UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: February 28, 2011

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 49.5%
Advanced Materials - 0.0%

Ceradyne, Inc.†	579	$22,135
STR Holdings, Inc.†	674	12,206

		34,341

Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc.	1,139	15,035
Omnicom Group, Inc.	10,992	559,493

		574,528

Aerospace/Defense - 1.5%

Aerovironment, Inc.†	241	6,991
Boeing Co.	17,604	1,267,664
Cubic Corp.	211	10,616
Esterline Technologies Corp.†	700	50,099
General Dynamics Corp.	1,811	137,853
Lockheed Martin Corp.	1,600	126,656
National Presto Industries, Inc.	41	5,188
Northrop Grumman Corp.	3,342	222,845
Raytheon Co.	5,134	262,912
Teledyne Technologies, Inc.†	845	44,253

		2,135,077

Aerospace/Defense-Equipment - 0.4%

AAR Corp.†	913	24,916
Curtiss-Wright Corp.	1,072	39,557
GenCorp, Inc.†	1,371	7,115
Kaman Corp.	604	19,249
Moog, Inc., Class A†	1,056	47,953
Orbital Sciences Corp.†	873	15,531
Triumph Group, Inc.	128	11,084
United Technologies Corp.	5,132	428,727

		594,132

Agricultural Chemicals - 0.2%

Monsanto Co.	3,270	235,080

Agricultural Operations - 0.0%

Andersons, Inc.	277	13,307

Airlines - 0.0%

Allegiant Travel Co.	117	4,828
Skywest, Inc.	1,280	21,120
Southwest Airlines Co.	872	10,316

		36,264

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	892	12,524
Darling International, Inc.†	899	12,487

		25,011

Apparel Manufacturers - 0.1%

Carter’s, Inc.†	457	13,097
Maidenform Brands, Inc.†	177	4,804
Oxford Industries, Inc.	209	5,041
Quiksilver, Inc.†	3,013	12,986
True Religion Apparel, Inc.†	198	4,706
VF Corp.	401	38,364
Volcom, Inc.	133	2,381

		81,379

Appliances - 0.1%

Whirlpool Corp.	955	78,787

Applications Software - 0.9%

Ebix, Inc.†	297	7,823
EPIQ Systems, Inc.	759	10,482
Microsoft Corp.	44,812	1,191,103
Progress Software Corp.†	505	14,827

		1,224,235

Athletic Footwear - 0.1%

K-Swiss, Inc., Class A†	631	6,316
NIKE, Inc., Class B	1,928	171,650

		177,966

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	432	3,577
DTS, Inc.†	133	6,031
Harman International Industries, Inc.	750	36,480
Universal Electronics, Inc.†	116	3,161

		49,249

Auto Repair Centers - 0.0%

Midas, Inc.†	303	2,342
Monro Muffler Brake, Inc.	235	7,680

		10,022

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†	10,645	160,207

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	2,860	143,372

Auto/Truck Parts & Equipment-Original - 0.0%

Spartan Motors, Inc.	699	4,438
Superior Industries International, Inc.	411	8,171

		12,609

Auto/Truck Parts & Equipment-Replacement - 0.0%

Standard Motor Products, Inc.	453	5,268

Banks-Commercial - 0.5%

Bank of the Ozarks, Inc.	181	7,792
City Holding Co.	360	12,330
Columbia Banking System, Inc.	915	18,154
Community Bank System, Inc.	587	14,769
First BanCorp.†	494	2,292
First Commonwealth Financial Corp.	2,194	14,371
First Financial Bancorp	937	15,863
First Financial Bankshares, Inc.	350	17,570
First Midwest Bancorp, Inc.	1,722	20,784
Glacier Bancorp, Inc.	1,673	26,149
Hancock Holding Co.	686	23,784
Hanmi Financial Corp.†	3,518	4,397
Home Bancshares, Inc.	510	11,490
Independent Bank Corp.	493	13,405
Lloyds Banking Group PLC†(1)	105,984	106,955
Nara Bancorp., Inc.†	883	9,254
National Penn Bancshares, Inc.	2,256	17,913
NBT Bancorp, Inc.	801	17,822
Old National Bancorp	2,203	24,674
Pinnacle Financial Partners, Inc.†	783	12,489
PrivateBancorp, Inc.	1,362	19,504
Regions Financial Corp.	7,823	59,768
S&T Bancorp, Inc.	577	12,867
Signature Bank†	317	16,449
Simmons First National Corp., Class A	401	11,541
Sterling Bancorp	624	6,265
Sterling Bancshares, Inc.	2,371	21,457
Susquehanna Bancshares, Inc.	3,020	28,871

Texas Capital Bancshares, Inc.†	856	21,605
Tompkins Financial Corp.	140	5,740
Trustco Bank Corp.	1,792	10,806
UMB Financial Corp.	524	20,897
Umpqua Holdings Corp.	2,665	30,488
United Bankshares, Inc.	892	25,547
United Community Banks, Inc.†	2,199	3,013
Whitney Holding Corp.	2,248	31,877
Wilshire Bancorp, Inc.	453	2,994
Wintrust Financial Corp.	799	26,830

		748,776

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	1,781	12,627
State Street Corp.	1,536	68,690
Wilmington Trust Corp.	2,129	9,559

		90,876

Banks-Super Regional - 2.2%

Capital One Financial Corp.	18,406	916,066
Comerica, Inc.	13,313	517,876
Fifth Third Bancorp	9,698	141,591
Huntington Bancshares, Inc.	8,027	54,905
KeyCorp	12,796	116,955
PNC Financial Services Group, Inc.	4,170	257,289
SunTrust Banks, Inc.	611	18,434
Wells Fargo & Co.	33,547	1,082,226

		3,105,342

Beverages-Non-alcoholic - 0.3%

Coca-Cola Co.	2,401	153,472
Coca-Cola Enterprises, Inc.	3,244	85,317
Dr Pepper Snapple Group, Inc.	3,925	141,536

		380,325

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc., Class A†	7,087	144,008

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	71	6,590

Broadcast Services/Program - 0.1%

DG FastChannel, Inc.†	189	6,258
Discovery Communications, Inc., Class A†	2,565	110,577

		116,835

Building & Construction Products-Misc. - 0.1%

Drew Industries, Inc.	445	10,293
Gibraltar Industries, Inc.†	704	7,624
NCI Building Systems, Inc.†	327	4,620
Quanex Building Products Corp.	875	16,529
Simpson Manufacturing Co., Inc.	920	26,616

		65,682

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	817	14,101
Insituform Technologies, Inc., Class A†	913	23,592

		37,693

Building Products-Air & Heating - 0.0%

AAON, Inc.	166	5,096
Comfort Systems USA, Inc.	881	11,691

		16,787

Building Products-Cement - 0.0%

Eagle Materials, Inc.	816	26,373
Texas Industries, Inc.	647	26,385

		52,758

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	653	8,927

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	449	15,311

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	210	2,593

Building-Maintance & Services - 0.0%

ABM Industries, Inc.	1,093	29,107

Building-Mobile Home/Manufactured Housing - 0.0%

Skyline Corp.	125	2,511
Winnebago Industries, Inc.†	677	9,790

		12,301

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	2,107	24,947
M/I Homes, Inc.†	430	5,741
Meritage Homes Corp.†	747	19,280
Pulte Group, Inc.†	13,625	94,012
Standard Pacific Corp.†	2,309	9,236

		153,216

Cable/Satellite TV - 0.5%

Cablevision Systems Corp., Class A	595	21,926
Comcast Corp., Class A	16,622	428,183
DIRECTV, Class A†	533	24,502
Time Warner Cable, Inc.	2,229	160,889

		635,500

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	200	2,090
Wynn Resorts, Ltd.	272	33,437

		35,527

Casino Services - 0.0%

Shuffle Master, Inc.†	792	7,453

Cellular Telecom - 0.0%

Sprint Nextel Corp.†	5,658	24,725

Chemicals-Diversified - 0.4%

Dow Chemical Co.	482	17,911
E.I. du Pont de Nemours & Co.	5,659	310,509
PPG Industries, Inc.	3,305	292,096

		620,516

Chemicals-Other - 0.0%

American Vanguard Corp.	498	4,099

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	732	16,294
PolyOne Corp.†	1,321	18,336

		34,630

Chemicals-Specialty - 0.4%

Arch Chemicals, Inc.	585	21,031

Balchem Corp.	218	7,848
Eastman Chemical Co.	1,298	121,246
Ecolab, Inc.	5,824	283,279
H.B. Fuller Co.	1,139	24,546
OM Group, Inc.†	443	15,589
Quaker Chemical Corp.	89	3,447
Stepan Co.	180	12,634
Zep, Inc.	506	7,939

		497,559

Circuit Boards - 0.0%

Park Electrochemical Corp.	368	11,703
TTM Technologies, Inc.†	332	5,823

		17,526

Coal - 0.1%

Peabody Energy Corp.	1,006	65,883

Coatings/Paint - 0.0%

The Sherwin-Williams Co.	493	40,485

Coffee - 0.0%

Peet’s Coffee & Tea, Inc.†	100	4,276

Collectibles - 0.0%

RC2 Corp.†	369	8,011

Commercial Services - 0.1%

Arbitron, Inc.	206	8,201
Healthcare Services Group, Inc.	512	9,098
HMS Holdings Corp.†	215	16,245
Live Nation Entertainment, Inc.†	3,472	36,907
Medifast, Inc.†	105	2,430
Pre-Paid Legal Services, Inc.†	76	5,012
StarTek, Inc.†	253	1,407
TeleTech Holdings, Inc.†	378	8,611

		87,911

Commercial Services-Finance - 0.2%

Cardtronics, Inc.†	467	8,850
Heartland Payment Systems, Inc.	890	17,426
Mastercard, Inc., Class A	391	94,059
Moody’s Corp.	2,662	84,918
Visa, Inc., Class A	491	35,867
Wright Express Corp.†	298	15,198

		256,318

Communications Software - 0.0%

Digi International, Inc.†	584	6,465
Smith Micro Software, Inc.†	235	2,202

		8,667

Computer Aided Design - 0.1%

Autodesk, Inc.†	2,299	96,673

Computer Services - 0.8%

CACI International, Inc., Class A†	706	41,880
CIBER, Inc.†	1,623	7,579
Computer Sciences Corp.	772	37,156
iGate Corp.	226	4,091
Insight Enterprises, Inc.†	1,077	19,698
International Business Machines Corp.	5,861	948,779
Manhattan Associates, Inc.†	170	5,474
SYKES Enterprises, Inc.†	620	11,532

		1,076,189

Computer Software - 0.0%

Avid Technology, Inc.†	674	14,868
Blackbaud, Inc.	341	9,074

		23,942

Computers - 1.6%

Apple, Inc.†	5,859	2,069,457
Dell, Inc.†	1,040	16,463
Hewlett-Packard Co.	4,522	197,295

		2,283,215

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	416	2,088
Integral Systems, Inc.†	284	3,476
Mercury Computer Systems, Inc.†	227	4,309
MTS Systems Corp.	240	11,115
NCI, Inc., Class A†	124	2,840
Netscout Systems, Inc.†	267	6,672
Radiant Systems, Inc.†	248	4,253
Radisys Corp.†	407	3,390
Stratasys, Inc.†	161	7,306
Super Micro Computer, Inc.†	378	5,651

		51,100

Computers-Memory Devices - 0.5%

EMC Corp.†	17,457	475,005
Hutchinson Technology, Inc.†	497	1,560
NetApp, Inc.†	3,703	191,297
SanDisk Corp.†	861	42,706

		710,568

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	265	7,817

Consulting Services - 0.0%

Forrester Research, Inc.	113	4,088
MAXIMUS, Inc.	133	9,842
Navigant Consulting, Inc.†	779	7,315

		21,245

Consumer Products-Misc. - 0.0%

Blyth, Inc.	126	4,331
Central Garden and Pet Co., Class A†	1,277	11,761
Helen of Troy, Ltd.†	713	19,914
Kid Brands, Inc.†	167	1,563
WD-40 Co.	257	10,450

		48,019

Containers-Metal/Glass - 0.1%

Ball Corp.	4,841	174,760

Containers-Paper/Plastic - 0.1%

Sealed Air Corp.	2,184	60,104

Cosmetics & Toiletries - 0.7%

Colgate-Palmolive Co.	5,470	429,504
Procter & Gamble Co.	8,240	519,532

		949,036

Cruise Lines - 0.0%

Carnival Corp.	669	28,546

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	332	12,128
CSG Systems International, Inc.†	265	5,181
Fidelity National Information Services, Inc.	3,696	119,713
Fiserv, Inc.†	791	50,047

		187,069

Decision Support Software - 0.0%

Interactive Intelligence, Inc.†	104	3,579

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	529	11,030

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,642	8,062

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	580	12,511

Disposable Medical Products - 0.0%

C.R. Bard, Inc.	336	32,848
ICU Medical, Inc.†	185	7,768
Merit Medical Systems, Inc.†	400	6,832

		47,448

Distribution/Wholesale - 0.3%

Brightpoint, Inc.†	1,570	19,782
Genuine Parts Co.	526	27,715
MWI Veterinary Supply, Inc.†	97	6,714
Pool Corp.	1,156	28,854
Scansource, Inc.†	622	22,722
School Specialty, Inc.†	373	5,725
United Stationers, Inc.†	539	36,339
WW Grainger, Inc.	1,518	202,213

		350,064

Diversified Banking Institutions - 1.7%

Bank of America Corp.	31,921	456,151
Citigroup, Inc.†	66,792	312,587
Goldman Sachs Group, Inc.	4,995	818,081
JPMorgan Chase & Co.	17,609	822,164

		2,408,983

Diversified Manufacturing Operations - 1.6%

3M Co.	1,593	146,922
A.O. Smith Corp.	480	19,392
Actuant Corp., Class A	1,586	44,884
AZZ, Inc.	163	6,953
Barnes Group, Inc.	1,056	22,472
Dover Corp.	13,185	847,136
EnPro Industries, Inc.†	160	6,349
ESCO Technologies, Inc.	437	16,733
Federal Signal Corp.	1,446	9,356
General Electric Co.	30,135	630,424
Griffon Corp.†	1,084	13,073
Illinois Tool Works, Inc.	1,550	83,855
LSB Industries, Inc.†	242	7,328
Lydall, Inc.†	363	3,245
Parker Hannifin Corp.	1,510	134,662
Standex International Corp.	292	10,007
Tredegar Corp.	533	10,404
Tyco International, Ltd.	6,941	314,705

		2,327,900

Diversified Minerals - 0.0%

AMCOL International Corp.	399	12,453

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	175	11,452
Viad Corp.	469	10,749

		22,201

E-Commerce/Products - 0.0%

Amazon.com, Inc.†	215	37,257
Blue Nile, Inc.†	112	6,404
Nutrisystem, Inc.	419	5,544
Stamps.com, Inc.	91	1,223

		50,428

E-Commerce/Services - 0.1%

Expedia, Inc.	3,621	71,913
NetFlix, Inc.†	88	18,187
United Online, Inc.	1,999	12,014

		102,114

E-Marketing/Info - 0.0%

comScore, Inc.†	194	5,341
Liquidity Services, Inc.†	134	2,153

		7,494

E-Services/Consulting - 0.0%

Perficient, Inc.†	232	2,884
Websense, Inc.†	325	6,961

		9,845

Electric Products-Misc. - 0.1%

Littelfuse, Inc.	173	9,139
Molex, Inc.	5,805	162,134

		171,273

Electric-Integrated - 1.1%

Allete, Inc.	725	27,405
Avista Corp.	1,315	29,351
Central Vermont Public Service Corp.	305	6,484
CH Energy Group, Inc.	368	18,054
CMS Energy Corp.	12,651	243,658
Dominion Resources, Inc.	6,067	276,837
Duke Energy Corp.	13,699	246,445
El Paso Electric Co.†	695	19,530
Entergy Corp.	855	60,876
Exelon Corp.	4,790	200,030
Northeast Utilities	3,513	119,583
NorthWestern Corp.	842	25,016
Pepco Holdings, Inc.	7,640	143,097
PG&E Corp.	711	32,749
Public Service Enterprise Group, Inc.	949	31,032
UIL Holdings Corp.	1,173	36,058
Unisource Energy Corp.	847	30,882

		1,547,087

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	272	5,957
Benchmark Electronics, Inc.†	1,417	26,725
CTS Corp.	794	9,417

Daktronics, Inc.	585	6,698
Methode Electronics, Inc.	855	10,003
OSI Systems, Inc.†	145	5,455
Plexus Corp.†	578	18,167
Pulse Electronics Corp.	752	4,542
Rogers Corp.†	282	13,299

		100,263

Electronic Components-Semiconductors - 1.1%

Altera Corp.	4,946	207,040
Ceva, Inc.†	171	3,899
Diodes, Inc.†	280	8,109
DSP Group, Inc.†	543	4,284
Intel Corp.	28,790	618,121
Kopin Corp.†	504	2,213
LSI Corp.†	6,628	41,690
Microsemi Corp.†	1,310	28,859
Monolithic Power Systems, Inc.†	281	4,342
National Semiconductor Corp.	5,430	84,165
QLogic Corp.†	3,387	61,169
Supertex, Inc.†	228	5,212
Texas Instruments, Inc.	13,538	482,088
Volterra Semiconductor Corp.†	209	5,273

		1,556,464

Electronic Forms - 0.0%

Adobe Systems, Inc.†	907	31,291

Electronic Measurement Instruments - 0.0%

Analogic Corp.	183	9,919
Badger Meter, Inc.	222	8,727
FARO Technologies, Inc.†	251	8,948

		27,594

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	70	6,580
LoJack Corp.†	323	1,932

		8,512

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	1,406	7,128

Engineering/R&D Services - 0.7%

EMCOR Group, Inc.†	1,546	49,256
Exponent, Inc.†	107	4,210
Foster Wheeler AG†	26,078	942,980

		996,446

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	1,170	23,552

Enterprise Software/Service - 0.7%

BMC Software, Inc.†	2,649	131,125
CA, Inc.	936	23,194
Epicor Software Corp.†	640	6,592
JDA Software Group, Inc.†	341	10,060
MicroStrategy, Inc., Class A†	68	8,082
Omnicell, Inc.†	513	6,895
Oracle Corp.	23,964	788,416
RightNow Technologies, Inc.†	184	4,911
SYNNEX Corp.†	549	19,369
Taleo Corp., Class A†	308	9,945
Tyler Technologies, Inc.†	195	4,313

		1,012,902

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	1,385	22,257
THQ, Inc.†	1,580	9,101

		31,358

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	892	20,962

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	798	32,830

Finance-Consumer Loans - 0.0%

Portfolio Recovery Associates, Inc.†	133	11,085
World Acceptance Corp.†	122	7,297

		18,382

Finance-Credit Card - 0.1%

American Express Co.	1,482	64,571
Discover Financial Services	4,683	101,855

		166,426

Finance-Investment Banker/Broker - 0.1%

Interactive Brokers Group, Inc., Class A	981	15,156
Investment Technology Group, Inc.†	974	18,652
LaBranche & Co., Inc.†	837	3,515
optionsXpress Holdings, Inc.	331	5,366
Piper Jaffray Cos., Inc.†	372	15,308
Stifel Financial Corp.†	274	19,657
SWS Group, Inc.	680	3,665
TradeStation Group, Inc.†	930	6,259

		87,578

Finance-Other Services - 0.0%

IntercontinentalExchange, Inc.†	467	59,869

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	148	2,673

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	213	5,992
TreeHouse Foods, Inc.†	276	14,399

		20,391

Food-Confectionery - 0.2%

The Hershey Co.	4,464	233,556

Food-Meat Products - 0.1%

Tyson Foods, Inc., Class A	3,708	69,080

Food-Misc. - 0.7%

B&G Foods, Inc.	742	11,130
Cal-Maine Foods, Inc.	172	4,966
Campbell Soup Co.	4,869	163,891
ConAgra Foods, Inc.	5,431	125,782
Diamond Foods, Inc.	304	15,489
General Mills, Inc.	3,095	114,948
Hain Celestial Group, Inc.†	738	22,007
J & J Snack Foods Corp.	201	8,838
Kraft Foods, Inc., Class A	10,475	333,524
McCormick & Co., Inc.	545	25,969
Sara Lee Corp.	5,516	94,434

Snyders-Lance, Inc.	710	12,936

		933,914

Food-Retail - 0.1%

Safeway, Inc.	5,413	118,112
SUPERVALU, Inc.	7,066	60,979

		179,091

Food-Wholesale/Distribution - 0.2%

Calavo Growers, Inc.	93	2,159
Nash Finch Co.	283	11,425
Spartan Stores, Inc.	526	7,927
Sysco Corp.	5,728	159,181
United Natural Foods, Inc.†	673	28,569

		209,261

Footwear & Related Apparel - 0.1%

CROCS, Inc.†	679	11,984
Iconix Brand Group, Inc.†	565	12,487
Skechers U.S.A., Inc., Class A†	787	16,354
Steven Madden, Ltd.†	179	7,722
Wolverine World Wide, Inc.	705	25,916

		74,463

Forestry - 0.0%

Deltic Timber Corp.	178	10,817

Funeral Services & Related Items - 0.0%

Hillenbrand, Inc.	1,015	22,076

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	1,010	13,261

Garden Products - 0.0%

Toro Co.	452	28,205

Gas-Distribution - 0.1%

Laclede Group, Inc.	518	20,145
New Jersey Resources Corp.	959	40,115
Northwest Natural Gas Co.	471	22,137
Piedmont Natural Gas Co., Inc.	1,275	37,357
South Jersey Industries, Inc.	496	27,211
Southwest Gas Corp.	1,059	41,163

		188,128

Gold Mining - 0.0%

Newmont Mining Corp.	1,070	59,139

Golf - 0.0%

Callaway Golf Co.	1,497	11,587

Health Care Cost Containment - 0.0%

Corvel Corp.†	51	2,524

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	2,359	45,623

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	668	14,730
La-Z-Boy, Inc.†	1,206	12,108

		26,838

Hotels/Motels - 0.0%

Marcus Corp.	502	6,536
Wyndham Worldwide Corp.	1,198	37,473

		44,009

Human Resources - 0.1%

AMN Healthcare Services, Inc.†	909	6,790
CDI Corp.	301	4,479
Cross Country Healthcare, Inc.†	723	6,015
Heidrick & Struggles International, Inc.	408	11,110
Insperity, Inc.†	347	10,386
Kelly Services, Inc., Class A†	657	13,810
On Assignment, Inc.†	851	8,935
SFN Group, Inc.†	1,230	17,011
TrueBlue, Inc.†	739	11,935

		90,471

Identification Systems - 0.1%

Brady Corp., Class A	1,223	43,710
Checkpoint Systems, Inc.†	922	20,081

		63,791

Independent Power Producers - 0.0%

GenOn Energy, Inc.†	439	1,778

Industrial Automated/Robotic - 0.0%

Cognex Corp.	584	16,300
Gerber Scientific, Inc.†	584	4,818
Intermec, Inc.†	1,118	12,555

		33,673

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	680	26,595

Instruments-Scientific - 0.3%

Dionex Corp.†	134	15,788
FEI Co.†	641	21,493
Thermo Fisher Scientific, Inc.†	4,330	241,700
Waters Corp.†	1,300	107,965

		386,946

Insurance Brokers - 0.0%

eHealth, Inc.†	173	2,169

Insurance-Life/Health - 0.7%

Aflac, Inc.	4,046	238,148
Delphi Financial Group, Inc., Class A	1,264	39,133
Presidential Life Corp.	496	4,970
Principal Financial Group, Inc.	3,488	119,499
Prudential Financial, Inc.	6,392	420,785
Torchmark Corp.	1,573	102,638

		925,173

Insurance-Multi-line - 0.3%

Assurant, Inc.	1,598	64,927
Hartford Financial Services Group, Inc.	11,900	352,240
Horace Mann Educators Corp.	919	15,577
United Fire & Casualty Co.	495	10,241

		442,985

Insurance-Property/Casualty - 0.5%

AMERISAFE, Inc.†	429	8,563
Chubb Corp.	1,464	88,835
Employers Holdings, Inc.	926	18,631
Infinity Property & Casualty Corp.	291	17,667
Navigators Group, Inc.†	290	15,213

ProAssurance Corp.†	715	45,281
RLI Corp.	385	22,103
Safety Insurance Group, Inc.	349	16,794
Selective Insurance Group, Inc.	1,244	22,616
Stewart Information Services Corp.	428	4,772
The Progressive Corp.	6,175	128,625
The Travelers Cos., Inc.	3,891	233,188
Tower Group, Inc.	594	16,145

		638,433

Insurance-Reinsurance - 0.3%

Berkshire Hathaway, Inc., Class B†	5,376	469,217

Internet Application Software - 0.0%

DealerTrack Holdings, Inc.†	557	11,240
eResearchTechnology, Inc.†	690	4,382

		15,622

Internet Connectivity Services - 0.0%

PC-Tel, Inc.†	401	3,003

Internet Content-Information/News - 0.0%

Knot, Inc.†	504	5,055

Internet Infrastructure Software - 0.1%

Akamai Technologies, Inc.†	1,939	72,771
F5 Networks, Inc.†	438	51,688

		124,459

Internet Security - 0.1%
Blue Coat Systems, Inc.†	328	9,230
Sourcefire, Inc.†	218	5,908
VeriSign, Inc.	4,620	163,040

		178,178

Internet Telephone - 0.0%

j2 Global Communications, Inc.†	350	10,181

Investment Companies - 0.0%

Prospect Capital Corp.	1,299	15,770

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	1,948	123,347
Federated Investors, Inc., Class B	1,177	32,438
Janus Capital Group, Inc.	11,307	151,853
Legg Mason, Inc.	19,011	689,149
National Financial Partners Corp.†	705	9,969

		1,006,756

Lasers-System/Components - 0.1%

Cymer, Inc.†	501	25,351
Electro Scientific Industries, Inc.†	425	6,477
II-VI, Inc.†	198	10,136
Newport Corp.†	548	9,124
Rofin-Sinar Technologies, Inc.†	489	18,963

		70,051

Leisure Products - 0.0%

Brunswick Corp.	1,376	31,689
Multimedia Games, Inc.†	587	3,229

		34,918

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	434	14,070
UniFirst Corp.	223	12,577

		26,647

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.†	463	15,895
Caterpillar, Inc.	699	71,948

		87,843

Machinery-Farming - 0.0%

Lindsay Corp.	98	6,920

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	644	15,688
Applied Industrial Technologies, Inc.	878	28,131
Intevac, Inc.†	383	4,891
Robbins & Myers, Inc.	765	32,612

		81,322

Machinery-Material Handling - 0.0%

Cascade Corp.	164	8,013

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	84	4,537
Quality Systems, Inc.	149	11,905

		16,442

Medical Instruments - 0.1%

Abaxis, Inc.†	174	4,615
CONMED Corp.†	654	17,318
CryoLife, Inc.†	481	2,597
Integra LifeSciences Holdings Corp.†	161	8,074
Intuitive Surgical, Inc.†	56	18,365
Kensey Nash Corp.†	66	1,733
Natus Medical, Inc.†	413	6,550
SurModics, Inc.†	256	3,338
Symmetry Medical, Inc.†	836	7,558

		70,148

Medical Labs & Testing Services - 0.3%

Bio-Reference Labs, Inc.†	188	3,933
Laboratory Corp. of America Holdings†	5,191	467,865

		471,798

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	398	2,814
Palomar Medical Technologies, Inc.†	349	5,577

		8,391

Medical Products - 0.7%

American Medical Systems Holdings, Inc.†	584	12,795
Cantel Medical Corp.	161	3,518
Cooper Cos., Inc.	358	22,132
Cyberonics, Inc.†	187	6,177
Greatbatch, Inc.†	337	8,385
Haemonetics Corp.†	193	11,898
Hanger Orthopedic Group, Inc.†	755	20,310
Invacare Corp.	753	22,266
Johnson & Johnson	9,502	583,803
PSS World Medical, Inc.†	824	21,440
Stryker Corp.	1,158	73,255
Varian Medical Systems, Inc.†	1,480	102,534
West Pharmaceutical Services, Inc.	553	22,734

Zoll Medical Corp.†	167	7,729

		918,976

Medical-Biomedical/Gene - 0.9%

Amgen, Inc.†	16,164	829,698
Arqule, Inc.†	331	2,108
Biogen Idec, Inc.†	2,009	137,416
Cambrex Corp.†	683	3,743
Celgene Corp.†	816	43,330
Cubist Pharmaceuticals, Inc.†	454	9,956
Emergent Biosolutions, Inc.†	305	6,417
Enzo Biochem, Inc.†	258	1,112
Gilead Sciences, Inc.†	1,991	77,609
Life Technologies Corp.†	2,812	150,076
Regeneron Pharmaceuticals, Inc.†	566	20,529

		1,281,994

Medical-Drugs - 1.4%

Abbott Laboratories	28,730	1,381,913
Allergan, Inc.	987	73,206
Bristol-Myers Squibb Co.	6,279	162,061
Cephalon, Inc.†	663	37,334
Hi-Tech Pharmacal Co., Inc.†	79	1,824
King Pharmaceuticals, Inc.†	8,684	123,660
Merck & Co., Inc.	2,775	90,382
Pfizer, Inc.	6,967	134,045
PharMerica Corp.†	682	8,014
Salix Pharmaceuticals, Ltd.†	445	14,836
Savient Pharmaceuticals, Inc.†	949	9,148
Viropharma, Inc.†	599	10,740

		2,047,163

Medical-Generic Drugs - 0.4%

Mylan, Inc.†	24,915	569,806
Par Pharmaceutical Cos., Inc.†	270	8,338

		578,144

Medical-HMO - 0.5%

Aetna, Inc.	2,339	87,385
AMERIGROUP Corp.†	685	39,285
Centene Corp.†	1,146	34,919
CIGNA Corp.	245	10,307
Healthspring, Inc.†	445	16,750
Humana, Inc.†	1,537	99,920
Magellan Health Services, Inc.†	443	21,255
Molina Healthcare, Inc.†	394	13,802
UnitedHealth Group, Inc.	7,223	307,555

		631,178

Medical-Hospitals - 0.1%

MedCath Corp.†	476	6,769
Tenet Healthcare Corp.†	10,611	76,187

		82,956

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	102	3,102

Medical-Outpatient/Home Medical - 0.1%

Air Methods Corp.†	85	4,934
Almost Family, Inc.†	63	2,457
Amedisys, Inc.†	675	24,246
Amsurg Corp.†	719	16,990
Gentiva Health Services, Inc.†	695	19,620
LHC Group, Inc.†	205	6,121

		74,368

Medical-Wholesale Drug Distribution - 0.4%
AmerisourceBergen Corp.	5,208	197,435
Cardinal Health, Inc.	3,296	137,246
McKesson Corp.	2,035	161,335

		496,016

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	273	10,825
Kaydon Corp.	597	23,426
Mueller Industries, Inc.	880	29,902
RTI International Metals, Inc.†	533	15,191

		79,344

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	390	6,724
Lawson Products, Inc.	85	2,046
Olympic Steel, Inc.	213	5,727

		14,497

Metal-Aluminum - 0.0%

Century Aluminum Co.†	992	16,815
Kaiser Aluminum Corp.	344	17,382

		34,197

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	5,770	305,521

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.	1,436	139,393

Miscellaneous Manufacturing - 0.0%

John Bean Technologies Corp.	412	7,816
Movado Group, Inc.†	402	5,656

		13,472

Multimedia - 0.5%

EW Scripps Co., Class A†	491	4,699
McGraw-Hill Cos., Inc.	1,220	47,190
News Corp., Class A	15,257	265,014
Time Warner, Inc.	3,527	134,731
Viacom, Inc., Class B	2,802	125,137
Walt Disney Co.	3,925	171,680

		748,451

Networking Products - 0.2%

Anixter International, Inc.	656	46,983
Black Box Corp.	412	15,734
Cisco Systems, Inc.†	11,384	211,287
LogMeIn, Inc.†	248	8,901
Netgear, Inc.†	272	8,921

		291,826

Non-Ferrous Metals - 0.0%

Materion Corp.†	267	11,687
Titanium Metals Corp.†	889	16,882

		28,569

Office Automation & Equipment - 0.1%

Xerox Corp.	10,003	107,532

Office Furnishings-Original — 0.0%

Interface, Inc. Class A	938	15,636

Office Supplies & Forms - 0.0%

Standard Register Co.	205	705

Oil & Gas Drilling - 0.3%

Helmerich & Payne, Inc.	5,564	361,604
Nabors Industries, Ltd.†	1,116	31,772
Pioneer Drilling Co.†	1,261	14,275

		407,651

Oil Companies-Exploration & Production - 1.7%

Anadarko Petroleum Corp.	17,116	1,400,602
Apache Corp.	2,867	357,286
Contango Oil & Gas Co.†	100	6,128
Georesources, Inc.†	275	8,654
Gulfport Energy Corp.†	246	7,279
Occidental Petroleum Corp.	3,741	381,470
Penn Virginia Corp.	1,059	17,230
Petroleum Development Corp.†	421	19,758
Petroquest Energy, Inc.†	923	7,956
Pioneer Natural Resources Co.	576	58,948
QEP Resources, Inc.	1,362	53,867
Stone Energy Corp.†	701	21,226
Swift Energy Co.†	736	31,611

		2,372,015

Oil Companies-Integrated - 3.7%

Chevron Corp.	10,756	1,115,935
ConocoPhillips	26,637	2,074,223
Exxon Mobil Corp.	11,181	956,311
Murphy Oil Corp.	14,215	1,045,229

		5,191,698

Oil Field Machinery & Equipment - 0.2%

Gulf Island Fabrication, Inc.	333	10,313
Lufkin Industries, Inc.	443	34,620
National Oilwell Varco, Inc.	3,322	264,332

		309,265

Oil Refining & Marketing - 0.1%

Holly Corp.	1,027	58,683
Sunoco, Inc.	3,088	129,263

		187,946

Oil-Field Services - 0.4%

Basic Energy Services, Inc.†	398	7,634
CARBO Ceramics, Inc.	146	18,100
Halliburton Co.	9,345	438,654
Hornbeck Offshore Services, Inc.†	542	15,398
Matrix Service Co.†	615	8,586
Oil States International, Inc.†	394	28,679
Schlumberger, Ltd.	339	31,669
SEACOR Holdings, Inc.	274	25,967
Tetra Technologies, Inc.†	1,773	24,485

		599,172

Paper & Related Products - 0.2%

Buckeye Technologies, Inc.	307	8,044
Clearwater Paper Corp.†	267	21,173
International Paper Co.	1,704	47,337
KapStone Paper and Packaging Corp.†	298	5,111
MeadWestvaco Corp.	4,238	124,385
Neenah Paper, Inc.	343	6,678
Schweitzer-Mauduit International, Inc.	140	7,676
Wausau Paper Corp.	1,140	9,154

		229,558

Pharmacy Services - 0.1%

Catalyst Health Solutions, Inc.†	304	13,744
Express Scripts, Inc.†	1,413	79,439

		93,183

Physical Therapy/Rehabilitation Centers - 0.0%

RehabCare Group, Inc.†	580	21,547

Physicians Practice Management - 0.0%

Healthways, Inc.†	798	11,148
IPC The Hospitalist Co., Inc.†	125	5,100

		16,248

Pipelines - 0.1%

The Williams Cos., Inc.	6,359	193,059

Poultry - 0.0%

Sanderson Farms, Inc.	450	18,607

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	681	10,978
Powell Industries, Inc.†	206	7,702
Vicor Corp.	151	2,300

		20,980

Printing-Commercial - 0.0%

Consolidated Graphics, Inc.†	79	4,309

Private Corrections - 0.0%

Geo Group, Inc.†	1,499	38,120

Protection/Safety - 0.0%

Landauer, Inc.	73	4,592

Publishing-Newspapers - 0.0%

Dolan Co.†	234	2,925

Real Estate Investment Trusts - 1.2%

Acadia Realty Trust	569	11,266
Apartment Investment & Management Co., Class A	8,543	219,128
AvalonBay Communities, Inc.	445	53,858
BioMed Realty Trust, Inc.	2,092	37,970
Cedar Shopping Centers, Inc.	1,093	6,624
Colonial Properties Trust	1,433	28,244
DiamondRock Hospitality Co.†	2,698	31,728
Digital Realty Trust, Inc.	9,730	572,319
EastGroup Properties, Inc.	389	17,711
Entertainment Properties Trust	730	34,799
Extra Space Storage, Inc.	1,332	26,307
Franklin Street Properties Corp.	1,615	24,273
Getty Realty Corp.	391	11,503
Healthcare Realty Trust, Inc.	1,139	26,539
Home Properties, Inc.	537	31,640
Inland Real Estate Corp.	1,374	12,943
Kilroy Realty Corp.	870	33,712
Kite Realty Group Trust	1,473	8,308
LaSalle Hotel Properties	1,281	36,137
Lexington Realty Trust	2,142	20,285
LTC Properties, Inc.	407	11,893

Medical Properties Trust, Inc.	1,521	17,841
Mid-America Apartment Communities, Inc.	483	31,381
National Retail Properties, Inc.	1,154	29,646
Parkway Properties, Inc.	510	8,267
Pennsylvania Real Estate Investment Trust	877	12,664
Post Properties, Inc.	794	30,966
PS Business Parks, Inc.	288	18,156
Public Storage	296	33,226
Saul Centers, Inc.	160	7,360
Sovran Self Storage, Inc.	476	18,469
Tanger Factory Outlet Centers	630	16,790
Universal Health Realty Income Trust	203	8,073
Urstadt Biddle Properties, Inc., Class A	355	6,883
Vornado Realty Trust	1,944	181,434

		1,678,343

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†	490	9,437

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	284	3,610

Research & Development - 0.0%

Kendle International, Inc.†	347	4,129
Parexel International Corp.†	453	10,632

		14,761

Retail-Apparel/Shoe - 0.2%

Brown Shoe Co., Inc.	1,020	15,810
Buckle, Inc.	201	7,857
Cato Corp., Class A	403	9,773
Children’s Place Retail Stores, Inc.†	419	19,148
Christopher & Banks Corp.	833	5,090
Finish Line, Inc., Class A	679	11,855
Gap, Inc.	3,548	79,937
Genesco, Inc.†	347	13,713
HOT Topic, Inc.	1,037	5,548
JOS. A. Bank Clothiers, Inc.†	215	9,914
Liz Claiborne, Inc.†	1,715	8,815
Men’s Wearhouse, Inc.	777	20,746
Ross Stores, Inc.	553	39,838
Stein Mart, Inc.	626	5,127

		253,171

Retail-Auto Parts - 0.0%

Pep Boys-Manny, Moe & Jack	1,222	15,312

Retail-Automobile - 0.0%

Group 1 Automotive, Inc.	552	23,322
Lithia Motors, Inc., Class A	505	7,646
Sonic Automotive, Inc., Class A	822	11,820

		42,788

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	2,521	121,386

Retail-Building Products - 0.5%

Home Depot, Inc.	18,576	696,043
Lumber Liquidators Holdings, Inc.†	182	4,237

		700,280

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.†	1,396	4,132

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	1,635	52,713
RadioShack Corp.	5,379	79,609

		132,322

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	880	36,142

Retail-Discount - 0.5%

Fred’s, Inc., Class A	912	12,567
HSN, Inc.†	296	9,614
Target Corp.	4,158	218,503
Tuesday Morning Corp.†	850	3,970
Wal-Mart Stores, Inc.	10,094	524,686

		769,340

Retail-Drug Store - 0.1%

CVS Caremark Corp.	3,611	119,380
Walgreen Co.	1,330	57,642

		177,022

Retail-Fabric Store - 0.0%

Jo-Ann Stores, Inc.†	205	12,443

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	431	5,732
Kirkland’s, Inc.†	122	1,864

		7,596

Retail-Jewelry - 0.0%

Zale Corp.†	492	2,027

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	515	4,650

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	3,506	174,844

Retail-Office Supplies - 0.0%

OfficeMax, Inc.†	1,977	27,164

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	226	9,652
EzCorp, Inc., Class A†	388	11,128
First Cash Financial Services, Inc.†	236	7,727

		28,507

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	177	2,636

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	1,607	66,594

Retail-Regional Department Stores - 0.7%

Kohl’s Corp.	8,129	438,072
Macy’s, Inc.	23,587	563,729
Stage Stores, Inc.	851	14,842

		1,016,643

Retail-Restaurants - 0.4%

Biglari Holdings, Inc.†	11	4,705
BJ’s Restaurants, Inc.†	176	6,327
Buffalo Wild Wings, Inc.†	142	7,525
California Pizza Kitchen, Inc.†	192	3,233
CEC Entertainment, Inc.†	160	6,190
Cracker Barrel Old Country Store, Inc.	181	9,021

DineEquity, Inc.†	119	6,808
Jack in the Box, Inc.†	1,230	27,060
McDonald’s Corp.	5,629	426,003
O’Charley’s, Inc.†	440	2,794
Papa John’s International, Inc.†	296	8,637
PF Chang’s China Bistro, Inc.	179	8,313
Red Robin Gourmet Burgers, Inc.†	363	8,661
Ruby Tuesday, Inc.†	1,508	20,147
Ruth’s Hospitality Group, Inc.†	719	3,602
Sonic Corp.†	1,071	9,511
Starbucks Corp.	527	17,381
Texas Roadhouse, Inc.†	453	7,692

		583,610

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	328	4,572
Cabela’s, Inc.†	312	8,465
Hibbett Sports, Inc.†	218	6,848
Zumiez, Inc.†	162	4,223

		24,108

Retail-Video Rentals - 0.0%

Coinstar, Inc.†	247	10,542

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	642	9,104

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	821	8,309

Savings & Loans/Thrifts - 0.0%

Bank Mutual Corp.	1,064	4,916
Brookline Bancorp, Inc.	1,373	14,265
Dime Community Bancshares, Inc.	455	7,062
Provident Financial Services, Inc.	940	13,921

		40,164

Schools - 0.1%

American Public Education, Inc.†	142	6,024
Apollo Group, Inc., Class A†	1,734	78,481
Capella Education Co.†	129	7,439
Corinthian Colleges, Inc.†	1,963	10,286
DeVry, Inc.	1,011	54,847
Universal Technical Institute, Inc.	160	2,944

		160,021

Seismic Data Collection - 0.0%

ION Geophysical Corp.†	2,390	30,640

Semiconductor Components-Integrated Circuits - 0.4%

Analog Devices, Inc.	11,404	454,792
Exar Corp.†	632	4,089
Hittite Microwave Corp.†	192	11,785
Micrel, Inc.	386	5,188
Pericom Semiconductor Corp.†	355	3,571
Power Integrations, Inc.	218	8,685
Sigma Designs, Inc.†	361	4,938
Standard Microsystems Corp.†	379	10,055
TriQuint Semiconductor, Inc.†	1,238	17,642

		520,745

Semiconductor Equipment - 0.9%

Applied Materials, Inc.	9,551	156,923
ATMI, Inc.†	555	10,123
Brooks Automation, Inc.†	1,518	19,051
Cabot Microelectronics Corp.†	296	14,451
Cohu, Inc.	440	6,477
Kulicke & Soffa Industries, Inc.†	548	5,255
Lam Research Corp.†	14,168	777,823
MKS Instruments, Inc.	882	26,478
Novellus Systems, Inc.†	2,352	93,986
Rudolph Technologies, Inc.†	531	5,883
Teradyne, Inc.†	4,151	77,333
Tessera Technologies, Inc.†	713	12,413
Ultratech, Inc.†	387	9,567
Varian Semiconductor Equipment Associates, Inc.†	1,149	54,819
Veeco Instruments, Inc.†	311	14,797

		1,285,379

Software Tools - 0.3%

VMware, Inc., Class A†	4,180	349,657

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	555	12,621

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,587	15,251
Oplink Communications, Inc.†	153	4,163

		19,414

Telecom Services - 0.0%

Cbeyond, Inc.†	237	3,313
Neutral Tandem, Inc.†	258	4,438
NTELOS Holdings Corp.	436	8,467
USA Mobility, Inc.	378	5,640

		21,858

Telecommunication Equipment - 0.1%

Arris Group, Inc.†	2,874	37,937
Comtech Telecommunications Corp.	643	17,393
Network Equipment Technologies, Inc.†	471	1,714
Nortel Networks Corp.†	62	2
Symmetricom, Inc.†	666	3,769
Tekelec†	1,595	12,234
Tellabs, Inc.	2,815	15,173
Tollgrade Communications, Inc.†	161	1,608

		89,830

Telephone-Integrated - 1.1%

AT&T, Inc.	35,086	995,741
Atlantic Tele-Network, Inc.	71	2,768
Cincinnati Bell, Inc.†	3,150	8,316
General Communication, Inc., Class A†	557	6,734
Verizon Communications, Inc.	16,086	593,895

		1,607,454

Television - 0.0%

CBS Corp., Class B	1,110	26,485

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	146	4,240

Therapeutics - 0.0%

Questcor Pharmaceuticals, Inc.†	968	12,545

Tobacco - 1.0%

Alliance One International, Inc.†	2,026	7,354

Altria Group, Inc.	6,415	162,749
Lorillard, Inc.	1,370	105,175
Philip Morris International, Inc.	18,471	1,159,609

		1,434,887

Toys - 0.0%

Jakks Pacific, Inc.†	480	8,947

Transactional Software - 0.0%

Bottomline Technologies, Inc.†	251	5,549
Synchronoss Technologies, Inc.†	187	6,407

		11,956

Transport-Rail - 0.7%

CSX Corp.	1,901	141,929
Norfolk Southern Corp.	9,558	626,813
Union Pacific Corp.	1,795	171,261

		940,003

Transport-Services - 0.5%

Bristow Group, Inc.†	843	40,397
FedEx Corp.	108	9,722
Hub Group, Inc., Class A†	631	22,060
Ryder System, Inc.	656	31,376
United Parcel Service, Inc., Class B	7,196	531,065

		634,620

Transport-Truck - 0.1%

Arkansas Best Corp.	589	13,971
Forward Air Corp.	414	12,267
Heartland Express, Inc.	842	13,969
Knight Transportation, Inc.	970	18,052
Old Dominion Freight Line, Inc.†	638	19,637

		77,896

Travel Services - 0.0%

Interval Leisure Group, Inc.†	316	5,344

Veterinary Diagnostics - 0.0%

Neogen Corp.†	177	6,618

Vitamins & Nutrition Products - 0.0%

Vitamin Shoppe, Inc.†	389	13,533

Water - 0.0%

American States Water Co.	280	9,391

Web Portals/ISP - 0.3%

Google, Inc., Class A†	610	374,174
InfoSpace, Inc.†	839	6,762

		380,936

Wire & Cable Products - 0.0%

Belden, Inc.	757	27,729
Encore Wire Corp.	443	10,393

		38,122

Wireless Equipment - 1.3%

American Tower Corp., Class A†	15,318	826,559
EMS Technologies, Inc.†	356	6,921
Motorola Mobility Holdings, Inc.†	2,488	75,138
Novatel Wireless, Inc.†	243	1,439
QUALCOMM, Inc.	16,125	960,727
Viasat, Inc.†	320	13,315

		1,884,099

Total Common Stock
(cost $60,267,746)		70,584,886

EXCHANGE-TRADED FUNDS - 3.7%

iShares S&P SmallCap 600 Index Fund	2,725	195,083
SPDR S&P 500 ETF Trust, Series 1	2,849	379,344
Vanguard MSCI Emerging Markets ETF	101,820	4,725,466

Total Exchange-Traded Funds
(cost $4,822,354)		5,299,893

PREFERRED STOCK - 0.8%
Banks-Super Regional - 0.1%

US Bancorp FRS 7.19%	137	114,738
Wachovia Capital Trust IX 6.38%	3,100	77,159

		191,897

Diversified Banking Institutions - 0.4%

Ally Financial, Inc. 7.00%*	117	111,505
Goldman Sachs Group, Inc. 6.13%	12,000	292,200
HSBC Holdings PLC 8.00%	3,240	87,480

		491,185

Diversified Financial Services - 0.1%

General Electric Capital Corp. 5.50%(2)	5,900	154,757

Finance-Investment Banker/Broker - 0.1%

JP Morgan Chase Capital XXIX 6.70%	6,120	157,406

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mgt. Corp. FRS 0.00%†	2,200	4,268

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	7,600	160,740

Total Preferred Stock
(cost $1,174,483)		1,160,253

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Association, Inc. Expires 02/19/14†(3)(4)	143	0

Television - 0.0%

Ion Media Networks, Inc. Expires 12/18/16†(3)(4)	9	1,530

Total Warrants
(cost $149)		1,530

ASSET BACKED SECURITIES - 5.1%
Diversified Financial Services - 5.1%

Banc of America Large Loan, Inc. Series RC30, Class A5B 5.33% due 12/16/43*(4)(5)	$500,000	508,535
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.68% due 04/24/49*(5)	100,000	103,562
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(5)	500,000	516,657
Bear Stearns Commercial Mtg. Securities VRS Series 2007-T26, Class C 5.64% due 01/12/45*(5)	2,500,000	2,037,400
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	255,000	262,650
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	200,000	195,922
GMAC Mtg. Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(6)	319,415	323,693
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(5)	500,000	513,546
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.31% due 09/15/42(5)	100,000	96,944
Morgan Stanley Capital I VRS Series2007-HQ11, Class AM 5.48% due 02/12/44(5)	600,000	600,136
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 5.80% due 08/12/45*(5)	1,100,000	1,144,062
Sierra Receivables Funding Co. Series 2010-3A, Class A 3.51% due 11/20/25*	168,954	166,501
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	243,412	250,410
Soundview Home Equity Loan Trust FRS Series 2007-OPT1, Class 2A1 0.34% due 06/25/37	660,259	579,316

Total Asset Backed Securities
(cost $6,778,613)		7,299,334

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(3)(4)(7)(14)(15) (cost $20,000)	20,000	22,400

U.S. CORPORATE BONDS & NOTES - 16.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	115,000	124,919

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/17	37,000	40,053

Aerospace/Defense - 0.0%

Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	19,000	20,188

Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	9,000	9,395

Airlines - 0.4%

Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	499,000	543,910

Applications Software - 0.0%

Microsoft Corp. Senior Notes 4.00% due 02/08/21	33,000	33,107

Auto-Heavy Duty Trucks - 0.2%

Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	300,000	332,250

Auto/Truck Parts & Equipment-Original - 0.6%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	280,000	302,400
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	70,000	70,875
Johnson Controls, Inc. Senior Notes 5.70% due 03/01/41	60,000	61,212
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	14,000	15,435
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	334,000	374,080

		824,002

Banks-Commercial - 0.4%

BB&T Corp. Senior Notes 3.20% due 03/15/16	91,000	90,873
Branch Banking & Trust Co. FRS Sub. Notes 0.61% due 05/23/17	56,000	51,280
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	36,140	36,411

First Horizon National Corp. Senior Notes 5.38% due 12/15/15	90,000	93,797
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	29,068
Regions Bank Sub. Notes 7.50% due 05/15/18	57,000	60,420
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	74,000	74,000
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	115,000	117,581

		553,430

Banks-Fiduciary - 0.1%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/01/77	202,000	163,860

Banks-Money Center - 0.0%

Chase Capital III FRS Ltd. Guar. Notes 0.85% due 03/01/27	72,000	58,674

Banks-Super Regional - 0.7%

BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.70% due 03/15/12(8)	178,000	123,102
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	50,000	34,035
Bank of America NA Sub. Notes 5.30% due 03/15/17	73,000	76,076
Fifth Third Bancorp. Senior Notes 3.63% due 01/25/16	62,000	62,230
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	54,000	59,153
JP Morgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	53,000	58,612
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(8)	83,000	65,570
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	45,000	48,399
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	13,000	12,589
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 04/11/11(8)	117,000	106,470
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	85,000	81,263
Wells Fargo & Co. FRS Senior Notes 0.50% due 10/28/15	101,000	98,239
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	80,000	81,711
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	50,000	53,500

		960,949

Brewery - 0.0%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 02/15/21	38,000	38,135

Broadcast Services/Program - 0.1%

Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	25,000	25,406
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	23,000	22,425
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec.Notes 8.88% due 04/15/17	38,000	41,230

		89,061

Building-Residential/Commercial - 0.3%

Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	70,000	72,188
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 10.63% due 10/15/16	35,000	37,931
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18*	50,000	53,000
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	305,000	323,300

		486,419

Cable/Satellite TV - 0.2%

COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	43,540
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	33,000	38,032
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	60,000	61,875

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	60,000	66,000
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	52,000	55,510
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	9,000	9,833
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	50,000	55,125

		329,915

Capacitors - 0.1%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	65,000	73,775

Casino Hotels - 0.2%

CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 10.75% due 01/15/17*(9)	60,000	62,700
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	57,000	64,695
MGM Resorts International, Inc. Senior Sec. Notes 11.13% due 11/15/17	56,000	64,540
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	31,000	31,852

		223,787

Casino Services - 0.0%

Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	26,000	19,500

Cellular Telecom - 0.1%

Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	50,000	47,875
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	21,000	21,053

		68,928

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 4.25% due 11/15/20	46,000	44,330
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	17,000	16,129
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	73,000	68,756
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	33,000	32,522
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	35,000	38,500

		200,237

Chemicals-Specialty - 0.2%

Eastman Chemical Co. Debentures 7.25% due 01/15/24	140,000	160,552
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	90,000	99,900

		260,452

Coal - 0.1%

Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	32,000	35,720
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	47,000	51,817
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	30,000	32,250
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	70,000	74,900

		194,687

Commercial Services - 0.1%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	90,000	94,275

Commercial Services-Finance - 0.0%

Moody’s Corp. Senior Notes 5.50% due 09/01/20	8,000	8,110

Computer Services - 0.1%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	45,000	48,273
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	12,000	12,960
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	120,000	139,943

		201,176

Computers-Memory Devices - 0.0%

Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	50,000	51,000

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20*	85,000	85,000

Consumer Products-Misc. - 0.1%

American Achievement Corp. Senior Sec. Notes 10.88% due 04/15/16*	25,000	25,125
Kimberly-Clark Corp. Senior Notes 5.30% due 03/01/41	84,000	85,260
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	20,000	20,850

		131,235

Containers-Metal/Glass - 0.1%

Ball Corp. Company Guar. Notes 7.38% due 09/01/19	71,000	77,212
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	74,000	73,445

		150,657

Containers-Paper/Plastic - 0.0%

Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	26,000	26,065
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	27,000	29,970

		56,035

Cosmetics & Toiletries - 0.0%

Revlon Consumer Products Corp. Senior Sec. Notes 9.75% due 11/15/15	30,000	32,550

Decision Support Software - 0.1%

PGS Solutions Company Guar. Notes 9.63% due 02/15/15	67,000	63,483

Dialysis Centers - 0.1%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	70,000	70,962

Distribution/Wholesale - 0.1%

American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	40,000	44,200
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	55,000	54,450

		98,650

Diversified Banking Institutions - 1.5%

Bank of America Corp. FRS Senior Notes 1.72% due 01/30/14	60,000	60,752
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	1,025
Bank of America Corp. FRS Jr. Sub. Notes 8.00% due 01/30/18(8)	100,000	105,569
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	171,000	179,807
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	60,000	62,201
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	65,000	62,028
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	120,000	119,778
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	66,000	69,933
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	76,000	82,508
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	116,000	118,049
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	578,000	577,001
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	72,000	72,323
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20	89,000	86,896
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	114,000	125,015
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	65,000	70,753
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.31% due 05/15/77	23,000	17,966
Morgan Stanley Senior Notes 5.55% due 04/27/17	211,000	223,167
Morgan Stanley Senior Notes 5.95% due 12/28/17	90,000	96,067
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	24,000	25,759

		2,156,597

Diversified Financial Services - 1.0%

Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	919,000	946,570
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	116,000	112,386
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	95,000	92,278
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	95,000	97,596
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	100,000	103,320

		1,352,150

Diversified Manufacturing Operations - 0.2%

General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	106,259
Harsco Corp. Senior Notes 2.70% due 10/15/15	124,000	121,408

		227,667

E-Commerce/Services - 0.1%

Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	81,000	81,911

Electric-Distribution - 0.1%

Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	110,000	105,358

Electric-Generation - 0.1%

AES Corp. Senior Notes 8.00% due 10/15/17	74,000	80,290
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	90,000	87,767

		168,057

Electric-Integrated - 0.4%

Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	56,000	56,520
Cleco Power LLC Senior Notes 6.00% due 12/01/40	57,000	54,561
Commonwealth Edison Co. 1st Mtg. Bonds 1.63% due 01/15/14	51,000	50,873
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	99,000	107,556
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	126,000	118,261
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	55,000	55,733
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	47,405	51,672
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(3)(4)	125,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	32,000	36,297
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	57,000	32,062

		563,535

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	74,000	72,335
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	2,000	2,265
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	49,000	55,737

		130,337

Electronic Components-Semiconductors - 0.2%

Broadcom Corp. Senior Notes 1.50% due 11/01/13*	54,000	53,610
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	54,000	52,243
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(9)	20,000	20,900
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	21,000	23,415
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	13,000	14,885
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	66,000	72,888

		237,941

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/21	55,000	55,802

Energy-Alternate Sources - 0.3%

Headwaters, Inc. Sec. Notes 11.38% due 11/01/14	405,000	475,875

Enterprise Software/Service - 0.1%

Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	70,000	73,150

Finance-Auto Loans - 0.6%

Ford Motor Credit Co. LLC Senior Notes 5.75% due 02/01/21	134,000	132,288
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	510,000	577,659
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	61,000	77,035

		786,982

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	21,166
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	77,000	81,227

		102,393

Finance-Credit Card - 0.0%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	33,000	33,949

Finance-Investment Banker/Broker - 0.1%

Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	70,000	69,665
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(8)(13)(14)	45,000	4
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(13)(14)	44,000	11,165
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(13)(14)	71,000	7
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(13)(14)	69,000	7
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	67,000	71,408

		152,256

Finance-Other Services - 0.1%

ERAC USA Finance LLC Company Guar. Notes 2.25% due 01/10/14*	74,000	73,907
National Rural Utilities Cooperative Finance Corp. Notes 3.05% due 03/01/16	58,000	58,574
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	55,000	55,138

		187,619

Financial Guarantee Insurance - 0.0%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	15,750

Firearms & Ammunition - 0.0%

FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	32,000	34,200

Food-Canned - 0.0%

Blue Merger Sub, Inc. Senior Notes 7.63% due 02/15/19*	25,000	25,250

Food-Misc. - 0.0%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	52,000	55,998

Food-Retail - 0.0%

Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	45,000	49,420

Funeral Services & Related Items - 0.1%

Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	77,000	78,155
Service Corp. International Senior Notes 8.00% due 11/15/21	82,000	89,790

		167,945

Gambling (Non-Hotel) - 0.1%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	97,000	101,850

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/24	60,000	66,179

Gas-Transportation - 0.0%

Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	20,000	20,300

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	32,000	34,000

Home Furnishings - 0.0%

Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	30,000	32,100

Independent Power Producers - 0.2%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	65,000	68,737
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(3)(4)	145,000	0
Dynegy-Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	68,000	66,130
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	65,000	68,088
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	129,000	135,772

		338,727

Insurance-Life/Health - 0.3%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	41,000	43,089
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	55,000	57,279
Protective Life Corp. Senior Notes 8.45% due 10/15/39	180,000	200,260
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	95,000	93,871

		394,499

Insurance-Multi-line - 0.2%

Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	61,000	64,255
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	55,000	60,775
MetLife, Inc. Senior Notes 6.75% due 06/01/16	40,000	46,433
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	90,000	92,034
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	23,000	27,418

		290,915

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	60,000	63,771
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	137,000	137,000

		200,771

Machinery-Farming - 0.0%

Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	33,000	36,878
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	4,000	4,370

		41,248

Medical Instruments - 0.1%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	165,000	174,900

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	76,000	90,786
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(9)	70,000	73,150

		163,936

Medical-Biomedical/Gene - 0.0%

Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	30,000	33,000

Medical-Drugs - 0.1%

Schering-Plough Corp Senior Notes 6.00% due 09/15/17	88,000	101,771

Medical-HMO - 0.1%

Aetna, Inc. Senior Notes. 6.75% due 12/15/37	77,000	87,866
UnitedHealth Group, Inc. Senior Notes 5.95% due 02/15/41	36,000	36,659

		124,525

Medical-Hospitals - 1.0%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	46,000	49,450
HCA, Inc. Senior Notes 7.50% due 11/15/95	88,000	72,160
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	955,000	1,069,600
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	90,000	91,462

Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	100,000	109,875

		1,392,547

Medical-Wholesale Drug Distribution - 0.0%

AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	46,000	48,875

MRI/Medical Diagnostic Imaging - 0.1%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	60,000	60,150

Multimedia - 0.3%

Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	60,000	64,948
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	90,000	86,912
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	68,000	71,043
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	105,000	108,278
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	133,000	148,083

		479,264

Music - 0.0%

WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	50,000	53,250

Networking Products - 0.1%

Juniper Networks, Inc. Senior Notes 3.10% due 03/15/16	22,000	22,040
Juniper Networks, Inc. Senior Notes 4.60% due 03/15/21	22,000	22,109
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/41	60,000	60,434

		104,583

Non-Hazardous Waste Disposal - 0.1%

Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	51,000	55,463
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	16,000	16,680
Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	99,127

		171,270

Office Automation & Equipment - 0.1%

CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	95,000	103,312

Oil Companies-Exploration & Production - 0.7%

Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	30,000	30,375
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	40,000	42,500
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21*	500,000	508,750
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	100,000	102,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	125,000	133,125
Chesapeake Energy Corp. Company Guar. Notes 7.25% due 12/15/18	25,000	27,562
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	5,000	5,050
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	15,000	15,825
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	29,000	30,160
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/31	39,000	45,324
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	55,000	61,325
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	8,000	8,483
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	13,000	14,596
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	25,000	26,188

		1,051,263

Oil Companies-Integrated - 0.1%

Marathon Petroleum Corp. Company Guar. Notes 6.50% due 03/01/41*	69,000	69,903

Oil-Field Services - 0.0%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	15,000	15,375
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	40,000	41,600

		56,975

Paper & Related Products - 0.2%

Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	37,000	36,805
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	45,000	49,950
Mercer International, Inc. Company Guar. Notes 9.50% due 12/01/17*	30,000	32,400
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 8.75% due 02/01/19*	120,000	125,400

		244,555

Pipelines - 0.7%

CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	123,000	121,701
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	55,000	57,200
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	60,000	74,474
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	36,000	39,015
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/16	55,000	54,899
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	120,000	116,718
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	9,000	9,054
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	75,000	74,906
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	25,000	27,375
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.00% due 02/01/21	75,000	75,226
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	120,000	131,506
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	72,000	80,819
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	60,000	67,125

		930,018

Publishing-Books - 0.0%

TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	35,000	36,313

Real Estate Investment Trusts - 0.2%

Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	36,000	37,523
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	90,000	99,225
HCP, Inc. Senior Notes 3.75% due 02/01/16	65,000	65,587
HCP, Inc. Senior Notes 5.38% due 02/01/21	66,000	67,460

		269,795

Real Estate Operations & Development - 0.1%

First Industrial LP Senior Notes 5.75% due 01/15/16	30,000	28,620
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	51,000	50,414

		79,034

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	60,000	6

Rental Auto/Equipment - 0.0%

RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21*	25,000	26,437

United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	25,000	26,469

		52,906

Retail-Discount - 0.0%

Family Dollar Stores, Inc. Senior Notes 5.00% due 02/01/21	57,000	56,383

Retail-Drug Store - 0.2%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	170,000	186,062
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	54,896	55,608
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	60,000	66,075

		307,745

Retail-Propane Distribution - 0.0%

Inergy LP/Inergy Finance Corp. Senior Notes 6.88% due 08/01/21*	10,000	10,225

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	16,000	16,080
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	35,000

		51,080

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	15,000	16,800
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	47,000	52,288

		69,088

Retail-Toy Stores - 0.0%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	38,000	41,325

Savings & Loans/Thrifts - 0.0%

Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	40,000	40,098

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	30,000	29,400

Special Purpose Entity - 0.1%

Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(8)	76,000	59,435

Steel-Producers - 0.1%

Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	45,000	48,375
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	28,000	29,750

		78,125

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	65,000	69,225

Telecom Services - 0.3%

Embarq Corp. Senior Notes 7.08% due 06/01/16	68,000	77,387
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	65,000	70,525
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	62,975
Qwest Corp. Senior Notes 8.88% due 03/15/12	106,000	113,817
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	20,000	22,050

		346,754

Telephone-Integrated - 0.2%

Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	15,300
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	11,050
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	65,000	72,150
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	23,000	25,099
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	125,000	112,656
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	10,000	10,087
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	42,000	43,680

Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	30,000	31,754

		321,776

Television - 0.0%

Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(3)(4)	30,000	0

Tools-Hand Held - 0.0%

Snap-On, Inc. Senior Notes 4.25% due 01/15/18	53,000	53,822

Transport-Air Freight - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	45,692	44,321
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	18,795	16,540

		60,861

Transport-Equipment & Leasing - 0.0%

GATX Corp. Senior Notes 3.50% due 07/15/16	50,000	49,468

Transport-Services - 0.1%

Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	50,000	52,625
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	39,000	39,409
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	47,000	46,637

		138,671

Web Hosting/Design - 0.3%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	347,000	376,495

Wireless Equipment - 0.1%

American Tower Corp. Senior Notes 4.50% due 01/15/18	94,000	93,177
Motorola, Inc. Senior Notes 6.50% due 09/01/25	78,000	80,867
Motorola, Inc. Senior Notes 6.63% due 11/15/37	19,740	21,095

		195,139

Total U.S. Corporate Bonds & Notes
(cost $23,027,665)		23,610,763

FOREIGN CORPORATE BONDS & NOTES - 2.5%
Banks-Commercial - 0.4%

Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	105,000	96,863
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	60,000	62,113
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(8)	56,000	52,080
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	60,000	60,791
Groupe BPCE FRS Jr. Sub. Notes 3.80% due 03/30/11(8)	102,000	68,665
Intesa Sanpaolo SpA FRS Notes 2.71% due 02/24/14*	60,000	59,915
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(8)	36,000	38,880
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	58,000	56,087
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(8)	180,000	111,600

		606,994

Banks-Money Center - 0.1%

Lloyds TSB Bank PLC FRS Senior Notes 2.65% due 01/24/14	110,000	112,877
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	59,000	56,916

		169,793

Diversified Banking Institutions - 0.1%

BNP Paribas Bank Guar. Notes 3.60% due 02/23/16	19,000	19,115
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	60,000	62,671
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(8)	25,000	22,313

		104,099

Diversified Minerals - 0.0%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	46,000	52,892

Electric-Integrated - 0.1%

Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*	111,000	111,896

Forestry - 0.0%

Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	10,000	11,050

Gold Mining - 0.1%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	112,000	106,958

Insurance-Multi-line - 0.2%

Aegon NV FRS Jr. Sub. Notes 3.54% due 07/15/14(8)	75,000	49,699
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(8)	80,000	76,600
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	92,000	97,129
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	60,000	60,457

		283,885

Insurance-Reinsurance - 0.0%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	60,000	65,440

Metal-Diversified - 0.0%

Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	56,000	59,921

Oil & Gas Drilling - 0.1%

Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	73,000	77,235

Oil Companies-Exploration & Production - 0.0%

EnCana Corp. Bonds 6.50% due 08/15/34	25,000	26,891
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	48,000	26,160

		53,051

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	82,000	83,167
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	120,000	125,726
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	85,000	95,871
ENI SpA Senior Notes 5.70% due 10/01/40*	117,000	109,108
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	178,000	218,033
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	167,000	162,445

		794,350

Paper & Related Products - 0.1%

Inversiones CMPC SA Notes 4.75% due 01/19/18*	80,000	76,970
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	27,000	31,387

		108,357

Pipelines - 0.1%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	94,000	95,541

Special Purpose Entity - 0.1%

SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(8)	101,000	100,495

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 3.75% due 03/01/16	52,000	51,778
ArcelorMittal Senior Notes 6.75% due 03/01/41	77,000	76,365
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	45,000	45,000

		173,143

SupraNational Banks - 0.0%

Asian Development Bank Senior Bonds 5.82% due 06/16/28	39,000	43,148

Telecom Services - 0.1%

Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	80,000	82,600

Telephone-Integrated - 0.3%

Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	97,000	98,628

Telefonica Emisiones SAU FRS Company Guar. Notes 0.64% due 02/04/13	115,000	113,573
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	110,000	110,420
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	52,000	52,788

		375,409

Total Foreign Corporate Bonds & Notes
(cost $3,436,581)		3,476,257

U.S. GOVERNMENT AGENCIES - 11.7%
Federal Home Loan Mtg. Corp. - 7.0%

4.50% due 01/01/39	72,425	73,846
4.50% due 12/01/39	1,277,302	1,307,153
5.00% due 10/01/33	13,773	14,537
5.00% due 07/01/35	63,648	67,058
5.00% due 01/01/37	121,366	127,412
5.00% due 03/01/38	156,529	164,034
5.00% due 09/01/38	689,919	722,567
5.50% due 01/01/36	1,005,301	1,081,918
5.50% due 08/01/37	18,279	19,549
5.50% due 09/01/37	218,556	233,733
5.50% due 10/01/37	302,528	323,536
5.50% due 01/01/38	78,769	84,387
5.50% due 07/01/38	90,503	96,787
5.50% due 01/01/40	2,955,386	3,173,655
6.00% due 08/01/36	251,566	275,049
6.00% due 02/01/39	863,345	939,081
6.00% due 04/01/40	887,846	965,730
6.50% due 12/01/28	140,742	158,765
6.50% due 11/01/33	9,649	10,933
6.50% due 05/01/36	2,644	2,961
7.00% due 06/01/32	45,501	52,219
7.50% due 04/01/31	65,907	76,212
8.00% due 04/01/30	9,705	11,428
8.00% due 07/01/30	99	116
8.00% due 12/01/30	29,052	34,212

		10,016,878

Federal National Mtg. Assoc. - 4.6%

4.50% due 10/01/24	377,552	396,072
4.50% due 01/01/25	1,257,105	1,325,840
4.50% due 03/01/25	442,976	464,704
4.50% due 05/01/25	436,785	458,210
4.50% due 07/01/25	552,978	580,102
4.50% due 01/01/39	110,508	112,780
5.00% due 03/15/16	74,000	82,950
5.00% due 11/01/33	15,164	16,031
5.00% due 07/01/40	1,914,997	2,007,413
5.50% due 03/01/18	14,683	15,886
5.50% due 11/01/22	83,548	90,194
5.50% due 05/01/34	273,327	294,613
6.00% due 05/01/17	51,138	56,055
6.00% due 12/01/33	137,507	151,611
6.00% due 10/01/36	68,543	74,802
6.50% due 02/01/17	33,756	36,981
6.50% due 08/01/31	49,150	55,675
6.50% due 07/01/32	74,797	84,728
6.50% due 07/01/36	96,100	107,657
7.00% due 09/01/31	36,168	41,541
7.50% due 06/01/15	10,601	11,716

		6,465,561

Government National Mtg. Assoc. - 0.1%

6.00% due 02/15/29	3,865	4,274
6.00% due 04/15/29	22,435	24,810
6.00% due 06/15/29	21,675	24,022
6.50% due 02/15/29	63,233	71,860

		124,966

Tennessee Valley Authority - 0.0%

3.88% due 02/15/21	50,000	50,332

Total U.S. Government Agencies
(cost $16,392,044)		16,657,737

U.S. GOVERNMENT TREASURIES - 2.4%
United States Treasury Bonds - 0.4%

2.13% due 02/15/40 TIPS(10)	133,848	139,286
3.88% due 08/15/40	334,000	299,869
4.25% due 11/15/40	110,000	105,514

		544,669

United States Treasury Notes - 2.0%

1.38% due 11/30/15	18,000	17,466
2.13% due 11/30/14	136,000	138,879
2.13% due 12/31/15	576,000	577,575
2.63% due 08/15/20	350,000	329,000
2.63% due 11/15/20	223,000	208,644
3.00% due 02/28/17	162,000	166,468
3.50% due 05/15/20	250,000	254,082
3.63% due 02/15/21	103,000	104,819
3.75% due 11/15/18	1,000,000	1,055,391

		2,852,324

Total U.S. Government Treasuries
(cost $3,461,030)		3,396,993

MUNICIPAL BONDS & NOTES - 0.0%
Municipal Bonds - 0.0%

Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30 (cost $25,000)	25,000	24,710

Total Long-Term Investment Securities
(cost $119,405,665)		131,534,756

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Time Deposits - 1.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	1,950,000	1,950,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.10% due 03/10/11(12)	150,000	149,996

Total Short-Term Investment Securities
(cost $2,099,996)		2,099,996

REPURCHASE AGREEMENT - 5.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $7,573,002 and collateralized by $7,720,000 of United States Treasury Bonds, bearing interest at 4.50%, due 08/15/39 and having an approximate value of $7,729,650 (cost $7,573,000)	7,573,000	7,573,000

TOTAL INVESTMENTS
(cost $129,078,661) (11)	99.1%	141,207,752
Other assets less liabilities	0.9	1,307,082

NET ASSETS	100.0%	$142,514,834

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $10,108,479 representing 7.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $106,955 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $532,471 representing 0.4% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/15/05	$20,000	$20,000	$22,400	$112.00	0.00%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Income may be received in cash or additional bonds at the discretion of the issuer.
(10)	Principal amount of security is adjusted for inflation.
(11)	See Note 5 for cost of investments on a tax basis.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Bond in default
(14)	Company has filed Chapter 11 bankruptcy protection.
(15)	Bond is in default and did not pay principal at maturity.

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2011	Unrealized Appreciation (Depreciation)
31	Long	S&P 500 E-Mini Index	March 2011	$2,021,425	$2,055,455	$34,030

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$70,477,931	$106,955	#	$—	$70,584,886
Exchange Traded Funds	5,299,893	—		—	5,299,893
Preferred Stock	1,160,253	—		—	1,160,253
Warrants	—	—		1,530	1,530
Asset Backed Securities	—	7,299,334		—	7,299,334
Convertible Bonds & Notes	—	—		22,400	22,400
U.S. Corporate Bonds & Notes	—	23,432,094		178,669	23,610,763
Foreign Corporate Bonds & Notes	—	3,476,257		—	3,476,257
U.S. Government Agencies	—	16,657,737		—	16,657,737
U.S. Government Treasuries	—	3,396,993		—	3,396,993
Municipal Bonds & Notes	—	24,710		—	24,710
Short-Term Investment Securities:
Time Deposit	—	1,950,000		—	1,950,000
U.S. Government Treasuries	—	149,996		—	149,996
Repurchase Agreement	—	7,573,000		—	7,573,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	34,030	—		—	34,030

Total	$76,972,107	$64,067,076		$202,599	$141,241,782

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $106,955 representing 0.1% of net assets. See Note 1.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Warrants	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2010	$0	$16,000	$226,880
Accrued discounts/premiums	—	—	—
Realized gain(loss)	—	—	1,603
Change in unrealized appreciation(depreciation)(1)	1,530	6,400	11,196
Net purchases(sales)	0	—	(178,818)
Transfers in and/or out of Level 3 (2)	—	—	117,808

Balance as of 2/28/2011	$1,530	$22,400	$178,669

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Warrants	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
$1,530	$6,400	$11,196

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.2%
Advertising Agencies - 0.6%

Omnicom Group, Inc.	51,500	$2,621,350

Aerospace/Defense - 0.1%

Boeing Co.	6,800	489,668

Aerospace/Defense-Equipment - 0.9%

United Technologies Corp.	45,500	3,801,070

Agricultural Chemicals - 1.1%

Monsanto Co.	11,500	826,735
Mosaic Co.	17,700	1,519,545
Potash Corp. of Saskatchewan, Inc.	35,400	2,180,640

		4,526,920

Apparel Manufacturers - 1.3%

Coach, Inc.	66,800	3,668,656
Polo Ralph Lauren Corp.	15,700	1,989,347

		5,658,003

Applications Software - 0.3%

Intuit, Inc.†	12,200	641,476
Microsoft Corp.	13,230	351,653
Salesforce.com, Inc.†	1,800	238,086

		1,231,215

Athletic Footwear - 1.0%

NIKE, Inc., Class B	45,700	4,068,671

Auto-Cars/Light Trucks - 0.2%

General Motors Co.†	22,400	751,072

Auto/Truck Parts & Equipment-Original - 0.6%

Johnson Controls, Inc.	62,300	2,541,840

Banks-Fiduciary - 0.5%

Northern Trust Corp.#	27,000	1,392,390
State Street Corp.	19,600	876,512

		2,268,902

Banks-Super Regional - 1.3%

PNC Financial Services Group, Inc.	1,500	92,550
US Bancorp	86,200	2,390,326
Wells Fargo & Co.	95,200	3,071,152

		5,554,028

Beverages-Non-alcoholic - 0.1%

Coca-Cola Co.	3,000	191,760
PepsiCo, Inc.	3,140	199,139

		390,899

Brewery - 0.0%

Anheuser-Busch InBev NV(1)	1,800	100,591

Broadcast Services/Program - 0.7%

Discovery Communications, Inc., Class C†#	80,450	3,062,731

Casino Hotels - 1.0%

Las Vegas Sands Corp.†	66,800	3,115,552
Wynn Resorts, Ltd.#	8,000	983,440

		4,098,992

Coal - 0.9%

Peabody Energy Corp.	55,000	3,601,950

Coatings/Paint - 0.0%

Sherwin-Williams Co.	400	32,848

Commercial Services-Finance - 3.2%

Automatic Data Processing, Inc.	3,900	195,000
Mastercard, Inc., Class A	24,000	5,773,440
Visa, Inc., Class A	75,100	5,486,055
Western Union Co.	97,600	2,146,224

		13,600,719

Computer Aided Design - 0.1%

Autodesk, Inc.†	12,300	517,215

Computer Services - 1.4%

Accenture PLC, Class A	74,200	3,819,816
International Business Machines Corp.	12,000	1,942,560

		5,762,376

Computers - 7.3%

Apple, Inc.†	87,600	30,941,196
Hewlett-Packard Co.	1,000	43,630

		30,984,826

Computers-Memory Devices - 1.2%

EMC Corp.†	155,300	4,225,713
NetApp, Inc.†	16,200	836,892

		5,062,605

Cosmetics & Toiletries - 0.4%

Procter & Gamble Co.	28,676	1,808,022

Cruise Lines - 1.2%

Carnival Corp.	121,000	5,163,070

Data Processing/Management - 0.3%

Fiserv, Inc.†	22,000	1,391,940

Distribution/Wholesale - 1.5%

Fastenal Co.#	71,000	4,411,230
WW Grainger, Inc.	15,000	1,998,150

		6,409,380

Diversified Banking Institutions - 2.1%

Credit Suisse Group AG(1)	3,800	175,684
Goldman Sachs Group, Inc.	12,300	2,014,494
JPMorgan Chase & Co.	143,400	6,695,346

		8,885,524

Diversified Manufacturing Operations - 5.3%

3M Co.	51,000	4,703,730
Danaher Corp.	285,880	14,465,528
Eaton Corp.	7,000	775,460
Honeywell International, Inc.	38,800	2,246,908
Illinois Tool Works, Inc.	5,100	275,910

		22,467,536

E-Commerce/Products - 3.9%

Amazon.com, Inc.†	96,200	16,670,498

E-Commerce/Services - 2.4%

eBay, Inc.†	93,540	3,134,058
Liberty Media Corp.- Interactive, Class A†	163,300	2,622,598
priceline.com, Inc.†	9,900	4,493,412

		10,250,068

Electric Products-Misc. - 1.2%

Emerson Electric Co.	84,600	5,047,236

Electronic Components-Semiconductors - 1.9%

Altera Corp.	34,200	1,431,612
Broadcom Corp., Class A	87,100	3,590,262
Intel Corp.	3,900	83,733

Xilinx, Inc.	89,430	2,973,547

		8,079,154

Engineering/R&D Services - 0.2%

McDermott International, Inc.†	38,300	878,985

Engines-Internal Combustion - 0.0%

Cummins, Inc.	1,100	111,232

Finance-Credit Card - 0.9%

American Express Co.	91,500	3,986,655

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	44,300	840,371
TD Ameritrade Holding Corp.#	23,300	507,940

		1,348,311

Finance-Other Services - 1.2%

CME Group, Inc.	200	62,256
IntercontinentalExchange, Inc.†	28,700	3,679,340
NYSE Euronext	32,600	1,206,200

		4,947,796

Food-Retail - 0.0%

Whole Foods Market, Inc.	1,500	87,840

Hotels/Motels - 2.2%

Marriott International, Inc., Class A#	145,190	5,692,900
Starwood Hotels & Resorts Worldwide, Inc.#	61,500	3,757,650

		9,450,550

Industrial Automated/Robotic - 0.7%

Rockwell Automation, Inc.	33,200	2,912,636

Industrial Gases - 2.5%

Air Products & Chemicals, Inc.	20,100	1,849,200
Praxair, Inc.	85,800	8,526,804

		10,376,004

Instruments-Scientific - 0.1%

Thermo Fisher Scientific, Inc.†	4,200	234,444

Insurance-Life/Health - 0.4%

Prudential Financial, Inc.	25,800	1,698,414

Internet Application Software - 1.3%

Tencent Holdings, Ltd.(1)	198,200	5,299,731

Investment Management/Advisor Services - 3.9%

Ameriprise Financial, Inc.	41,840	2,649,309
BlackRock, Inc.	3,700	754,763
Franklin Resources, Inc.	77,500	9,735,550
Invesco, Ltd.	131,600	3,532,144

		16,671,766

Machinery-Construction & Mining - 0.3%

Joy Global, Inc.	11,500	1,119,870

Machinery-Farming - 0.4%

Deere & Co.	18,500	1,667,775

Machinery-General Industrial - 0.2%

Roper Industries, Inc.#	11,600	975,908

Medical Information Systems - 0.0%

Cerner Corp.†#	1,800	180,810

Medical Instruments - 0.2%

Edwards Lifesciences Corp.†#	10,500	892,920
Intuitive Surgical, Inc.†	400	131,180

		1,024,100

Medical Products - 1.0%

Stryker Corp.#	65,600	4,149,856

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.†	1,800	92,394
Celgene Corp.†	81,100	4,306,410
Vertex Pharmaceuticals, Inc.†#	10,100	471,367

		4,870,171

Medical-Drugs - 1.0%

Allergan, Inc.	45,800	3,396,986
Shire PLC ADR	11,600	986,116

		4,383,102

Medical-Wholesale Drug Distribution - 1.7%

Cardinal Health, Inc.	29,300	1,220,052
McKesson Corp.	77,000	6,104,560

		7,324,612

Metal Processors & Fabrication - 1.3%

Precision Castparts Corp.	39,600	5,613,300

Metal-Copper - 0.5%

Freeport-McMoRan Copper & Gold, Inc.	37,000	1,959,150

Multimedia - 1.7%

Time Warner, Inc.	35,300	1,348,460
Walt Disney Co.	135,900	5,944,266

		7,292,726

Networking Products - 1.7%

Juniper Networks, Inc.†	161,370	7,100,280

Oil Companies-Exploration & Production - 2.4%

Cimarex Energy Co.	5,200	603,876
Concho Resources, Inc.†	17,600	1,874,752
EOG Resources, Inc.	33,600	3,773,616
Occidental Petroleum Corp.	22,900	2,335,113
Range Resources Corp.#	30,500	1,656,150

		10,243,507

Oil Companies-Integrated - 0.4%

Exxon Mobil Corp.	6,500	555,945
Suncor Energy, Inc.	23,100	1,086,162

		1,642,107

Oil Field Machinery & Equipment - 1.8%

Cameron International Corp.†	66,800	3,949,884
FMC Technologies, Inc.†	30,900	2,906,145
National Oilwell Varco, Inc.	10,000	795,700

		7,651,729

Oil-Field Services - 3.4%

Halliburton Co.	37,900	1,779,026
Schlumberger, Ltd.	135,000	12,611,700

		14,390,726

Pharmacy Services - 1.9%

Express Scripts, Inc.†	145,700	8,191,254
Medco Health Solutions, Inc.†	300	18,492

		8,209,746

Real Estate Management/Services - 0.4%

CB Richard Ellis Group, Inc., Class A†	66,800	1,672,672

Retail-Auto Parts - 0.7%

O’Reilly Automotive, Inc.†#	53,100	2,951,298

Retail-Automobile - 0.1%

CarMax, Inc.†#	15,000	530,550

Retail-Bedding - 0.7%

Bed Bath & Beyond, Inc.†	62,000	2,985,300

Retail-Discount - 0.2%

Costco Wholesale Corp.	8,900	665,631
Dollar Tree, Inc.†	1,650	83,028

		748,659

Retail-Jewelry - 0.2%

Tiffany & Co.	10,400	640,120

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.	3,400	183,226

Retail-Restaurants - 2.2%

Chipotle Mexican Grill, Inc.†#	1,000	245,000
McDonald’s Corp.	38,400	2,906,112
Starbucks Corp.	189,000	6,233,220

		9,384,332

Semiconductor Components-Integrated Circuits - 0.3%

Marvell Technology Group, Ltd.†	69,200	1,264,976

Telecom Equipment-Fiber Optics - 1.0%

Corning, Inc.	173,400	3,998,604

Tools-Hand Held - 0.4%

Stanley Black & Decker, Inc.#	19,400	1,471,102

Toys - 0.2%

Mattel, Inc.	24,300	608,958

Transport-Rail - 1.3%

CSX Corp.	8,500	634,610
Union Pacific Corp.	49,700	4,741,877

		5,376,487

Transport-Services - 1.6%

Expeditors International of Washington, Inc.	53,000	2,533,400
FedEx Corp.	45,500	4,095,910

		6,629,310

Web Portals/ISP - 6.8%

Baidu, Inc. ADR†	58,300	7,063,628
Google, Inc., Class A†	35,700	21,898,380

		28,962,008

Wireless Equipment - 4.2%

American Tower Corp., Class A†	127,800	6,896,088
QUALCOMM, Inc.	181,020	10,785,172

		17,681,260

Total Long-Term Investment Securities
(cost $294,445,770)		419,793,620

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Collective Investment Pool - 4.0%

Securities Lending Quality Trust(2)	17,148,161	17,116,826

Registered Investment Companies - 0.7%

T. Rowe Price Reserve Investment Fund	2,778,751	2,778,751

Total Short-Term Investment Securities
(cost $19,926,912)		19,895,577

TOTAL INVESTMENTS
(cost $314,372,682)(3)	103.9%	439,689,197
Liabilities in excess of other assets	(3.9)	(16,399,822)

NET ASSETS	100.0%	$423,289,375

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $5,576,006 representing 1.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$30,984,826	$—		$—	$30,984,826
Diversified Manufacturing Operations	22,467,536	—		—	22,467,536
Web Portals	28,962,008	—		—	28,962,008
Other Industries*	331,803,244	5,576,006	#	—	337,379,250
Short-Term Investment Securities:
Collective Investment Pool	—	17,116,826		—	17,116,826
Registered Investment Companies	—	2,778,751		—	2,778,751

Total	$414,217,614	$25,471,583		$—	$439,689,197

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $5,576,006 representing 1.3% of net assets. See Note 1.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.5%
Aerospace/Defense - 1.5%

Raytheon Co.	7,700	$394,317

Aerospace/Defense-Equipment - 1.1%

Goodrich Corp.	3,400	293,182

Apparel Manufacturers - 0.8%

Hanesbrands, Inc.†	8,400	217,644

Applications Software - 1.5%

Microsoft Corp.	15,000	398,700

Banks-Fiduciary - 1.0%

State Street Corp.	6,000	268,320

Banks-Super Regional - 7.7%

Capital One Financial Corp.	14,400	716,688
Fifth Third Bancorp	22,000	321,200
PNC Financial Services Group, Inc.	10,200	629,340
Wells Fargo & Co.	12,200	393,572

		2,060,800

Beverages-Wine/Spirits - 0.8%

Diageo PLC ADR	2,700	211,302

Casino Services - 0.8%

International Game Technology	12,500	205,750

Cellular Telecom - 0.7%

Vodafone Group PLC ADR	6,500	186,030

Chemicals-Diversified - 1.0%

E.I. du Pont de Nemours & Co.	5,000	274,350

Commercial Services - 0.9%

Alliance Data Systems Corp.†	3,000	236,220

Commercial Services-Finance - 0.9%

Western Union Co.	10,700	235,293

Computer Services - 2.3%

Computer Sciences Corp.	4,200	202,146
International Business Machines Corp.	2,600	420,888

		623,034

Computers - 1.0%

Hewlett-Packard Co.	6,400	279,232

Containers-Paper/Plastic - 1.0%

Sealed Air Corp.	10,100	277,952

Cruise Lines - 2.2%

Carnival Corp.	8,300	354,161
Royal Caribbean Cruises, Ltd.†	5,400	236,466

		590,627

Data Processing/Management - 0.6%

Dun & Bradstreet Corp.	1,900	153,520

Dental Supplies & Equipment - 0.4%

Patterson Cos., Inc.	3,400	113,492

Diversified Banking Institutions - 4.3%

Bank of America Corp.	26,851	383,701
Citigroup, Inc.†	83,300	389,844
JPMorgan Chase & Co.	7,900	368,851

		1,142,396

Diversified Manufacturing Operations - 6.5%

Eaton Corp.	2,700	299,106
General Electric Co.	12,200	255,224
Honeywell International, Inc.	6,900	399,579
Illinois Tool Works, Inc.	7,700	416,570
ITT Corp.	3,600	208,548
SPX Corp.	2,100	167,496

		1,746,523

Electric Products-Misc. - 2.2%

Emerson Electric Co.	4,600	274,436
Molex, Inc.	10,900	304,437

		578,873

Electric-Integrated - 3.4%

Dominion Resources, Inc.	3,600	164,268
Entergy Corp.	2,400	170,880
MDU Resources Group, Inc.	7,850	168,539
Pinnacle West Capital Corp.	4,600	194,258
Xcel Energy, Inc.	8,900	213,066

		911,011

Electronic Components-Semiconductors - 2.7%

Intel Corp.	13,000	279,110
Microchip Technology, Inc.	6,300	232,533
Texas Instruments, Inc.	5,750	204,757

		716,400

Electronics-Military - 1.4%

L-3 Communications Holdings, Inc.	4,600	364,734

Finance-Consumer Loans - 1.8%

SLM Corp.†	32,900	487,578

Finance-Credit Card - 2.8%

American Express Co.	9,400	409,558
Discover Financial Services	15,700	341,475

		751,033

Food-Wholesale/Distribution - 0.5%

Sysco Corp.	4,500	125,055

Gas-Distribution - 0.8%

CenterPoint Energy, Inc.	14,100	223,626

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.	5,300	102,502

Insurance Brokers - 1.2%

Willis Group Holdings PLC	8,100	315,009

Insurance-Multi-line - 0.8%

XL Group PLC	9,420	219,957

Insurance-Property/Casualty - 0.4%

Chubb Corp.	1,900	115,292

Insurance-Reinsurance - 0.4%

Axis Capital Holdings, Ltd.	2,700	98,064

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	3,900	246,948

Medical Instruments - 0.7%

Medtronic, Inc.	4,900	195,608

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	800	45,400

Medical Products - 2.0%

Baxter International, Inc.	5,000	265,750
Johnson & Johnson	4,200	258,048

		523,798

Medical-Drugs - 2.7%

Bristol-Myers Squibb Co.	10,200	263,262

Pfizer, Inc.	23,131	445,040

		708,302

Medical-HMO - 5.1%

CIGNA Corp.	5,700	239,799
Coventry Health Care, Inc.†	11,400	344,280
UnitedHealth Group, Inc.	8,500	361,930
WellPoint, Inc.	6,300	418,761

		1,364,770

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	4,900	204,036

Office Automation & Equipment - 0.8%

Xerox Corp.	20,100	216,075

Oil & Gas Drilling - 1.3%

Seadrill, Ltd.	8,900	340,336

Oil Companies-Exploration & Production - 2.1%

Occidental Petroleum Corp.	5,450	555,737

Oil Companies-Integrated - 5.9%

BP PLC ADR	5,800	281,126
ConocoPhillips	7,500	584,025
Marathon Oil Corp.	8,200	406,720
Murphy Oil Corp.	4,000	294,120

		1,565,991

Pharmacy Services - 1.0%

Omnicare, Inc.	9,400	269,122

Pipelines - 2.1%

Oneok, Inc.	1,800	116,226
Spectra Energy Corp.	16,750	448,063

		564,289

Real Estate Investment Trusts - 0.6%

Annaly Capital Management, Inc.	8,400	150,612

Retail-Apparel/Shoe - 0.8%

Limited Brands, Inc.	7,100	227,342

Retail-Building Products - 0.6%

Home Depot, Inc.	4,200	157,374

Retail-Discount - 0.6%

Family Dollar Stores, Inc.	3,300	165,264

Retail-Drug Store - 0.9%

Walgreen Co.	5,700	247,038

Savings & Loans/Thrifts - 0.8%

New York Community Bancorp, Inc.	11,300	210,858

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	11,100	182,373

Telephone-Integrated - 2.1%

AT&T, Inc.	9,350	265,353
Verizon Communications, Inc.	7,900	291,668

		557,021

Tobacco - 5.2%

Altria Group, Inc.	9,200	233,404
Imperial Tobacco Group PLC ADR	4,900	313,649
Lorillard, Inc.	2,300	176,571
Philip Morris International, Inc.	7,300	458,294
Reynolds American, Inc.	6,200	212,784

		1,394,702

Tools-Hand Held - 2.8%

Stanley Black & Decker, Inc.	9,700	735,551

Total Long-Term Investment Securities
(cost $22,240,328)		25,746,365

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Time Deposits - 3.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11 (cost $905,000)	$905,000	905,000

TOTAL INVESTMENTS
(cost $23,145,328)(1)	99.9%	26,651,365
Other assets less liabilities	0.1	36,824

NET ASSETS	100.0%	$26,688,189

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$2,060,800	$—	$—	$2,060,800
Diversified Manufacturing Operations	1,746,523	—	—	1,746,523
Medical-HMO	1,364,770	—	—	1,364,770
Oil Companies-Integrated	1,565,991	—	—	1,565,991
Tobacco	1,394,702	—	—	1,394,702
Other Industries*	17,613,579	—	—	17,613,579
Short-Term Investment Securities:
Time Deposits	—	905,000	—	905,000

Total	$25,746,365	$905,000	$—	$26,651,365

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 11.3%
Diversified Financial Services - 11.3%

Banc of America Commercial Mtg., Inc. VRS Series 2006-2, Class A4 5.77% due 05/10/45(1)	$1,250,000	$1,264,546
Banc of America Large Loan, Inc. VRS Series UB2, Class A4B6 5.68% due 04/24/49*(1)	1,200,000	1,242,741
Banc of America Large Loan, Inc. VRS Series 2010-UB3, Class A4B3 5.90% due 02/15/51*(1)	1,000,000	1,056,684
Bank of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	516,657
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 0.83% due 08/25/34	1,628,607	1,434,881
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/20	1,000,000	1,112,177
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	239,000	246,170
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	500,000	489,806
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	1,049,247
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	1,000,000	1,045,110
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	500,000	513,546
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.96% due 08/12/49(1)	400,000	406,727
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.31% due 09/15/42(1)	400,000	387,775
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	500,000	511,914
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 5.80% due 08/12/45*(1)	1,000,000	1,040,057
Morgan Stanley Reremic Trust VRS Series 2010-GG10, Class A4B 5.80% due 08/15/45*(1)	1,500,000	1,560,085
Saxon Asset Securities Trust FRS Series2004-1, Class M1 1.06% due 03/25/35	1,413,217	1,152,695
Sierra Receivables Funding Co. Series 2010-3A, Class A 3.51% due 11/20/25*	591,338	582,752
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	226,186	232,689

Total Asset Backed Securities (cost $15,203,576)		15,846,259

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09† (2)(3)(4)(5)(11) (cost $33,000)	33,000	36,960

U.S. CORPORATE BONDS & NOTES - 21.7%
Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	29,000	30,274

Applications Software - 0.1%

Microsoft Corp. Senior Notes 4.00% due 02/08/21	90,000	90,291

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.70% due 03/01/41	165,000	168,333

Banks-Commercial - 1.6%

BB&T Corp. Senior Notes 3.20% due 03/15/16	249,000	248,651
Branch Banking & Trust Co. FRS Sub. Notes 0.61% due 05/23/17	168,000	153,839
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	517,000	552,038
First Horizon National Corp. Senior Notes 5.38% due 12/15/15#	285,000	297,025
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	51,429
Regions Bank Sub. Notes 7.50% due 05/15/18	177,000	187,620
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	185,000	185,000
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	300,000	306,734
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	282,000	316,006

		2,298,342

Banks-Fiduciary - 0.3%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/15/37	509,000	412,894

Banks-Money Center - 0.1%

Chase Capital III FRS Ltd. Guar. Notes 0.85% due 03/01/27	103,000	83,937

Banks-Super Regional - 1.9%

BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	155,000	105,508
Bank of America NA Sub. Notes 5.30% due 03/15/17	192,000	200,091
Fifth Third Bancorp. Senior Notes 3.63% due 01/25/16	168,000	168,623
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	171,000	187,319
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	170,000	188,000
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*#(6)	165,000	130,350
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	145,198
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26#	30,000	29,051
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 04/11/11(6)	245,000	222,950
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	280,000	267,689
Wells Fargo & Co. FRS Senior Notes 0.50% due 10/28/15	330,000	320,979
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	218,000	222,662
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(6)	165,000	176,550
Wells Fargo Bank NA FRS Sub. Notes 0.52% due 05/16/16	290,000	268,775

		2,633,745

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 02/15/21#	103,000	103,365

Cable/Satellite TV - 0.3%

COX Communications, Inc. Notes 7.13% due 10/01/12	120,000	130,621
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes
6.38% due 06/15/15	150,000	154,687
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	150,000	165,000

		450,308

Chemicals-Diversified - 0.4%

Dow Chemical Co. Senior Notes 4.25% due 11/15/20#	144,000	138,771
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	51,000	48,386
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20#	226,000	212,863
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	105,000	103,478

		503,498

Chemicals-Specialty - 0.3%

Eastman Chemical Co. Debentures 7.25% due 01/15/24	382,000	438,076

Commercial Services-Finance - 0.0%

Moody’s Corp. Senior Notes 5.50% due 09/01/20#	42,000	42,576

Computer Services - 0.3%

International Business Machines Corp. Senior Notes 6.22% due 08/01/27	310,000	361,518

Consumer Products-Misc. - 0.2%

Kimberly-Clark Corp. Senior Notes 5.30% due 03/01/41	231,000	234,465

Diversified Banking Institutions - 3.3%

Bank of America Corp. FRS Senior Notes 1.72% due 01/30/14#	150,000	151,879
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	2,000	2,049
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	462,000	485,793
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	165,000	171,053
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	150,000	143,141

Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16#	330,000	329,389
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	186,000	197,085
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	185,000	200,842
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	318,000	323,616
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	122,000	121,789
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16#	195,000	195,874
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20	574,000	560,432
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	354,000	388,206
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(6)	160,000	174,162
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.31% due 05/15/77#	73,000	57,022
Morgan Stanley Sub. Notes 4.75% due 04/01/14	229,000	239,428
Morgan Stanley Senior Notes 5.55% due 04/27/17#	627,000	663,157
Morgan Stanley Senior Notes 5.95% due 12/28/17	210,000	224,157
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	44,000	47,225

		4,676,299

Diversified Financial Services - 0.8%

General Electric Capital Corp. Senior Notes 2.25% due 11/09/15#	360,000	348,785
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	270,000	262,263
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	265,000	272,241
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	244,000	252,102

		1,135,391

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 5.25% due 12/06/17#	195,000	213,613
Harsco Corp. Senior Notes 2.70% due 10/15/15	351,000	343,662

		557,275

E-Commerce/Services - 0.1%

Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20#	215,000	217,419

Electric-Distribution - 0.2%

Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	350,000	335,229

Electric-Generation - 0.2%

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	276,000	269,153

Electric-Integrated - 1.1%

Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20#	189,000	190,755
Cleco Power LLC Senior Notes 6.00% due 12/01/40	182,000	174,211
Commonwealth Edison Co. 1st Mtg. Bonds 1.63% due 01/15/14	138,000	137,657
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	354,176
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41#	408,000	382,941
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	155,000	157,066
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(3)(4)	175,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	108,890

		1,505,696

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20#	235,000	229,713

Electronic Components-Semiconductors - 0.4%

Broadcom Corp. Senior Notes 1.50% due 11/01/13*	168,000	166,787
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	168,000	162,535
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	211,000	233,020

		562,342

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/21	155,000	157,259

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	121,000	127,643

Finance-Credit Card - 0.1%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	105,000	108,019

Finance-Investment Banker/Broker- 0.3%

Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15#	210,000	208,995
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% 05/31/12† (5)(6)(7)	78,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16† (5)(7)	89,000	22,584
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17† (5)(7)	87,000	9
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38† (5)(7)	112,000	11
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	176,000	187,578

		419,185

Finance-Other Services - 0.3%

ERAC USA Finance LLC Company Guar. Notes 2.25% due 01/10/14*	208,000	207,739
National Rural Utilities Cooperative Finance Corp. Notes 3.05% due 03/01/16	158,000	159,564

		367,303

Food-Misc. - 0.2%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	267,000	287,529

Food-Retail - 0.1%

Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	146,000	160,341

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/24	192,000	211,773

Independent Power Producers - 0.0%

Calpine Corp. Escrow Notes 8.75% due 07/15/13† (3)(4)	630,000	0

Insurance-Life/Health - 0.8%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14#	139,000	146,080
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	194,749
Protective Life Corp. Senior Notes 8.45% due 10/15/39	432,000	480,624
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20#	295,000	291,495

		1,112,948

Insurance-Multi-line - 0.5%

Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16#	171,000	180,123
MetLife, Inc. Senior Notes 6.75% due 06/01/16#	125,000	145,104
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	280,000	286,327
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	69,000	82,255

		693,809

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	150,000	159,427

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	234,000	279,525

Medical-Drugs - 0.2%

Schering-Plough Corp Senior Notes 6.00% due 09/15/17	221,000	255,583

Medical-HMO - 0.3%

Aetna, Inc. Senior Notes. 6.75% due 12/15/37	238,000	271,586
UnitedHealth Group, Inc. Senior Notes 5.95% due 02/15/41	99,000	100,812

		372,398

Medical-Wholesale Drug Distribution - 0.1%

AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	126,000	133,876

Multimedia - 0.9%

Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	160,000	173,193
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	280,000	270,393
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	156,000	162,982
News America, Inc. Company Guar. Notes 6.20% due 12/15/34#	335,000	345,459
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	307,000	341,815

		1,293,842

Networking Products - 0.2%

Juniper Networks, Inc. Senior Notes 3.10% due 03/15/16	60,000	60,110
Juniper Networks, Inc. Senior Notes 4.60% due 03/15/21	60,000	60,296
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/41	160,000	161,159

		281,565

Non-Hazardous Waste Disposal - 0.2%

Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17#	206,000	224,025
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	64,000	66,720

		290,745

Oil Companies-Exploration & Production - 0.1%

Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/31	130,000	151,080

Oil Companies-Integrated - 0.1%

Marathon Petroleum Corp. Company Guar. Notes 6.50% due 03/01/41*	192,000	194,514

Paper & Related Products - 0.1%

Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	81,000	80,572

Pipelines - 1.3%

CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	399,000	394,784
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	180,000	223,422
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/16	150,000	149,724
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	340,000	330,702
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	28,000	28,169
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.00% due 02/01/21	203,000	203,611
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	280,000	306,847
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	230,000	258,172

		1,895,431

Publishing-Newspapers - 0.1%

Gannett Co, Inc. Notes 5.75% due 06/01/11#	77,000	77,385

Real Estate Investment Trusts - 0.3%

Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	84,000	87,553
HCP, Inc. Senior Notes 3.75% due 02/01/16#	160,000	161,446
HCP, Inc. Senior Notes 5.38% due 02/01/21#	171,000	174,783

		423,782

Real Estate Operations & Development - 0.1%

Regency Centers LP Company Guar. Notes 4.80% due 04/15/21#	168,000	166,068

Retail-Discount - 0.1%

Family Dollar Stores, Inc. Senior Notes 5.00% due 02/01/21	159,000	157,279

Retail-Drug Store - 0.5%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	476,000	520,974
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	169,679	171,878

		692,852

Savings & Loans/Thrifts - 0.1%

Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	135,000	135,330

Special Purpose Entity - 0.1%

Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12#(6)	204,000	159,536

Telecom Services - 0.6%

Embarq Corp. Senior Notes 7.08% due 06/01/16	212,000	241,264
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	286,250
Qwest Corp. Senior Notes 8.88% due 03/15/12	320,000	343,600

		871,114

Telephone-Integrated - 0.1%

Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	100,000	105,846

Tools-Hand Held - 0.1%

Snap-On, Inc. Senior Notes 4.25% due 01/15/18	166,000	168,574

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.50% due 07/15/16#	155,000	153,352

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	115,390

Transport-Services - 0.2%

Ryder System, Inc. Senior Notes 3.15% due 03/02/15	105,000	106,102
Ryder System, Inc. Senior Notes 3.60% due 03/01/16#	125,000	124,033

		230,135

Wireless Equipment - 0.4%

American Tower Corp. Senior Notes 4.50% due 01/15/18	292,000	289,445
Motorola, Inc. Senior Notes 6.50% due 09/01/25#	183,000	189,726
Motorola, Inc. Senior Notes 6.63% due 11/15/37	55,930	59,769

		538,940

Total U.S. CORPORATE BONDS & NOTES
(cost $30,161,455)		30,370,089

FOREIGN CORPORATE BONDS & NOTES - 7.4%
Banks-Commercial - 1.5%

Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(6)	231,000	213,098
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	150,000	155,283
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(6)	137,000	127,410
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	164,000	166,163
Groupe BPCE FRS Jr. Sub Notes 3.80% due 03/30/11(6)	196,000	131,945
HSBC Bank PLC Senior Notes 2.00% due 01/19/14*	53,000	53,077
HSBC Bank PLC Senior Notes 4.75% due 01/19/21*	170,000	170,196
ING Bank NV Senior Notes 2.00% due 10/18/13*	185,000	183,182
Intesa Sanpaolo SpA FRS Notes 2.71% due 02/24/14*	160,000	159,773
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(6)	120,000	129,600
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	192,000	185,667
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(6)	580,000	359,600

		2,034,994

Banks-Money Center - 0.7%

ABN Amro Bank NV FRS Senior Notes 2.07% due 01/30/14*	317,000	317,174
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	264,000	263,390
Lloyds TSB Bank PLC FRS Senior Notes 2.65% due 01/24/14	300,000	307,848
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	166,000	160,136

		1,048,548

Cellular Telecom - 0.1%

Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	113,000	107,914

Diversified Banking Institutions - 0.3%

BNP Paribas Bank Guar. Notes 3.60% due 02/23/16	54,000	54,328
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	150,000	156,678
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(6)	83,000	74,077
Natixis FRS Sub. Notes 0.55% due 01/15/19	100,000	85,633

		370,716

Diversified Minerals - 0.1%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	151,000	173,623

Electric-Integrated - 0.2%

Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*	313,000	315,526

Gold Mining - 0.2%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	364,000	347,614

Insurance-Multi-line - 0.3%

Aegon NV FRS Jr. Sub. Notes 3.54% due 07/15/14(6)	154,000	102,048
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	156,000	164,697
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24#	101,000	101,769

		368,514

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	187,000	203,955

Metal-Diversified - 0.1%

Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12#	189,000	202,232

Oil & Gas Drilling - 0.2%

Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15#	206,000	217,952

Oil Companies-Exploration & Production - 0.0%

EnCana Corp. Bonds 6.50% due 08/15/34#	50,000	53,782

Oil Companies-Integrated - 1.6%

BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15#	271,000	274,857
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15#	295,000	309,075
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16#	280,000	315,811
ENI SpA Senior Notes 5.70% due 10/01/40*	327,000	304,944
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	418,000	512,009
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	487,000	473,717

		2,190,413

Paper & Related Products - 0.2%

Inversiones CMPC SA Company Guar. Notes 4.75% due 01/19/18*	225,000	216,477

Pipelines - 0.2%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	259,000	263,246

Special Purpose Entity - 0.3%

SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(6)	453,000	450,735

Steel-Producers - 0.3%

ArcelorMittal Senior Notes 3.75% due 03/01/16	143,000	142,389
ArcelorMittal Senior Notes 6.75% due 03/01/41	217,000	215,212

		357,601

SupraNational Banks - 0.1%

Asian Development Bank Senior Bonds 5.82% due 06/16/28	125,000	138,294

Telephone-Integrated - 0.8%

Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	329,000	334,520
Telefonica Emisiones SAU FRS Company Guar. Notes 0.64% due 02/04/13	295,000	291,340
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	300,000	301,147
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	141,000	143,137

		1,070,144

Transport-Services - 0.1%

Transnet, Ltd. Senior Notes 4.50% due 02/10/16*	169,000	171,717

Total Foreign Corporate Bonds & Notes (cost $10,157,098)		10,303,997

MUNICIPAL BONDS & NOTES - 0.1%
Municipal Bonds - 0.1%

Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30 (cost $75,000)	75,000	74,129

U.S. GOVERNMENT AGENCIES - 36.7%
Federal Home Loan Bank - 0.7%

3.63% due 08/15/11	750,000	761,669
5.50% due 07/15/36	250,000	274,186

		1,035,855

Federal Home Loan Mtg. Corp. - 13.2%

4.00% due 03/01/40	1,143,084	1,127,341
4.50% due 01/01/39	281,653	287,179
4.50% due 06/01/40	2,345,419	2,398,767
5.00% due 10/01/33	12,269	12,949
5.00% due 07/01/35	200,037	210,753
5.00% due 05/01/36	1,306,207	1,371,284
5.00% due 11/01/36	109,491	114,946
5.00% due 03/01/38	489,572	513,045
5.00% due 06/01/39	1,517,824	1,595,341
5.25% due 07/18/11	4,000,000	4,077,732
5.50% due 11/01/18	221,886	240,483
5.50% due 02/01/35	721,645	776,268
5.50% due 07/01/36	976,473	1,046,112
5.50% due 07/01/37	180,351	192,875
5.50% due 09/01/37	46,932	50,191
5.50% due 10/01/37	51,450	55,023
5.50% due 01/01/38	590,766	632,898
5.50% due 07/01/38	200,871	214,820
6.00% due 10/01/33	411,601	453,754
6.00% due 07/01/36	528,944	576,998
6.00% due 11/01/37	279,245	303,741
6.00% due 01/01/38	700,505	761,956
6.50% due 02/01/35	25,285	28,461
6.50% due 01/01/36	46,113	52,250
6.50% due 03/01/36	179,516	201,050
6.75% due 09/15/29#	500,000	630,867
6.75% due 03/15/31#	250,000	318,703
7.00% due 11/01/16	24,352	26,563
7.00% due 07/01/32	19,384	22,245
7.50% due 04/01/31	72,368	83,684
8.00% due 01/01/29	7,292	8,601
8.00% due 12/01/29	5,376	6,329
8.00% due 12/01/30	32,964	38,819
8.00% due 01/01/31	229	270

		18,432,298

Federal National Mtg. Assoc. - 21.1%

4.00% due 07/01/40	302,888	299,285
4.00% due 08/01/40	101,714	100,409
4.00% due 09/01/40	1,376,533	1,358,865
4.00% due 10/01/40	1,193,246	1,177,930
4.38% due 07/17/13	2,000,000	2,155,032
4.50% due 11/01/22	1,141,852	1,204,998
4.50% due 01/01/39	409,948	418,376
4.50% due 04/01/40	1,227,614	1,255,153
4.50% due 05/01/40	4,174,710	4,268,361
4.50% due 08/01/40	1,874,202	1,912,732
5.00% due 03/15/16#	1,140,000	1,277,882
5.00% due 05/11/17#	500,000	561,128
5.00% due 10/01/33	33,671	35,596
5.00% due 03/01/34	363,620	383,952
5.00% due 01/01/37	228,359	239,843
5.00% due 05/01/39	2,603,753	2,739,171
5.00% due 07/01/39	4,838,101	5,089,725
5.50% due 11/01/22	168,703	182,122
5.50% due 04/01/33	496,038	534,669
5.50% due 12/01/33	385,837	415,885
5.50% due 05/01/34	252,127	271,763
5.50% due 12/01/35	522,812	562,221
6.00% due 03/01/16	839	918
6.00% due 12/01/16	29,126	31,863
6.00% due 11/01/17	81,294	89,112
6.00% due 12/01/20	229,978	251,590
6.00% due 12/01/33	312,082	344,091
6.00% due 10/01/36	68,719	74,995
6.00% due 05/01/38	1,034,278	1,125,169
6.50% due 03/01/17	47,799	52,515
6.50% due 08/01/31	28,568	32,361
6.50% due 07/01/32	199,804	226,332
6.50% due 07/01/36	155,457	174,153
6.50% due 10/01/37	403,476	450,866
7.00% due 09/01/31	135,719	155,880
7.50% due 08/01/15	412	455

		29,455,398

Government National Mtg. Assoc. - 1.6%

5.00% due 04/15/40	1,897,044	2,031,449
6.00% due 03/15/29	23,309	25,777
6.00% due 04/15/29	15,375	17,003
6.50% due 07/15/32	62,339	70,844

6.50% due 09/15/32	117,049	133,019

		2,278,092

Tennessee Valley Authority - 0.1%

Tennessee Valley Authority Senior Notes 3.88% due 02/15/21	137,000	137,910

Total U.S. Government Agencies (cost $50,363,294)		51,339,553

U.S. GOVERNMENT TREASURIES - 19.9%
United States Treasury Bonds - 4.6%

2.13% due 02/15/40 TIPS(8)	413,712	430,519
3.50% due 02/15/39#	238,000	200,143
3.88% due 08/15/40#	1,088,000	976,820
4.25% due 05/15/39#	267,000	256,904
4.25% due 11/15/40	298,000	285,847
4.38% due 02/15/38	983,000	970,406
4.38% due 11/15/39#	934,000	916,779
4.50% due 05/15/38#	120,000	120,825
4.50% due 08/15/39#	972,000	974,733
4.75% due 02/15/37#	587,000	616,901
5.00% due 05/15/37	159,000	173,459
5.25% due 11/15/28	369,000	417,777
8.13% due 08/15/19#	92,000	126,939

		6,468,052

United States Treasury Notes - 15.3%

1.38% due 11/30/15	53,000	51,427
1.50% due 12/31/13	475,000	480,455
1.75% due 07/31/15	95,000	94,540
2.00% due 11/30/13#	520,000	533,488
2.00% due 01/15/14 TIPS(8)	550,364	598,220
2.13% due 12/31/15	150,000	150,410
2.38% due 08/31/14#	4,960,000	5,119,653
2.38% due 09/30/14#	16,000	16,510
2.63% due 11/15/20#	733,000	685,813
2.75% due 02/15/19	860,000	843,068
3.00% due 02/28/17	556,000	571,333
3.13% due 05/15/19	11,000	11,035
3.38% due 07/31/13	393,000	417,041
3.38% due 11/15/19#	623,000	631,712
3.50% due 05/15/20#	310,000	315,062
3.63% due 08/15/19	52,000	53,950
3.63% due 02/15/20	1,186,000	1,221,395
3.63% due 02/15/21	287,000	292,067
3.75% due 11/15/18#	1,355,000	1,430,055
3.88% due 05/15/18#	5,459,000	5,830,894
4.00% due 08/15/18#	1,403,000	1,508,335
4.25% due 08/15/15	538,000	593,313

		21,449,776

Total U.S. Government Treasuries (cost $27,916,973)		27,917,828

COMMON STOCK - 0.0%
Banks-Commercial - 0.0%

Lloyds Banking Group PLC†(12)	49,459	49,912

Independent Power Producers - 0.0%

GenOn Energy, Inc.†#	615	2,491

Total Common Stock (cost $30,299)		52,403

PREFERRED STOCK - 0.3%
Banks-Super Regional - 0.3%

US Bancorp FRS 7.19%# (cost $304,527)	437	365,988

Total Long-Term Investment Securities (cost $134,245,222)		136,307,206

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Collective Investment Pool - 3.1%

Securities Lending Quality Trust(9)(10) (cost $4,339,044)	4,339,044	4,330,321

REPURCHASE AGREEMENT - 1.9%

Agreement with State Street Bank & Trust Co., bearing interest rate at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $2,643,001 and collateralized by $2,680,000 of United States Treasury Notes, bearing interest at 1.38%, due 05/15/13 and having an approximate value of $2,724,607 (cost $2,643,000)	$2,643,000	2,643,000

TOTAL INVESTMENTS (cost $141,227,266) (13)	102.4%	143,280,527
Liabilities in excess of other assets	(2.4)	(3,348,659)

NET ASSETS	100.0%	$139,931,868

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $13,728,796 representing 9.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
Senior Sec. Notes	08/11/05	$30,000	$30,000
7.50% due 08/15/09	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$33,000	$33,000	$36,960	$112.00	0.03%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $36,960 representing 0.0% of net assets.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Bond in default
(8)	Principal amount of security is adjusted for inflation.
(9)	The security is purchased with the cash collateral received from securities loaned .
(10)	At February 28, 2011, the Fund had loaned securities with a total value of $7,077,185 . This was secured by collateral of $4,339,044, which was received in cash and subsequently invested in short-term investments currently valued at $4,330,321 as reported in the portfolio of investments. The remaining collateral of $2,874,284 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

Federal Home Loan Mtg. Corp.	0.68% to 38.45%	11/15/18 to 02/15/41
Federal National Mtg. Assoc.	zero coupon to 37.73%	07/01/18 to 03/25/41
Government National Mtg. Assoc.	0.40% to 33.28%	07/17/33 to 12/20/40
U.S. Treasury Bonds/Notes	2.00% to 08.13%	11/30/13 to 08/15/40

(11)	Bond in default and did not pay principal at maturity
(12)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $49,912 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1regarding fair value pricing for foreign equity securities.
(13)	See Note 5 for cost of investments on a tax basis.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$15,846,259		$—	$15,846,259
Convertible Bonds & Notes	—	—		36,960	36,960
U.S. Corporate Bonds & Notes	—	30,370,089		0	30,370,089
Foreign Corporate Bonds & Notes	—	10,303,997		—	10,303,997
Municipal Bonds & Notes	—	74,129		—	74,129
U.S. Government Agencies	—	51,339,553		—	51,339,553
U.S. Government Treasuries	—	27,917,828		—	27,917,828
Common Stock	2,491	49,912	#	—	52,403
Preferred Stock	365,988	—		—	365,988
Short-Term Investment Securities:
Collective Investment Pool	—	4,330,321		—	4,330,321
Repurchase Agreement	—	2,643,000		—	2,643,000

Total	$368,479	$142,875,088		$36,960	$143,280,527

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $49,912 representing 0.0% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2010	$26,400	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)(1)	10,560	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/2011	$36,960	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
$10,560	$—

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.3%
Aerospace/Defense - 2.0%
Lockheed Martin Corp.	10,500	$831,180
Northrop Grumman Corp.	16,110	1,074,215
Raytheon Co.	58,220	2,981,446

		4,886,841

Agricultural Operations - 0.3%

Archer-Daniels-Midland Co.	20,300	754,754

Airlines - 0.1%

Delta Air Lines, Inc.†	30,200	339,448

Applications Software - 1.2%

Microsoft Corp.	114,900	3,054,042

Auto-Cars/Light Trucks - 0.2%

General Motors Co.†	14,100	472,773

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp.	34,561	1,050,309

Banks-Super Regional - 2.3%

Capital One Financial Corp.	37,000	1,841,490
Fifth Third Bancorp	116,000	1,693,600
US Bancorp	17,620	488,603
Wells Fargo & Co.	54,390	1,754,621

		5,778,314

Beverages-Non-alcoholic - 0.6%

Dr Pepper Snapple Group, Inc.	39,000	1,406,340

Building-Heavy Construction - 0.4%

Chicago Bridge & Iron Co.†	27,000	959,040

Cable/Satellite TV - 3.2%

Comcast Corp., Class A	99,000	2,550,240
Comcast Corp., Special Class A	50,610	1,230,835
DIRECTV, Class A†	48,000	2,206,560
DISH Network Corp., Class A†	12,000	279,000
Time Warner Cable, Inc.	22,000	1,587,960

		7,854,595

Cellular Telecom - 1.4%

Sprint Nextel Corp.†#	775,050	3,386,969

Chemicals-Diversified - 0.5%

E.I. du Pont de Nemours & Co.	22,550	1,237,319

Chemicals-Specialty - 0.7%

Albemarle Corp.	28,000	1,611,680

Coal - 1.0%

Peabody Energy Corp.	12,820	839,582
Walter Energy, Inc.	14,000	1,694,140

		2,533,722

Commercial Services-Finance - 0.3%

Western Union Co.	33,750	742,163

Computer Aided Design - 0.7%

Autodesk, Inc.†	41,000	1,724,050

Computer Services - 1.5%

Accenture PLC, Class A	22,000	1,132,560
International Business Machines Corp.	16,250	2,630,550

		3,763,110

Computers - 2.6%

Apple, Inc.†	6,000	2,119,260
Dell, Inc.†	139,000	2,200,370
Hewlett-Packard Co.	48,290	2,106,893

		6,426,523

Computers-Memory Devices - 2.0%

SanDisk Corp.†	34,000	1,686,400
Seagate Technology PLC†	128,000	1,625,600
Western Digital Corp.†	51,000	1,559,580

		4,871,580

Consumer Products-Misc. - 0.6%

Kimberly-Clark Corp.	21,150	1,393,785

Containers-Metal/Glass - 0.6%

Crown Holdings, Inc.†	36,000	1,385,280

Cosmetics & Toiletries - 0.2%

Procter & Gamble Co.	9,000	567,450

Diversified Banking Institutions - 3.7%

Bank of America Corp.	87,540	1,250,947
Citigroup, Inc.†	387,140	1,811,815
Goldman Sachs Group, Inc.	7,000	1,146,460
JPMorgan Chase & Co.	74,480	3,477,471
Morgan Stanley	51,160	1,518,429

		9,205,122

Diversified Manufacturing Operations - 4.6%

General Electric Co.	316,490	6,620,971
Honeywell International, Inc.	23,470	1,359,148
Textron, Inc.#	62,000	1,679,580
Tyco International, Ltd.	37,210	1,687,101

		11,346,800

E-Commerce/Services - 0.5%

Expedia, Inc.#	60,000	1,191,600

Electric-Integrated - 1.6%

Dominion Resources, Inc.	26,870	1,226,078
NV Energy, Inc.	110,000	1,615,900
Southern Co.	30,820	1,174,550

		4,016,528

Electronic Components-Semiconductors - 4.1%

Altera Corp.#	44,000	1,841,840
Intel Corp.	192,260	4,127,822
LSI Corp.†	307,090	1,931,596
ON Semiconductor Corp.†	20,000	223,000
Texas Instruments, Inc.	61,000	2,172,210

		10,296,468

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	14,000	139,300

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.†	42,000	1,767,360

Energy-Alternate Sources - 0.2%

Covanta Holding Corp.	24,000	406,080

Engineering/R&D Services - 1.3%

Fluor Corp.#	9,280	656,653
Jacobs Engineering Group, Inc.†	12,300	615,738
KBR, Inc.	52,000	1,705,600

URS Corp.†	4,000	186,120

		3,164,111

Enterprise Software/Service - 1.3%

CA, Inc.	68,000	1,685,040
Novell, Inc.†	267,000	1,569,960

		3,255,000

Finance-Credit Card - 0.2%

Discover Financial Services	27,000	587,250

Finance-Other Services - 0.2%

NASDAQ OMX Group, Inc.†	20,000	572,200

Food-Misc. - 2.0%

General Mills, Inc.	17,060	633,608
H.J. Heinz Co.	22,000	1,104,840
Kraft Foods, Inc., Class A	39,596	1,260,737
Unilever NV	66,640	2,015,194

		5,014,379

Food-Retail - 1.2%

Kroger Co.	66,460	1,521,934
Safeway, Inc.#	69,000	1,505,580

		3,027,514

Funeral Services & Related Items - 0.3%

Service Corp. International	74,000	806,600

Gas-Distribution - 0.6%

NiSource, Inc.#	80,000	1,532,800

Independent Power Producers - 0.2%

NRG Energy, Inc.†	28,000	559,720

Insurance-Life/Health - 0.4%

Lincoln National Corp.	7,000	222,040
Prudential Financial, Inc.	13,310	876,197

		1,098,237

Insurance-Multi-line - 1.3%

ACE, Ltd.	18,840	1,191,630
Hartford Financial Services Group, Inc.#	28,600	846,560
MetLife, Inc.	26,890	1,273,510

		3,311,700

Insurance-Property/Casualty - 0.8%

Travelers Cos., Inc.	31,270	1,874,011

Insurance-Reinsurance - 0.7%

Berkshire Hathaway, Inc., Class B†	1,000	87,280
Reinsurance Group of America, Inc.	28,000	1,690,920

		1,778,200

Internet Security - 1.4%

Symantec Corp.†	96,000	1,730,880
VeriSign, Inc.	46,000	1,623,340

		3,354,220

Investment Companies - 0.2%

Ares Capital Corp.	34,000	606,220

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	29,000	1,836,280

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†	14,000	522,480

Medical Instruments - 0.4%

Medtronic, Inc.	26,400	1,053,888

Medical Products - 1.9%

Baxter International, Inc.	21,850	1,161,327
Johnson & Johnson	58,750	3,609,600

		4,770,927

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.†	66,450	3,410,878
Illumina, Inc.†	16,000	1,110,400

		4,521,278

Medical-Drugs - 5.3%

Bristol-Myers Squibb Co.	99,570	2,569,902
Cephalon, Inc.†#	27,000	1,520,370
Eli Lilly & Co.	85,730	2,962,829
Forest Laboratories, Inc.†	49,000	1,587,600
Merck & Co., Inc.	64,334	2,095,358
Pfizer, Inc.	120,062	2,309,993

		13,046,052

Medical-HMO - 2.8%

Aetna, Inc.	52,000	1,942,720
CIGNA Corp.	7,000	294,490
Health Net, Inc.†	53,000	1,559,260
UnitedHealth Group, Inc.	53,000	2,256,740
WellPoint, Inc.	13,000	864,110

		6,917,320

Medical-Hospitals - 1.3%

Health Management Associates, Inc., Class A†	162,000	1,620,000
Tenet Healthcare Corp.†	231,000	1,658,580

		3,278,580

Medical-Outpatient/Home Medical - 0.1%

Lincare Holdings, Inc.	10,000	293,400

Medical-Wholesale Drug Distribution - 0.7%

AmerisourceBergen Corp.	47,000	1,781,770

Metal-Aluminum - 1.2%

Alcoa, Inc.	176,450	2,973,183

Motorcycle/Motor Scooter - 0.7%

Harley-Davidson, Inc.#	41,000	1,673,620

Multimedia - 1.7%

Time Warner, Inc.	36,116	1,379,631
Viacom, Inc., Class B	43,460	1,940,924
Walt Disney Co.	21,770	952,220

		4,272,775

Office Automation & Equipment - 0.2%

Xerox Corp.	35,000	376,250

Office Supplies & Forms - 0.4%

Avery Dennison Corp.	27,000	1,077,840

Oil & Gas Drilling - 1.2%

Nabors Industries, Ltd.†	61,000	1,736,670
Noble Corp.#	25,340	1,132,951

		2,869,621

Oil Companies-Exploration & Production - 0.6%

Devon Energy Corp.	16,250	1,485,900

Oil Companies-Integrated - 5.8%

Chevron Corp.	15,480	1,606,050
Exxon Mobil Corp.	77,800	6,654,234
Hess Corp.	13,200	1,148,796
Marathon Oil Corp.	67,450	3,345,520
Murphy Oil Corp.	24,000	1,764,720

		14,519,320

Oil Refining & Marketing - 0.7%

Valero Energy Corp.	64,000	1,803,520

Oil-Field Services - 0.4%

Halliburton Co.	20,210	948,657

Paper & Related Products - 0.7%

International Paper Co.	61,000	1,694,580

Publishing-Newspapers - 0.2%

Gannett Co., Inc.#	27,000	445,770

Retail-Apparel/Shoe - 2.1%

Gap, Inc.	77,000	1,734,810
Limited Brands, Inc.	54,000	1,729,080
Ross Stores, Inc.	24,000	1,728,960

		5,192,850

Retail-Auto Parts - 0.6%

Advance Auto Parts, Inc.	23,000	1,441,640

Retail-Computer Equipment - 0.6%

GameStop Corp., Class A†#	70,000	1,396,500

Retail-Discount - 0.6%

Dollar Tree, Inc.†	28,000	1,408,960

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	37,000	1,845,190

Retail-Regional Department Stores - 0.6%

Macy’s, Inc.	62,000	1,481,800

Retail-Restaurants - 1.4%

Brinker International, Inc.#	68,000	1,607,520
Starbucks Corp.	58,000	1,912,840

		3,520,360

Schools - 0.7%

ITT Educational Services, Inc.†#	22,000	1,668,700

Semiconductor Components-Integrated Circuits - 1.9%

Analog Devices, Inc.	44,000	1,754,720
Atmel Corp.†	115,000	1,688,200
Maxim Integrated Products, Inc.	47,000	1,296,260

		4,739,180

Semiconductor Equipment - 2.4%

Applied Materials, Inc.	120,000	1,971,600
KLA-Tencor Corp.	11,000	537,020
Lam Research Corp.†	31,000	1,701,900
Teradyne, Inc.†	94,000	1,751,220

		5,961,740

Steel-Producers - 0.6%

Nucor Corp.	19,350	928,026
United States Steel Corp.	9,410	540,981

		1,469,007

Telecom Equipment-Fiber Optics - 0.8%

Corning, Inc.	91,000	2,098,460

Telecom Services - 0.2%

Amdocs, Ltd.†	16,000	477,440

Telecommunication Equipment - 0.4%

Tellabs, Inc.	197,000	1,061,830

Telephone-Integrated - 3.0%

AT&T, Inc.	41,480	1,177,202
Qwest Communications International, Inc.	317,380	2,164,532
Telephone & Data Systems, Inc.	8,000	269,200
Verizon Communications, Inc.	102,220	3,773,962

		7,384,896

Television - 0.8%

CBS Corp., Class B	78,000	1,861,080

Tobacco - 1.3%

Philip Morris International, Inc.	50,000	3,139,000

Web Portals/ISP - 0.2%

Google, Inc., Class A†	1,000	613,400

Wireless Equipment - 1.0%

Motorola Mobility Holdings, Inc.†#	10,112	305,382
Motorola Solutions, Inc.†	55,578	2,147,534

		2,452,916

Total Long-Term Investment Securities (cost $210,122,577)		246,489,467

SHORT-TERM INVESTMENT SECURITIES - 6.3%
Collective Investment Pool - 6.3%

Securities Lending Quality Trust(1) (cost $15,620,935)	15,620,935	15,568,337

REPURCHASE AGREEMENTS - 0.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $2,351,001 and collateralized by $2,205,000 of United States Treasury Bonds, bearing interest at 4.50% due 08/15/39 and having approximate value of $2,423,025.	$2,351,000	2,351,000

(cost $2,351,000)
TOTAL INVESTMENTS (cost $228,094,512) (2)	106.5%	264,408,804
Liabilities in excess of other assets	(6.5)	(16,176,728)

NET ASSETS	100.0%	$248,232,076

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$13,046,052	$—	$—	$13,046,052
Oil Companies-Integrated	14,519,320	—	—	14,519,320
Other Industries*	218,924,095	—	—	218,924,095
Short-Term Investment Securities:
Collective Investment Pool	—	15,568,337	—	15,568,337
Repurchase Agreements	—	2,351,000	—	2,351,000

Total	$246,489,467	$17,919,337	$—	$264,408,804

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.6%
Aerospace/Defense - 7.1%

General Dynamics Corp.	40,552	$3,086,818
Lockheed Martin Corp.	23,984	1,898,574
Northrop Grumman Corp.	43,142	2,876,709
Raytheon Co.	67,411	3,452,117
Rockwell Collins, Inc.	4,200	270,648

		11,584,866

Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.	21,800	1,821,172

Apparel Manufacturers - 0.7%

VF Corp.	11,600	1,109,772

Applications Software - 1.5%

Microsoft Corp.	89,693	2,384,040

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	12,600	514,080

Banks-Commercial - 2.4%

Bank of Nova Scotia	21,400	1,321,600
National Bank of Canada	17,400	1,340,707
Royal Bank of Canada	7,400	432,552
Toronto-Dominion Bank	8,800	736,390

		3,831,249

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	9,900	300,861

Banks-Super Regional - 2.1%

US Bancorp	41,500	1,150,795
Wells Fargo & Co.	72,900	2,351,754

		3,502,549

Beverages-Non-alcoholic - 0.8%

Coca-Cola Co.	20,400	1,303,968

Beverages-Wine/Spirits - 0.6%

Diageo PLC(1)	49,135	960,661

Cable/Satellite TV - 0.5%

Comcast Corp., Special Class A	32,200	783,104

Cellular Telecom - 0.4%

Rogers Communications, Inc., Class B	5,000	176,522
Vodafone Group PLC ADR	18,300	523,746

		700,268

Chemicals-Diversified - 2.9%

Dow Chemical Co.	8,500	315,860
E.I. du Pont de Nemours & Co.	71,489	3,922,601
Olin Corp.	22,300	415,003

		4,653,464

Coal - 0.3%

CONSOL Energy, Inc.	4,800	243,408
Peabody Energy Corp.	4,100	268,509

		511,917

Commercial Services-Finance - 1.4%

H&R Block, Inc.	146,760	2,229,284

Computer Services - 1.1%

International Business Machines Corp.	11,400	1,845,432

Computers - 0.6%

Hewlett-Packard Co.	21,500	938,045

Consumer Products-Misc. - 1.7%

Clorox Co.	27,774	1,881,966
Kimberly-Clark Corp.	13,300	876,470

		2,758,436

Containers-Paper/Plastic - 0.4%

Packaging Corp. of America	9,800	282,142
Temple-Inland, Inc.	14,700	343,833

		625,975

Cosmetics & Toiletries - 1.1%

Avon Products, Inc.	14,000	389,340
Procter & Gamble Co.	22,600	1,424,930

		1,814,270

Data Processing/Management - 1.1%

Broadridge Financial Solutions, Inc.	76,843	1,761,242

Diversified Banking Institutions - 2.6%

Bank of America Corp.	78,800	1,126,052
JPMorgan Chase & Co.	67,300	3,142,237

		4,268,289

Diversified Manufacturing Operations - 2.1%

3M Co.	12,100	1,115,983
General Electric Co.	88,000	1,840,960
Honeywell International, Inc.	9,400	544,354

		3,501,297

Diversified Minerals - 1.8%

BHP Billiton, Ltd.(1)	61,018	2,882,772

Electric-Integrated - 3.8%

American Electric Power Co., Inc.	13,500	483,030
Consolidated Edison, Inc.	4,900	244,902
Dominion Resources, Inc.	19,400	885,222
Duke Energy Corp.	21,100	379,589
Entergy Corp.	7,400	526,880
Exelon Corp.	6,700	279,792
FirstEnergy Corp.	4,900	187,670
NextEra Energy, Inc.	11,100	615,717
Northeast Utilities	10,700	364,228
PG&E Corp.	5,600	257,936
PPL Corp.	10,900	277,187
Public Service Enterprise Group, Inc.	20,500	670,350
Southern Co.	16,300	621,193
Wisconsin Energy Corp.	5,500	325,600

		6,119,296

Electric-Transmission - 0.1%

ITC Holdings Corp.	3,200	219,360

Electronic Components-Misc. - 1.1%

Garmin, Ltd.	54,171	1,839,106

Electronic Components-Semiconductors - 1.6%

Intel Corp.	123,803	2,658,050

Finance-Credit Card - 0.4%

American Express Co.	15,900	692,763

Food-Misc. - 3.3%

General Mills, Inc.	24,800	921,072
H.J. Heinz Co.	14,700	738,234
Kraft Foods, Inc., Class A	76,991	2,451,393
Unilever NV	43,000	1,300,320

		5,411,019

Gas-Distribution - 0.3%

AGL Resources, Inc.	2,800	106,428

Sempra Energy	6,500	345,995

		452,423

Gold Mining - 0.4%

Barrick Gold Corp.	13,000	686,161

Industrial Automated/Robotic - 0.3%

Rockwell Automation, Inc.	5,100	447,423

Industrial Gases - 0.7%

Air Products & Chemicals, Inc.	4,000	368,000
Praxair, Inc.	8,000	795,040

		1,163,040

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	14,400	947,952

Insurance-Property/Casualty - 1.7%

Chubb Corp.	18,000	1,092,240
Travelers Cos., Inc.	27,100	1,624,103

		2,716,343

Machinery-Construction & Mining - 1.5%

Caterpillar, Inc.	24,000	2,470,320

Machinery-Farming - 1.5%

Deere & Co.	27,400	2,470,110

Medical Products - 1.5%

Johnson & Johnson	41,051	2,522,173

Medical-Drugs - 6.9%

Abbott Laboratories	15,900	764,790
Bristol-Myers Squibb Co.	120,027	3,097,897
Eli Lilly & Co.	48,263	1,667,969
Merck & Co., Inc.	78,791	2,566,223
Pfizer, Inc.	162,604	3,128,501

		11,225,380

Medical-Outpatient/Home Medical - 1.2%

Lincare Holdings, Inc.	66,000	1,936,440

Metal-Copper - 0.3%

Southern Copper Corp.	12,400	524,768

Metal-Diversified - 0.6%

Rio Tinto, Ltd.(1)	10,948	955,547

Multimedia - 2.2%

McGraw-Hill Cos., Inc.	47,036	1,819,353
Meredith Corp.	49,954	1,761,378

		3,580,731

Non-Ferrous Metals - 0.2%

Cameco Corp.	9,700	394,669

Oil Companies-Exploration & Production - 1.2%

EQT Corp.	14,400	709,920
Occidental Petroleum Corp.	12,400	1,264,428

		1,974,348

Oil Companies-Integrated - 7.9%

Chevron Corp.	53,571	5,557,991
ConocoPhillips	15,600	1,214,772
Exxon Mobil Corp.	30,700	2,625,771
Marathon Oil Corp.	23,700	1,175,520
Murphy Oil Corp.	2,100	154,413
Total SA ADR	35,300	2,163,890

		12,892,357

Oil-Field Services - 0.5%

Schlumberger, Ltd.	8,700	812,754

Paper & Related Products - 0.5%

MeadWestvaco Corp.	25,200	739,620

Pipelines - 1.1%

Enbridge, Inc.	18,700	1,117,323
Kinder Morgan, Inc.†	6,600	201,300
Spectra Energy Corp.	18,400	492,200

		1,810,823

Real Estate Investment Trusts - 0.3%

Weyerhaeuser Co.	20,768	506,947

Retail-Apparel/Shoe - 0.5%

Limited Brands, Inc.	23,800	762,076

Retail-Building Products - 0.6%

Home Depot, Inc.	27,900	1,045,413

Retail-Discount - 0.6%

Wal-Mart Stores, Inc.	17,800	925,244

Retail-Restaurants - 2.0%
McDonald’s Corp.	42,597	3,223,741

Schools - 1.1%

Strayer Education, Inc.	12,985	1,784,658

Steel-Producers - 0.2%

BlueScope Steel, Ltd.(1)	140,369	299,387

Telecom Services - 0.2%

BCE, Inc.	9,700	360,064

Telephone-Integrated - 6.4%

AT&T, Inc.	114,224	3,241,677
CenturyLink, Inc.	51,291	2,112,164
Frontier Communications Corp.	6,817	57,876
Qwest Communications International, Inc.	192,800	1,314,896
Verizon Communications, Inc.	90,889	3,355,622
Windstream Corp.	27,900	349,866

		10,432,101

Tobacco - 5.7%

Altria Group, Inc.	82,200	2,085,414
Lorillard, Inc.	24,105	1,850,541
Philip Morris International, Inc.	56,277	3,533,070
Reynolds American, Inc.	51,946	1,782,787

		9,251,812

Toys - 0.3%

Mattel, Inc.	20,000	501,200

Transport-Rail - 1.1%

Canadian National Railway Co.	16,500	1,208,955
Union Pacific Corp.	6,500	620,165

		1,829,120

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	10,400	767,520

Vitamins & Nutrition Products - 0.5%

Mead Johnson Nutrition Co.	14,700	879,795

Water - 0.4%

American Water Works Co., Inc.	22,200	615,828

Total Long-Term Investment Securities
(cost $132,776,315)		157,434,895

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Time Deposits - 2.2%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/11
(cost $3,585,000)	$3,585,000	3,585,000

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co., Joint Repurchase Agreement
(cost $1,912,000)(2)	1,912,000	1,912,000

TOTAL INVESTMENTS
(cost $138,273,315)(3)	100.0%	162,931,895
Liabilities in excess of other assets	0.0	(6,576)

NET ASSETS	100.0%	$162,925,319

†	Non-income producing security
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $5,098,367 representing 3.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	American Depository Receipts

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$11,584,866	$—		$—	$11,584,866
Medical Drugs	11,225,380	—		—	11,225,380
Oil Companies-Integrated	12,892,357	—		—	12,892,357
Telephone-Integrated	10,432,101	—		—	10,432,101
Tobacco	9,251,812	—		—	9,251,812
Other Industries*	96,950,012	5,098,367	#	—	102,048,379
Short-Term Investment Securities:
Time Deposits	—	3,585,000		—	3,585,000
Repurchase Agreement	—	1,912,000		—	1,912,000

Total	$152,336,528	$10,595,367		$—	$162,931,895

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $5,098,367 representing 3.1% of net assets. See Note 1.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011(Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.8%
Australia - 2.4%

Billabong International, Ltd.#(1)	871,720	$7,546,622
Brambles, Ltd.(1)	1,728,274	12,513,475
Downer EDI, Ltd.(4)(5)	1,305,384	5,219,851

		25,279,948

Austria - 0.8%

Telekom Austria AG(1)	601,270	8,590,976

Bermuda - 0.8%

PartnerRe, Ltd.#	71,130	5,640,609
Yue Yuen Industrial Holdings, Ltd.(1)	1,002,172	3,167,393

		8,808,002

Canada - 1.3%

Talisman Energy, Inc.	534,640	13,267,635

China - 1.4%

China Telecom Corp., Ltd.(1)	23,869,823	14,118,994

France - 11.1%

AXA SA(1)	996,452	20,948,744
BNP Paribas(1)	152,430	11,914,110
France Telecom SA(1)	1,116,855	24,749,252
GDF Suez(1)	172,090	6,974,136
Sanofi-Aventis SA(1)	341,550	23,577,736
Total SA(1)	279,300	17,136,511
Vivendi SA(1)	404,500	11,528,855

		116,829,344

Germany - 8.8%

Celesio AG(1)	217,330	6,013,554
Deutsche Post AG (1)	288,380	5,288,686
E.ON AG(1)	445,220	14,615,167
Merck KGaA(1)	190,250	17,205,217
Muenchener Rueckversicherungs AG(1)	77,140	12,880,995
SAP AG(1)	313,440	18,911,089
Siemens AG(1)	125,145	16,850,528

		91,765,236

Hong Kong - 1.7%

Cheung Kong Holdings, Ltd.(1)	782,488	12,231,639
China Mobile, Ltd.(1)	598,000	5,638,462

		17,870,101

India - 0.5%

Reliance Industries, Ltd. GDR (London)*(1)	94,320	4,014,892
Reliance Industries, Ltd. GDR†*	32,780	1,396,100

		5,410,992

Ireland - 1.1%

CRH PLC(1)	352,760	8,145,708
Elan Corp. PLC ADR†#	580,960	3,689,096

		11,834,804

Italy - 2.2%

Autogrill SpA†#(1)	730,314	10,327,591
UniCredit SpA(1)	4,747,665	12,217,816

		22,545,407

Japan - 5.6%

Nintendo Co., Ltd.(1)	60,996	17,910,707
NKSJ Holdings, Inc.†#(1)	1,593,000	12,056,738
Toyota Motor Corp.(1)	320,900	14,970,553
Trend Micro, Inc.#(1)	114,600	3,562,740
USS Co., Ltd.(1)	124,250	10,058,933

		58,559,671

Jersey - 0.6%

Informa PLC(1)	943,060	6,661,638

Netherlands - 5.5%

ING Groep NV CVA†(1)	3,172,164	39,780,545
Koninklijke Philips Electronics NV(1)	111,750	3,647,274
Randstad Holding NV†(1)	93,820	5,054,281
Reed Elsevier NV(1)	654,324	8,639,159

		57,121,259

Norway - 4.2%

Statoil ASA(1)	892,330	23,516,618
Telenor ASA(1)	1,244,458	20,683,475

		44,200,093

Russia - 1.4%

Gazprom OAO ADR (London)(1)	126,800	3,738,562
Gazprom OAO ADR (OTC US)	383,700	11,250,084

		14,988,646

Singapore - 3.6%

Flextronics International, Ltd.†	1,326,280	10,729,605
Singapore Telecommunications, Ltd.(1)	5,864,999	13,738,158
Singapore Telecommunications, Ltd. - 10(1)	1,931,000	4,485,069
United Overseas Bank, Ltd.#(1)	620,387	8,825,541

		37,778,373

South Korea - 4.4%

KB Financial Group, Inc.(1)	449,203	22,016,652
Samsung Electronics Co., Ltd.(1)	29,787	24,482,171

		46,498,823

Spain - 3.4%

Gamesa Corp. Tecnologica SA†#(1)	409,906	3,612,649
Iberdrola SA(1)	1,471,708	12,838,771
Telefonica SA(1)	770,656	19,600,640
Telefonica SA ADR	837	21,402

		36,073,462

Sweden - 1.4%

Niscayah Group AB(1)	1,261,925	2,480,353
Telefonaktiebolaget LM Ericsson, Class B(1)	905,170	11,631,638

		14,111,991

Switzerland - 8.8%

ACE, Ltd.	158,910	10,051,058
Adecco SA(1)	94,480	6,359,145
Basilea Pharmaceutica AG†(1)	33,210	2,508,386
Lonza Group AG(1)	43,330	3,670,884
Nestle SA(1)	192,850	10,916,293
Novartis AG(1)	98,620	5,538,427
Roche Holding AG(1)	186,783	28,162,592
Swiss Reinsurance Co., Ltd.(1)	294,940	18,074,818

UBS AG†(1)	359,289	7,139,643

		92,421,246

Taiwan - 4.9%

Compal Electronics, Inc.(1)	10,137,528	11,912,201
Lite-On Technology Corp.(1)	4,336,095	5,402,962
Siliconware Precision Industries Co.(1)	6,543,000	9,041,876
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	10,327,862	24,690,556

		51,047,595

Turkey - 0.4%

Turkcell Iletisim Hizmet AS ADR	303,040	4,263,773

United Kingdom - 21.5%

Aviva PLC(1)	3,356,978	25,543,406
BAE Systems PLC(1)	1,618,250	8,663,258
BP PLC(1)	1,509,312	12,162,993
BP PLC ADR	180	8,725
Carillion PLC(1)	1,256,480	7,678,522
G4S PLC(1)	1,773,150	7,620,069
GlaxoSmithKline PLC(1)	971,621	18,677,850
Hays PLC(1)	6,300,480	12,780,499
HSBC Holdings PLC(1)	810,775	9,472,946
Kingfisher PLC(1)	3,543,545	14,646,989
Marks & Spencer Group PLC(1)	678,710	3,821,261
Pearson PLC(1)	603,877	10,322,412
Premier Foods PLC†(1)	20,777,609	9,239,049
Rexam PLC(1)	1,196,170	7,106,586
Royal Dutch Shell PLC, Class A(1)	167,235	6,019,782
Royal Dutch Shell PLC, Class B(1)	268,205	9,583,853
SIG PLC†(1)	4,032,874	8,499,889
Tesco PLC(1)	2,151,170	14,147,783
Vodafone Group PLC(1)	13,909,547	39,468,455

		225,464,327

Total Common Stock
(cost $925,305,612)		1,025,512,336

PREFERRED STOCK - 0.7%
Brazil - 0.7%

Vale SA ADR (cost $3,582,028)	263,264	7,890,022

Total Long-Term Investment Securities
(cost $928,887,640)		1,033,402,358

SHORT-TERM INVESTMENT SECURITIES - 3.6%
Collective Investment Pool - 2.0%

Securities Lending Quality Trust(2)	20,697,049	20,625,909

U.S. Government Agencies - 1.6%

Federal Home Loan Bank Disc. Notes 0.07% due 03/01/11	$16,900,000	16,900,000

Total Short-Term Investment Securities
(cost $37,597,049)		37,525,909

TOTAL INVESTMENTS
(cost $966,484,689)(3)	102.1%	1,070,928,267
Liabilities in excess of other assets	(2.1)	(22,158,075)

NET ASSETS	100.0%	$1,048,770,192

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $5,410,992 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $959,974,399 representing 91.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Fair valued security. Securities are classified as Level 3 disclosures based on securities valuation inputs; see Note 1.
(5)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $5,219,851 representing 0.5% of net assets.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depository Receipt

Industry Allocation*
Medical-Drugs	9.2%
Insurance-Multi-line	6.8
Oil Companies-Integrated	6.5
Telecom Services	5.1
Telephone-Integrated	5.1
Cellular Telecom	4.7
Diversified Banking Institutions	3.9
Insurance-Reinsurance	3.4
Electric-Integrated	3.3
Semiconductor Components-Integrated Circuits	3.3
Multimedia	2.7
Oil Companies-Exploration & Production	2.7
Insurance-Life/Health	2.4
Electronic Components-Semiconductors	2.3
Human Resources	2.3
Diversified Financial Services	2.1
Collective Investment Pool	2.0
Enterprise Software/Service	1.8
Toys	1.7
Auto-Cars/Light Trucks	1.7
U.S. Government Treasuries	1.6
Diversified Manufacturing Operations	1.6
Retail-Building Products	1.4
Electronic Components-Misc.	1.4
Food-Retail	1.3
Diversified Operations/Commercial Services	1.2
Real Estate Operations & Development	1.2
Insurance-Property/Casualty	1.2
Computers	1.1
Wireless Equipment	1.1
Food-Misc.	1.0
Retail-Restaurants	1.0
Retail-Automobile	1.0
Food-Wholesale/Distribution	0.9
Banks-Commercial	0.9
Aerospace/Defense	0.8
Publishing-Books	0.8
Building Products-Air & Heating	0.8
Building Products-Cement	0.8
Diversified Minerals	0.7
Building & Construction-Misc.	0.7
Security Services	0.7
Apparel Manufacturers	0.7
Containers-Metal/Glass	0.7
Medical-Wholesale Drug Distribution	0.6
Oil Refining & Marketing	0.5
Computers-Periphery Equipment	0.5
Transport-Services	0.5
Engineering/R&D Services	0.5
Retail-Major Department Stores	0.4
Chemicals-Specialty	0.4
Power Converter/Supply Equipment	0.3
Internet Security	0.3
Athletic Footwear	0.3
Medical-Biomedical/Gene	0.2

102.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$116,829,344	#	$—	$116,829,344
Germany	—	91,765,236	#	—	91,765,236
Japan	—	58,559,671	#	—	58,559,671
Netherlands	—	57,121,259	#	—	57,121,259
Switzerland	10,051,058	82,370,188	#	—	92,421,246
United Kingdom	8,725	225,455,602	#	—	225,464,327
Other Countries*	50,258,304	327,873,098	#	5,219,851	383,351,253
Preferred Stock	7,890,022	—		—	7,890,022
Short-Term Investment Securities:
Collective Investment Pool	—	20,625,909		—	20,625,909
U.S. Government Agencies	—	16,900,000		—	16,900,000

Total	$68,208,109	$997,500,307		$5,219,851	$1,070,928,267

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $959,974,399 representing 91.5% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$—
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	—
Net purchases(sales)	—
Transfers in and/or out of Level 3(2)	5,219,851

Balance as of 2/28/2011	$5,219,851

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.8%
Australia - 1.2%

BHP Billiton, Ltd.(1)	66,400	$3,137,042

Austria - 0.3%

Erste Group Bank AG(1)	16,900	892,469

Belgium - 0.7%

Anheuser-Busch InBev NV(1)	34,100	1,905,639

Bermuda - 0.8%

Bunge, Ltd.	15,900	1,147,503
VimpelCom, Ltd. ADR	56,400	796,368

		1,943,871

Brazil - 0.7%

Banco Bradesco SA	43,000	827,022
BM&FBovespa SA	139,200	946,239

		1,773,261

British Virgin Islands - 0.1%

Mail.ru Group, Ltd. GDR*†	4,800	174,000

Canada - 5.6%

Bankers Petroleum, Ltd.†	157,200	1,525,805
Barrick Gold Corp.	50,400	2,660,194
Canadian Natural Resources, Ltd.	18,300	921,640
Manulife Financial Corp.	78,500	1,483,465
Pacific Rubiales Energy Corp.	42,000	1,407,565
Petrominerales, Ltd.	43,300	1,802,328
Sun Life Financial, Inc.	42,800	1,421,601
Suncor Energy, Inc.	26,900	1,264,221
Toronto-Dominion Bank	12,600	1,054,377
Viterra, Inc.	78,500	961,505

		14,502,701

Cayman Islands - 0.1%

Lentuo International, Inc. ADR†#	33,500	171,520

China - 0.8%

China Construction Bank Corp.(1)	1,318,600	1,155,006
China Merchants Bank Co., Ltd.(1)	406,600	977,312

		2,132,318

Denmark - 0.9%

Carlsberg A/S(1)	11,100	1,180,210
Pandora A/S†(1)	20,100	1,169,548

		2,349,758

France - 1.8%

BNP Paribas(1)	16,120	1,259,958
PPR(1)	3,700	561,704
Technip SA(1)	18,800	1,855,500
Unibail-Rodamco SE(1)	5,300	1,066,107

		4,743,269

Germany - 7.3%

Allianz SE(1)	11,700	1,685,999
BASF SE(1)	22,800	1,895,849
Bayer AG(1)	16,100	1,248,394
Bayerische Motoren Werke AG(1)	20,400	1,654,481
Deutsche Bank AG(1)	28,600	1,837,875
Deutsche Boerse AG(1)	4,200	322,588
Fresenius Medical Care AG & Co. KGaA(1)	29,100	1,925,375
K+S AG(1)	22,900	1,767,658
Kabel Deutschland Holding AG†(1)	29,200	1,590,813
Metro AG(1)	17,700	1,294,664
SAP AG ADR#	30,500	1,842,200
Siemens AG(1)	15,200	2,046,650

		19,112,546

Gibraltar - 0.2%

PartyGaming PLC†#(1)	183,500	519,978

Hong Kong - 1.1%

China Resources Enterprise, Ltd. (1)	201,300	741,720
China Unicom (Hong Kong), Ltd.(1)	555,100	926,513
Hong Kong Exchanges and Clearing, Ltd.(1)	55,900	1,215,704

		2,883,937

Ireland - 1.3%

Accenture PLC, Class A	31,200	1,606,176
Covidien PLC	33,400	1,718,430

		3,324,606

Italy - 0.4%

Intesa Sanpaolo SpA(1)	285,900	965,129

Japan - 12.4%

Bridgestone Corp.(1)	77,600	1,601,364
Canon, Inc.(1)	36,200	1,750,798
Dena Co., Ltd.#(1)	28,600	1,104,172
Hino Motors, Ltd.(1)	323,200	1,791,418
Honda Motor Co., Ltd.(1)	60,500	2,637,871
ITOCHU Corp.(1)	227,300	2,360,919
Japan Tobacco, Inc.(1)	425	1,767,521
JSR Corp.#(1)	91,900	1,973,920
JTEKT Corp.(1)	168,300	2,484,297
Komatsu, Ltd.(1)	63,600	1,948,294
Marubeni Corp.#(1)	192,600	1,477,820
Mitsubishi Chemical Holdings Corp.#(1)	148,300	1,086,110
Nomura Holdings, Inc.(1)	72,500	461,455
SMC Corp.(1)	8,600	1,472,392
Softbank Corp.#(1)	42,800	1,761,606
Sumitomo Electric Industries, Ltd.(1)	107,200	1,573,214
Sumitomo Heavy Industries, Ltd.(1)	344,400	2,423,197
Sumitomo Mitsui Financial Group, Inc.(1)	36,600	1,385,346
Tokio Marine Holdings, Inc.(1)	39,700	1,304,506

		32,366,220

Jersey - 0.5%

WPP PLC(1)	89,700	1,234,004

Malaysia - 0.4%

CIMB Group Holdings Bhd(1)	404,300	1,070,915

Mexico - 0.7%

Fomento Economico Mexicano SAB de CV ADR	17,900	1,006,517
Grupo Modelo SAB de CV	129,800	785,074

		1,791,591

Netherlands - 1.5%

Aegon NV†(1)	94,600	727,653
Corio NV(1)	10,100	669,652

ING Groep NV†(1)	52,800	662,139
LyondellBasell Industries NV, Class A†	50,700	1,930,656

		3,990,100

Norway - 0.7%

Yara International ASA(1)	36,000	1,907,939

Panama - 0.5%

Carnival Corp.	29,100	1,241,697

Russia - 0.7%

LUKOIL OAO ADR(1)	12,200	864,698
Rosneft Oil Co. GDR(1)	93,100	880,708

		1,745,406

Singapore - 0.2%

CapitaLand, Ltd.(1)	217,800	559,224

South Africa - 0.4%

Naspers, Ltd.(1)	17,800	1,023,226

South Korea - 2.9%

Dongbu Insurance Co., Ltd.(1)	38,200	1,558,146
Kia Motors Corp.(1)	26,300	1,342,534
KT Corp. ADR†	59,500	1,177,505
Samsung Electronics Co., Ltd.(1)	2,800	2,301,342
Samsung Life Insurance Co., Ltd.(1)	13,800	1,304,191

		7,683,718

Spain - 0.9%

Telefonica SA(1)	92,600	2,355,161

Switzerland - 3.8%

ACE, Ltd.	11,800	746,350
Adecco SA(1)	32,700	2,200,932
Cie Financiere Richemont SA, Class A(1)	15,900	911,646
Julius Baer Group, Ltd.(1)	15,000	672,847
Nestle SA(1)	18,100	1,024,552
Novartis AG(1)	28,200	1,583,691
Roche Holding AG(1)	9,100	1,372,071
Weatherford International, Ltd.†	53,900	1,303,302

		9,815,391

Taiwan - 0.5%

Siliconware Precision Industries Co. ADR#	198,800	1,349,852

Thailand - 0.7%

Bangkok Bank PCL(1)	134,700	722,140
Banpu PCL(1)	48,100	1,150,481

		1,872,621

United Kingdom - 8.0%

Afren PLC†(1)	551,800	1,435,706
Barclays PLC(1)	395,800	2,055,259
Barratt Developments PLC†(1)	187,300	326,915
Bellway PLC(1)	26,500	289,855
BP PLC(1)	230,300	1,855,903
GlaxoSmithKline PLC(1)	69,100	1,328,336
HSBC Holdings PLC(1)	279,000	3,070,685
Kazakhmys PLC(1)	38,300	898,533
Persimmon PLC(1)	38,300	293,093
Royal Dutch Shell PLC, Class A	89,400	3,215,574
Taylor Woodrow PLC†(1)	548,200	352,292
Tullow Oil PLC(1)	69,500	1,622,123
Vodafone Group PLC ADR	78,200	2,238,084
Xstrata PLC(1)	83,100	1,896,723

		20,879,081

United States - 39.7%

3M Co.	17,000	1,567,910
Allergan, Inc.	28,000	2,076,760
American Electric Power Co., Inc.	48,500	1,735,330
Ameriprise Financial, Inc.	18,400	1,165,088
AMR Corp.†#	175,700	1,184,218
Apple, Inc.†	9,400	3,320,174
Applied Materials, Inc.	68,200	1,120,526
Arch Coal, Inc.	31,800	1,066,254
AT&T, Inc.	67,300	1,909,974
Baxter International, Inc.	28,600	1,520,090
Boeing Co.	36,100	2,599,561
Bristol-Myers Squibb Co.	30,400	784,624
Broadcom Corp., Class A	28,200	1,162,404
Cardinal Health, Inc.	17,000	707,880
Citigroup, Inc.†	415,400	1,944,072
Clorox Co.	13,400	907,984
Comcast Corp., Class A	95,700	2,465,232
Comerica, Inc.#	30,000	1,167,000
ConAgra Foods, Inc.	52,900	1,225,164
Corning, Inc.	94,200	2,172,252
CVS Caremark Corp.	38,300	1,266,198
Darden Restaurants, Inc.	26,500	1,248,945
Delta Air Lines, Inc.†	76,400	858,736
eBay, Inc.†	43,400	1,454,117
Edison International	35,500	1,317,760
EMC Corp.†	84,600	2,301,966
F5 Networks, Inc.†	9,300	1,097,493
Federal Realty Investment Trust#	15,300	1,287,954
FedEx Corp.	24,600	2,214,492
General Electric Co.	82,000	1,715,440
Goldman Sachs Group, Inc.	7,300	1,195,594
Google, Inc., Class A†	5,200	3,189,680
Henry Schein, Inc.†#	19,300	1,331,314
Hewlett-Packard Co.	45,300	1,976,439
Huntsman Corp.	59,500	1,050,175
JPMorgan Chase & Co.	68,200	3,184,258
KeyCorp	129,000	1,179,060
Laboratory Corp. of America Holdings†#	14,900	1,342,937
Las Vegas Sands Corp.†	19,600	914,144
Liberty Global, Inc., Class A†#	44,300	1,865,030
Lincoln National Corp.	53,000	1,681,160
Medco Health Solutions, Inc.†	9,800	604,072
Medtronic, Inc.	23,500	938,120
Microsoft Corp.	67,300	1,788,834
News Corp., Class A	88,200	1,532,034
NII Holdings, Inc.†	22,500	921,600
NIKE, Inc., Class B	16,900	1,504,607
Norfolk Southern Corp.	27,300	1,790,334
Occidental Petroleum Corp.	16,600	1,692,702
Oracle Corp.	49,000	1,612,100

Peabody Energy Corp.	16,900	1,106,781
PepsiCo, Inc.	30,200	1,915,284
Pfizer, Inc.	105,200	2,024,048
Procter & Gamble Co.	38,900	2,452,645
Qwest Communications International, Inc.	167,300	1,140,986
Rowan Cos., Inc.†	46,400	1,979,888
Sprint Nextel Corp.†	154,500	675,165
St. Jude Medical, Inc.†	54,900	2,628,612
Stanley Black & Decker, Inc.	17,946	1,360,845
Stillwater Mining Co.†#	55,000	1,312,850
T. Rowe Price Group, Inc.	25,700	1,721,386
Terex Corp.†	51,900	1,751,625
Texas Instruments, Inc.	44,100	1,570,401
US Bancorp	51,100	1,417,003
Verizon Communications, Inc.	35,300	1,303,276
Wells Fargo & Co.	45,700	1,474,282

		103,694,869

Total Common Stock
(cost $226,787,859)		255,113,059

PREFERRED STOCK - 0.7%
Germany - 0.7%

Volkswagen AG(1) (cost $943,003)	10,840	1,838,204

Total Long-Term Investment Securities
(cost $227,730,862)		256,951,263

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Collective Investment Pool - 5.0%

Securities Lending Quality Trust(2)(3)	13,067,927	13,032,669

Time Deposits - 0.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$2,076,000	2,076,000

Total Short-Term Investment Securities
(cost $15,143,927)		15,108,669

TOTAL INVESTMENTS -
(cost $242,874,789) (4)	104.3%	272,059,932
Liabilities in excess of other assets	(4.3)	(11,152,630)

NET ASSETS -	100.0%	$260,907,302

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $174,000 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $114,529,624 representing 43.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	At February 28, 2011, the Fund had loaned securities with a total value of $13,358,414 This was secured by collateral of $13,067,927, which was received in cash and subsequently invested in short-term investments currently valued at $13,032,669 as reported in the portfolio of investments. The remaining collateral of $741,925 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

Federal Home Loan Bank	0.38% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mortgage Corp.	0.35% to 1.00%	12/28/12 to 01/10/13
United States Treasury Bonds/Notes	0.88% to 1.00%	03/31/11 to 01/31/12

(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
GDR	- Global Depository Receipt

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	331,040,000	USD	3,965,758	04/14/2011	$—	$(82,052)
	USD	1,884,455	JPY	154,366,000	04/14/2011	3,063	—

						3,063	(82,052)

Deutsche Bank AG (London)	JPY	286,015,000	USD	3,467,437	04/14/2011	—	(29,827)
	USD	10,328	JPY	844,000	04/14/2011	—	(8)

						—	(29,835)

Morgan Stanley Capital Services, Inc.	EUR	1,866,000	USD	2,419,073	04/14/2011	—	(154,550)
	USD	2,488,714	EUR	1,866,000	04/14/2011	84,909	—

						84,909	(154,550)

UBS AG	JPY	257,185,000	USD	3,131,857	04/14/2011	—	(12,886)

Net Unrealized Appreciation/(Depreciation)						$87,972	$(279,323)

Currency Legend

EUR - Euro Dollar

JPY - Japanese Yen

USD - United States Dollar

Industry Allocation*

Diversified Banking Institutions	5.9%
Collective Investment Pool	5.0
Telephone-Integrated	3.6
Oil Companies-Integrated	3.6
Medical-Drugs	3.5
Oil Companies-Exploration & Production	3.5
Banks-Commercial	3.4
Chemicals-Diversified	3.4
Auto-Cars/Light Trucks	2.8
Insurance-Life/Health	2.2
Diversified Manufacturing Operations	2.1
Computers	2.1
Banks-Super Regional	2.0
Electronic Components-Semiconductors	1.9
Diversified Minerals	1.9
Cellular Telecom	1.9
Medical Products	1.8
Auto/Truck Parts & Equipment-Original	1.5
Cable/Satellite TV	1.5
Brewery	1.5
Import/Export	1.5
Insurance-Multi-line	1.5
Multimedia	1.5
Machinery-Construction & Mining	1.4
Medical Instruments	1.4
Enterprise Software/Service	1.3
Web Portals/ISP	1.3
Coal	1.2
Transport-Services	1.2
Oil-Field Services	1.2
Electric-Integrated	1.2
Real Estate Investment Trusts	1.2
Beverages-Non-alcoholic	1.1
Investment Management/Advisor Services	1.1
Insurance-Property/Casualty	1.1
Gold Mining	1.0
Aerospace/Defense	1.0
E-Commerce/Services	1.0
Finance-Other Services	1.0
Cosmetics & Toiletries	0.9
Machinery-General Industrial	0.9
Computers-Memory Devices	0.9
Food-Misc.	0.9
Human Resources	0.8
Telecom Equipment-Fiber Optics	0.8
Retail-Jewelry	0.8
Time Deposits	0.8
Airlines	0.8
Oil & Gas Drilling	0.8
Rubber & Vinyl	0.8
Dialysis Centers	0.7
Agricultural Chemicals	0.7
Broadcast Services/Program	0.7
Auto-Heavy Duty Trucks	0.7
Transport-Rail	0.7
Applications Software	0.7
Tobacco	0.7
Office Automation & Equipment	0.7
Computer Services	0.6
Rubber-Tires	0.6
Athletic Footwear	0.6
Machinery-Electrical	0.6
Tools-Hand Held	0.5
Semiconductor Components-Integrated Circuits	0.5
Medical Labs & Testing Services	0.5
Platinum	0.5
Food-Retail	0.5
Retail-Drug Store	0.5
Retail-Restaurants	0.5
Cruise Lines	0.5
Agricultural Operations	0.5
Building-Residential/Commercial	0.4
Semiconductor Equipment	0.4
Internet Infrastructure Software	0.4
Consumer Products-Misc.	0.4
Casino Hotels	0.4
Metal-Copper	0.3
Telecom Services	0.3
Diversified Operations	0.3
Medical-Wholesale Drug Distribution	0.3
Pharmacy Services	0.2
Retail-Major Department Stores	0.2
Real Estate Operations & Development	0.2
Gambling (Non-Hotel)	0.2
Finance-Investment Banker/Broker	0.2
Retail-Automobile	0.1

104.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$14,502,701	$—	#	$—	$14,502,701
Germany	1,842,200	17,270,346	#	—	19,112,546
Japan	-	32,366,220	#	—	32,366,220
United Kingdom	5,453,658	15,425,423	#	—	20,879,081
United States	103,694,869	—		—	103,694,869
Other Countries*	16,928,211	47,629,431	#	—	64,557,642
Preferred Stock	—	1,838,204	#	—	1,838,204
Short-Term Investment Securities:
Collective Investment Pool	—	13,032,669		—	13,032,669
Time Deposits	—	2,076,000		—	2,076,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	87,972		—	87,972

Total	142,421,639	129,726,265		—	272,147,904

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$(279,323)		$—	$(279,323)

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $114,529,624 representing 43.9% of net assets. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 95.2%
Australia - 6.2%

BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust(3)	2,642,134	5,066,188
Charter Hall Group(3)	226,696	568,706
Commonwealth Property Office Fund(3)	2,914,372	2,545,395
GPT Group(3)	592,885	1,876,742
ING Office Fund(3)	1,370,060	853,907
Stockland(3)	518,929	2,012,956
Valad Property Group†(3)	308,407	368,302
Westfield Group(3)	480,784	4,789,412

		18,081,608

Bermuda - 1.9%

Hong Kong Land Holdings, Ltd.(3)	527,000	3,616,245
Kerry Properties, Ltd.(3)	426,500	2,071,328

		5,687,573

Brazil - 0.1%

BR Properties SA	13,100	139,361
Multiplan Empreendimentos Imobiliarios SA	11,900	232,164

		371,525

Canada - 3.4%

Allied Properties Real Estate Investment Trust	116,900	2,674,784
Dundee Real Estate Investment Trust	64,400	2,087,341
Homburg Canada Real Estate Investment Trust	121,500	1,426,911
InnVest Real Estate Investment Trust	307,700	2,207,472
Transglobe Apartment Real Estate Investment Trust	144,600	1,683,316

		10,079,824

Cayman Islands - 2.2%

China Resources Land, Ltd.(3)	1,730,000	2,822,422
Evergrande Real Estate Group, Ltd.(3)	81,000	38,255
KWG Property Holding, Ltd.(3)	3,732,000	2,422,197
Shimao Property Holdings, Ltd.(3)	883,000	1,207,920

		6,490,794

France - 4.5%

Fonciere Des Regions(3)	14,542	1,578,912
Klepierre(3)	45,997	1,794,948
Nexity SA(3)	54,820	2,722,577
Societe Immobiliere de Location pour l’Industrie et le Commerce(3)	16,095	2,078,691
Unibail-Rodamco SE(3)	25,198	5,068,633

		13,243,761

Hong Kong - 7.5%

China Overseas Land & Investment, Ltd.(3)	496,000	826,262
Hang Lung Properties, Ltd.(3)	861,000	3,669,818
Henderson Land Development Co., Ltd.(3)	701,000	4,454,973
Hysan Development Co., Ltd.(3)	16,000	72,518
Sun Hung Kai Properties, Ltd.(3)	615,504	9,945,046
Wharf Holdings, Ltd.(3)	482,000	3,169,192

		22,137,809

Japan - 7.9%

Aeon Mall Co., Ltd.(3)	3,000	80,046
Frontier Real Estate Investment Corp.(3)	84	796,650
Goldcrest Co., Ltd.(3)	29,930	817,351
Kenedix Realty Investment Corp.(3)	17	80,312
Mitsubishi Estate Co., Ltd.(3)	384,000	7,861,875
Mitsui Fudosan Co., Ltd.(3)	192,000	4,087,528
Nippon Building Fund, Inc.(3)	275	2,885,549
Nomura Real Estate Holdings, Inc.(3)	47,900	973,192
Sankei Building Co., Ltd.(3)	116,500	754,199
Sumitomo Realty & Development Co., Ltd.(3)	119,000	3,198,803
United Urban Investment Corp.(3)	1,198	1,570,946

		23,106,451

Jersey - 0.7%

Atrium European Real Estate, Ltd.(3)	292,139	1,872,548

Netherlands - 0.1%

Vastned Offices/Industrial NV(3)	22,426	377,209

Norway - 0.7%

Norwegian Property ASA†(3)	1,149,750	2,051,462

Poland - 0.6%

Globe Trade Centre SA†(3)	247,779	1,825,863

Singapore - 2.8%

CapitaLand, Ltd.(3)	2,250,000	5,777,104
Global Logistic Properties, Ltd.†(3)	1,634,000	2,448,342

		8,225,446

Spain - 0.3%

Sol Melia SA(3)	84,680	930,337

Sweden - 0.2%

Hufvudstaden AB(3)	51,227	599,689

Switzerland - 0.8%

PSP Swiss Property AG†(3)	30,042	2,395,659

United Kingdom - 4.7%

Big Yellow Group PLC(3)	24,129	126,793
Derwent London PLC(3)	67,407	1,860,946
Great Portland Estates PLC(3)	234,284	1,476,475
Hammerson PLC(3)	494,715	3,747,783
Intercontinental Hotels Group PLC(3)	58,168	1,293,283
Land Securities Group PLC(3)	178,901	2,232,827
Metric Property Investments PLC†(3)	775,515	1,400,235
Safestore Holdings PLC(3)	347,370	813,476
Songbird Estates PLC†(3)	360,427	826,200
Unite Group PLC†(3)	29,932	97,617

		13,875,635

United States - 50.6%

Acadia Realty Trust	81,042	1,604,632
Alexandria Real Estate Equities, Inc.	34,860	2,795,772
AMB Property Corp.	93,300	3,394,254
AvalonBay Communities, Inc.	38,816	4,697,901
Boston Properties, Inc.	64,960	6,230,963
BRE Properties, Inc.	42,500	2,019,175
Camden Property Trust	87,162	5,157,376
CBL & Associates Properties, Inc.	29,622	528,753
DiamondRock Hospitality Co.†	152,600	1,794,576
Digital Realty Trust, Inc.	56,187	3,304,919

Douglas Emmett, Inc.	59,300	1,111,875
Duke Realty Corp.	102,467	1,441,711
Equity Residential	125,646	6,924,351
Essex Property Trust, Inc.	41,000	5,074,980
Extra Space Storage, Inc.	106,600	2,105,350
General Growth Properties, Inc.†	48,300	768,936
HCP, Inc.	15,957	606,366
Health Care REIT, Inc.	113,043	5,903,105
Hersha Hospitality Trust	133,400	876,438
Highwoods Properties, Inc.	72,700	2,466,711
Host Hotels & Resorts, Inc.	467,977	8,610,777
Kilroy Realty Corp.	35,000	1,356,250
Kimco Realty Corp.	327,600	6,348,888
LaSalle Hotel Properties	30,648	864,580
Liberty Property Trust	50,213	1,695,693
Macerich Co.	108,655	5,502,289
Mid-America Apartment Communities, Inc.	27,000	1,754,190
Nationwide Health Properties, Inc.	61,222	2,616,628
Piedmont Office Realty Trust, Inc.	52,786	1,055,720
Plum Creek Timber Co., Inc.	91,000	3,818,360
ProLogis	280,635	4,563,125
PS Business Parks, Inc.	6,604	416,316
Public Storage	10,200	1,144,950
Rayonier, Inc.	53,400	3,275,022
Regency Centers Corp.	122,170	5,528,193
Retail Opportunity Investments Corp.	81,342	894,762
Senior Housing Properties Trust	57,500	1,411,050
Simon Property Group, Inc.	135,106	14,867,064
SL Green Realty Corp.	71,869	5,442,639
Sovran Self Storage, Inc.	35,989	1,396,373
Starwood Hotels & Resorts Worldwide, Inc.	38,868	2,374,835
Ventas, Inc.	51,062	2,829,856
Vornado Realty Trust	105,117	9,810,570
Washington Real Estate Investment Trust	30,200	943,448
Weyerhaeuser Co.	62,728	1,531,190

		148,860,912

Total Common Stock
(cost $228,539,022)		280,214,105

PREFERRED STOCK - 0.4%
United States - 0.4%

DuPont Fabros Technology, Inc. 7.88%	6,000	152,460
SL Green Realty Corp. 7.63%	39,000	971,100

Total Preferred Stock
(cost $1,067,670)		1,123,560

ASSET BACKED SECURITIES - 0.5%
United States - 0.5%

Banc of America Large Loan, Inc. FRS Series 2006-BIX1, Class B 0.41% due 10/15/19*(4)	$200,000	192,253
Bank of America Large Loan, Inc. FRS Series 2005-MIB1, Class C 0.58% due 03/15/22*(4)	300,000	279,511
Citigroup Commercial Mtg. Trust Series 2006-C5, Class AMP3 5.50% due 10/15/49*(4)	222,392	195,424
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-TF2A, Class J 1.22% due 11/15/19*(4)	300,000	288,971
Merrill Lynch Floating Trust FRS Series 2006-1, Class D 0.47% due 06/15/22*(4)	250,000	212,900
Wachovia Bank Commercial Mtg. Trust FRS Series 2006-WL7A, Class A2 0.38% due 09/15/21*(4)	150,000	140,288

Total Asset Backed Securities
(cost $1,234,895)		1,309,347

WARRANTS - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (Strike Price 58.00 HKD)† (cost $0)	166,600	11,980

RIGHTS - 0.0%
Hong Kong - 0.0%
Wharf Holdings, Ltd. Expires 03/11/11 (Strike Price 36.50 HKD)†(1) (cost $0)	48,100	89,863

Total Long-Term Investment Securities
(cost $230,841,587)		282,748,855

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Time Deposits - 3.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11 (cost $8,932,000)	8,932,000	8,932,000

TOTAL INVESTMENTS -
(cost $239,773,587) (5)	99.1%	291,680,855
Other assets less liabilities	0.9	2,549,156

NET ASSETS -	100.0%	$294,230,011

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $1,309,347 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $89,863 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $120,901,844 representing 41.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(4)	Commercial Mortgage Backed Security
(5)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

Currency Legend

HKD	Hong Kong Dollar

Industry Allocation*

Real Estate Investment Trusts	69.0%
Real Estate Operations & Development	17.1
Real Estate Management/Services	6.5
Time Deposits	3.0
Hotels/Motels	1.5
Diversified Operations	1.1
Diversified Financial Services	0.5
Storage/Warehousing	0.3
Building & Construction-Misc.	0.1

99.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$18,081,608	#	$0	$18,081,608
Hong Kong	—	22,137,809	#	—	22,137,809
Japan	—	23,106,451	#	—	23,106,451
United States	148,860,912	—		—	148,860,912
Other Countries*	10,451,349	57,575,976	#	—	68,027,325
Preferred Stock	1,123,560	—		—	1,123,560
Asset Backed Securities	—	1,309,347		—	1,309,347
Warrants	11,980	—		—	11,980
Rights	89,863	—		—	89,863
Short-Term Investment Securities:
Time Deposit	—	8,932,000		—	8,932,000

Total	$160,537,664	$131,143,191		$0	$291,680,855

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $120,901,844 representing 41.1% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	—
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock
$—

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.4%
Australia - 4.3%

AGL Energy, Ltd.(1)	6,585	$98,191
Alumina, Ltd.(1)	48,659	119,057
Amcor, Ltd.(1)	30,054	212,580
AMP, Ltd.(1)	61,574	333,733
Asciano, Ltd.†(1)	36,361	65,400
ASX, Ltd.(1)	40	1,490
Australia and New Zealand Banking Group, Ltd.(1)	42,833	1,056,740
AXA Asia Pacific Holdings, Ltd.(1)	9,657	62,309
BGP Holdings PLC† (3)(4)	60,919	0
BHP Billiton, Ltd.(1)	41,192	1,946,100
BlueScope Steel, Ltd.(1)	55,000	117,307
Boral, Ltd.(1)	9,319	52,440
Brambles, Ltd.(1)	19,966	144,563
Commonwealth Bank of Australia(1)	24,659	1,338,968
Computershare, Ltd.(1)	10,187	99,838
CSL, Ltd.(1)	9,831	357,236
CSR, Ltd.†(1)	10,907	38,760
Fortescue Metals Group, Ltd.†(1)	25,992	177,650
Goodman Group(1)	41,329	29,592
GPT Group(1)	10,789	34,152
Incitec Pivot, Ltd.(1)	21,309	95,919
Insurance Australia Group, Ltd.(1)	19,452	72,495
Macquarie Group, Ltd.(1)	6,320	245,453
MAP Group(1)	35,727	112,761
Mirvac Group(1)	25,173	33,432
National Australia Bank, Ltd.(1)	36,323	958,650
Newcrest Mining, Ltd.(1)	6,502	252,126
Orica, Ltd.(1)	8,507	224,736
Origin Energy, Ltd.(1)	19,658	335,023
Qantas Airways, Ltd.†(1)	10,390	24,786
QBE Insurance Group, Ltd.(1)	21,833	405,196
Santos, Ltd.(1)	17,598	257,585
Sims Metal Management, Ltd.(1)	5,442	104,031
Sonic Healthcare, Ltd.(1)	2,645	30,575
SP AusNet(1)	237,655	211,419
Stockland(1)	38,351	148,766
Suncorp Group, Ltd.(1)	24,705	213,038
Telstra Corp., Ltd.(1)	24,658	70,219
Transurban Group(1)	18,970	103,252
Wesfarmers, Ltd.(1)	6,485	218,739
Wesfarmers, Ltd. PPS(1)	8,554	291,453
Westfield Group(1)	39,836	396,833
Westfield Retail Trust(1)	39,836	108,525
Westpac Banking Corp.(1)	48,731	1,173,487
Woodside Petroleum, Ltd.(1)	9,419	410,377

		12,784,982

Austria - 0.6%

Erste Group Bank AG(1)	18,207	961,490
OMV AG(1)	20,400	868,281

		1,829,771

Belgium - 0.5%

Belgacom SA(1)	11,457	429,377
Colruyt SA(1)	9,727	488,798
Dexia SA†(1)	110,004	480,586

		1,398,761

Bermuda - 0.5%

Cheung Kong Infrastructure Holdings, Ltd.(1)	85,000	420,156
Esprit Holdings, Ltd.(1)	15,000	73,843
Kerry Properties, Ltd.(1)	3,000	14,570
Li & Fung, Ltd.(1)	54,000	328,268
Marvell Technology Group, Ltd.†	24,328	444,716
Mongolia Energy Corp., Ltd.†(1)	59,000	11,468
Noble Group, Ltd.(1)	45,000	72,679
NWS Holdings, Ltd.(1)	31,500	48,923

		1,414,623

Canada - 6.3%

Agnico-Eagle Mines, Ltd.	2,000	140,600
Agrium, Inc.	2,600	246,526
Alimentation Couche-Tard, Inc., Class B	5,300	140,144
Bank of Montreal	6,700	427,288
Bank of Nova Scotia	15,600	963,409
Barrick Gold Corp.	15,100	797,003
BCE, Inc.	1,200	44,490
Brookfield Asset Management, Inc., Class A	6,900	234,084
Brookfield Properties Corp.	4,700	82,433
Canadian Imperial Bank of Commerce	5,100	431,444
Canadian Natural Resources, Ltd.	20,200	1,017,329
Canadian Oil Sands, Ltd.	5,700	176,301
Canadian Pacific Railway, Ltd.	2,300	156,103
Canadian Tire Corp., Ltd., Class A	800	50,855
Canadian Utilities, Ltd., Class A	3,300	170,817
Crescent Point Energy Corp.	2,000	96,711
Eldorado Gold Corp.	7,200	122,649
Empire Co., Ltd., Class A	900	48,411
EnCana Corp.	9,000	292,543
Fairfax Financial Holdings, Ltd.	200	77,501
First Quantum Minerals, Ltd.	1,700	221,347
Fortis, Inc.	17,900	607,813
George Weston, Ltd.	1,900	133,159
Gildan Activewear, Inc.	1,500	48,016
Goldcorp, Inc.	11,400	544,567
Great-West Lifeco, Inc.	3,600	101,640
IAMGOLD Corp.	4,300	91,130
Imperial Oil, Ltd.	8,300	432,193
Industrial Alliance Insurance & Financial Services, Inc.	800	32,492
Inmet Mining Corp.	1,500	103,150
Ivanhoe Mines, Ltd.†	2,400	67,982
Kinross Gold Corp.	9,800	155,339
Loblaw Cos., Ltd.	3,100	126,131
Magna International, Inc.	2,600	128,053
Manulife Financial Corp.	26,900	508,347
National Bank of Canada	2,200	169,515
Nexen, Inc.	7,300	199,190
Pacific Rubiales Energy Corp.	3,700	124,000
Pan American Silver Corp.	2,700	105,521
Penn West Petroleum, Ltd.	3,300	95,411
Petrobank Energy & Resources, Ltd.†	1,700	43,727
Petrominerales, Ltd.	1,044	43,456
Potash Corp. of Saskatchewan, Inc.	14,100	868,742
Power Corp. of Canada	5,800	175,275

Power Financial Corp.	3,400	110,691
Provident Energy, Ltd.	10,100	85,661
Research In Motion, Ltd.†	6,500	429,185
Rogers Communications, Inc., Class B	6,000	211,826
Royal Bank of Canada	22,300	1,303,502
Saputo, Inc.	600	25,419
Shaw Communications, Inc., Class B	2,900	61,758
Shoppers Drug Mart Corp.	12,000	508,878
Silver Wheaton Corp.†	5,900	250,805
Sino-Forest Corp.†	2,600	58,099
Sun Life Financial, Inc.	9,200	305,578
Suncor Energy, Inc.	30,200	1,419,311
Talisman Energy, Inc.	22,700	563,324
Teck Resources, Ltd., Class B	9,600	531,110
TELUS Corp.	1,400	69,384
Thomson Reuters Corp. (New York)#	6,755	266,485
Thomson Reuters Corp. (Toronto)	5,800	228,764
Tim Hortons, Inc.	1,400	61,660
Toronto-Dominion Bank	12,600	1,054,377
TransAlta Corp.	6,300	133,256
Viterra, Inc.	8,600	105,337
Yamana Gold, Inc.	9,600	122,032
Yellow Media, Inc.	4,000	22,932

		18,772,211

Denmark - 0.2%

Vestas Wind Systems A/S†(1)	20,818	716,778

Finland - 0.0%

Stora Enso Oyj, Class R(1)	9,791	110,504

France - 5.7%

AXA SA(1)	58,578	1,231,505
BNP Paribas(1)	21,990	1,718,764
Casino Guichard Perrachon SA(1)	9,242	904,904
Credit Agricole SA(1)	64,092	1,126,415
Danone(1)	20,626	1,292,757
France Telecom SA(1)	58,507	1,296,502
L’Oreal SA(1)	9,795	1,138,944
Legrand SA(1)	23,090	968,450
PPR(1)	6,075	922,257
Renault SA†(1)	13,737	842,397
Sanofi-Aventis SA(1)	24,245	1,673,670
Societe Generale(1)	20,280	1,427,695
Vinci SA(1)	19,365	1,165,315
Vivendi SA(1)	43,378	1,236,338

		16,945,913

Germany - 3.5%

Allianz SE(1)	11,040	1,590,892
BASF SE(1)	21,090	1,753,661
Bayerische Motoren Werke AG(1)	14,197	1,151,405
Beiersdorf AG(1)	16,067	964,498
Brenntag AG†(1)	1,284	134,201
Commerzbank AG†(1)	102,217	880,898
Fresenius Medical Care AG & Co. KGaA(1)	5,696	376,871
Fresenius SE & Co. KGaA(1)	8,737	796,694
Infineon Technologies AG(1)	51,559	563,955
Linde AG(1)	7,616	1,162,738
Muenchener Rueckversicherungs AG(1)	3,937	657,408
SAP AG(1)	5,414	326,648

		10,359,869

Greece - 0.3%

Coca-Cola Hellenic Bottling Co. SA(1)	31,082	848,931
Public Power Corp. SA(1)	7,941	122,766

		971,697

Hong Kong - 0.9%

BOC Hong Kong Holdings, Ltd.(1)	17,500	54,476
Hang Lung Properties, Ltd.(1)	48,000	204,589
Hang Seng Bank, Ltd.(1)	2,900	46,401
Henderson Land Development Co., Ltd.(1)	32,000	203,365
Hong Kong & China Gas Co., Ltd.(1)	77,000	173,517
Hong Kong Exchanges and Clearing, Ltd.(1)	18,400	400,160
Link REIT(1)	11,000	34,070
New World Development, Ltd.(1)	31,000	56,150
Power Assets Holdings, Ltd.(1)	97,000	634,190
Sino Land Co., Ltd.(1)	42,000	76,840
Sun Hung Kai Properties, Ltd.(1)	15,000	242,364
Swire Pacific, Ltd., Class A(1)	26,000	364,604
Wharf Holdings, Ltd.(1)	44,000	289,304

		2,780,030

Ireland - 0.7%

Accenture PLC, Class A	27,927	1,437,682
CRH PLC(1)	19,942	461,207
James Hardie Industries SE(1)	8,316	56,443

		1,955,332

Israel - 0.3%

Bank Hapoalim BM†(1)	12,100	55,155
Bank Leumi Le-Israel BM(1)	7,400	34,252
Bezeq Israeli Telecommunication Corp., Ltd.(1)	5,600	15,241
Delek Group, Ltd.(1)	300	71,609
Discount Investment Corp.(1)	4,700	89,288
Israel Chemicals, Ltd.(1)	6,600	109,725
Israel Discount Bank, Ltd.†(1)	11,900	24,098
NICE Systems, Ltd.†(1)	800	27,660
Ormat Industries, Ltd.(1)	3,100	22,225
Teva Pharmaceutical Industries, Ltd.(1)	11,600	581,857

		1,031,110

Italy - 0.9%

A2A SpA(1)	567,477	908,241
Saipem SpA(1)	4,682	236,767
Snam Rete Gas SpA(1)	78,093	427,160
Telecom Italia SpA(1)	700,674	1,094,371

		2,666,539

Japan - 11.5%

Advantest Corp.(1)	3,200	66,637

Aeon Co., Ltd.(1)	31,900	402,577
Aisin Seiki Co., Ltd.(1)	5,100	194,863
Ajinomoto Co., Inc.(1)	23,000	264,624
Alfresa Holdings Corp.(1)	900	34,952
All Nippon Airways Co., Ltd.†(1)	16,000	57,826
Amada Co., Ltd.(1)	3,000	26,948
Asahi Glass Co., Ltd.(1)	29,000	405,040
Astellas Pharma, Inc.(1)	10,400	408,432
Casio Computer Co., Ltd.(1)	600	5,320
Central Japan Railway Co.(1)	52	465,629
Chugai Pharmaceutical Co., Ltd.(1)	2,300	44,248
Coca-Cola West Co., Ltd.(1)	9,200	170,084
Cosmo Oil Co., Ltd.(1)	41,000	148,803
Credit Saison Co., Ltd.(1)	2,600	51,028
Dai Nippon Printing Co., Ltd.(1)	21,000	283,645
Dai-ichi Life Insurance Co Ltd(1)	135	243,708
Daido Steel Co., Ltd.(1)	8,000	53,608
Daihatsu Motor Co., Ltd.(1)	30,000	473,932
Daiichi Sankyo Co., Ltd.(1)	11,600	248,946
Daito Trust Construction Co., Ltd.(1)	500	40,977
Daiwa House Industry Co., Ltd.(1)	6,000	77,340
Daiwa Securities Group, Inc.(1)	29,000	156,668
Dena Co., Ltd.(1)	950	36,677
Denso Corp.(1)	14,700	550,922
Dentsu, Inc.(1)	3,600	115,154
Dowa Holdings Co., Ltd.(1)	17,000	119,921
East Japan Railway Co.(1)	9,100	633,920
Eisai Co., Ltd.(1)	2,700	101,013
Elpida Memory, Inc.†(1)	2,000	30,124
FANUC Corp.(1)	3,100	482,535
Fast Retailing Co., Ltd.(1)	1,400	219,720
Fuji Electric Holdings Co., Ltd.(1)	18,000	60,992
FUJIFILM Holdings Corp.(1)	14,400	506,512
Furukawa Electric Co., Ltd.(1)	15,000	63,917
GS Yuasa Corp.(1)	10,000	72,259
Hankyu Hanshin Holdings, Inc.(1)	53,000	255,770
Hino Motors, Ltd.(1)	7,000	38,799
Hirose Electric Co., Ltd.(1)	200	22,931
Hitachi Chemical Co., Ltd.(1)	900	20,922
Hitachi Construction Machinery Co., Ltd.(1)	3,900	97,711
Hitachi Metals, Ltd.(1)	8,000	109,468
Honda Motor Co., Ltd.(1)	33,900	1,478,080
Ibiden Co., Ltd.(1)	2,600	89,932
Idemitsu Kosan Co., Ltd.(1)	1,300	153,867
Inpex Corp.(1)	28	196,893
Isetan Mitsukoshi Holdings, Ltd.(1)	1,300	15,733
Isuzu Motors, Ltd.(1)	85,000	383,024
Ito En, Ltd.(1)	7,200	127,762
Japan Prime Realty Investment Corp.(1)	4	11,147
Japan Real Estate Investment Corp.(1)	2	20,599
JGC Corp.(1)	10,000	226,833
JS Group Corp.(1)	9,600	233,829
JSR Corp.(1)	4,000	85,916
JTEKT Corp.(1)	6,700	98,900
Jupiter Telecommunications Co., Ltd.(1)	93	100,114
Kao Corp.(1)	13,900	374,798
KDDI Corp.(1)	39	253,170
Keyence Corp.(1)	1,100	300,025
Kinden Corp.(1)	4,000	36,281
Kintetsu Corp.(1)	32,000	101,155
Koito Manufacturing Co., Ltd.(1)	1,000	18,046
Konica Minolta Holdings, Inc.(1)	82,000	755,209
Kubota Corp.(1)	39,000	401,951
Kuraray Co., Ltd.(1)	3,500	49,493
Kurita Water Industries, Ltd.(1)	3,000	85,217
Kyocera Corp.(1)	4,800	499,620
Mabuchi Motor Co., Ltd.(1)	500	25,043
Makita Corp.(1)	2,400	101,506
Maruichi Steel Tube, Ltd.(1)	2,900	67,198
Mazda Motor Corp.(1)	106,000	273,360
Medipal Holdings Corp.(1)	3,200	30,433
MEIJI Holdings Co., Ltd.(1)	2,000	94,160
Mitsubishi Chemical Holdings Corp.(1)	28,000	205,065
Mitsubishi Estate Co., Ltd.(1)	26,000	532,314
Mitsubishi Logistics Corp.(1)	1,000	13,310
Mitsubishi Materials Corp.†(1)	55,000	213,273
Mitsubishi Motors Corp.†(1)	253,000	359,943
Mitsubishi UFJ Financial Group, Inc.(1)	204,800	1,138,435
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	580	25,787
Mitsui Fudosan Co., Ltd.(1)	22,000	468,363
Mitsui Mining & Smelting Co., Ltd.(1)	49,000	194,545
Mitsui O.S.K. Lines, Ltd.(1)	35,000	232,390
Mitsumi Electric Co., Ltd.(1)	1,400	23,255
Mizuho Financial Group, Inc.(1)	207,100	426,995
MS&AD Insurance Group Holdings(1)	10,200	268,752
Murata Manufacturing Co., Ltd.(1)	5,200	387,991
NGK Insulators, Ltd.(1)	8,000	146,038
NHK Spring Co., Ltd.(1)	3,000	35,184
Nidec Corp.(1)	2,500	232,940
Nikon Corp.(1)	7,000	164,698
Nippon Building Fund, Inc.(1)	4	41,972
Nippon Electric Glass Co., Ltd.(1)	8,000	133,796
Nippon Express Co., Ltd.(1)	1,000	4,317
Nippon Meat Packers, Inc.(1)	3,000	42,088
Nippon Sheet Glass Co., Ltd.(1)	27,000	77,592
Nippon Telegraph & Telephone Corp.(1)	13,100	640,767
Nippon Yusen K.K.(1)	47,000	207,469
Nisshin Seifun Group, Inc.(1)	3,000	39,499
Nisshin Steel Co., Ltd.(1)	28,000	62,945
Nissin Foods Holdings Co., Ltd.(1)	2,300	82,556
Nitori Holdings Co., Ltd.(1)	450	39,848
Nitto Denko Corp.(1)	3,400	205,521
NKSJ Holdings, Inc.†(1)	12,000	90,823
NOK Corp.(1)	900	17,893
Nomura Holdings, Inc.(1)	72,700	462,728
Nomura Real Estate Office Fund, Inc.(1)	2	13,583
Nomura Research Institute, Ltd.(1)	2,200	51,627
NSK, Ltd.(1)	15,000	143,368
NTN Corp.(1)	13,000	69,945
NTT Data Corp.(1)	54	192,516

NTT DoCoMo, Inc.(1)	336	631,429
Obayashi Corp.(1)	14,000	62,807
Odakyu Electric Railway Co., Ltd.(1)	15,000	139,757
Olympus Corp.(1)	3,300	96,755
Omron Corp.(1)	1,500	41,734
Oracle Corp.(1)	2,400	113,305
Oriental Land Co., Ltd.(1)	1,900	190,186
ORIX Corp.(1)	1,410	158,406
Osaka Gas Co., Ltd.(1)	44,000	167,379
Panasonic Corp.(1)	43,100	582,121
Panasonic Electric Works Co., Ltd.(1)	24,000	298,353
Rakuten, Inc.(1)	207	184,235
Resona Holdings, Inc.(1)	2,600	14,202
Rinnai Corp.(1)	200	12,270
Rohm Co., Ltd.(1)	2,500	176,615
Secom Co., Ltd.(1)	6,600	332,984
Sekisui Chemical Co., Ltd.(1)	4,000	31,557
Sekisui House, Ltd.(1)	8,000	82,871
Sharp Corp.(1)	28,000	304,322
Shimamura Co., Ltd.(1)	100	9,673
Shimano, Inc.(1)	200	9,955
Shimizu Corp.(1)	34,000	145,902
Shin-Etsu Chemical Co., Ltd.(1)	8,500	489,794
Shinsei Bank, Ltd.†(1)	10,000	12,787
Shionogi & Co., Ltd.(1)	1,900	36,075
Shiseido Co., Ltd.(1)	7,300	148,709
Shizuoka Bank Ltd(1)	2,000	18,848
Showa Shell Sekiyu K.K.(1)	10,900	98,807
SMC Corp.(1)	3,000	513,625
Softbank Corp.(1)	10,400	428,054
Sony Financial Holdings, Inc.(1)	4	17,039
Square Enix Holdings Co., Ltd.(1)	2,300	42,823
Stanley Electric Co., Ltd.(1)	1,900	34,967
Sumco Corp.†(1)	1,800	32,915
Sumitomo Chemical Co., Ltd.(1)	36,000	194,369
Sumitomo Electric Industries, Ltd.(1)	13,100	192,249
Sumitomo Metal Industries, Ltd.(1)	119,000	302,254
Sumitomo Mitsui Financial Group, Inc.(1)	17,900	677,532
Sumitomo Realty & Development Co., Ltd.(1)	7,000	188,165
Sumitomo Rubber Industries, Ltd.(1)	3,700	40,171
Sumitomo Trust & Banking Co Ltd(1)	14,000	89,140
Suzuken Co., Ltd.(1)	300	8,569
Sysmex Corp.(1)	200	12,980
T&D Holdings, Inc.(1)	2,750	79,963
Taisei Corp.(1)	32,000	75,715
Taiyo Nippon Sanso Corp.(1)	2,000	17,883
Takeda Pharmaceutical Co., Ltd.(1)	15,800	786,204
TDK Corp.(1)	1,900	128,158
Terumo Corp.(1)	3,500	191,975
THK Co., Ltd.(1)	1,300	34,402
Tobu Railway Co., Ltd.(1)	1,000	4,876
Tokyo Electron, Ltd.(1)	4,600	301,951
Tokyo Gas Co., Ltd.(1)	74,000	330,533
Tokyo Steel Manufacturing Co., Ltd.(1)	3,500	39,058
Tokyo Tatemono Co., Ltd.(1)	6,000	28,283
Tokyu Corp.(1)	12,000	55,679
Tokyu Land Corp.(1)	5,000	28,716
TonenGeneral Sekiyu K.K.(1)	15,000	176,871
Toppan Printing Co., Ltd.(1)	2,000	18,376
Toray Industries, Inc.(1)	34,000	257,976
TOTO, Ltd.(1)	2,000	16,733
Toyo Seikan Kaisha, Ltd.(1)	1,800	33,131
Toyoda Gosei Co., Ltd.(1)	1,300	30,562
Toyota Boshoku Corp.(1)	1,600	26,662
Toyota Industries Corp.(1)	8,000	276,843
Trend Micro, Inc.(1)	2,200	68,395
Ube Industries, Ltd.(1)	7,000	22,685
Unicharm Corp.(1)	3,300	127,786
UNY Co., Ltd.(1)	4,600	45,919
Ushio, Inc.(1)	4,800	98,812
USS Co., Ltd.(1)	1,720	139,246
West Japan Railway Co.(1)	50	207,362
Yahoo! Japan Corp.(1)	395	148,860
Yakult Honsha Co., Ltd.(1)	3,600	101,730
Yamada Denki Co., Ltd.(1)	1,860	142,001
Yamaha Motor Co., Ltd.†(1)	12,400	219,900
Yamato Holdings Co., Ltd.(1)	9,200	147,903
Yamato Kogyo Co., Ltd.(1)	4,100	135,257
Yaskawa Electric Corp.(1)	3,000	35,232

		34,192,855

Jersey - 0.7%

Experian PLC(1)	38,485	487,925
Petrofac, Ltd.(1)	34,535	781,923
Shire PLC(1)	23,174	656,130

		1,925,978

Luxembourg - 0.3%

Millicom International Cellular SA SDR(1)	8,712	763,892

Netherlands - 0.7%

ASML Holding NV(1)	23,882	1,036,017
CNH Global NV†	19,051	923,021

		1,959,038

Netherlands Antilles - 1.0%

Schlumberger, Ltd.	31,313	2,925,261

New Zealand - 0.0%

Contact Energy, Ltd.†(1)	14,042	65,135

Norway - 0.9%

Orkla ASA(1)	61,855	564,135
Statoil ASA(1)	48,100	1,267,636
Telenor ASA(1)	43,324	720,065

		2,551,836

Portugal - 0.4%

EDP-Energias de Portugal SA(1)	89,161	338,044
Galp Energia SGPS SA(1)	42,807	890,347

		1,228,391

Spain - 1.6%

Abertis Infraestructuras SA(1)	46,360	931,413
ACS Actividades de Construccion y Servicios SA(1)	20,202	926,772

Banco Bilbao Vizcaya Argentaria SA(1)	105,800	1,307,152
Ferrovial SA(1)	36,255	436,038
Repsol YPF SA(1)	35,747	1,199,121

		4,800,496

Sweden - 0.8%

Atlas Copco AB, Class B(1)	43,959	998,277
Nordea Bank AB(1)	109,825	1,249,076

		2,247,353

Switzerland - 3.3%

Cie Financiere Richemont SA, Class A(1)	20,693	1,186,458
Credit Suisse Group AG(1)	31,009	1,433,627
Holcim, Ltd.(1)	14,373	1,057,417
Lindt & Spruengli AG (Participation Certificate)(1)	335	930,907
Novartis AG(1)	39,359	2,210,373
Roche Holding AG(1)	2,596	391,417
Swisscom AG(1)	2,115	934,443
Syngenta AG(1)	230	77,301
UBS AG†(1)	74,041	1,471,312

		9,693,255

United Kingdom - 8.4%

Anglo American PLC(1)	30,452	1,649,393
Antofagasta PLC(1)	37,939	867,226
Associated British Foods PLC(1)	54,342	853,664
AstraZeneca PLC(1)	34,027	1,659,143
Aviva PLC(1)	150,985	1,148,852
BG Group PLC(1)	74,874	1,826,697
BHP Billiton PLC(1)	45,370	1,797,499
British Sky Broadcasting Group PLC(1)	81,091	1,037,379
BT Group PLC(1)	377,971	1,126,664
Bunzl PLC(1)	45,126	557,395
Carnival PLC(1)	18,425	824,745
Essar Energy PLC†(1)	104,749	882,225
Fresnillo PLC(1)	37,562	977,448
GlaxoSmithKline PLC(1)	103,735	1,994,138
HSBC Holdings PLC(1)	275,176	3,028,597
International Power PLC(1)	144,154	783,324
Legal & General Group PLC(1)	509,617	983,932
Marks & Spencer Group PLC(1)	124,495	700,930
Old Mutual PLC(1)	229,405	490,231
Reckitt Benckiser Group PLC(1)	10,684	550,620
Rexam PLC(1)	140,411	834,198
Royal Bank of Scotland Group PLC†(1)	175,174	128,920
Scottish & Southern Energy PLC(1)	5,550	111,772
United Utilities Group PLC(1)	11,451	110,311

		24,925,303

United States - 42.1%

Abbott Laboratories	48,281	2,322,316
Aflac, Inc.	26,820	1,578,625
Allergan, Inc.	22,076	1,637,377
American Express Co.	42,085	1,833,643
AmerisourceBergen Corp.	3,731	141,442
Amgen, Inc.†	36,976	1,897,978
Apache Corp.	16,143	2,011,741
Apple, Inc.†	14,080	4,973,197
Applied Materials, Inc.	107,072	1,759,193
Bank of America Corp.	203,215	2,903,942
Bed Bath & Beyond, Inc.†	6,653	320,342
Biogen Idec, Inc.†	5,068	346,651
Bristol-Myers Squibb Co.#	75,529	1,949,404
Capital One Financial Corp.	32,563	1,620,661
Caterpillar, Inc.	20,959	2,157,310
CenterPoint Energy, Inc.	26,152	414,771
Chubb Corp.	27,608	1,675,253
Cisco Systems, Inc.†	117,992	2,189,932
Citigroup, Inc.†	466,019	2,180,969
Coca-Cola Co.	47,356	3,026,996
Colgate-Palmolive Co.	23,175	1,819,701
ConAgra Foods, Inc.	52,639	1,219,119
Cummins, Inc.	3,371	340,876
CVS Caremark Corp.	58,231	1,925,117
Danaher Corp.	33,662	1,703,297
Devon Energy Corp.	21,424	1,959,011
Ecolab, Inc.	26,581	1,292,900
EMC Corp.†#	75,463	2,053,348
Endo Pharmaceuticals Holdings, Inc.†	10,456	371,397
Express Scripts, Inc.†	12,402	697,240
Forest Laboratories, Inc.†	20,046	649,490
General Mills, Inc.	46,140	1,713,640
Gilead Sciences, Inc.†	17,430	679,421
Google, Inc., Class A†	3,952	2,424,157
H.J. Heinz Co.#	28,942	1,453,467
HCP, Inc.	22,414	851,732
Hershey Co.#	16,195	847,322
Hess Corp.	21,086	1,835,115
Hewlett-Packard Co.	54,960	2,397,905
International Business Machines Corp.	22,213	3,595,840
Joy Global, Inc.	12,687	1,235,460
JPMorgan Chase & Co.	73,856	3,448,337
Kimberly-Clark Corp.	25,941	1,709,512
McDonald’s Corp.	30,297	2,292,877
Medtronic, Inc.	12,009	479,399
MetLife, Inc.	18,715	886,342
Microsoft Corp.	134,159	3,565,946
Murphy Oil Corp.	20,834	1,531,924
National Oilwell Varco, Inc.	19,305	1,536,099
NetApp, Inc.†#	6,255	323,133
News Corp., Class A	107,340	1,864,496
NIKE, Inc., Class B	20,877	1,858,679
Norfolk Southern Corp.	26,363	1,728,886
NSTAR	14,379	649,212
PACCAR, Inc.#	31,324	1,570,272
Pepco Holdings, Inc.#	76,204	1,427,301
Pioneer Natural Resources Co.	2,638	269,973
Pitney Bowes, Inc.#	12,913	325,149
PNC Financial Services Group, Inc.	6,924	427,211
Principal Financial Group, Inc.	11,162	382,410
Progressive Corp.	78,539	1,635,967
Prudential Financial, Inc.	27,973	1,841,463
QUALCOMM, Inc.	35,809	2,133,500

Qwest Communications International, Inc.	205,060	1,398,509
Safeway, Inc.#	28,357	618,750
Sara Lee Corp.	42,694	730,921
Sherwin-Williams Co.	3,417	280,604
Southern Copper Corp.	29,281	1,239,172
Southwest Airlines Co.	52,624	622,542
Stryker Corp.	12,519	791,952
Sysco Corp.	26,822	745,383
Target Corp.	33,425	1,756,484
Time Warner Cable, Inc.	24,069	1,737,300
Time Warner, Inc.	51,351	1,961,608
TJX Cos., Inc.	26,604	1,326,741
Travelers Cos., Inc.	29,077	1,742,585
UnitedHealth Group, Inc.	46,336	1,972,987
Viacom, Inc., Class B	38,394	1,714,676
Visa, Inc., Class A	6,597	481,911
Vornado Realty Trust	6,510	607,578
Walt Disney Co.	53,605	2,344,683
Whiting Petroleum Corp.†	7,418	484,692
Williams Cos., Inc.	59,602	1,809,517
Xerox Corp.	54,954	590,756

		124,854,737

Total Common Stock
(cost $258,004,297)		285,871,650

PREFERRED STOCK - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG(1)
(cost $647,401)	16,421	884,803

WARRANTS - 0.0%
Hong Kong - 0.0%

Henderson Land Development Co., Ltd.
Expires 06/01/11†
(strike price 58.00 HKD) (cost $0)	10,200	734

RIGHTS - 0.0%
Hong Kong - 0.0%

Wharf Holdings, Ltd.
Expires 03/11/11†
(strike price 36.50 HKD) (cost $0)	4,400	8,220

Total Long-Term Investment Securities
(cost $258,651,698)		286,765,407

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Collective Investment Pool - 1.5%

Securities Lending Quality Trust(2)	4,499,590	4,484,405

U.S. Government Treasuries - 0.3%

United States Treasury Bills
0.09% due 03/10/11@	$500,000	499,989
0.10% due 03/10/11@	200,000	199,993
0.15% due 03/10/11@	160,000	159,996

		859,978

Total Short-Term Investment Securities
(cost $5,359,568)		5,344,383

REPURCHASE AGREEMENT - 2.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $8,125,002 and collateralized by $8,360,000 of United States Treasury Bonds, bearing interest at 4.50%, due 08/15/39 and having an approximate value of $8,370,450

(cost $8,125,000)	8,125,000	8,125,000

TOTAL INVESTMENTS -
(cost $272,136,266) (5)	101.3%	300,234,790
Liabilities in excess of other assets	(1.3)	(3,788,960)

NET ASSETS -	100.0%	$296,445,830

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $137,398,825 representing 46.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	Fair Valued security. Securities are classified as Level 3 based on securities valuation inputs. See Note 1.
(4)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $0 representing 0.0% of net asset.
(5)	See Note 5 for cost of investments on a tax basis.

PPS	- Price Protected Shares
SDR	- Swedish Depository Receipt

Currency Legend

HKD	- Hong Kong Dollar

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2011	Unrealized Appreciation (Depreciation)
140	Long	S&P 500 E-Mini Index	March 2011	$8,840,050	$9,282,700	$442,650

Industry Allocation*

Diversified Banking Institutions	6.8%
Medical-Drugs	5.9
Banks-Commercial	5.1
Oil Companies-Integrated	4.2
Multimedia	3.3
Oil Companies-Exploration & Production	2.9
Food-Misc.	2.8
Repurchase Agreements	2.8
Insurance-Life/Health	2.6
Computers	2.6
Telephone-Integrated	2.5
Diversified Minerals	2.1
Insurance-Property/Casualty	2.0
Auto-Cars/Light Trucks	2.0
Electric-Integrated	1.9
Computer Services	1.7
Cosmetics & Toiletries	1.5
Machinery-Construction & Mining	1.5
Collective Investment Pool	1.5
Beverages-Non-alcoholic	1.4
Oil-Field Services	1.4
Transport-Rail	1.4
Insurance-Multi-line	1.2
Applications Software	1.2
Chemicals-Diversified	1.2
Semiconductor Equipment	1.1
Medical-Biomedical/Gene	1.0
Retail-Major Department Stores	0.9
Cable/Satellite TV	0.9
Web Portals/ISP	0.9
Retail-Drug Store	0.9
Computers-Memory Devices	0.8
Metal-Copper	0.8
Retail-Restaurants	0.8
Gold Mining	0.8
Real Estate Investment Trusts	0.7
Networking Products	0.7
Food-Retail	0.7
Wireless Equipment	0.7
Building-Heavy Construction	0.7
Medical-HMO	0.7
Real Estate Operations & Development	0.7
Medical Products	0.7
Banks-Super Regional	0.6
Finance-Credit Card	0.6
Athletic Footwear	0.6
Pipelines	0.6
Retail-Discount	0.6
Food-Confectionery	0.6
Diversified Manufacturing Operations	0.6
Consumer Products-Misc.	0.6
Building Products-Cement	0.6
Cellular Telecom	0.6
Photo Equipment & Supplies	0.6
Auto-Heavy Duty Trucks	0.5
Auto/Truck Parts & Equipment-Original	0.5
Oil Field Machinery & Equipment	0.5
Chemicals-Specialty	0.5
Gas-Distribution	0.5
Electronic Components-Misc.	0.5
Machinery-Farming	0.4
Agricultural Chemicals	0.4
Electric Products-Misc.	0.4
Silver Mining	0.4
Retail-Jewelry	0.4
Industrial Gases	0.4
Commercial Services-Finance	0.4
Finance-Investment Banker/Broker	0.4
Public Thoroughfares	0.3
Retail-Misc./Diversified	0.3
Office Automation & Equipment	0.3
Audio/Video Products	0.3
Containers-Metal/Glass	0.3
U.S. Government Treasuries	0.3
Telecom Services	0.3
Cruise Lines	0.3
Electronic Components-Semiconductors	0.3
Food-Wholesale/Distribution	0.3
Building & Construction-Misc.	0.3
Diversified Operations/Commercial Services	0.3
Steel-Producers	0.3
Diversified Operations	0.2
Power Converter/Supply Equipment	0.2
Airlines	0.2
Pharmacy Services	0.2
Insurance-Reinsurance	0.2
Medical-Generic Drugs	0.2
Investment Companies	0.2
Machinery-Electrical	0.2
Real Estate Management/Services	0.2
Soap & Cleaning Preparation	0.2
Building & Construction Products-Misc.	0.2
Medical Instruments	0.2
Industrial Automated/Robotic	0.2
Semiconductor Components-Integrated Circuits	0.2
Transport-Marine	0.2
Oil Refining & Marketing	0.2
Mining	0.1
Enterprise Software/Service	0.1
Building Products-Doors & Windows	0.1
Gas-Transportation	0.1
Finance-Other Services	0.1
Dialysis Centers	0.1
Electronic Measurement Instruments	0.1
Engines-Internal Combustion	0.1
Security Services	0.1
Distribution/Wholesale	0.1
Retail-Bedding	0.1
Metal Processors & Fabrication	0.1
Electric-Distribution	0.1
Textile-Products	0.1
Retail-Apparel/Shoe	0.1
Printing-Commercial	0.1
Coatings/Paint	0.1
Engineering/R&D Services	0.1
Metal-Diversified	0.1
E-Commerce/Services	0.1
Recreational Vehicles	0.1
Medical-Wholesale Drug Distribution	0.1
Non-Ferrous Metals	0.1
Containers-Paper/Plastic	0.1
Computers-Integrated Systems	0.1
Resorts/Theme Parks	0.1
Finance-Leasing Companies	0.1
Metal-Iron	0.1
Diversified Financial Services	0.1
Transport-Truck	0.1
Retail-Consumer Electronics	0.1
Retail-Convenience Store	0.1
Retail-Automobile	0.1
Metal-Aluminum	0.1

101.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$18,772,211	$—		$—	$18,772,211
France	—	16,945,913		—	16,945,913
Japan	—	34,192,855	#	—	34,192,855
United Kingdom	—	24,925,303	#	—	24,925,303
United States	124,854,737	—		—	124,854,737
Other Countries*	5,730,680	60,449,951	#	0	66,180,631
Preferred Stock	—	884,803	#	—	884,803
Warrants	734	—		—	734
Rights	8,220	—		—	8,220
Short Term Investment Securities:
Collective Investment Pool	—	4,484,405		—	4,484,405
U.S. Government Treasuries	—	859,978		—	859,978
Repurchase Agreement	—	8,125,000		—	8,125,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	442,650	—		—	442,650

Total	$149,809,232	$150,868,208		$0	$300,677,440

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $137,398,825 representing 46.3% of net assets. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	—
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock
$—

See	Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount(5)	Value (Note 1)
COMMON STOCK - 56.3%
Austria - 0.3%

Telekom Austria AG(1)	120,080	$1,715,709

Bermuda - 0.3%

PartnerRe, Ltd.	22,670	1,797,731

Canada - 0.5%

Talisman Energy, Inc.	107,200	2,660,277

China - 0.7%

China Telecom Corp., Ltd.(1)	6,276,000	3,712,252

France - 4.5%

Alstom SA(1)	33,920	2,021,555
AXA SA(1)	185,245	3,894,468
Compagnie Generale des Etablissements Michelin, Class B(1)	26,440	2,154,268
France Telecom SA ADR#	169,382	3,761,974
GDF Suez(1)	26,730	1,083,263
Ipsen SA(1)	4,770	162,537
Sanofi-Aventis SA(1)	57,002	3,934,938
Total SA(1)	73,870	4,532,310
Vivendi SA(1)	82,874	2,362,033

		23,907,346

Germany - 4.5%

Bayerische Motoren Werke AG(1)	31,095	2,521,867
Deutsche Post AG (1)	108,907	1,997,278
E.ON AG(1)	70,267	2,306,644
Merck KGaA(1)	21,120	1,909,982
Muenchener Rueckversicherungs AG(1)	24,120	4,027,607
Rhoen-Klinikum AG(1)	62,626	1,378,285
SAP AG ADR#	76,930	4,646,572
Siemens AG ADR	35,540	4,777,998

		23,566,233

Hong Kong - 0.3%

Cheung Kong Holdings, Ltd.(1)	106,324	1,662,028

Ireland - 1.2%

Accenture PLC, Class A	46,150	2,375,802
Covidien PLC	27,951	1,438,079
CRH PLC(1)	105,621	2,438,932

		6,252,813

Israel - 0.3%

Check Point Software Technologies, Ltd.†#	30,199	1,505,118

Italy - 0.7%

ENI SpA(1)	81,430	1,987,138
Intesa Sanpaolo SpA(1)	444,102	1,499,181

		3,486,319

Japan - 3.2%

ITOCHU Corp.(1)	360,700	3,746,518
Konica Minolta Holdings, Inc.#(1)	240,500	2,214,973
Mitsubishi UFJ Financial Group, Inc.(1)	128,300	713,189
Nintendo Co., Ltd.(1)	9,424	2,767,239
Nissan Motor Co., Ltd.#(1)	76,100	780,473
NKSJ Holdings, Inc.†#(1)	307,000	2,323,552
Toyota Motor Co. ADR	32,380	3,021,054
Trend Micro, Inc.#(1)	46,300	1,439,397

		17,006,395

Jersey - 0.3%

Wolseley PLC†(1)	51,273	1,784,220

Netherlands - 2.3%

Akzo Nobel NV(1)	50,370	3,421,574
ING Groep NV†(1)	319,941	4,012,222
Koninklijke Philips Electronics NV(1)	78,166	2,551,166
Reed Elsevier NV(1)	172,373	2,275,872

		12,260,834

Norway - 1.5%

Statoil ASA(1)	160,440	4,228,263
Telenor ASA(1)	234,892	3,904,015

		8,132,278

Russia - 0.3%

Gazprom OAO ADR (OTC US)	52,800	1,548,096

Singapore - 1.6%

DBS Group Holdings, Ltd.(1)	364,095	4,069,535
Singapore Telecommunications, Ltd.(1)	1,667,000	3,904,777
Singapore Telecommunications, Ltd.-10(1)	176,000	408,789

		8,383,101

South Africa - 0.3%

Sasol, Ltd. ADR#	32,160	1,764,619

South Korea - 1.6%

KB Financial Group, Inc. ADR†	43,750	2,132,813
Samsung Electronics Co., Ltd.(1)	7,457	6,128,967

		8,261,780

Spain - 0.9%

Telefonica SA ADR	188,349	4,816,084

Switzerland - 3.4%

ACE, Ltd.	63,727	4,030,733
Adecco SA(1)	22,560	1,518,441
Basilea Pharmaceutica AG†(1)	2,260	170,700
Lonza Group AG(1)	16,960	1,436,838
Novartis AG(1)	30,850	1,732,514
Roche Holding AG(1)	21,180	3,193,458
Swiss Reinsurance Co., Ltd.(1)	58,350	3,575,865
Tyco International, Ltd.	56,291	2,552,234

		18,210,783

Taiwan - 0.6%

Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,299,914	3,107,671

Turkey - 0.2%

Turkcell Iletisim Hizmet AS ADR	72,090	1,014,306

United Kingdom - 8.1%

Aviva PLC(1)	589,370	4,484,544
BAE Systems PLC(1)	454,309	2,432,131
BP PLC(1)	384,945	3,102,131
G4S PLC(1)	629,653	2,705,919
GlaxoSmithKline PLC(1)	162,696	3,127,569
HSBC Holdings PLC(1)	189,053	2,208,861
Kingfisher PLC(1)	316,000	1,306,163

Marks & Spencer Group PLC(1)		357,420	2,012,340
Pearson PLC(1)		130,949	2,238,386
Rexam PLC(1)		565,810	3,361,544
Royal Dutch Shell PLC, Class B(1)		108,186	3,865,844
Tesco PLC(1)		531,330	3,494,443
Unilever PLC(1)		112,055	3,324,972
Vodafone Group PLC ADR		180,767	5,173,551

			42,838,398

United States - 18.7%

Amgen, Inc.†		73,210	3,757,869
AON Corp.		41,670	2,193,509
Baker Hughes, Inc.		28,200	2,003,610
Bank of New York Mellon Corp.		125,540	3,815,161
Biogen Idec, Inc.†		11,130	761,292
Brocade Communications Systems, Inc.†		115,980	738,793
Chesapeake Energy Corp.		130,890	4,660,993
Chevron Corp.		34,110	3,538,913
Cisco Systems, Inc.†		156,810	2,910,394
Comcast Corp., Special Class A		212,835	5,176,147
CVS Caremark Corp.		121,410	4,013,815
General Electric Co.		121,150	2,534,458
Halliburton Co.		4,700	220,618
Home Depot, Inc.		51,890	1,944,318
Isis Pharmaceuticals, Inc.†#		44,540	406,205
JPMorgan Chase & Co.		68,660	3,205,735
Merck & Co., Inc.		111,110	3,618,853
Microsoft Corp.		159,614	4,242,540
News Corp., Class A		177,477	3,082,775
Onyx Pharmaceuticals, Inc.†#		18,710	659,340
Oracle Corp.		70,850	2,330,965
Pfizer, Inc.		247,019	4,752,646
PG&E Corp.		71,640	3,299,738
Progressive Corp.		140,680	2,930,364
Quest Diagnostics, Inc.		55,990	3,177,433
Regeneron Pharmaceuticals, Inc.†#		22,740	824,780
SAIC, Inc.†		147,170	2,404,758
Sprint Nextel Corp.†#		293,400	1,282,158
Symantec Corp.†		171,920	3,099,718
Target Corp.		50,313	2,643,948
Time Warner Cable, Inc.		61,908	4,468,519
Time Warner, Inc.		71,812	2,743,218
United Parcel Service, Inc., Class B		39,100	2,885,580
Viacom, Inc., Class B		70,850	3,164,161
Walt Disney Co.		38,760	1,695,362
Watson Pharmaceuticals, Inc.†		73,690	4,125,903

			99,314,589

Total Common Stock
(cost $280,169,322)			298,708,980

PREFERRED STOCK - 1.5%
Brazil - 1.5%

Petroleo Brasileiro SA ADR		99,680	3,505,746
Vale SA ADR		138,280	4,144,251

Total Preferred Stock
(cost $4,700,289)			7,649,997

FOREIGN CORPORATE BONDS & NOTES - 0.2%

Venezuela - 0.2%

Petroleos de Venezuela SA Senior Notes zero coupon due 07/10/11# (cost $1,104,768)		1,160,000	1,128,100

FOREIGN GOVERNMENT AGENCIES - 34.8%

Argentina - 0.5%

Republic of Argentina FRS Senior Bonds 0.47% due 08/03/12		11,593,000	2,776,524

Australia - 2.8%

New South Wales Treasury Corp. Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	2,604,542
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,583,510
Queensland Treasury Corp. Local Government Guar. 6.00% due 06/14/11	AUD	2,040,000	2,083,547
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,640,527
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17	AUD	1,050,000	1,085,168
Western Australia Treasury Corp. Local Government Guar. 5.50% due 07/17/12	AUD	3,495,000	3,578,431

			14,575,725

Brazil - 2.8%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	3,145,087
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	5,985,357
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,193,722
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,691,711
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,870,932

			14,886,809

Hungary - 1.0%

Republic of Hungary Bonds 3.50% due 07/18/16	EUR	135,000	167,198

Republic of Hungary Bonds 3.88% due 02/24/20	EUR	495,000	573,783
Republic of Hungary Bonds 4.38% due 07/04/17	EUR	685,000	867,281
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	2,165,000	2,920,371
Republic of Hungary Senior Notes 6.25% due 01/29/20#		910,000	933,403

			5,462,036

Indonesia - 3.3%

Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,353,600
Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	119,375
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*		100,000	129,000
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	322,991
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	888,486
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	715,908
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	157,367
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	191,359
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,964,815
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	2,838,660
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,120,000	1,617,000
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,294,385
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,229,201
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	553,714

			17,375,861

Lithuania - 0.7%

Republic of Lithuania Bonds 7.38% due 02/11/20*		3,560,000	3,898,802

Malaysia - 0.7%

Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	2,292,463
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	295,762
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	3,115,000	1,033,181

			3,621,406

Mexico - 4.4%

United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,622,830
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,828,444
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,598,661
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	404,569
United Mexican States Bonds 9.00% due 06/20/13	MXN	19,040,000	1,689,442
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	10,768,992
United Mexican States Bonds 10.00% due 11/20/36	MXN	12,280,000	1,188,783

			23,101,721

Norway - 0.6%

Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,878,517
Kingdom of Norway Bonds 6.50% due 05/15/13#	NOK	2,050,000	395,891

			3,274,408

Poland - 3.6%

Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	2,154,793
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,030,000	8,730,084
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,891,843

Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	527,803
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	3,092,238
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	2,913,432

			19,310,193

Qatar - 0.3%

State of Qatar Senior Notes 6.55% due 04/09/19*		1,630,000	1,819,488

Russia - 1.5%

Russian Federation Bonds 7.50% due 03/31/30*(2)		6,780,520	7,838,281

South Africa - 1.0%

Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	387,645
Republic of South Africa Bonds 5.25% due 05/16/13	EUR	500,000	719,830
Republic of South Africa Senior Notes 5.88% due 05/30/22		700,000	741,160
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	133,200
Republic of South Africa Bonds 6.88% due 05/27/19		2,910,000	3,353,775

			5,335,610

South Korea - 6.4%

KDICB Redemption Fund Bonds 5.28% due 02/15/13	KRW	1,104,000,000	988,118
Republic of South Korea Bonds 3.75% due 06/10/13	KRW	4,888,000,000	4,368,516
Republic of South Korea Bonds 4.00% due 06/10/12	KRW	7,323,970,000	6,526,798
Republic of South Korea Bonds 4.25% due 12/10/12	KRW	1,852,400,000	1,657,608
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	9,333,650,000	8,357,754
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	73,044

Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	6,130,259
Republic of South Korea Bonds 5.25% due 03/10/13	KRW	622,970,000	568,186
Republic of South Korea Bonds 5.50% due 06/10/11	KRW	2,476,640,000	2,208,461
Republic of South Korea Bonds 7.13% due 04/16/19		2,470,000	2,922,615

			33,801,359

SupraNational - 0.6%

Corporacion Andina de Fomento Notes 8.13% due 06/04/19		1,340,000	1,607,712
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,548,827

			3,156,539

Sweden - 2.9%

Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	68,205,000	10,778,449
Kingdom of Sweden Bonds 5.50% due 10/08/12#	SEK	27,480,000	4,559,608

			15,338,057

Ukraine - 0.2%

Ukraine Government Bonds 7.95% due 02/23/21*		770,000	771,286

United Arab Emirates - 0.3%

Emirate of Abu Dhabi Notes 6.75% due 04/08/19*		1,600,000	1,830,976

United Kingdom - 0.6%

United Kingdom Gilt Treasury Bonds 3.25% due 12/07/11	GBP	1,116,000	1,849,692
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	440,000	745,256
United Kingdom Gilt Treasury Bonds 9.00% due 07/12/11	GBP	440,000	737,595

			3,332,543

Venezuela - 0.3%

Republic of Venezuela Notes 10.75% due 09/19/13#		1,415,000	1,397,313

Vietnam - 0.3%
Republic of Vietnam Bonds 6.75% due 01/29/20*		1,695,000	1,677,490

Total Foreign Government Agencies
(cost $161,664,685)			184,582,427

MUNICIPAL BONDS & NOTES - 1.0%
United States - 1.0%

Bay Area Toll Authority California Revenue Bonds Series S-1 6.79% due 04/01/30		1,000,000	1,025,300
California State General Obligation 6.00% due 04/01/38		3,140,000	3,220,541
California State General Obligation Bonds 7.63% due 03/01/40		685,000	744,944
Los Angeles California Community College District General Obligation Series D 6.68% due 08/01/36		185,000	181,256
Los Angeles Unified School District General Obligation Series KRY 5.25% due 07/01/26		225,000	229,977

Total Municipal Bonds & Notes
(cost $5,328,875)			5,402,018

Total Long-Term Investment Securities
(cost $452,967,939)			497,471,522

SHORT-TERM INVESTMENT SECURITIES - 8.4%
Collective Investment Pool - 3.3%

Securities Lending Quality Trust(3)(4) (cost $17,716,377)		17,716,377	17,677,427

Foreign Government Treasuries - 2.8%

Egypt Treasury Bills:
9.58% due 08/09/11	EGP	125,000	20,177
10.03% due 03/22/11	EGP	250,000	42,179
10.25% due 06/07/11	EGP	125,000	20,589
10.33% due 11/08/11	EGP	725,000	113,654
10.34% due 08/09/11	EGP	450,000	72,637
10.37% due 06/07/11	EGP	450,000	74,119
10.42% due 07/12/11	EGP	450,000	73,294
10.44% due 03/08/11	EGP	200,000	33,888
10.46% due 12/06/11	EGP	800,000	124,298
10.50% due 12/06/11	EGP	375,000	58,265
10.51% due 12/06/11	EGP	800,000	124,298
11.91% due 08/16/11	EGP	1,600,000	257,317
11.94% due 08/30/11	EGP	1,950,000	312,109
12.19% due 02/21/12	EGP	2,850,000	432,212

			1,759,036

Israel Treasury Bills:
2.14% due 07/06/11	ILS	2,090,600	571,530
2.15% due 07/06/11	ILS	1,899,400	519,259
2.24% due 08/03/11	ILS	1,977,000	539,169
2.24% due 10/05/11	ILS	573,000	155,463
2.28% due 12/07/11	ILS	2,735,000	738,641
2.30% due 11/02/11	ILS	3,285,000	889,354
2.35% due 01/04/12	ILS	8,210,000	2,211,382

			5,624,798

Bank Negara Malaysia Monetary Notes:
2.75% due 12/15/11	MYR	5,260,000	1,686,090
2.79% due 08/25/11	MYR	1,150,000	371,596
2.81% due 10/13/11	MYR	940,000	302,541
2.88% due 12/15/11	MYR	1,560,000	500,057

			2,860,284

United Kingdom Treasury Bills:
0.58% due 08/01/11	GBP	472,000	764,974
0.60% due 07/25/11	GBP	2,240,000	3,631,893

			4,396,867

Total Foreign Government Treasuries
(cost $14,568,504)			14,640,985

U.S. Government Agencies - 2.3%

Federal Home Loan Bank Disc. Notes 0.07% due 03/01/11 (cost $12,400,000)		$12,400,000	12,400,000

Total Short-Term Investment Securities
(cost $44,684,881)			44,718,412

TOTAL INVESTMENTS -
(cost $497,652,820)(6)		102.2%	542,189,934
Liabilities in excess of other assets		(2.2)	(11,647,577)

NET ASSETS -		100.0%	$530,542,357

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $20,935,923 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $150,377,350 representing 28.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2011.
(3)	The security is purchased with the cash collateral received from securities loaned.

(4)	At February 28, 2011, the Fund had loaned securities with a total value of $17,278,277. This was secured by collateral of $17,716,377, which was received in cash and subsequently invested in short-term investments currently value at $17,677,427 as reported in the portfolio of investments. The remaining collateral of $10,259 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range

Federal Home Loan Bank	0.38% to 1.00%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Assoc.	0.35% to 1.00%	12/28/12 to 01/10/13
United States Treasury Notes/Bonds	0.88% to 1.00%	03/31/11 to 01/31/12

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates as of February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America Securities LLC	EUR	2,577,855	SEK	23,782,000	09/22/2011	$167,518	$—

Barclays Investments, Inc.	EUR	846,089	NOK	6,799,000	08/25/2011	37,795	—
	EUR	204,400	USD	258,668	08/25/2011	—	(22,569)
	EUR	462,350	USD	597,819	01/13/2012	—	(36,021)
	EUR	375,660	USD	500,642	01/19/2012	—	(14,269)
	EUR	1,640,000	USD	2,210,720	02/09/2012	—	(35,908)
	EUR	1,399,000	USD	1,897,044	02/10/2012	—	(19,387)
	USD	993,776	AUD	1,064,000	12/12/2011	50,749	—
	USD	145,202	GBP	91,643	01/24/2012	2,860	—
	USD	95,224	GBP	60,543	01/27/2012	2,585	—
	USD	7,682	GBP	4,872	02/01/2012	188	—
	USD	135,141	SGD	172,151	02/09/2012	457	—
	USD	157,062	CLP	77,400,000	02/13/2012	1,049	—
	USD	400,023	GBP	251,053	02/14/2012	5,369	—
	USD	379,603	SGD	485,000	02/17/2012	2,424	—
	USD	271,949	CLP	133,500,000	02/29/2012	331	—
	USD	135,883	CLP	66,800,000	03/01/2012	346	—

						104,153	(128,154)

Citibank N.A.	EUR	1,203,000	USD	1,556,093	01/10/2012	—	(93,247)
	EUR	375,660	USD	485,548	01/13/2012	—	(29,448)
	EUR	2,172,000	USD	2,934,177	02/08/2012	—	(41,317)
	USD	305,638	CLP	159,543,000	04/28/2011	28,119	—
	USD	145,461	CLP	79,240,000	05/31/2011	19,898	—
	USD	52,869	INR	2,552,000	07/18/2011	2,132	—
	USD	204,486	PHP	9,044,000	10/11/2011	1,464	—
	USD	96,436	GBP	61,025	01/24/2012	2,158	—
	USD	62,102	GBP	39,261	02/01/2012	1,317	—
	USD	408,905	GBP	257,222	02/16/2012	6,427	—
	USD	674,724	CLP	327,410,000	02/27/2012	—	(6,823)

						61,515	(170,835)

Deutsche Bank AG	CLP	303,700,000	USD	635,356	03/01/2011	—	(2,871)
	CLP	40,200,000	USD	84,100	03/02/2011	—	(380)
	CLP	190,310,000	USD	398,973	03/04/2011	—	(899)
	EUR	361,590	MYR	1,491,000	07/18/2011	—	(13,611)
	EUR	401,152	MYR	1,683,000	07/20/2011	—	(5,772)
	EUR	515,708	MYR	2,164,000	07/25/2011	—	(7,452)
	EUR	731,689	SEK	6,934,000	07/27/2011	78,724	—
	EUR	137,755	USD	185,757	11/18/2011	—	(3,378)
	EUR	190,735	USD	254,774	11/28/2011	—	(7,034)
	EUR	2,243,000	USD	2,906,681	01/11/2012	—	(168,437)
	EUR	1,896,749	NOK	15,082,000	02/09/2012	39,270	—
	EUR	411,000	USD	553,551	02/09/2012	—	(9,476)
	EUR	849,000	USD	1,139,205	02/17/2012	—	(23,581)
	USD	580,688	CLP	303,700,000	03/01/2011	57,538	—
	USD	76,938	CLP	40,200,000	03/02/2011	7,543	—
	USD	363,881	CLP	190,310,000	03/04/2011	35,990	—
	USD	739,376	CLP	373,200,000	03/10/2011	44,394	—
	USD	721,946	CLP	372,560,000	03/15/2011	60,161	—
	USD	341,366	CLP	179,490,000	03/31/2011	34,944	—
	USD	363,238	CLP	190,700,000	04/04/2011	36,443	—
	USD	472,160	INR	21,429,000	04/11/2011	—	(2,361)
	USD	1,012,338	INR	45,950,000	04/12/2011	—	(5,159)
	USD	233,965	INR	10,622,000	04/19/2011	—	(1,475)
	USD	475,160	INR	21,520,000	04/26/2011	—	(4,816)
	USD	146,704	CLP	77,900,000	05/10/2011	16,112	—
	USD	519,186	CLP	280,490,000	05/19/2011	66,666	—
	USD	207,273	CLP	113,140,000	05/27/2011	28,899	—
	USD	613,573	INR	29,157,000	06/01/2011	19,759	—
	USD	444,290	INR	21,477,000	06/07/2011	21,755	—
	USD	120,969	INR	5,815,000	06/10/2011	5,152	—
	USD	305,307	INR	14,554,000	06/16/2011	10,037	—
	USD	278,471	INR	13,258,000	06/20/2011	8,602	—
	USD	322,801	INR	15,233,000	06/24/2011	6,816	—
	USD	208,536	INR	10,114,000	07/11/2011	9,697	—
	USD	105,688	INR	5,110,000	07/12/2011	4,554	—
	USD	281,840	MYR	912,824	07/12/2011	14,771	—

USD	1,094,450	MYR	3,540,000	07/13/2011	55,753	—
USD	500,231	MYR	1,621,000	07/18/2011	26,285	—
USD	786,310	MYR	2,557,000	07/20/2011	44,120	—
USD	955,880	MYR	3,109,000	07/25/2011	53,491	—
USD	322,799	INR	15,617,000	08/24/2011	11,732	—
USD	226,916	INR	11,044,000	09/01/2011	9,346	—
USD	1,450,460	ILS	5,519,000	09/07/2011	66,160	—
USD	511,645	PHP	23,022,000	10/04/2011	12,855	—
USD	614,653	PHP	27,526,000	10/05/2011	12,419	—
USD	1,500,165	ILS	5,469,000	10/06/2011	2,084	—
USD	507,935	PHP	22,596,000	10/07/2011	6,758	—
USD	408,343	PHP	18,081,000	10/11/2011	3,398	—
USD	122,180	PHP	5,384,000	10/12/2011	416	—
USD	125,623	MYR	394,093	10/13/2011	1,682	—
USD	110,763	PHP	4,878,000	10/19/2011	260	—
USD	439,348	PHP	19,500,000	10/21/2011	4,412	—
USD	171,367	INR	7,960,000	10/26/2011	—	(2,502)
USD	428,918	PHP	18,920,000	10/26/2011	1,500	—
USD	361,725	INR	16,813,000	10/27/2011	—	(5,105)
USD	326,103	PHP	14,323,000	10/28/2011	—	(307)
USD	51,138	PHP	2,200,000	11/04/2011	—	(1,119)
USD	104,525	PHP	4,500,000	11/14/2011	—	(2,281)
USD	1,953,816	AUD	2,129,500	12/01/2011	139,710	—
USD	1,812,010	AUD	1,917,000	12/09/2011	70,640	—
USD	172,887	PHP	7,703,000	01/18/2012	1,769	—
USD	108,512	PHP	4,819,000	01/19/2012	752	—
USD	144,655	GBP	91,385	01/24/2012	2,990	—
USD	76,011	GBP	47,771	01/26/2012	1,166	—
USD	631,037	CLP	319,210,000	01/27/2012	22,130	—
USD	1,464,169	CLP	734,720,000	01/30/2012	38,768	—
USD	882,840	CLP	443,230,000	01/31/2012	23,738	—
USD	488,630	SGD	624,000	02/07/2012	2,873	—
USD	976,595	SGD	1,242,000	02/08/2012	1,686	—
USD	157,456	CLP	77,500,000	02/10/2012	905	—
USD	308,046	CLP	151,620,000	02/13/2012	1,679	—
USD	156,199	CLP	76,600,000	02/14/2012	262	—
USD	1,149,011	MYR	3,542,747	02/14/2012	—	(12,198)

	USD	568,648	SGD	727,000	02/17/2012	3,998	—
	USD	281,390	CLP	136,080,000	02/21/2012	—	(3,629)
	USD	323,134	CLP	156,410,000	02/23/2012	—	(3,940)
	USD	738,498	SGD	944,000	02/24/2012	5,089	—
	USD	490,070	CLP	239,310,000	02/27/2012	—	(1,888)
	USD	461,925	SGD	589,000	02/27/2012	2,033	—
	USD	108,152	CLP	52,350,000	02/29/2012	—	(1,382)
	USD	461,338	SGD	589,000	02/29/2012	2,621	—
	USD	350,132	CLP	171,950,000	03/01/2012	534	—
	USD	350,132	CLP	171,950,000	03/02/2012	500	—
	USD	387,755	CLP	190,310,000	03/05/2012	187	—

						1,244,528	(291,053)

HSBC Securities, Inc.	EUR	539,000	USD	749,318	10/17/2011	8,675	—
	EUR	538,000	USD	754,653	10/18/2011	15,403	—
	EUR	724,000	USD	1,011,138	10/19/2011	16,337	—
	EUR	372,921	USD	488,639	12/06/2011	—	(23,136)
	EUR	355,000	USD	479,747	02/08/2012	—	(6,579)
	EUR	1,230,000	USD	1,654,104	02/09/2012	—	(30,867)
	USD	699,997	INR	33,693,000	06/03/2011	31,621	—
	USD	120,365	INR	5,733,000	06/08/2011	4,019	—
	USD	301,069	INR	14,470,000	06/13/2011	12,612	—
	USD	215,323	INR	10,230,000	06/27/2011	5,927	—
	USD	272,178	MYR	883,000	07/29/2011	14,423	—
	USD	559,858	MYR	1,800,000	08/08/2011	23,996	—
	USD	1,994,635	KRW	2,228,406,400	08/09/2011	—	(36,275)
	USD	373,113	INR	18,021,000	08/24/2011	12,913	—
	USD	84,099	PHP	3,800,000	09/30/2011	2,498	—
	USD	68,603	PHP	3,100,000	10/03/2011	2,028	—
	USD	409,777	PHP	18,467,000	10/04/2011	10,949	—
	USD	615,130	PHP	27,532,000	10/05/2011	12,078	—
	USD	408,465	PHP	18,115,000	10/11/2011	4,050	—
	USD	202,207	PHP	8,977,000	10/13/2011	2,190	—
	USD	400,209	PHP	17,658,000	10/19/2011	1,686	—
	USD	175,717	INR	8,148,000	10/26/2011	—	(2,864)
	USD	399,756	PHP	17,658,000	10/26/2011	1,953	—
	USD	262,557	INR	12,138,000	10/27/2011	—	(5,098)
	USD	76,748	PHP	3,370,000	10/27/2011	—	(88)

	USD	51,025	PHP	2,240,000	10/28/2011	—	(73)
	USD	99,613	PHP	4,380,000	10/31/2011	—	(4)
	USD	155,287	PHP	6,830,000	01/17/2012	—	(422)
	USD	303,199	PHP	13,506,000	01/18/2012	3,034	—
	USD	392,139	PHP	17,658,000	01/26/2012	8,176	—
	USD	488,691	SGD	624,000	02/07/2012	2,811	—
	USD	480,736	SGD	612,200	02/13/2012	1,479	—
	USD	346,141	SGD	440,800	02/14/2012	1,068	—
	USD	288,151	MYR	892,000	02/17/2012	—	(1,964)
	USD	568,666	SGD	727,000	02/17/2012	3,980	—

						203,906	(107,370)

JPMorgan Chase & Co.	EUR	517,939	MYR	2,164,000	07/27/2011	—	(10,586)
	EUR	636,635	USD	803,812	08/29/2011	—	(72,072)
	EUR	548,072	USD	708,794	01/13/2012	—	(42,563)
	EUR	1,064,000	USD	1,423,206	02/16/2012	—	(34,083)
	USD	136,795	CLP	70,600,000	03/21/2011	11,341	—
	USD	681,927	INR	30,864,000	04/13/2011	—	(5,557)
	USD	669,377	INR	30,296,000	04/15/2011	—	(5,728)
	USD	332,981	INR	15,134,000	04/19/2011	—	(1,735)
	USD	227,029	MYR	740,795	04/19/2011	15,027	—
	USD	653,734	MYR	2,123,000	04/22/2011	39,818	—
	USD	188,442	CLP	98,979,000	04/27/2011	18,634	—
	USD	67,741	INR	3,070,000	04/27/2011	—	(656)
	USD	336,099	INR	15,232,000	04/28/2011	—	(3,323)
	USD	336,578	INR	15,247,000	04/29/2011	—	(3,543)
	USD	211,137	INR	10,067,000	06/22/2011	6,769	—
	USD	1,717,505	MYR	5,625,000	06/29/2011	111,827	—
	USD	335,195	INR	16,267,000	07/12/2011	15,746	—
	USD	52,782	INR	2,552,000	07/20/2011	2,201	—
	USD	1,007,210	MYR	3,269,000	07/27/2011	53,968	—
	USD	62,627	MYR	200,000	08/29/2011	2,157	—
	USD	162,452	PHP	7,272,000	10/06/2011	3,201	—
	USD	203,639	PHP	9,021,000	10/11/2011	1,787	—
	USD	495,791	PHP	21,971,000	10/13/2011	4,466	—
	USD	286,990	PHP	12,598,000	10/17/2011	—	(222)
	USD	220,680	PHP	9,792,000	10/21/2011	2,156	—
	USD	214,639	PHP	9,466,000	10/26/2011	707	—

	USD	768,298	MYR	2,432,356	12/16/2011	14,526	—
	USD	966,746	PHP	42,561,000	01/13/2012	—	(1,636)
	USD	427,565	PHP	19,234,000	01/19/2012	8,535	—
	USD	19,129	GBP	12,023	01/27/2012	295	—
	USD	191,586	CLP	96,770,000	01/30/2012	6,366	—
	USD	37,589	GBP	23,883	01/30/2012	992	—
	USD	237,661	INR	11,460,000	02/06/2012	1,777	—
	USD	143,700	CLP	70,000,000	02/21/2012	—	(819)
	USD	246,393	CLP	118,700,000	02/22/2012	—	(4,132)
	USD	66,323	CLP	32,200,000	02/28/2012	—	(643)

						322,296	(187,298)

Merrill Lynch	CLP	39,000,000	USD	81,997	03/01/2011	38	—
	USD	74,385	CLP	39,000,000	03/01/2011	7,574	—

						7,612	—

Morgan Stanley and Co., Inc.	CLP	161,400,000	USD	338,010	03/01/2011	—	(1,172)
	EUR	204,426	NOK	1,696,440	11/25/2011	17,526	—
	EUR	313,913	NOK	2,610,000	11/28/2011	27,732	—
	USD	307,722	CLP	161,400,000	03/01/2011	31,461	—
	USD	147,368	CLP	76,300,000	03/15/2011	12,806	—
	USD	1,150,000	ILS	4,318,135	03/29/2011	40,542	—
	USD	629,307	CLP	330,550,000	04/25/2011	62,350	—
	USD	300,916	CLP	152,700,000	01/13/2012	11,970	—
	USD	56,800	GBP	36,081	01/27/2012	1,489	—
	USD	18,562	GBP	11,725	01/31/2012	378	—
	USD	71,254	GBP	45,203	02/01/2012	1,763	—
	USD	1,075,342	AUD	1,105,921	02/08/2012	2,182	—
	USD	267,592	CLP	130,090,000	02/14/2012	—	(1,875)
	USD	476,925	GBP	300,002	02/15/2012	7,495	—
	USD	489,117	CLP	235,510,000	02/16/2012	—	(8,167)
	USD	307,889	CLP	149,380,000	02/27/2012	—	(3,161)
	USD	329,321	CLP	161,400,000	02/28/2012	—	(104)

						217,694	(14,479)

UBS AG	EUR	729,000	USD	982,036	04/13/2011	—	(23,427)
	EUR	732,501	SEK	6,934,000	07/15/2011	78,132	—
	EUR	843,025	NOK	6,799,000	08/22/2011	42,155	—
	EUR	843,810	NOK	6,799,000	08/23/2011	41,027	—
	EUR	946,362	SEK	9,000,000	08/26/2011	105,070	—

EUR	1,333,312	USD	1,687,200	08/26/2011	—	(147,285)
EUR	675,228	NOK	5,605,000	11/07/2011	58,874	—
EUR	701,089	USD	949,696	11/17/2011	—	(12,911)
EUR	1,023,317	NOK	8,451,000	11/28/2011	80,341	—
EUR	311,515	NOK	2,570,000	12/01/2011	23,942	—
EUR	195,111	USD	259,845	12/07/2011	—	(7,906)
EUR	2,118,000	USD	2,741,592	01/11/2012	—	(162,153)
EUR	866,907	USD	1,121,084	01/13/2012	—	(67,367)
EUR	664,629	USD	895,714	01/25/2012	—	(15,133)
EUR	177,000	USD	241,019	02/01/2012	—	(1,505)
EUR	952,983	NOK	7,552,200	02/08/2012	15,330	—
EUR	1,629,000	USD	2,206,399	02/08/2012	—	(25,221)
EUR	1,327,131	NOK	10,555,600	02/09/2012	27,987	—
EUR	1,210,000	USD	1,642,902	02/13/2012	—	(14,490)
EUR	1,064,000	USD	1,423,813	02/16/2012	—	(33,476)
EUR	849,000	USD	1,136,650	02/21/2012	—	(26,009)
USD	1,072,171	AUD	1,105,616	02/08/2012	5,056	—

					477,914	(536,883)

Net Unrealized Appreciation/(Depreciation)					$2,807,136	$(1,436,072)

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CLP - Chilean Peso

EGP - Egyptian Pound

EUR - Euro Dollar

GBP - British Pound

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Sovereign	34.2%
Oil Companies-Integrated	5.3
Medical-Drugs	4.2
Collective Investment Pool	3.3
Multimedia	2.9
Foreign Government Treasuries	2.8
U.S. Government Treasuries	2.3
Insurance-Multi-line	2.2
Telecom Services	2.2
Telephone-Integrated	1.9
Diversified Manufacturing Operations	1.9
Cable/Satellite TV	1.8
Insurance-Reinsurance	1.7
Oil Companies-Exploration & Production	1.7
Banks-Commercial	1.5
Cellular Telecom	1.4
Enterprise Software/Service	1.3
Electric-Integrated	1.2
Auto-Cars/Light Trucks	1.3
Electronic Components-Semiconductors	1.2
Diversified Banking Institutions	1.1
Applications Software	1.1
Medical-Biomedical/Gene	1.0
U.S. Municipal Bonds & Notes	1.0
Insurance-Property/Casualty	1.0
Transport-Services	0.9
Internet Security	0.9
Insurance-Life/Health	0.8
Diversified Minerals	0.8
Medical-Generic Drugs	0.8
Retail-Drug Store	0.8
Banks-Fiduciary	0.7
Import/Export	0.7
Food-Retail	0.7
Chemicals-Diversified	0.6
Containers-Metal/Glass	0.6
Food-Misc.	0.6
Retail-Building Products	0.7
Medical Labs & Testing Services	0.6
SupraNational Banks	0.6
Semiconductor Components-Integrated Circuits	0.6
Networking Products	0.5
Toys	0.5
Security Services	0.5
Retail-Discount	0.5
Electronic Components-Misc.	0.5
Building Products-Cement	0.5
Aerospace/Defense	0.5
Consulting Services	0.5
Computer Services	0.4
Publishing-Books	0.4
Oil-Field Services	0.4
Photo Equipment & Supplies	0.4
Insurance Brokers	0.4
Rubber-Tires	0.4
Machinery-General Industrial	0.4
Retail-Major Department Stores	0.4
Distribution/Wholesale	0.3
Real Estate Operations & Development	0.3
Human Resources	0.3
Medical Products	0.3
Chemicals-Specialty	0.3
Medical-Hospitals	0.3
Therapeutics	0.2
Computers-Integrated Systems	0.1

102.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
United Kingdom	$5,173,551	$37,664,847	#	$—	$42,838,398
United States	99,314,589	—		—	99,314,589
Other Countries*	43,843,490	112,712,503	#	—	156,555,993
Preferred Stock	7,649,997	—		—	7,649,997
Foreign Corporate Bonds & Notes	—	1,128,100		—	1,128,100
Foreign Government Agencies	—	184,582,427		—	184,582,427
Municipal Bonds & Notes	—	5,402,018		—	5,402,018
Short-Term Investment Securities:
Collective Investment Pool	—	17,677,427		—	17,677,427
Foreign Government Treasuries	—	14,640,985		—	14,640,985
U.S. Government Agencies	—	12,400,000		—	12,400,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	2,807,136		—	2,807,136

Total	$155,981,627	$389,015,443		$—	$544,997,070

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$(1,436,072)		$—	$(1,436,072)

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $150,377,350 representing 28.3% of net assets. See Note 1.
*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 - (Unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES - 47.7%
Federal Farm Credit Bank - 3.0%

4.88% due 12/16/15	$2,000,000	$2,239,828
4.88% due 01/17/17#	1,000,000	1,119,105

		3,358,933

Federal Home Loan Bank - 5.8%

4.75% due 09/11/15	1,000,000	1,108,669
4.88% due 11/27/13	2,000,000	2,197,262
5.38% due 08/19/11	2,000,000	2,047,940
5.38% due 06/14/13	1,000,000	1,100,141

		6,454,012

Federal Home Loan Mtg. Corp. - 7.3%

4.50% due 09/01/19	380,720	402,846
4.75% due 11/17/15#	3,000,000	3,340,890
5.00% due 12/14/18	1,000,000	1,021,124
5.00% due 10/01/34	248,050	261,649
5.50% due 12/01/36	194,308	208,165
5.75% due 01/15/12	2,000,000	2,092,142
6.00% due 11/01/33	413,280	455,605
6.50% due 02/01/32	164,513	186,407
7.50% due 09/01/16	70,065	77,145
8.00% due 02/01/30	4,382	5,160
8.00% due 08/01/30	973	1,146
8.00% due 06/01/31	5,410	6,371
Federal Home Loan Mtg. Corp. FRS 5.34% due 12/01/35	90,646	96,876

		8,155,526

Federal National Mtg. Assoc. - 22.2%

4.00% due March TBA	20,000,000	19,718,760
5.00% due 02/16/12#	752,000	784,816
5.00% due 02/01/19	387,083	415,305
5.00% due 12/01/36	489,728	515,275
5.25% due 08/01/12	1,000,000	1,061,982
5.50% due 12/01/33	228,664	246,472
5.50% due 10/01/34	439,928	473,914
6.00% due 05/15/11	1,000,000	1,011,952
6.00% due 06/01/35	165,080	180,567
6.50% due 02/01/17	45,349	49,823
6.50% due 07/01/32	36,534	41,385
7.00% due 09/01/31	70,685	81,185
11.50% due 09/01/19	64	68
12.00% due 01/15/16	44	50
12.50% due 09/20/15	48	56
13.00% due 11/15/15	78	88
14.50% due 11/15/14	69	75
Federal National Mtg. Assoc. FRS
2.00% due 01/01/36	29,410	30,594
2.12% due 02/01/35	18,345	18,954
4.80% due 11/01/34	50,506	52,991

		24,684,312

Government National Mtg. Assoc. - 9.4%

4.50% due 03/15/38	410,420	424,961
4.50% due 03/15/39	70,918	73,386
4.50% due 05/15/39	2,102,174	2,175,339
4.50% due 06/15/39	1,599,601	1,655,275
4.50% due 07/15/39	1,360,482	1,408,579
4.50% due 09/15/39	25,441	26,327
4.50% due 12/15/39	284,470	294,727
4.50% due 04/15/40	794,685	822,344
4.50% due 06/15/40	2,255,206	2,333,698
4.50% due 08/15/40	394,626	408,361
5.00% due 09/15/35	14,535	15,519
5.00% due 02/15/36	455,061	484,458
5.00% due 05/15/36	70,076	74,602
6.00% due 01/15/32	80,396	88,911
6.50% due 08/15/31	72,363	82,236
7.50% due 02/15/29	7,775	9,028
7.50% due 07/15/30	496	576
7.50% due 01/15/31	7,020	8,174
7.50% due 02/15/31	6,471	7,535

		10,394,036

Total U.S. Government Agencies
(cost $51,044,251)		53,046,819

U.S. GOVERNMENT TREASURIES - 56.0%
United States Treasury Bonds - 7.2%
zero coupon due 08/15/24 STRIPS	2,040,000	1,150,387
2.00% due 01/15/26 TIPS#(1)	2,186,375	2,312,947
3.88% due 08/15/40#	5,000,000	4,489,060

		7,952,394

United States Treasury Notes - 48.8%
1.25% due 10/31/15	6,000,000	5,801,250
1.75% due 07/31/15	19,000,000	18,908,040
2.63% due 08/15/20	10,000,000	9,400,000
2.63% due 11/15/20#	17,000,000	15,905,625
3.63% due 02/15/21#	1,000,000	1,017,656
4.00% due 02/15/15	1,000,000	1,092,109
4.25% due 08/15/13	1,000,000	1,082,188
4.25% due 08/15/15	1,000,000	1,102,812

		54,309,680

Total U.S. Government Treasuries
(cost $63,926,697)		62,262,074

Total Long-Term Investment Securities
(cost $114,970,948)		115,308,893

SHORT-TERM INVESTMENT SECURITIES - 4.4%
Collective Investment Pool - 4.4%
Securities Lending Quality Trust(2)(3) (cost $4,868,084)	4,868,084	4,857,560

REPURCHASE AGREEMENT - 13.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $15,058,000)	15,058,000	15,058,000

TOTAL INVESTMENTS
(cost $134,897,032) (5)	121.6%	135,224,453
Liabilities in excess of other assets	(21.6)	(23,974,556)

NET ASSETS	100.0%	$111,249,897

#	The security or a portion thereof is out on loan.
(1)	Principal amount of security is adjusted for inflation.
(2)	The security is purchased with the cash collateral received from securities loaned.

(3)	At February 28, 2011, the Fund had loaned securities with a total value of $6,948,389. This was secured by collateral of $4,868,084, which was received in cash and subsequently invested in short-term investments currently value at $4,857,560 as reported in the portfolio of investments. The remaining collateral of $2,204,594 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
Federal Home Loan Mtg. Corp.	0.68% - 38.45%	11/15/18 - 02/15/41
Federal National Mtg. Assoc.	zero coupon - 46.63%	04/25/23 - 03/25/41
Government National Mtg. Assoc.	0.40% - 33.28%	07/17/33 - 12/20/40
United States Treasury Notes/Bonds	3.88%	08/15/40

(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal Securities

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$3,358,933	$—	$3,358,933
Federal Home Loan Bank	—	6,454,012	—	6,454,012
Federal Home Loan Mtg Corp.	—	8,155,526	—	8,155,526
Federal National Mtg. Assoc.	—	24,684,312	—	24,684,312
Government National Mtg. Assoc.	—	10,394,036	—	10,394,036
U.S. Government Treasuries	—	62,262,074	—	62,262,074
Short Term Investment Securities:
Collective Investment Pool	—	4,857,560	—	4,857,560
Repurchase Agreement	—	15,058,000	—	15,058,000

Total	$—	$135,224,453	$—	$135,224,453

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.6%
Aerospace/Defense - 1.2%

Boeing Co.	6,300	$453,663
General Dynamics Corp.	8,575	652,729

		1,106,392

Aerospace/Defense-Equipment - 1.5%

United Technologies Corp.	16,622	1,388,602

Agricultural Chemicals - 1.0%

Monsanto Co.	7,098	510,275
Potash Corp. of Saskatchewan, Inc.	5,900	363,440

		873,715

Agricultural Operations - 0.5%

Archer-Daniels-Midland Co.	12,600	468,468

Apparel Manufacturers - 0.4%

Coach, Inc.	6,200	340,504

Applications Software - 1.5%

Microsoft Corp.	41,570	1,104,931
Salesforce.com, Inc.†#	2,200	290,994

		1,395,925

Auto-Cars/Light Trucks - 1.0%

Ford Motor Co.†#	18,300	275,415
General Motors Co.†#	19,200	643,776

		919,191

Auto/Truck Parts & Equipment-Original - 0.8%

Johnson Controls, Inc.#	8,600	350,880
Lear Corp.#	3,620	382,996

		733,876

Banks-Commercial - 0.2%

Regions Financial Corp.#	28,400	216,976

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	14,648	445,153

Banks-Super Regional - 2.2%

US Bancorp	23,620	654,983
Wells Fargo & Co.	42,798	1,380,663

		2,035,646

Beverages-Non-alcoholic - 0.6%

PepsiCo, Inc.	8,034	509,516

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	40,801	1,051,034

Casino Hotels - 0.5%

Las Vegas Sands Corp.†	9,100	424,424

Cellular Telecom - 1.2%

MetroPCS Communications, Inc.†	32,700	470,880
Sprint Nextel Corp.†#	81,400	355,718
Vodafone Group PLC ADR	10,800	309,096

		1,135,694

Chemicals-Diversified - 0.4%

E.I. du Pont de Nemours & Co.	6,600	362,142

Chemicals-Specialty - 0.2%

Ashland, Inc.	1,918	107,983
Eastman Chemical Co.#	1,300	121,433

		229,416

Coal - 0.6%

Consol Energy, Inc.	3,211	162,830
Peabody Energy Corp.#	6,000	392,940

		555,770

Commercial Services-Finance - 0.9%

Mastercard, Inc., Class A	900	216,504
Visa, Inc., Class A#	7,900	577,095

		793,599

Computer Aided Design - 0.2%

Autodesk, Inc.†	3,900	163,995

Computer Services - 1.5%

Accenture PLC, Class A#	9,100	468,468
Cognizant Technology Solutions Corp., Class A†	5,600	430,472
International Business Machines Corp.	2,753	445,656

		1,344,596

Computers - 4.2%

Apple, Inc.†	8,200	2,896,322
Dell, Inc.†	16,000	253,280
Hewlett-Packard Co.	16,351	713,394

		3,862,996

Computers-Memory Devices - 1.2%

EMC Corp.†#	33,100	900,651
SanDisk Corp.†	4,500	223,200

		1,123,851

Cosmetics & Toiletries - 1.6%

Avon Products, Inc.	15,700	436,617
Procter & Gamble Co.	15,685	988,939

		1,425,556

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd.†	4,600	201,434

Diversified Banking Institutions - 6.6%

Bank of America Corp.	62,205	888,909
Citigroup, Inc.†	218,034	1,020,399
Goldman Sachs Group, Inc.	7,507	1,229,497
JPMorgan Chase & Co.	40,684	1,899,536
Morgan Stanley	34,555	1,025,592

		6,063,933

Diversified Manufacturing Operations - 3.6%

3M Co.	4,300	396,589
Danaher Corp.#	13,000	657,800
Eaton Corp.	6,711	743,444
General Electric Co.	46,491	972,592
Parker Hannifin Corp.	3,400	303,212
SPX Corp.	2,700	215,352

		3,288,989

E-Commerce/Products - 1.4%

Amazon.com, Inc.†	5,200	901,108
MercadoLibre, Inc.†#	5,600	368,368

		1,269,476

E-Commerce/Services - 0.7%

eBay, Inc.†	10,000	335,050
priceline.com, Inc.†#	700	317,716

		652,766

Electric Products-Misc. - 1.0%

AMETEK, Inc.	8,299	348,143

Emerson Electric Co.	9,400	560,804

		908,947

Electric-Integrated - 1.3%

American Electric Power Co., Inc.	6,700	239,726
Edison International	6,700	248,704
Entergy Corp.	2,700	192,240
Exelon Corp.	5,500	229,680
NextEra Energy, Inc.	5,500	305,085

		1,215,435

Electronic Components-Semiconductors - 2.0%

Avago Technologies, Ltd.#	7,900	268,521
Broadcom Corp., Class A	12,000	494,640
Cree, Inc.†#	6,600	347,622
Intel Corp.	31,814	683,047

		1,793,830

Electronic Forms - 0.4%

Adobe Systems, Inc.†	9,800	338,100

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.†#	10,600	446,048

Electronics-Military - 0.3%

L-3 Communications Holdings, Inc.	3,000	237,870

Engines-Internal Combustion - 0.6%

Cummins, Inc.	5,100	515,712

Enterprise Software/Service - 1.5%

Oracle Corp.	40,652	1,337,451

Finance-Credit Card - 0.7%

American Express Co.	14,300	623,051

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.#	18,100	343,357

Food-Misc. - 1.2%

General Mills, Inc.	17,600	653,664
Kraft Foods, Inc., Class A	14,230	453,083

		1,106,747

Food-Retail - 0.3%

Safeway, Inc.#	11,300	246,566

Gold Mining - 0.5%

Newmont Mining Corp.	7,900	436,633

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.	23,200	448,688

Hotel/Motels - 0.5%

Starwood Hotels & Resorts Worldwide, Inc.#	7,400	452,140

Industrial Gases - 0.5%

Praxair, Inc.#	5,096	506,440

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.†	3,900	217,698

Insurance-Life/Health - 0.8%

Lincoln National Corp.#	14,483	459,401
Prudential Financial, Inc.	3,600	236,988

		696,389

Insurance-Property/Casualty - 1.1%

Chubb Corp.	7,600	461,168
Travelers Cos., Inc.	9,700	581,321

		1,042,489

Internet Infrastructure Software - 0.5%

Akamai Technologies, Inc.†#	5,500	206,415
F5 Networks, Inc.†	2,000	236,020

		442,435

Investment Management/Advisor Services - 1.4%

BlackRock, Inc.	5,200	1,060,748
Invesco, Ltd.	8,200	220,088

		1,280,836

Machinery-Construction & Mining - 1.5%

Caterpillar, Inc.#	9,400	967,542
Terex Corp.†#	11,300	381,375

		1,348,917

Medical Instruments - 0.5%

St. Jude Medical, Inc.†	8,900	426,132

Medical Products - 1.7%

Covidien PLC	14,352	738,410
Johnson & Johnson	13,345	819,917

		1,558,327

Medical-Biomedical/Gene - 2.1%

Alexion Pharmaceuticals, Inc.†#	3,910	376,455
Amgen, Inc.†	7,800	400,374
Celgene Corp.†	7,100	377,010
Gilead Sciences, Inc.†	19,400	756,212

		1,910,051

Medical-Drugs - 2.9%

Abbott Laboratories	8,201	394,468
Allergan, Inc.#	8,100	600,777
Merck & Co., Inc.	20,096	654,527
Pfizer, Inc.	53,974	1,038,460

		2,688,232

Medical-Generic Drugs - 0.9%

Mylan, Inc.†	26,800	612,916
Teva Pharmaceutical Industries, Ltd. ADR	4,400	220,440

		833,356

Medical-HMO - 1.3%

UnitedHealth Group, Inc.	29,062	1,237,460

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	7,000	265,370

Metal-Copper - 0.7%

Freeport-McMoRan Copper & Gold, Inc.	11,644	616,550

Multimedia - 2.4%

News Corp., Class A	13,500	234,495
Time Warner, Inc.#	16,422	627,320
Viacom, Inc., Class B	10,679	476,924

Walt Disney Co.#	19,939	872,132

		2,210,871

Networking Products - 0.9%

Cisco Systems, Inc.†	46,350	860,256

Oil & Gas Drilling - 1.5%

Ensco PLC ADR#	19,100	1,071,510
Noble Corp.#	6,098	272,642

		1,344,152

Oil Companies-Exploration & Production - 4.6%

Anadarko Petroleum Corp.	11,500	941,045
Apache Corp.	5,580	695,380
Devon Energy Corp.	5,214	476,768
Occidental Petroleum Corp.	9,900	1,009,503
QEP Resources, Inc.#	5,700	225,435
Southwestern Energy Co.†#	21,100	833,028

		4,181,159

Oil Companies-Integrated - 4.0%

Chevron Corp.	11,222	1,164,282
ConocoPhillips	10,480	816,078
Exxon Mobil Corp.	15,700	1,342,821
Marathon Oil Corp.	6,800	337,280

		3,660,461

Oil Field Machinery & Equipment - 0.8%

National Oilwell Varco, Inc.	8,751	696,317

Oil-Field Services - 1.8%

Halliburton Co.	15,600	732,264
Schlumberger, Ltd.	9,700	906,174

		1,638,438

Paper & Related Products - 0.2%

International Paper Co.	8,132	225,907

Pharmacy Services - 0.6%

Express Scripts, Inc.†	10,426	586,150

Retail-Apparel/Shoe - 2.0%

Abercrombie & Fitch Co., Class A#	6,145	352,539
Gap, Inc.#	13,572	305,777
Guess?, Inc.#	7,600	344,204
Limited Brands, Inc.	9,300	297,786
Urban Outfitters, Inc.†	13,200	506,616

		1,806,922

Retail-Building Products - 0.5%

Lowe’s Cos., Inc.	17,502	458,027

Retail-Discount - 2.0%

Dollar General Corp.†	8,000	226,000
Target Corp.	26,772	1,406,869
Wal-Mart Stores, Inc.	3,974	206,568

		1,839,437

Retail-Drug Store - 0.7%

CVS Caremark Corp.	19,593	647,745

Retail-Regional Department Stores - 0.2%

Macy’s, Inc.	9,500	227,050

Retail-Restaurants - 0.6%

McDonald’s Corp.	7,500	567,600

Savings & Loans/Thrifts - 0.5%

Hudson City Bancorp, Inc.#	13,500	155,250
People’s United Financial, Inc.#	21,000	276,780

		432,030

Semiconductor Components-Integrated Circuits - 0.1%

Marvell Technology Group, Ltd.†#	3,700	67,636

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	13,500	221,805

Steel-Producers - 0.1%

United States Steel Corp.	1,900	109,231

Steel-Specialty - 0.5%

Allegheny Technologies, Inc.#	6,700	449,436

Telephone-Integrated - 1.4%

AT&T, Inc.	25,214	715,573
Verizon Communications, Inc.	16,013	591,200

		1,306,773

Therapeutics - 0.3%

Warner Chilcott PLC, Class A	11,000	260,480

Tobacco - 0.7%

Philip Morris International, Inc.	9,578	601,307

Transactional Software - 0.2%

VeriFone Systems, Inc.†#	3,700	168,128

Transport-Rail - 0.9%

Union Pacific Corp.	8,200	782,362

Transport-Services - 1.0%

United Parcel Service, Inc., Class B#	12,200	900,360

Web Hosting/Design - 0.4%

Equinix, Inc.†#	3,900	337,116

Web Portals/ISP - 2.3%

Baidu, Inc. ADR†	3,300	399,828
Google, Inc., Class A†	2,400	1,472,160
Yahoo!, Inc.†#	12,700	208,280

		2,080,268

Wireless Equipment - 1.3%

QUALCOMM, Inc.	20,200	1,203,516

X-Ray Equipment - 0.3%

Hologic, Inc.†	11,641	234,915

Total Long-Term Investment Securities (cost $80,009,414)		90,010,747

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Collective Investment Pool - 5.2%
Securities Lending Quality Trust (cost $4,755,924)(1)(2)	4,755,924	4,746,418

REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co., Joint Repurchase Agreement(3) (cost $1,607,000)	$1,607,000	1,607,000

TOTAL INVESTMENTS (cost $86,372,338)(4)	105.6%	96,364,165
Liabilities in excess of other assets	(5.6)	(5,125,443)

NET ASSETS	100.0%	$91,238,722

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 28, 2011, the Fund had loaned securities with a total value of $4,729,637. This was secured by collateral of $4,755,924, which was received in cash and subsequently invested in short-term investments currently valued at $4,746,418 as reported in the portfolio of investments. The remaining collateral of $82,055 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
Federal Home Loan Bank	0.38% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.35% to 1.00%	12/28/12 to 01/10/13
United States Treasury Notes/Bonds	0.88% to 1.00%	03/31/11 to 01/31/12

(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
ADR	– American Depository Receipts

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$6,063,933	$—	$—	$6,063,933
Other Industries*	83,946,814	—	—	83,946,814
Short-Term Investment Securities:
Collective Investment Pool	—	4,746,418	—	4,746,418
Repurchase Agreement	—	1,607,000	—	1,607,000

Total	$90,010,747	$6,353,418	$—	$96,364,165

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.6%
Aerospace/Defense - 0.4%

Boeing Co.	10,798	$777,564
General Dynamics Corp.	197	14,996
Rockwell Collins, Inc.	38,043	2,451,491

		3,244,051

Aerospace/Defense-Equipment - 0.2%

European Aeronautic Defence and Space Co. NV†(1)	8,570	247,829
United Technologies Corp.	14,227	1,188,523

		1,436,352

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	885	125,033
Monsanto Co.	25,249	1,815,150
Potash Corp. of Saskatchewan, Inc.(4)	15,825	974,820

		2,915,003

Apparel Manufacturers - 0.2%

Coach, Inc.	17,020	934,739
VF Corp.#	10,424	997,264

		1,932,003

Appliances - 0.2%

Whirlpool Corp.#	20,858	1,720,785

Applications Software - 2.5%

Citrix Systems, Inc.†	16,651	1,168,234
Intuit, Inc.†	62,559	3,289,352
Microsoft Corp.	421,323	11,198,766
Red Hat, Inc.†	43,968	1,814,999
Salesforce.com, Inc.†#	13,540	1,790,936

		19,262,287

Auto-Cars/Light Trucks - 0.5%

Bayerische Motoren Werke AG(1)	8,410	682,068
Ford Motor Co.†	107,901	1,623,910
Hyundai Motor Co.(1)	11,130	1,764,686

		4,070,664

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	22,324	1,119,102

Auto/Truck Parts & Equipment-Original - 1.9%

Autoliv, Inc.	57,350	4,294,941
BorgWarner, Inc.†#	96,872	7,518,236
Johnson Controls, Inc.	27,110	1,106,088
Lear Corp.	2,712	286,930
Magna International, Inc.	16,957	836,998
TRW Automotive Holdings Corp.†	17,788	1,010,358

		15,053,551

Banks-Commercial - 0.5%

Bank Mandiri Tbk PT(1)	960,715	632,824
CIT Group, Inc.†	10,140	439,265
Erste Group Bank AG(1)	19,340	1,021,322
Industrial & Commercial Bank of China(1)	1,001,000	769,753
Powszechna Kasa Oszczednosci Bank Polski SA(1)	59,110	865,051
Turkiye Garanti Bankasi AS(1)	131,200	580,743

		4,308,958

Banks-Super Regional - 0.2%

Fifth Third Bancorp	62,208	908,237
PNC Financial Services Group, Inc.	9,432	581,954
Wells Fargo & Co.	2,983	96,232

		1,586,423

Beverages-Non-alcoholic - 2.4%

Coca-Cola Co.	218,084	13,939,929
Dr Pepper Snapple Group, Inc.	7,079	255,269
Hansen Natural Corp.†	25,140	1,446,807
PepsiCo, Inc.	53,524	3,394,492

		19,036,497

Beverages-Wine/Spirits - 0.1%

Pernod-Ricard SA(1)	7,430	684,852

Brewery - 0.2%

Anheuser-Busch InBev NV(1)	15,780	881,847
Carlsberg A/S(1)	4,320	459,325

		1,341,172

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class A†#	9,340	402,647
Liberty Global, Inc., Class A†#	19,990	841,579
Scripps Networks Interactive Inc., Class A#	71,739	3,726,124

		4,970,350

Building Products-Cement - 0.1%

Holcim, Ltd.(1)	9,380	690,084

Cable/Satellite TV - 0.3%

DIRECTV, Class A†	39,928	1,835,490
Time Warner Cable, Inc.	8,242	594,908

		2,430,398

Casino Hotels - 0.4%

Las Vegas Sands Corp.†	46,265	2,157,800
Wynn Resorts, Ltd.	9,685	1,190,577

		3,348,377

Cellular Telecom - 0.1%

China Unicom (Hong Kong), Ltd.(1)	586,000	978,087

Chemicals-Diversified - 1.8%

E.I. du Pont de Nemours & Co.	114,084	6,259,789
Lanxess AG(1)	5,070	377,321
PPG Industries, Inc.	82,978	7,333,596

		13,970,706

Chemicals-Specialty - 0.4%

Sigma-Aldrich Corp.#	43,085	2,752,701

Coal - 0.1%

Peabody Energy Corp.	247	16,176
Walter Energy, Inc.	9,028	1,092,478

		1,108,654

Commercial Services - 0.1%

Intertek Group PLC(1)	16,660	488,518

Commercial Services-Finance - 1.6%

Automatic Data Processing, Inc.	102,533	5,126,650
Mastercard, Inc., Class A	18,531	4,457,817
Moody’s Corp.#	9,785	312,141
Verisk Analytics, Inc., Class A†	28,716	928,963
Visa, Inc., Class A	19,216	1,403,729

		12,229,300

Computer Data Security - 0.1%

Fortinet, Inc.†	22,744	928,865

Computer Services - 3.1%

Accenture PLC, Class A	189,693	9,765,396
Infosys Technologies, Ltd. ADR	8,830	588,961
International Business Machines Corp.	84,662	13,705,084

		24,059,441

Computers - 5.0%

Apple, Inc.†	107,253	37,882,832
Dell, Inc.†	10,863	171,961
Hewlett-Packard Co.	27,676	1,207,504

		39,262,297

Computers-Integrated Systems - 0.1%

Riverbed Technology, Inc.†	24,605	1,015,940

Computers-Memory Devices - 2.2%

EMC Corp.†#	493,515	13,428,543
NetApp, Inc.†	74,188	3,832,552

		17,261,095

Cosmetics & Toiletries - 1.2%

Colgate-Palmolive Co.	8,400	659,568
Estee Lauder Cos., Inc., Class A	36,685	3,463,431
Procter & Gamble Co.	80,348	5,065,941

		9,188,940

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.†	9,620	421,260

Data Processing/Management - 0.1%

CommVault Systems, Inc.†#	18,771	685,705

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	30,843	1,152,603

Diagnostic Equipment - 0.2%

Gen-Probe, Inc.†#	21,600	1,358,208

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†#	13,283	1,032,089

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA(1)	14,890	985,183

Distribution/Wholesale - 0.1%

Li & Fung, Ltd.(1)	74,000	449,850

Diversified Banking Institutions - 0.4%

Barclays PLC(1)	322,260	1,673,390
HSBC Holdings PLC(1)	111,890	1,231,466

		2,904,856

Diversified Manufacturing Operations - 4.8%

3M Co.	8,883	819,279
Danaher Corp.	33,950	1,717,870
Eaton Corp.	78,700	8,718,386
General Electric Co.	362,158	7,576,345
Honeywell International, Inc.	125,604	7,273,728
Illinois Tool Works, Inc.	116,243	6,288,746
ITT Corp.	7,723	447,393
Parker Hannifin Corp.	10,449	931,842
Textron, Inc.#	155,731	4,218,753

		37,992,342

Diversified Minerals - 0.4%

BHP Billiton, Ltd.(1)	42,281	1,997,550
Xstrata PLC(1)	60,700	1,385,452

		3,383,002

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	19,613	3,398,737

E-Commerce/Services - 0.9%

Ctrip.com International, Ltd. ADR†	7,470	289,612
NetFlix, Inc.†#	20,680	4,273,935
priceline.com, Inc.†	2,359	1,070,703
Rakuten, Inc.#(1)	1,166	1,037,769

		6,672,019

Electric Products-Misc. - 0.5%

Emerson Electric Co.	69,422	4,141,717

Electronic Components-Misc. - 0.7%

Jabil Circuit, Inc.	193,990	4,157,206
Tyco Electronics, Ltd.	18,278	658,739
Vishay Intertechnology, Inc.†	53,081	926,263

		5,742,208

Electronic Components-Semiconductors - 2.5%

ARM Holdings PLC(1)	46,810	471,194
Broadcom Corp., Class A	84,799	3,495,415
Fairchild Semiconductor International, Inc.†	29,056	511,676
Intel Corp.	403,267	8,658,142
LSI Corp.†	96,016	603,941
Rambus, Inc.†	41,946	861,990
Texas Instruments, Inc.	142,231	5,064,846

		19,667,204

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	102,169	1,016,582

Electronics-Military - 0.1%

Safran SA(1)	15,120	538,477

Enterprise Software/Service - 2.5%

Oracle Corp.	595,755	19,600,340

Entertainment Software - 0.1%

Electronic Arts, Inc.†	58,947	1,108,204

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	2,648	149,082

Finance-Credit Card - 0.9%

American Express Co.	168,588	7,345,379

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	274,427	5,205,880

Finance-Leasing Companies - 0.1%

ORIX Corp.#(1)	9,750	1,095,363

Finance-Other Services - 0.2%

IntercontinentalExchange, Inc.†	13,442	1,723,264

Food-Catering - 0.2%

Compass Group PLC(1)	163,993	1,475,289

Food-Confectionery - 0.6%

Hershey Co.	86,698	4,536,039

Food-Misc. - 1.3%

Corn Products International, Inc.	5,709	278,713
Danone(1)	34,050	2,134,120

General Mills, Inc.	72,776	2,702,901
Kellogg Co.	85,034	4,554,421
Sara Lee Corp.	29,838	510,827

		10,180,982

Food-Retail - 0.6%

Jeronimo Martins SGPS SA(1)	24,700	396,005
Magnit OJSC GDR	3,640	103,376
Whole Foods Market, Inc.#	69,030	4,042,397

		4,541,778

Garden Products - 0.1%

Toro Co.	14,897	929,573

Gold Mining - 0.2%

Newmont Mining Corp.	34,867	1,927,099

Home Furnishings - 0.0%

Tempur-Pedic International, Inc.†#	496	23,282

Hotel/Motels - 0.6%

Starwood Hotels & Resorts Worldwide, Inc.#	75,314	4,601,685

Human Resources - 0.3%

Adecco SA(1)	21,820	1,468,634
Capita Group PLC(1)	72,960	860,411

		2,329,045

Industrial Automated/Robotic - 1.2%

Rockwell Automation, Inc.	106,494	9,342,719

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	13,830	1,272,360

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.†	35,469	1,979,880

Insurance-Life/Health - 0.5%

Aflac, Inc.	72,824	4,286,421

Insurance-Property/Casualty - 0.1%

Admiral Group PLC(1)	32,090	880,917

Insurance-Reinsurance - 0.1%

Reinsurance Group of America, Inc.	8,274	499,667

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	642	75,762

Internet Security - 0.5%

Symantec Corp.†	200,664	3,617,972

Investment Management/Advisor Services - 1.1%

BlackRock, Inc.	24,063	4,908,611
Legg Mason, Inc.	25,799	935,214
T. Rowe Price Group, Inc.	43,950	2,943,771

		8,787,596

Machine Tools & Related Products - 0.2%

Sandvik AB(1)	62,470	1,197,681

Machinery-Construction & Mining - 1.6%

Atlas Copco AB, Class A(1)	25,440	638,852
Caterpillar, Inc.	67,512	6,949,010
Joy Global, Inc.	32,990	3,212,567
Komatsu, Ltd.(1)	63,600	1,948,294

		12,748,723

Machinery-Farming - 0.9%

Deere & Co.	79,283	7,147,362

Medical Information Systems - 0.1%

Cerner Corp.†#	4,260	427,917

Medical Instruments - 1.3%

Bruker Corp.†	38,151	732,118
Edwards Lifesciences Corp.†	22,894	1,946,906
Intuitive Surgical, Inc.†	10,173	3,336,235
Medtronic, Inc.	105,451	4,209,604

		10,224,863

Medical Products - 1.4%

Baxter International, Inc.	2,934	155,942
Cooper Cos., Inc.	39,389	2,435,028
Covidien PLC	109,231	5,619,935
Sonova Holding AG(1)	3,880	515,962
Varian Medical Systems, Inc.†#	15,969	1,106,332
Zimmer Holdings, Inc.†	23,931	1,491,859

		11,325,058

Medical-Biomedical/Gene - 1.6%

Alexion Pharmaceuticals, Inc.†#	7,544	726,336
Amgen, Inc.†	51,607	2,648,987
Biogen Idec, Inc.†	13,474	921,622
Celgene Corp.†	17,233	915,072
Gilead Sciences, Inc.†	97,324	3,793,690
Human Genome Sciences, Inc.†#	42,337	1,059,695
Illumina, Inc.†#	16,508	1,145,655
United Therapeutics Corp.†#	15,414	1,039,366

		12,250,423

Medical-Drugs - 2.3%

Abbott Laboratories	171,934	8,270,025
Allergan, Inc.	81,047	6,011,256
Eli Lilly & Co.	10,692	369,516
Novartis AG(1)	13,930	782,299
Novo Nordisk A/S, Class B(1)	19,915	2,507,540

		17,940,636

Medical-Generic Drugs - 0.1%

Perrigo Co.#	5,101	389,869
Teva Pharmaceutical Industries, Ltd. ADR	7,750	388,275

		778,144

Medical-HMO - 0.1%

Humana, Inc.†	15,049	978,335
Magellan Health Services, Inc.†	2,220	106,516

		1,084,851

Medical-Wholesale Drug Distribution - 0.3%

Cardinal Health, Inc.	24,180	1,006,855
McKesson Corp.	13,634	1,080,904

		2,087,759

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	11,440	1,621,620

Metal-Aluminum - 0.1%

Alcoa, Inc.	49,495	833,991

Metal-Copper - 1.0%

Antofagasta PLC(1)	38,940	890,107

Freeport-McMoRan Copper & Gold, Inc.	132,039	6,991,465

		7,881,572

Metal-Diversified - 0.1%

Rio Tinto PLC(1)	13,700	966,363

Metal-Iron - 0.7%

Cliffs Natural Resources, Inc.	55,875	5,423,786

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.#	120,970	4,937,995

Multimedia - 1.1%

FactSet Research Systems, Inc.#	6,040	633,475
McGraw-Hill Cos., Inc.	27,416	1,060,451
Walt Disney Co.	167,138	7,310,616

		9,004,542

Networking Products - 1.2%

Cisco Systems, Inc.†	313,234	5,813,623
Juniper Networks, Inc.†	86,651	3,812,644

		9,626,267

Oil Companies-Exploration & Production - 2.0%

Apache Corp.	7,770	968,297
Cimarex Energy Co.	27,785	3,226,672
CNOOC, Ltd.(1)	156,000	354,908
Devon Energy Corp.	1,772	162,032
Occidental Petroleum Corp.	76,815	7,832,826
Pioneer Natural Resources Co.	318	32,544
Southwestern Energy Co.†	57,524	2,271,048
W&T Offshore, Inc.	29,912	763,653

		15,611,980

Oil Companies-Integrated - 5.3%

BG Group PLC(1)	70,220	1,713,154
Chevron Corp.	12,336	1,279,860
ConocoPhillips	54,372	4,233,947
Exxon Mobil Corp.	400,328	34,240,054

		41,467,015

Oil Field Machinery & Equipment - 0.0%

Complete Production Services, Inc.†	6,746	194,352

Oil-Field Services - 3.5%

Core Laboratories NV	27,108	2,801,612
Halliburton Co.	43,195	2,027,573
Oceaneering International, Inc.†	12,378	1,035,172
Petrofac, Ltd.(1)	23,180	524,829
Saipem SpA(1)	36,046	1,822,832
Schlumberger, Ltd.	204,443	19,099,065
Weatherford International, Ltd.†	14,287	345,460

		27,656,543

Paper & Related Products - 0.1%

Domtar Corp.	10,484	916,302

Pharmacy Services - 1.8%

Express Scripts, Inc.†	191,812	10,783,671
Medco Health Solutions, Inc.†	57,593	3,550,032

		14,333,703

Real Estate Investment Trusts - 0.1%

Rayonier, Inc.	15,142	928,659

Real Estate Management/Services - 0.5%

CB Richard Ellis Group, Inc., Class A†	146,420	3,666,357

Recreational Vehicles - 0.1%

Polaris Industries, Inc.#	12,401	935,655

Retail-Apparel/Shoe - 1.1%

American Eagle Outfitters, Inc.#	110,588	1,697,526
Limited Brands, Inc.	176,244	5,643,333
Lululemon Athletica, Inc.†	12,569	975,228
Ross Stores, Inc.	8,745	629,990

		8,946,077

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	4,365	1,125,952

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†	25,634	1,234,277

Retail-Building Products - 1.3%

Home Depot, Inc.	273,825	10,260,223
Lowe’s Cos., Inc.	602	15,754

		10,275,977

Retail-Discount - 2.1%

Costco Wholesale Corp.	124,398	9,303,726
Dollar Tree, Inc.†	8,468	426,110
Target Corp.	113,653	5,972,465
Wal-Mart Stores, Inc.	8,625	448,328

		16,150,629

Retail-Drug Store - 0.8%

Walgreen Co.	136,744	5,926,485

Retail-Home Furnishings - 0.1%

Nitori Holdings Co., Ltd.#(1)	4,300	380,767

Retail-Jewelry - 0.2%

Pandora A/S†(1)	10,930	635,978
Swatch Group AG(1)	1,850	788,717

		1,424,695

Retail-Mail Order - 0.2%

Williams-Sonoma, Inc.#	37,987	1,370,951

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	28,108	1,401,746

Retail-Misc./Diversified - 0.1%

Wesfarmers, Ltd.(1)	17,500	590,276

Retail-Office Supplies - 0.2%

OfficeMax, Inc.†#	98,374	1,351,659

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.	50,790	2,737,073

Retail-Restaurants - 1.8%

Cheesecake Factory, Inc.†	20,552	596,830
Chipotle Mexican Grill, Inc.†#	8,745	2,142,525
McDonald’s Corp.	106,007	8,022,610
Panera Bread Co., Class A†	8,124	948,477
Starbucks Corp.	67,621	2,230,140

		13,940,582

Schools - 0.0%

ITT Educational Services, Inc.†#	2,260	171,421

Semiconductor Components-Integrated Circuits - 0.7%

Atmel Corp.†	64,251	943,205
Cypress Semiconductor Corp.†	34,355	720,081

Linear Technology Corp.	96,807	3,345,650
Marvell Technology Group, Ltd.†	34,695	634,224

		5,643,160

Semiconductor Equipment - 0.3%

ASML Holding NV	16,690	727,684
Lam Research Corp.†	2,584	141,862
Teradyne, Inc.†#	59,183	1,102,579

		1,972,125

Silver Mining - 0.0%

Hecla Mining Co.†	10,566	107,245

Soap & Cleaning Preparation - 0.2%

Reckitt Benckiser Group PLC(1)	25,107	1,293,936

Software Tools - 0.4%

VMware, Inc., Class A†#	39,552	3,308,525

Telecom Equipment-Fiber Optics - 0.0%

IPG Photonics Corp.†	2,645	150,553

Telecommunication Equipment - 0.0%

Plantronics, Inc.	10,530	367,392

Telephone-Integrated - 0.5%

AT&T, Inc.	95,631	2,714,008
Verizon Communications, Inc.	23,707	875,262

		3,589,270

Tobacco - 0.4%

Philip Morris International, Inc.	49,387	3,100,516

Transactional Software - 0.1%

VeriFone Systems, Inc.†#	22,435	1,019,446

Transport-Equipment & Leasing - 0.1%

Amerco, Inc.†#	4,441	428,956

Transport-Rail - 0.7%

Union Pacific Corp.	58,955	5,624,897

Transport-Services - 1.7%

Expeditors International of Washington, Inc.	22,310	1,066,418
United Parcel Service, Inc., Class B	163,332	12,053,902

		13,120,320

Vitamins & Nutrition Products - 0.2%

Herbalife, Ltd.	3,508	275,062
Mead Johnson Nutrition Co.	17,806	1,065,689

		1,340,751

Web Hosting/Design - 0.1%

Equinix, Inc.†#	6,890	595,572

Web Portals/ISP - 2.7%

Baidu, Inc. ADR†	11,930	1,445,439
Google, Inc., Class A†	32,147	19,718,970

		21,164,409

Wireless Equipment - 3.5%

American Tower Corp., Class A†	32,904	1,775,500
Aruba Networks, Inc.†	20,731	631,259
Crown Castle International Corp.†	130,729	5,510,227
QUALCOMM, Inc.	298,860	17,806,079
RF Micro Devices, Inc.†#	286,837	2,151,277

		27,874,342

Total Common Stock
(cost $627,250,609)		782,403,174

EXCHANGE-TRADED FUNDS - 0.1%

iShares Russell 1000 Growth Index Fund
(cost $734,862)	12,162	737,747

Total Long-Term Investment Securities
(cost $627,985,471)		783,140,921

SHORT-TERM INVESTMENT SECURITIES - 7.8%
Collective Investment Pool - 7.4%

Securities Lending Quality Trust(2)	58,682,509	58,578,357

Time Deposits - 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$3,024,000	3,024,000

Total Short-Term Investment Securities
(cost $61,706,509)		61,602,357

TOTAL INVESTMENTS
(cost $689,691,980)(3)	107.5%	844,743,278
Liabilities in excess of other assets	(7.5)	(58,914,671)

NET ASSETS	100.0%	$785,828,607

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $46,757,875 representing 6.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $974,820 representing 0.1% of net assets.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	DKK	8,705,344	USD	1,610,014	03/31/2011	$—	$(823)

Currency Legend

DKK	-	Danish Krone
USD	-	United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$39,262,297	$—		$—	$39,262,297
Oil Companies - Integrated	39,753,861	1,713,154	#	—	41,467,015
Other Industries*	656,629,141	45,044,721	#	—	701,673,862
Exchange-Traded Funds	737,747	—		—	737,747
Short-Term Investment Securities:		—
Collective Investment Pool	—	58,578,357		—	58,578,357
Time Deposits	—	3,024,000		—	3,024,000

Total	$736,383,046	$108,360,232		$—	$844,743,278

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$(823)		$—	$(823)

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $46,757,875 representing 6.0% of net assets. See Note 1.
*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 100.7%
Agricultural Chemicals - 0.9%

Monsanto Co.	23,800	$1,710,982

Applications Software - 0.8%

Nuance Communications, Inc.†	82,600	1,541,316

Chemicals-Diversified - 0.2%

Bayer AG(1)	5,238	406,154

Commercial Services - 0.2%

HMS Holdings Corp.†	6,200	468,472

Computer Software - 0.1%

DynaVox, Inc., Class A†	23,174	135,336

Consulting Services - 0.1%

MAXIMUS, Inc.	2,300	170,200

Dental Supplies & Equipment - 1.0%

DENTSPLY International, Inc.	50,600	1,890,922

Diagnostic Kits - 1.3%

BG Medicine, Inc.†	21,500	183,825
IDEXX Laboratories, Inc.†	31,500	2,447,550

		2,631,375

Dialysis Centers - 1.0%

DaVita, Inc.†	21,800	1,730,266
Fresenius Medical Care AG & Co. KGaA(1)	4,508	298,268

		2,028,534

Disposable Medical Products - 0.5%

C.R. Bard, Inc.	7,500	733,200
Shandong Weigao Group Medical Polymer Co., Ltd.(1)	128,000	316,530

		1,049,730

Drug Delivery Systems - 1.4%

Alkermes, Inc.†	150,200	2,152,366
Depomed, Inc.†	33,800	283,582
Nektar Therapeutics†	28,200	270,438

		2,706,386

E-Commerce/Products - 0.2%

drugstore.com, Inc.†	188,100	374,319

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	2,700	113,616

Heart Monitors - 1.0%

HeartWare International, Inc.†	22,512	1,892,809

Instruments-Scientific - 1.8%

Thermo Fisher Scientific, Inc.†	31,900	1,780,658
Waters Corp.†	22,500	1,868,625

		3,649,283

Insurance-Life/Health - 0.1%

Odontoprev SA	15,400	207,333

Internet Content-Information/News - 0.7%

WebMD Health Corp.†	24,400	1,415,200

Medical Information Systems - 1.2%

Allscripts Healthcare Solutions, Inc.†	45,100	962,885
athenahealth, Inc.†	13,100	593,954
Cerner Corp.†	9,000	904,050

		2,460,889

Medical Instruments - 3.7%

Arthrocare Corp.†	23,287	803,169
Boston Scientific Corp.†	63,200	452,512
Bruker Corp.†	22,500	431,775
Conceptus, Inc.†	76,200	1,071,372
Edwards Lifesciences Corp.†	44,900	3,818,296
Intuitive Surgical, Inc.†	1,160	380,422
Thoratec Corp.†	9,600	267,648

		7,225,194

Medical Labs & Testing Services - 1.6%

Covance, Inc.†	37,400	2,110,482
Fleury SA	45,000	596,376
Laboratory Corp. of America Holdings†	5,200	468,676

		3,175,534

Medical Laser Systems - 0.2%

LCA-Vision, Inc.†	48,600	343,602

Medical Products - 10.3%

Baxter International, Inc.	46,944	2,495,074
China Medical System Holdings, Ltd.†(1)	491,200	433,521
Covidien PLC	90,100	4,635,645
EnteroMedics, Inc.†	75,950	211,901
Fresenius SE & Co. KGaA(1)	10,536	960,738
Henry Schein, Inc.†	41,600	2,869,568
Hospira, Inc.†	13,100	692,335
Nobel Biocare Holding AG(1)	32,773	630,259
PSS World Medical, Inc.†	11,700	304,434
Sonova Holding AG(1)	1,516	201,597
Stryker Corp.	69,600	4,402,896
Tornier BV†	6,300	115,731
Zimmer Holdings, Inc.†	39,400	2,456,196

		20,409,895

Medical-Biomedical/Gene - 29.3%

Acorda Therapeutics, Inc.†	37,175	779,560
Aegerion Pharmaceuticals, Inc.†	11,600	172,376
Alexion Pharmaceuticals, Inc.†	136,220	13,115,261
AMAG Pharmaceuticals, Inc.†	27,600	508,116
Amarin Corp. PLC ADR†	39,400	304,562
Amgen, Inc.†	60,675	3,114,448
Amylin Pharmaceuticals, Inc.†	38,900	595,170
Arqule, Inc.†	21,200	135,044
Basilea Pharmaceutica†(1)	1,848	139,581
Biocon, Ltd.(1)	23,900	165,119
BioCryst Pharmaceuticals, Inc.†	28,500	123,690
Biogen Idec, Inc.†	5,300	362,520
Celgene Corp.†	79,540	4,223,574
Cubist Pharmaceuticals, Inc.†	45,000	986,850
Dendreon Corp.†	33,900	1,138,701
Dyadic International, Inc.†	35,800	69,810
Exelixis, Inc.†	183,600	2,285,820
Gilead Sciences, Inc.†	149,400	5,823,612
Halozyme Therapeutics, Inc.†	20,000	138,200
Human Genome Sciences, Inc.†	114,500	2,865,935
Illumina, Inc.†	59,400	4,122,360
Incyte Corp., Ltd.†	274,700	3,757,896
Intercell AG†(1)	12,122	145,170
InterMune, Inc.†	58,200	2,130,702
Lexicon Pharmaceuticals, Inc.†	59,200	114,848
Medicines Co.†	211,140	3,671,725
Micromet, Inc.†	24,300	151,389
Momenta Pharmaceuticals, Inc.†	34,600	480,248

Newron Pharmaceuticals SpA†(1)	9,000	68,332
Pacific Biosciences Of California, Inc.†(2)(3)(4)	9,708	145,156
Regeneron Pharmaceuticals, Inc.†	54,700	1,983,969
Seattle Genetics, Inc.†	61,000	905,850
Sinovac Biotech, Ltd.†	48,300	218,316
Vertex Pharmaceuticals, Inc.†	58,194	2,715,914
Vical, Inc.†	114,800	242,228

		57,902,052

Medical-Drugs - 14.8%

Achillion Pharmaceuticals, Inc.†	39,400	228,914
Allergan, Inc.	11,300	838,121
Anacor Pharmaceuticals, Inc.†	49,300	390,949
Ardea Biosciences, Inc.†	22,017	583,671
Auxilium Pharmaceuticals, Inc.†	15,200	341,544
Cadence Pharmaceuticals, Inc.†	67,500	506,925
Cardiome Pharma Corp.†	48,800	281,576
Cephalon, Inc.†	39,400	2,218,614
Daiichi Sankyo Co., Ltd.(1)	27,500	590,175
Dr. Reddy’s Laboratories, Ltd.ADR	10,800	367,740
Elan Corp. PLC ADR†	192,300	1,221,105
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	3,996	194,400
Hikma Pharmaceuticals PLC(1)	31,400	390,646
Idenix Pharmaceuticals, Inc.†	196,200	663,156
Infinity Pharmaceuticals, Inc.†	28,850	167,041
Ironwood Pharmaceuticals, Inc.†	7,700	94,171
Jazz Pharmaceuticals, Inc.†	3,700	91,131
Lijun International Pharmaceutical Holding, Ltd.(1)	190,000	47,437
MAP Pharmaceuticals, Inc.†	26,700	430,671
Medicis Pharmaceutical Corp., Class A	3,800	121,942
Merck & Co., Inc.	88,204	2,872,804
Novo Nordisk A/S, Class B(1)	7,346	924,951
Optimer Pharmaceuticals, Inc.†	21,000	250,740
Orexigen Therapeutics, Inc.†	5,700	18,582
Pacira Pharmaceuticals, Inc.†	18,300	126,270
Pfizer, Inc.	62,366	1,199,922
Pharmasset, Inc.†	33,800	1,690,000
Poniard Pharmaceuticals, Inc.†	96,100	33,635
Rigel Pharmaceuticals, Inc.†	19,800	138,402
Roche Holding AG(1)	13,169	1,985,583
Salix Pharmaceuticals, Ltd.†	15,000	500,100
Sanofi-Aventis SA(1)	3,000	207,095
Shire PLC(1)	26,700	755,962
Shire PLC ADR	10,332	878,323
Sun Pharmaceutical Industries, Ltd.(1)	23,000	215,449
Swedish Orphan Biovitrum AB†(1)	76,400	360,661
Targacept, Inc.†	4,100	117,547
UCB SA	11,249	414,465
Valeant Pharmaceuticals International, Inc.	152,933	6,129,555
Vectura Group PLC†(1)	138,600	168,984
XenoPort, Inc.†	75,100	545,977

		29,304,936

Medical-Generic Drugs - 2.9%

Impax Laboratories, Inc.†	32,700	673,293
Par Pharmaceutical Cos., Inc.†	3,800	117,344
Sawai Pharmaceutical Co., Ltd.(1)	12,900	1,209,953
Simcere Pharmaceutical Group ADR†	33,700	421,250
Teva Pharmaceutical Industries, Ltd. ADR	47,135	2,361,463
Towa Pharmaceutical Co., Ltd.(1)	15,300	847,874

		5,631,177

Medical-HMO - 8.0%

AMERIGROUP Corp.†	61,600	3,532,760
Amil Participacoes SA†	9,500	97,067
Centene Corp.†	80,500	2,452,835
CIGNA Corp.	37,500	1,577,625
Triple-S Management Corp., Class B†	34,757	686,798
UnitedHealth Group, Inc.	65,100	2,771,958
WellCare Health Plans, Inc.†	36,600	1,374,330
WellPoint, Inc.	50,000	3,323,500

		15,816,873

Medical-Hospitals - 3.9%

Bangkok Dusit Medical Services PCL(4)	676,300	1,111,499
Community Health Systems, Inc.†	56,200	2,296,894
Health Management Associates, Inc., Class A†	120,200	1,202,000
Tenet Healthcare Corp.†	132,300	949,914
Universal Health Services, Inc., Class B	44,900	2,052,379

		7,612,686

Medical-Wholesale Drug Distribution - 4.1%

A&D Pharma Holding NV GDR	56,700	336,446
AmerisourceBergen Corp.	71,300	2,702,983
McKesson Corp.	52,600	4,170,128
Profarma Distribuidora de Produtos Farmaceuticos SA	71,700	652,876
Sinopharm Group Co., Class H(1)	75,600	275,588

		8,138,021

Patient Monitoring Equipment - 0.3%

Insulet Corp.†	35,700	631,890

Pharmacy Services - 3.9%

Catalyst Health Solutions, Inc.†	26,114	1,180,614
Express Scripts, Inc.†	56,100	3,153,942
SXC Health Solutions Corp.†	67,300	3,321,255

		7,655,811

Physicians Practice Management - 0.6%

Mednax, Inc.†	18,000	1,168,740

Retail-Drug Store - 0.8%

CVS Caremark Corp.	35,549	1,175,250
Raia SA†	25,200	358,961

		1,534,211

Therapeutics - 3.7%

Alexza Pharmaceuticals, Inc.†	36,700	45,875
Allos Therapeutics, Inc.†	60,100	200,734
AVANIR Pharmaceuticals Inc., Class A†	416,800	1,571,336
BioMarin Pharmaceutical, Inc.†	95,700	2,340,822
Neurocrine Biosciences, Inc.†	88,835	599,636
Onyx Pharmaceuticals, Inc.†	27,200	958,528
Pharmacyclics, Inc.†	93,100	480,396
Theravance, Inc.†	49,000	1,116,220

Warner Chilcott PLC, Class A	4,000	94,720

		7,408,267

Total Common Stock
(cost $161,644,066)		198,811,745

WARRANTS† - 0.0%
Medical Products - 0.0%
EnteroMedics, Inc. Expires 02/23/13 (Strike price $8.28)(2)(3)(5)	82,200	2,343

EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)(2)(5)	42,300	67,912

		70,255

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(2)(3)(5)	13,050	7,126
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(2)(3)	9,484	19,442
Poniard Pharmacueticals, Inc. Expires 04/26/11 (Strike price $4.62)(2)(3)	61,566	0

		26,568

Therapeutics - 0.0%

Favrille, Inc. Expires 03/07/11 (Strike price $5.25)(2)(3)	15,435	0

Total Warrants
(cost $15,021)		96,823

Total Long-Term Investment Securities
(cost $161,659,087)		198,908,568

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%

T. Rowe Price Reserve Investment Fund (cost $1,319,960)	1,319,960	1,319,960

TOTAL INVESTMENTS
(cost $162,979,047)(6)	101.4%	200,228,528
Liabilities in excess of other assets	(1.4)	(2,717,683)

NET ASSETS	100.0%	$197,510,845

†	Non-income producing security
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $11,940,027 representing 6.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $241,979 representing 0.1% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc.
Expires 10/05/16
Strike Price $2.77
(Warrant)	10/5/2009	13,050	$1,631	$7,126	$0.55	0.0%
Cadence Pharmaceuticals, Inc.
Expires 02/18/14
Strike Price $7.84
(Warrant)	2/18/2009	9,484	1,186	19,442	2.05	0.0%
EnteroMedics, Inc.
Expires 02/23/13
Strike Price $8.28
(Warrant)	2/23/2009	82,200	10,275	2,343	0.03	0.0%
Favrille, Inc.
Expires 03/07/11
Strike Price $5.25
(Warrant)	3/10/2006	15,435	1,929	0	0.00	0.0%
Pacific Biosciences of California, Inc.,
(Common Stock)	7/11/2008	9,708	135,905	145,156	14.95	0.1%
Poniard Pharmaceuticals, Inc.
Expires 04/26/11
Strike Price $4.62
(Warrant)	4/26/2006	61,566	0	0	0.00	0.0%

				$174,067		0.1%

(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	See Note 5 for cost of investments on a tax basis.

ADR	American Depository Receipt
GDR	Global Depository Receipt

Open call option contracts written at February 28, 2011 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. Of Contracts	Premiums Received	Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Alexion Pharmaceuticals, Inc.	May-11	$90.00	38	$11,856	$34,960	$(23,104)
Alexion Pharmaceuticals, Inc.	May-11	95.00	38	7,683	22,420	(14,737)
Alexion Pharmaceuticals, Inc.	Aug-11	100.00	8	1,976	4,880	(2,904)
Allergan, Inc.	Apr-11	80.00	19	4,055	950	3,105
Allergan, Inc.	Jan-12	80.00	19	6,973	9,880	(2,907)
Amgen, Inc.	Jul-11	62.50	112	16,258	2,912	13,346
Celgene Corp.	Apr-11	55.00	38	3,920	4,750	(830)
Celgene Corp.	Apr-11	65.00	37	4,033	259	3,774
Cephalon, Inc.	May-11	60.00	76	16,492	10,640	5,852
Cephalon, Inc.	May-11	65.00	75	21,328	4,125	17,203
Cephalon, Inc.	May-11	70.00	19	5,405	570	4,835
Celgene Corp.	Jul-11	57.50	38	7,676	7,828	(152)
Celgene Corp.	Jul-11	60.00	19	2,451	2,584	(133)
Celgene Corp.	Jul-11	67.50	76	8,892	2,584	6,308
Celgene Corp.	Jan-12	75.00	77	20,944	4,466	16,478
Cephalon, Inc.	Aug-11	65.00	19	4,408	2,660	1,748
Cephalon, Inc.	Aug-11	70.00	75	11,025	5,625	5,400
Community Health Systems, Inc.	Jun-11	40.00	112	14,310	45,920	(31,610)
Edwards Lifesciences Corp.	May-11	90.00	57	19,748	21,660	(1,912)
Express Scripts, Inc.	May-11	60.00	56	7,784	6,776	1,008
Express Scripts, Inc.	May-11	62.50	38	5,016	2,470	2,546
Express Scripts, Inc.	Jan-12	70.00	19	4,275	2,774	1,501
Gilead Sciences, Inc.	May-11	40.00	149	18,087	22,201	(4,114)
Human Genome Sciences, Inc.	Apr-11	31.00	208	35,163	15,392	19,771
Illumina, Inc.	Jan-12	90.00	7	1,624	2,065	(441)
Incyte Corp.	Jun-11	20.00	75	8,301	1,875	6,426
Intuitive Surgical, Inc.	Jan-12	300.00	11	32,017	67,760	(35,743)
Monsanto Co.	Jan-12	85.00	55	22,110	23,650	(1,540)
Orexigen Therapeutics, Inc.	Jul-11	15.00	57	7,809	285	7,524
Teva Pharmaceutical Industries, Ltd. ADR	Jun-11	57.50	76	10,336	3,648	6,688
UnitedHealth Group, Inc.	Jan-12	50.00	112	11,989	19,936	(7,947)
Valeant Pharmaceuticals International, Inc.	Jul-11	45.00	37	4,859	6,290	(1,431)
Vertex Pharmaceuticals, Inc.	Jul-11	55.00	56	7,112	10,640	(3,528)

			1,908	$365,915	$375,435	$(9,520)

Open put option contracts written at February 28, 2011 for the Health Sciences Fund were as follows:

Abbott Laboratories	Jan-12	$55.00	19	$17,518	$17,955	$(437)
Acorda Therapeutics, Inc.	Jan-12	25.00	47	24,534	32,900	(8,366)
Agilent Technologies, Inc.	Jan-12	45.00	19	14,378	12,540	1,838
Alexion Pharmaceuticals, Inc.	May-11	60.00	39	25,224	2,535	22,689
Alexion Pharmaceuticals, Inc.	May-11	70.00	15	12,737	900	11,837
Alexion Pharmaceuticals, Inc.	May-11	75.00	27	25,774	2,160	23,614
Alexion Pharmaceuticals, Inc.	May-11	90.00	11	5,857	3,520	2,337
Allscripts Healthcare Solutions	Jan-12	25.00	75	34,876	39,750	(4,874)
Amag Pharmaceuticals, Inc.	Jan-12	20.00	30	12,817	13,200	(383)
Amerigroup Corp.	Mar-11	50.00	38	32,185	950	31,235
Amerisourcebergen Corp.	Jan-12	40.00	75	51,524	37,500	14,024
Amgen, Inc.	Jul-11	60.00	7	3,529	5,950	(2,421)
Amgen, Inc.	Jan-12	57.50	11	6,559	8,690	(2,131)
Amgen, Inc.	Jan-12	60.00	34	26,793	32,980	(6,187)
Amylin Pharmaceuticals, Inc.	Jan-12	20.00	18	11,106	11,250	(144)
Amylin Pharmaceuticals, Inc.	Jan-12	25.00	21	14,381	22,995	(8,614)
Athenahealth, Inc.	Sep-11	49.00	38	38,645	33,440	5,205
Baxter International, Inc.	Jan-12	50.00	19	10,108	7,220	2,888
Becton, Dickinson and Co	Jun-11	90.00	19	19,942	25,080	(5,138)
Boston Scientific Corp.	Jan-12	12.50	19	9,918	10,450	(532)
Cardinal Health, Inc.	Jan-12	45.00	75	53,774	48,000	5,774
Celgene Corp.	Apr-11	50.00	4	820	400	420
Celgene Corp.	Jul-11	50.00	4	1,378	1,032	346
Celgene Corp.	Jan-12	55.00	19	14,668	13,395	1,273
Celgene Corp.	Jan-12	60.00	26	23,372	26,000	(2,628)
Celgene Corp.	Jan-12	65.00	26	31,264	35,490	(4,226)
Celgene Corp.	Jan-12	70.00	36	54,791	64,260	(9,469)
Cerner Corp.	Jan-12	100.00	20	24,940	20,800	4,140
Covance, Inc.	Aug-11	65.00	30	27,509	33,600	(6,091)
Covidien PLC	Jul-11	50.00	56	35,811	14,840	20,971
Covidien PLC	Jul-11	52.50	56	42,951	22,400	20,551
Covidien PLC	Jul-11	55.00	19	17,803	11,020	6,783
Covidien PLC	Jul-11	60.00	7	6,909	6,860	49
Cubist Pharmaceuticals, Inc.	Jan-12	25.00	1	497	650	(153)
DaVita, Inc.	Apr-11	65.00	23	14,542	805	13,737
DaVita, Inc.	Jul-11	70.00	19	9,921	3,230	6,691
DaVita, Inc.	Jul-11	75.00	19	15,143	5,415	9,728
Dendreon Corp.	Jan-12	60.00	27	47,665	74,250	(26,585)
Depomed, Inc.	Jun-11	7.50	75	16,275	6,750	9,525
Depomed, Inc.	Sep-11	10.00	56	15,795	15,680	115
Express Scripts, Inc.	May-11	65.00	49	38,857	49,490	(10,633)
Express Scripts, Inc.	Jan-12	60.00	23	22,295	18,400	3,895
Express Scripts, Inc.	Jan-12	65.00	41	43,226	46,330	(3,104)
Forest Laboratories, Inc.	Jan-12	35.00	37	17,390	18,130	(740)
Genzyme Corp.	Apr-11	75.00	19	11,723	1,444	10,279
Genzyme Corp.	Jan-12	75.00	27	11,394	3,024	8,370
Gilead Sciences, Inc.	May-11	44.00	38	21,987	20,710	1,277
Gilead Sciences, Inc.	Jan-12	40.00	8	3,872	3,640	232
Gilead Sciences, Inc.	Jan-12	45.00	23	18,607	17,710	897
Henry Schein, Inc.	Apr-11	55.00	19	5,956	1,235	4,721
Henry Schein, Inc.	Apr-11	60.00	21	10,317	735	9,582
Henry Schein, Inc.	Jul-11	65.00	19	10,013	4,085	5,928
Hospira, Inc.	Jan-12	60.00	9	7,200	8,550	(1,350)
Human Genome Sciences, Inc.	Apr-11	23.00	23	6,946	4,140	2,806
Humana, Inc.	Jan-12	60.00	115	136,405	59,800	76,605
Humana, Inc.	Jan-12	70.00	56	50,791	56,560	(5,769)
Illumina, Inc.	Mar-11	50.00	58	41,030	580	40,450
Illumina, Inc.	Jan-12	60.00	27	29,359	12,690	16,669
InterMune, Inc.	Apr-11	15.00	88	59,534	6,952	52,582
InterMune, Inc.	Jul-11	40.00	54	48,540	42,930	5,610
InterMune, Inc.	Jan-12	40.00	19	18,172	20,520	(2,348)
InterMune, Inc.	Jan-12	45.00	94	116,324	132,070	(15,746)
Intuitive Surgical, Inc.	Jan-12	260.00	4	19,473	7,520	11,953
Intuitive Surgical, Inc.	Jan-12	300.00	4	17,981	12,960	5,021
Johnson & Johnson	Jan-12	65.00	37	27,347	24,975	2,372
Laboratory Corp.of America Holdings	May-11	85.00	19	13,022	3,420	9,602
Life Technologies Corp.	Jan-12	50.00	15	14,725	6,150	8,575
Life Technologies Corp.	Jan-12	60.00	75	70,836	70,500	336
McKesson Corp.	Jan-12	80.00	37	62,508	29,600	32,908
McKesson Corp.	Jan-12	85.00	19	27,018	20,520	6,498
Medicines Co.	Apr-11	18.00	74	32,928	23,680	9,248
Medicines Co.	Jul-11	15.00	45	11,227	4,500	6,727
Medicines Co.	Jul-11	17.00	57	13,509	10,545	2,964
Medicis Pharmaceutical, Class A	Jan-12	35.00	56	29,319	33,600	(4,281)
Medtronic, Inc.	Jan-12	35.00	40	25,680	8,560	17,120
Medtronic, Inc.	Jan-12	40.00	38	24,139	16,150	7,989
Monsanto Co.	Apr-11	60.00	33	34,584	2,079	32,505
Monsanto Co.	Jan-12	62.50	48	63,757	27,600	36,157
Monsanto Co.	Jan-12	65.00	37	44,489	24,790	19,699
Monsanto Co.	Jan-12	70.00	48	67,307	42,960	24,347
Mylan, Inc.	Jan-12	22.50	1	467	252	215
Mylan, Inc.	Jan-12	25.00	56	20,412	21,840	(1,428)
Orexigen Therapeutics, Inc.	Jul-11	10.00	31	10,907	21,390	(10,483)
Perrigo Co.	Jan-12	80.00	23	29,945	29,440	505
Pfizer, Inc.	Jan-12	20.00	301	95,063	74,046	21,017
Pfizer, Inc.	Jan-12	22.50	257	127,935	110,510	17,425
Pharmasset, Inc.	May-11	35.00	6	4,182	390	3,792
Quest Diagnostics, Inc.	Jan-12	55.00	19	10,108	8,170	1,938
Quest Diagnostics, Inc.	Jan-12	60.00	23	19,021	16,100	2,921
Quest Diagnostics, Inc.	Jan-12	65.00	59	56,899	61,360	(4,461)
Salix Pharmaceuticals, Ltd.	Jan-12	50.00	23	27,300	45,080	(17,780)
Sanofi Aventis ADR	Mar-11	35.00	39	22,113	4,095	18,018
St Jude Medical, Inc.	Jan-12	45.00	36	20,412	14,040	6,372
Stryker Corp.	Jan-12	60.00	41	37,941	20,090	17,851
Stryker Corp.	Jan-12	65.00	19	17,556	13,870	3,686
Stryker Corp.	Jan-12	70.00	19	22,838	19,760	3,078
SXC Health Solutions Corp.	Jul-11	50.00	22	18,084	11,660	6,424
Teva Pharmaceutical Industries, Ltd. ADR	Jun-11	52.50	23	7,521	9,430	(1,909)
Thermo Fisher Scientific, Inc.	Mar-11	50.00	31	20,038	620	19,418
UnitedHealth Group, Inc.	Jan-12	35.00	42	36,183	8,442	27,741
UnitedHealth Group, Inc.	Jan-12	40.00	22	19,096	8,140	10,956
UnitedHealth Group, Inc.	Jan-12	45.00	37	20,979	23,125	(2,146)
UnitedHealth Group, Inc.	Jan-12	50.00	37	31,593	35,705	(4,112)
Valeant Pharmaceuticals International, Inc.	Jan-12	65.00	23	26,262	6,555	19,707
Warner Chilcott PLC, Class A	Apr-11	25.00	80	40,086	16,400	23,686
Waters Corp.	Aug-11	80.00	37	29,673	16,650	13,023
Wellpoint, Inc.	Jan-12	65.00	26	21,591	17,810	3,781
Zimmer Holdings, Inc.	Jun-11	50.00	19	10,025	950	9,075
Zimmer Holdings, Inc.	Jan-12	65.00	29	21,663	21,460	203
Zimmer Holdings, Inc.	Jan-12	70.00	56	55,296	61,040	(5,744)

			4,169	$3,065,209	$2,325,096	$740,113

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical Products	$18,183,780	$2,226,115	#	$—	$20,409,895
Medical - Biomedical/Gene	57,238,694	663,358	#	—	57,902,052
Medical - Drugs	23,463,593	5,841,343	#	—	29,304,936
Medical - HMO	15,816,873	—		—	15,816,873
Other Industries*	70,912,123	4,465,866	#	—	75,377,989
Warrants	—	19,442		77,381	96,823
Short-Term Investment Securities:
Registered Investment Companies	—	1,319,960		—	1,319,960
Other Financial Instruments:+
Call Option Contracts Written - Appreciation	123,513	—		—	123,513
Put Option Contracts Written - Appreciation	920,526	—		—	920,526

Total	$186,659,102	$14,536,084		$77,381	$201,272,567

LIABILITIES:
Other Financial Instruments:+
Call Option Contracts Written - Depreciation	(133,033)	—		—	(133,033)
Put Option Contracts Written - Depreciation	(180,413)				(180,413)

Total	$(313,446)	$—		$—	$(313,446)

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $11,940,027 representing 6.0% of net assets. See Note 1.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Warrants
Balance as of 5/31/2010	$135,905	$28,566
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)(1)	—	48,815
Net purchases(sales)	(135,905)	0
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/2011	$—	$77,381

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Convertible Preferred Stock	Warrants
$—	$48,815

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Principal Amount(6)/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 29.5%
Banks-Commercial - 5.3%

BNP Paribas LLC FRS Bank Guar. Notes 1.76% due 04/03/17	$674,000	$657,272
BNP Paribas US FRS Bank Guar. Notes 2.61% due 03/23/12(1)(2)	3,000,000	3,015,000
Branch Banking & Trust Co. FRS Sub. Notes 0.61% due 05/23/17	3,000,000	2,747,124
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.80% due 04/01/13	1,206,000	1,203,770
National City Bank FRS Sub. Notes 0.67% due 06/07/17	1,000,000	903,581
Regions Financial Corp. Senior Notes 4.88% due 04/26/13	1,000,000	1,005,000
Sky Financial Capital Trust I Notes 9.34% due 05/01/30(1)	1,000,000	1,002,500
State Street Bank & Trust Co. FRS Sub. Notes 0.50% due 12/08/15	1,400,000	1,340,784
SunTrust Bank FRS Sub. Notes 0.60% due 04/01/15	2,000,000	1,908,118

		13,783,149

Banks-Fiduciary - 0.5%

State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/01/77	1,500,000	1,216,779

Banks-Money Center - 0.4%

RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/34(3)	50,000	36,125
UBS Preferred Funding Trust II FRS Sub. Notes 7.25% due 06/26/11(3)	1,000,000	1,009,247

		1,045,372

Banks-Super Regional - 3.8%

Bank of America NA FRS Sub. Notes 0.58% due 06/15/16	2,000,000	1,853,172
Bank of America NA FRS Sub. Notes 0.60% due 06/15/17	2,000,000	1,812,740
Fifth Third Bancorp. FRS Sub. Notes 0.72% due 12/20/16	1,000,000	918,630
PNC Funding Corp. FRS Bank Guar. Notes 0.50% due 01/31/14	500,000	496,113
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(3)	1,370,000	1,082,300
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	1,000,000	956,032
Wachovia Corp. FRS Sub. Notes 0.64% due 10/28/15	3,000,000	2,895,684

		10,014,671

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. FRS Company Guar. Notes 0.85% due 01/27/14	300,000	300,943

Diversified Banking Institutions - 6.9%

Bank of America Corp. FRS Senior Notes 1.72% due 01/30/14	1,000,000	1,012,528
BankBoston Capital Trust III FRS Company Guar. Notes 1.05% due 06/15/27	1,000,000	741,020
Citigroup, Inc. FRS Senior Notes 0.43% due 03/16/12	1,000,000	996,849
Citigroup, Inc. FRS Senior Notes 0.59% due 11/05/14	1,475,000	1,436,349
Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/13(1)	5,000,000	5,113,000
Goldman Sachs Group, Inc. FRS Senior Notes 1.31% due 02/07/14	900,000	903,419
JPMorgan Chase & Co. FRS Senior Notes 4.00% due 02/25/21	1,000,000	1,000,417
JPMorgan Chase & Co. FRS Senior Notes 5.00% due 04/28/20	2,000,000	1,999,600
Morgan Stanley FRS Senior Notes 0.78% due 10/15/15	2,000,000	1,917,224
Morgan Stanley FRS Senior Notes 1.90% due 01/24/14	400,000	405,880
Morgan Stanley FRS Senior Notes 2.81% due 05/14/13	1,000,000	1,034,769
Morgan Stanley FRS Senior Notes 3.14% due 06/01/11	150,000	150,636
Morgan Stanley FRS Senior Notes 3.49% due 11/01/13	1,150,000	1,193,102

		17,904,793

Diversified Financial Services - 1.1%

General Electric Capital Corp. FRS Senior Notes 0.43% due 03/20/14	1,000,000	979,942

Morgan Stanley & Co., Inc. FRS Senior Notes 5.00% due 02/11/20	2,000,000	2,005,612

		2,985,554

Finance-Auto Loans - 0.4%

Ford Motor Credit Co. LLC FRS Senior Notes 3.05% due 01/13/12	1,000,000	1,010,190

Finance-Investment Banker/Broker - 3.2%

Citigroup Funding, Inc. FRS Company Guar. Notes 2.24% due 05/28/13	5,000,000	5,005,000
Citigroup Funding, Inc. FRS Company Guar. Notes 5.00% due 03/30/20	3,000,000	2,927,700
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 04/14/11(4)(5)	400,000	100,500
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 06/10/14(4)(5)	578,000	145,222
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 11/01/14(4)(5)	1,000,000	237,500

		8,415,922

Insurance-Life/Health - 4.0%

John Hancock Life Insurance Co. FRS Company Guar. Notes 3.23% due 08/15/11	1,000,000	1,004,800
Pacific Life Global Funding FRS Bonds 3.32% due 02/06/16*	300,000	305,679
Principal Life Income Funding Trusts FRS Senior Sec. Notes 2.54% due 03/01/12	4,390,000	4,498,082
Principal Life Income Funding Trusts FRS Senior Sec. Notes 2.95% due 07/15/11	2,464,000	2,484,254
Protective Life Secured Trusts FRS Senior Sec. Notes 3.01% due 09/10/11	170,000	170,942
Prudential Financial, Inc. FRS Senior Notes 4.25% due 05/23/18	2,000,000	2,018,120

		10,481,877

Insurance-Multi-line - 2.5%

ING Capital Funding Trust III FRS Company Guar. Notes 3.90% due 06/30/11(3)	1,000,000	959,530
Monumental Global Funding III FRS Senior Sec. Notes 3.32% due 05/22/18*	5,000,000	5,421,278

		6,380,808

Insurance-Reinsurance - 0.1%

Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 0.63% due 01/10/14	300,000	300,677

Paper & Related Products - 0.2%

Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	500,000	497,361

Special Purpose Entities - 1.0%

Genworth Global Funding Trusts FRS Sec. Notes 0.45% due 05/15/12	1,000,000	988,495
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(3)	500,000	391,020
Hartford Life Institutional Funding FRS Senior Sec. Notes 0.63% due 08/15/13*	250,000	246,867
Strats-Daimler Chrysler FRS Bonds 3.50% due 11/15/13*	1,000,000	988,950

		2,615,332

Total U.S. Corporate Bonds & Notes
(cost $76,498,336)		76,953,428

FOREIGN CORPORATE BONDS & NOTES - 6.5%
Banks-Commercial - 3.4%

Barclays Bank PLC FRS Senior Notes 1.34% due 01/13/14	500,000	505,350
Barclays Bank PLC FRS Senior Notes 2.64% due 02/25/13	3,000,000	3,040,500
Barclays Bank PLC FRS Senior Notes 4.50% due 03/10/17	2,000,000	1,958,400
Barclays Bank PLC FRS Sub. Notes 7.38% due 12/15/11*(3)	1,000,000	995,000
Den Norske Creditbank FRS Jr. Sub. Notes 0.56% due 05/31/11(3)	1,000,000	600,000
Intesa Sanpaolo SpA FRS Notes 2.71% due 02/24/14*	1,800,000	1,797,446

		8,896,696

Banks-Money Center - 0.7%

ABN Amro Bank NV FRS Senior Notes 2.07% due 01/30/14*	1,000,000	1,000,550

Lloyds TSB Bank PLC FRS Senior Notes 2.65% due 01/24/14		800,000	820,926

			1,821,476

Diversified Banking Institutions - 1.2%

Natixis FRS Sub. Notes 0.55% due 01/15/19		1,000,000	856,333
UBS AG FRS Senior Notes 1.30% due 01/28/14		500,000	505,143
UBS AG FRS Notes 4.50% due 04/09/20(1)		2,000,000	1,925,000

			3,286,476

Gold Mining - 0.4%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		1,000,000	954,982

Paper & Related Products - 0.3%

Inversiones CMPC SA Notes 4.75% due 01/19/18*		750,000	721,590

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 3.75% due 03/01/16		250,000	248,933

Telephone-Integrated - 0.4%

Telefonica Emisiones SAU FRS Company Guar. Notes 0.64% due 02/04/13		1,000,000	987,592

Total Foreign Corporate Bonds & Notes
(cost $17,068,362)			16,917,745

FOREIGN GOVERNMENT AGENCIES - 8.9%
Sovereign - 8.9%

Government of Australia Bonds 2.50% due 09/20/30	AUD	1,250,000	1,255,913
Government of Australia Bonds 3.00% due 09/20/25	AUD	12,000,000	13,274,756
Government of Canada Bonds 1.50% due 12/01/44	CAD	2,541,100	2,809,164
Government of Canada Bonds 4.25% due 12/01/21	CAD	4,243,050	5,793,878

Total Foreign Government Agencies
(cost $19,958,337)			23,133,711

U.S. GOVERNMENT TREASURIES - 51.9%
United States Treasury Bonds - 38.5%

1.38% due 01/15/20 TIPS(7)		6,081,000	6,360,349
1.75% due 01/15/28 TIPS(7)		16,633,785	16,809,222
1.88% due 07/15/19 TIPS(7)		1,539,675	1,686,786
2.00% due 01/15/26 TIPS(7)		8,844,882	9,356,921
2.13% due 02/15/40 TIPS(7)		4,461,600	4,642,853
2.38% due 01/15/25 TIPS(7)		3,488,100	3,886,779
2.50% due 01/15/29 TIPS(7)		8,676,800	9,745,131
2.63% due 07/15/17 TIPS(7)		8,459,680	9,709,462
3.63% due 04/15/28 TIPS(7)		12,195,450	15,604,456
3.88% due 04/15/29 TIPS(7)		16,998,045	22,571,551

			100,373,510

United States Treasury Notes - 13.4%

1.38% due 07/15/18 TIPS(7)		8,537,340	9,080,929
1.63% due 01/15/15 TIPS(7)		3,110,511	3,368,099
1.88% due 07/15/15 TIPS(7)		12,394,360	13,629,929
2.00% due 07/15/14 TIPS(7)		2,325,400	2,547,948
2.00% due 01/15/16 TIPS(7)		1,104,230	1,218,362
3.38% due 01/15/12 TIPS(7)		4,937,160	5,175,146

			35,020,413

Total U.S. Government Treasuries
(cost $124,976,169)			135,393,923

PREFERRED STOCK - 1.5%
Diversified Banking Institutions - 0.4%

Goldman Sachs Group, Inc. 6.13%		40,000	974,000

Finance-Consumer Loans - 0.4%

SLM Corp. FRS 3.14%		53,000	1,110,880

Insurance-Life/Health - 0.7%

Principal Financial Group, Inc. 5.56%		18,500	1,786,406

Total Preferred Stock
(cost $3,700,925)			3,871,286

Total Long-Term Investment Securities
(cost $242,202,129)			256,270,093

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Time Deposits - 1.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11 (cost $3,831,000)		3,831,000	3,831,000

TOTAL INVESTMENTS
(cost $246,033,129) (8)		99.8%	260,101,093
Other assets less liabilities		0.2	513,630

NET ASSETS		100.0%	$260,614,723

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $14,012,003 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $3,015,000 representing 1.2% of net assets.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Bond in default
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	In United States dollars unless otherwise indicated.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 5 for cost of investments on a tax basis.

TIPS	- Treasury Inflation Protected Securities
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$57,890,628	$19,062,800	$76,953,428
Foreign Corporate Bonds & Notes	—	9,993,845	6,923,900	16,917,745
Foreign Government Agencies	—	23,133,711	—	23,133,711
U.S. Government Treasuries	—	135,393,923	—	135,393,923
Preferred Stock	3,871,286	—	—	3,871,286
Short-Term Investment Securities:
Time Deposit	—	3,831,000	—	3,831,000

Total	$3,871,286	$230,243,107	$25,986,700	$260,101,093

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2010	$9,668,750	$6,733,800
Accrued discounts/premiums	(8,257)	(7,196)
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation) (1)	367,307	197,296
Net purchases(sales)	4,030,000	—
Transfers in and/or out of Level 3(2)	5,005,000	—

Balance as of 2/28/2011	$19,062,800	$6,923,900

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$367,307	$197,296

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount (8)	Value (Note 1)
COMMON STOCK - 89.2%
Australia - 8.2%

AGL Energy, Ltd.(1)	34,762	$518,345
Alumina, Ltd.(1)	204,186	499,593
Amcor, Ltd.(1)	99,879	706,472
AMP, Ltd.#(1)	187,177	1,014,506
Aristocrat Leisure, Ltd.#(1)	312	1,014
Asciano, Ltd.(1)	503,727	906,018
ASX, Ltd.(1)	14,763	549,751
Australia & New Zealand Banking Group, Ltd.(1)	212,519	5,243,090
AXA Asia Pacific Holdings, Ltd.(1)	92,367	595,976
Bendigo and Adelaide Bank, Ltd.#(1)	30,496	291,492
BGP Holdings PLC†(2)(3)	835,027	0
BHP Billiton, Ltd.(1)	278,936	13,178,223
Billabong International, Ltd.#(1)	18,099	156,686
BlueScope Steel, Ltd.#(1)	158,905	338,922
Boral, Ltd.#(1)	62,491	351,652
Brambles, Ltd.(1)	118,897	860,867
Caltex Australia, Ltd.(1)	11,187	180,347
CFS Retail Property Trust(1)	140,333	269,083
Coca-Cola Amatil, Ltd.(1)	44,331	536,633
Cochlear, Ltd.(1)	4,716	372,731
Commonwealth Bank of Australia(1)	128,740	6,990,499
Computershare, Ltd.(1)	37,109	363,687
Crown, Ltd.(1)	35,844	306,572
CSL, Ltd.(1)	45,765	1,662,994
CSR, Ltd.†(1)	40,601	144,284
Dexus Property Group(1)	362,773	316,866
Energy Resources of Australia, Ltd.#(1)	1,001	10,483
Fairfax Media, Ltd.#(1)	179,292	239,754
Fortescue Metals Group, Ltd.(1)	102,910	703,370
Foster’s Group, Ltd.(1)	157,309	918,709
Goodman Fielder, Ltd.#(1)	112,538	143,249
Goodman Group(1)	515,269	368,933
GPT Group(1)	142,639	451,515
Harvey Norman Holdings, Ltd.#(1)	41,135	127,839
Incitec Pivot, Ltd.(1)	135,202	608,593
Insurance Australia Group, Ltd.(1)	189,286	705,445
Leighton Holdings, Ltd.#(1)	11,554	365,207
Lend Lease Group(1)	42,192	393,923
MacArthur Coal, Ltd.#(1)	15,000	181,436
Macquarie Group, Ltd.(1)	29,287	1,137,432
MAP Group(1)	23,267	73,435
Metcash, Ltd.#(1)	59,325	245,866
Mirvac Group(1)	273,003	362,572
National Australia Bank, Ltd.(1)	177,539	4,685,676
Newcrest Mining, Ltd.(1)	63,448	2,460,302
Nufarm, Ltd.†#(1)	2	11
OneSteel, Ltd.(1)	114,661	317,634
Orica, Ltd.(1)	29,565	781,041
Origin Energy, Ltd.(1)	72,715	1,239,252
OZ Minerals, Ltd.(1)	252,613	420,908
Paladin Energy, Ltd.†#(1)	57,071	290,189
Qantas Airways, Ltd.†(1)	92,743	221,249
QBE Insurance Group, Ltd.(1)	91,290	1,694,239
QR National, Ltd.†(1)	136,700	446,455
Ramsay Health Care, Ltd.(1)	10,600	192,606
Rio Tinto, Ltd.(1)	36,120	3,152,570
Santos, Ltd.(1)	70,250	1,028,261
Sims Metal Management, Ltd.#(1)	13,840	264,571
Sonic Healthcare, Ltd.(1)	32,208	372,308
SP AusNet(1)	85,717	76,254
Stockland(1)	191,893	744,364
Suncorp Group, Ltd.(1)	113,396	977,845
TABCORP Holdings, Ltd.(1)	53,397	414,658
Tatts Group, Ltd.#(1)	95,040	236,009
Telstra Corp., Ltd.(1)	363,631	1,035,524
Toll Holdings, Ltd.#(1)	54,716	335,382
Transurban Group#(1)	101,740	553,762
Wesfarmers, Ltd.(1)	83,728	2,824,151
Wesfarmers, Ltd. PPS(1)	12,147	413,874
Westfield Group(1)	178,217	1,775,339
Westfield Retail Trust(1)	178,217	485,514
Westpac Banking Corp.(1)	248,893	5,993,572
Woodside Petroleum, Ltd.#(1)	52,202	2,274,390
Woolworths, Ltd.(1)	102,067	2,800,501
WorleyParsons, Ltd.#(1)	15,935	492,586

		82,395,061

Austria - 0.4%

Erste Group Bank AG(1)	56,377	2,977,201
Immofinanz AG†#(1)	28,300	125,038
OMV AG(1)	4,280	182,169
Raiffeisen Bank International AG#(1)	1,544	92,745
Telekom Austria AG(1)	9,479	135,436
Verbund AG, Class A#(1)	2,154	82,345
Vienna Insurance Group(1)	1,096	62,976
Voestalpine AG(1)	3,135	145,064

		3,802,974

Belgium - 1.3%

Ageas(1)	266,329	844,898
Anheuser-Busch InBev NV(1)	99,016	5,533,394
Bekaert SA(1)	3,495	379,382
Belgacom SA#(1)	11,552	432,937
Colruyt SA(1)	2,152	108,142
Compagnie Nationale a Portefeuille(1)	825	46,237
Delhaize Group SA(1)	12,893	997,069
Dexia SA†(1)	506,280	2,211,839
Groupe Bruxelles Lambert SA(1)	14,094	1,295,110
KBC Groep NV†(1)	4,595	192,304
Mobistar SA(1)	809	51,659
Solvay SA(1)	1,692	198,426
UCB SA#(1)	4,417	164,350
Umicore SA(1)	3,253	164,147

		12,619,894

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.(1)	50,000	247,150
Esprit Holdings, Ltd.(1)	106,500	524,287
Kerry Properties, Ltd.(1)	64,500	313,249
Li & Fung, Ltd.(1)	234,000	1,422,497
Mongolia Energy Corp., Ltd.†(1)	152,000	29,545
Noble Group, Ltd.#(1)	239,000	386,005
NWS Holdings, Ltd.(1)	120,000	186,373
Orient Overseas International, Ltd.(1)	17,500	141,885
Seadrill, Ltd.#(1)	8,300	316,175
Shangri-La Asia, Ltd.(1)	124,000	292,101

Yue Yuen Industrial Holdings, Ltd.(1)	71,500	225,978

		4,085,245

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.(1)	15,200	202,192
Foxconn International Holdings, Ltd.†(1)	205,000	145,730
Lifestyle International Holdings, Ltd.(1)	55,000	136,771
Sands China, Ltd.†(1)	197,000	470,149
Wynn Macau, Ltd.(1)	125,000	338,729

		1,293,571

Cyprus - 0.0%

Bank of Cyprus Group(1)	23,519	90,820

Denmark - 1.1%

AP Moller - Maersk A/S, Series A(1)	212	2,041,555
AP Moller - Maersk A/S, Series B(1)	241	2,389,183
Carlsberg A/S(1)	30,857	3,280,876
Coloplast A/S(1)	3,412	480,496
Danske Bank A/S†(1)	13,384	313,931
DSV A/S(1)	5,967	137,802
Novo Nordisk A/S, Class B(1)	12,612	1,588,004
Novozymes A/S#(1)	1,316	183,981
Pandora A/S†	1,800	104,963
Tryg A/S#(1)	787	40,942
Vestas Wind Systems A/S†#(1)	5,812	200,111
William Demant Holding A/S†#(1)	673	57,100

		10,818,944

Finland - 0.5%

Elisa Oyj(1)	3,796	86,816
Fortum Oyj(1)	37,942	1,177,075
Kesko Oyj, Class B(1)	1,908	82,262
Kone Oyj, Class B(1)	4,690	255,843
Metso Oyj(1)	3,646	188,410
Neste Oil Oyj(1)	3,658	64,925
Nokia Oyj(1)	166,615	1,436,276
Nokian Renkaat Oyj(1)	3,085	125,739
Orion Oyj(1)	2,749	62,922
Outokumpu Oyj(1)	3,823	68,613
Pohjola Bank PLC(1)	3,942	53,982
Rautaruukki Oyj(1)	2,402	55,835
Sampo Oyj, Class A(1)	12,656	392,600
Sanoma Oyj(1)	2,296	50,458
Stora Enso Oyj, Class R(1)	16,599	187,341
UPM-Kymmene Oyj(1)	47,237	939,375
Wartsila Oyj(1)	2,251	172,995

		5,401,467

France - 9.1%

Accor SA(1)	4,219	198,669
Aeroports de Paris(1)	847	75,066
Air France-KLM†(1)	3,855	63,051
Air Liquide SA(1)	38,305	4,957,779
Alcatel-Lucent†(1)	132,499	655,606
Alstom SA(1)	6,205	369,804
Atos Origin SA†(1)	24,116	1,395,733
AXA SA(1)	246,656	5,185,532
BioMerieux(1)	1,450	154,348
BNP Paribas(1)	105,212	8,223,495
Bouygues SA(1)	6,965	321,950
Bureau Veritas SA(1)	4,729	364,966
Cap Gemini SA(1)	13,513	789,324
Carrefour SA(1)	92,132	4,523,300
Casino Guichard Perrachon SA(1)	4,617	452,060
Christian Dior SA(1)	26,637	3,841,011
Cie Generale d’Optique Essilor International SA(1)	5,964	425,917
Cie Generale de Geophysique-Veritas†(1)	32,209	1,194,148
CNP Assurances(1)	4,238	94,017
Compagnie de St. Gobain(1)	21,791	1,302,336
Compagnie Generale des Etablissements Michelin, Class B(1)	5,201	423,765
Credit Agricole SA(1)	194,147	3,412,128
Danone(1)	93,309	5,848,242
Dassault Systemes SA(1)	1,689	129,316
Edenred†(1)	4,700	123,860
EDF SA#(1)	7,631	340,223
Eiffage SA#(1)	1,156	68,810
Eramet(1)	150	54,167
Eurazeo(1)	827	61,454
Eutelsat Communications SA(1)	17,643	703,802
Fonciere Des Regions(1)	717	77,849
France Telecom SA(1)	265,722	5,888,339
GDF Suez(1)	41,930	1,699,259
Gecina SA(1)	536	69,420
Groupe Eurotunnel SA(1)	16,100	162,131
ICADE(1)	663	74,364
Iliad SA(1)	464	51,987
Imerys SA(1)	1,130	79,383
Ipsen SA(1)	4	136
JCDecaux SA†(1)	1,895	61,173
Klepierre(1)	2,706	105,597
L’Oreal SA(1)	7,221	839,644
Lafarge SA(1)	12,116	734,620
Lagardere SCA(1)	3,367	151,540
Legrand SA(1)	19,653	824,294
LVMH Moet Hennessy Louis Vuitton SA(1)	7,380	1,163,281
Metropole Television SA(1)	1,985	50,163
Natixis†(1)	24,893	148,457
Neopost SA#(1)	891	84,511
PagesJaunes Groupe#(1)	3,892	37,958
Pernod-Ricard SA(1)	5,970	550,278
Peugeot SA†(1)	4,341	173,911
PPR(1)	20,435	3,102,274
Publicis Groupe SA(1)	3,754	214,157
Renault SA†(1)	5,667	347,519
Safran SA(1)	48,454	1,725,620
Sanofi-Aventis SA(1)	32,542	2,246,426
Schneider Electric SA(1)	7,323	1,211,225
SCOR SE(1)	4,753	139,648
Societe BIC SA(1)	7,134	609,300
Societe Generale(1)	19,116	1,345,750
Societe Television Francaise 1(1)	3,349	65,044
Sodexo(1)	6,829	469,949

Suez Environnement Co.(1)	7,685	166,512
Technip SA(1)	2,965	292,636
Thales SA(1)	2,555	96,791
Total SA(1)	211,198	12,958,099
Unibail-Rodamco SE(1)	2,763	555,784
Vallourec SA(1)	3,266	338,094
Veolia Environnement SA(1)	10,261	337,855
Vinci SA(1)	13,302	800,466
Vivendi SA(1)	181,021	5,159,369

		90,964,692

Germany - 8.4%

Adidas AG(1)	44,560	2,859,260
Allianz SE(1)	57,026	8,217,589
Axel Springer AG(1)	450	73,376
BASF SE(1)	103,044	8,568,241
Bayer AG(1)	101,448	7,866,278
Bayerische Motoren Werke AG(1)	60,512	4,907,645
Beiersdorf AG(1)	6,955	417,507
Brenntag AG†(1)	1,000	104,518
Celesio AG(1)	2,295	63,503
Commerzbank AG†(1)	59,686	514,369
Continental AG (Xetra)†(1)	3,300	278,888
Daimler AG (Xetra)†(1)	45,338	3,193,406
Deutsche Bank AG(1)	74,873	4,811,440
Deutsche Boerse AG(1)	5,752	441,792
Deutsche Lufthansa AG†(1)	6,533	133,546
Deutsche Post AG (1)	86,381	1,584,167
Deutsche Telekom AG(1)	334,664	4,500,175
E.ON AG(1)	155,601	5,107,890
Fraport AG Frankfurt Airport Services Worldwide(1)	1,048	74,643
Fresenius Medical Care AG & Co. KGaA(1)	24,665	1,631,938
Fresenius SE & Co. KGaA(1)	26,842	2,447,621
GEA Group AG(1)	4,720	145,832
Hannover Rueckversicherung AG(1)	1,721	100,258
HeidelbergCement AG(1)	4,237	296,601
Henkel AG & Co. KGaA(1)	57,831	2,952,962
Hochtief AG(1)	12,152	1,198,953
Infineon Technologies AG(1)	79,820	873,076
K+S AG(1)	4,325	333,848
Kabel Deutschland Holding AG†(1)	1,600	87,168
Lanxess AG(1)	2,450	182,335
Linde AG(1)	25,352	3,870,499
MAN SE(1)	3,116	395,640
Merck KGaA(1)	1,844	166,762
Metro AG(1)	3,906	285,704
Muenchener Rueckversicherungs AG(1)	5,679	948,291
Puma AG Rudolf Dassler Sport(1)	151	44,903
RWE AG(1)	12,616	851,431
Salzgitter AG(1)	1,200	99,614
SAP AG(1)	25,868	1,560,720
Siemens AG(1)	83,080	11,186,558
Suedzucker AG(1)	2,040	56,037
ThyssenKrupp AG(1)	9,859	410,414
TUI AG†#(1)	3,947	51,726
United Internet AG(1)	3,598	62,307
Volkswagen AG(1)	842	127,890
Wacker Chemie AG(1)	446	82,268

		84,169,589

Greece - 0.1%

Alpha Bank A.E.†(1)	14,482	96,560
Coca-Cola Hellenic Bottling Co. SA(1)	9,971	272,334
EFG Eurobank Ergasias SA†(1)	9,220	58,927
Hellenic Petroleum SA(1)	6,970	71,262
Hellenic Telecommunications Organization SA(1)	6,992	71,908
National Bank of Greece SA†(1)	28,803	269,699
OPAP SA(1)	6,371	133,043
Piraeus Bank SA†(1)	8	18
Public Power Corp. SA(1)	9,877	152,697

		1,126,448

Guernsey - 0.0%

Resolution, Ltd.(1)	41,398	194,899

Hong Kong - 2.1%

Bank of East Asia, Ltd.(1)	109,600	476,885
BOC Hong Kong Holdings, Ltd.(1)	315,500	982,115
Cathay Pacific Airways, Ltd.(1)	106,000	247,801
Cheung Kong Holdings, Ltd.(1)	117,000	1,828,912
CLP Holdings, Ltd.(1)	174,000	1,421,373
Hang Lung Group, Ltd.(1)	70,000	429,388
Hang Lung Properties, Ltd.(1)	207,000	882,291
Hang Seng Bank, Ltd.(1)	69,300	1,108,832
Henderson Land Development Co., Ltd.(1)	99,000	629,162
Hong Kong & China Gas Co., Ltd.(1)	393,000	885,614
Hong Kong Exchanges and Clearing, Ltd.(1)	86,300	1,876,839
Power Assets Holdings, Ltd.(1)	132,000	863,021
Hopewell Holdings, Ltd.(1)	75,500	235,416
Hutchison Whampoa, Ltd.(1)	176,000	2,082,578
Hysan Development Co., Ltd.(1)	50,000	226,618
Link REIT(1)	206,500	639,588
MTR Corp.(1)	144,000	534,600
New World Development, Ltd.(1)	221,000	400,297
PCCW, Ltd.(1)	278,000	120,782
Sino Land Co., Ltd.(1)	226,000	413,470
SJM Holdings, Ltd.(1)	122,000	180,854
Sun Hung Kai Properties, Ltd.(1)	119,000	1,922,750
Swire Pacific, Ltd., Class A(1)	64,000	897,487
Television Broadcasts, Ltd.(1)	6,000	33,457
Wharf Holdings, Ltd.(1)	123,000	808,736
Wheelock & Co., Ltd.(1)	73,000	266,524
Wing Hang Bank, Ltd.(1)	17,000	217,530

		20,612,920

Ireland - 0.1%

Anglo Irish Bank Corp., Ltd.†(2)(3)	31,152	0
Bank of Ireland†(1)	328,094	160,117
CRH PLC (Dublin)(1)	28,152	651,083
Elan Corp. PLC†(1)	14,181	91,309
James Hardie Industries SE(1)	38,836	263,590

Kerry Group PLC(1)	4,000	145,362
Ryanair Holdings PLC(1)	11,212	52,137
Ryanair Holdings PLC ADR	934	26,638

		1,390,236

Isle of Man - 0.1%

Genting Singapore PLC†#(1)	480,000	724,877

Israel - 0.7%

Bank Hapoalim BM†(1)	83,200	379,247
Bank Leumi Le-Israel BM(1)	98,900	457,770
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	146,400	398,435
Cellcom Israel, Ltd.(1)	4,200	129,253
Delek Group, Ltd.(1)	300	71,609
Elbit Systems, Ltd.(1)	2,000	102,068
Israel Chemicals, Ltd.(1)	37,200	618,449
Israel Corp., Ltd.†(1)	200	237,451
Israel Discount Bank, Ltd.†(1)	64,200	130,006
Makhteshim-Agan Industries, Ltd.†(1)	19,300	96,321
Mizrahi Tefahot Bank, Ltd.(1)	10,300	104,842
NICE Systems, Ltd.†(1)	5,300	183,248
Partner Communications Co., Ltd.(1)	7,200	134,232
Teva Pharmaceutical Industries, Ltd.(1)	78,600	3,942,580

		6,985,511

Italy - 2.2%

A2A SpA#(1)	2,193,058	3,509,966
Assicurazioni Generali SpA(1)	35,165	795,762
Atlantia SpA(1)	9,035	206,947
Autogrill SpA†(1)	3,432	48,533
Banca Carige SpA#(1)	131,338	316,725
Banca Monte dei Paschi di Siena SpA†#(1)	63,295	84,350
Banca Popolare di Milano Scarl(1)	23	93
Banco Popolare SC(1)	46,326	161,665
Enel Green Power SpA†(1)	52,800	124,744
Enel SpA(1)	205,744	1,225,892
ENI SpA(1)	78,435	1,914,051
Exor SpA#(1)	1,922	58,621
Fiat Industrial SpA†	22,553	314,955
Fiat SpA(1)	22,553	209,681
Finmeccanica SpA(1)	136,033	1,702,547
Intesa Sanpaolo SpA(1)	1,518,379	5,125,679
Intesa Sanpaolo SpA RSP(1)	385,873	1,129,584
Luxottica Group SpA(1)	7,175	222,947
Mediaset SpA(1)	20,221	129,987
Mediobanca SpA(1)	13,513	142,994
Parmalat SpA(1)	49,315	151,060
Pirelli & C. SpA#(1)	6,787	54,684
Prelios SpA†#(1)	7,323	5,484
Prysmian SpA(1)	6,148	129,784
Saipem SpA(1)	7,809	394,898
Snam Rete Gas SpA(1)	43,034	235,391
Telecom Italia SpA(1)	887,809	1,386,655
Telecom Italia SpA RSP(1)	181,589	240,266
Terna Rete Elettrica Nazionale SpA(1)	37,163	171,377
UniCredit SpA(1)	406,463	1,046,007
Unione di Banche Italiane SCPA(1)	73,558	742,925

		21,984,254

Japan - 20.1%

77 Bank, Ltd.(1)	24,000	151,500
ABC-Mart, Inc.(1)	1,900	75,834
ADEKA Corp.(1)	7,100	79,620
Advantest Corp.#(1)	11,500	239,476
Aeon Co., Ltd.#(1)	43,400	547,706
Aeon Credit Service Co., Ltd.(1)	5,100	77,862
Aeon Mall Co., Ltd.(1)	5,600	149,419
Air Water, Inc.(1)	11,000	145,828
Aisin Seiki Co., Ltd.(1)	17,200	657,184
Ajinomoto Co., Inc.(1)	60,000	690,325
Alfresa Holdings Corp.#(1)	2,700	104,855
All Nippon Airways Co., Ltd.†#(1)	58,000	209,619
Amada Co., Ltd.(1)	25,000	224,567
Aozora Bank, Ltd.#(1)	36,000	81,127
Asahi Breweries, Ltd.(1)	27,900	539,479
Asahi Glass Co., Ltd.(1)	73,000	1,019,584
Asahi Kasei Corp.(1)	110,000	760,740
Asics Corp.(1)	18,000	241,573
Astellas Pharma, Inc.#(1)	38,800	1,523,766
Bank of Kyoto, Ltd.(1)	23,000	221,578
Bank of Yokohama, Ltd.(1)	109,000	588,298
Benesse Holdings, Inc.(1)	4,800	218,268
Bridgestone Corp.(1)	50,100	1,033,870
Brother Industries, Ltd.(1)	17,000	268,588
Canon Marketing Japan, Inc.(1)	3,800	53,278
Canon, Inc.(1)	81,900	3,961,060
Casio Computer Co., Ltd.#(1)	16,400	145,403
Central Japan Railway Co.(1)	125	1,119,300
Chiba Bank, Ltd.(1)	71,000	486,608
Chiyoda Corp.#(1)	10,800	97,458
Chubu Electric Power Co., Inc.#(1)	46,800	1,234,901
Chugai Pharmaceutical Co., Ltd.(1)	16,200	311,660
Chugoku Bank, Ltd.#(1)	13,000	156,177
Chugoku Electric Power Co., Inc.#(1)	21,400	458,637
Chuo Mitsui Trust Holdings, Inc.(1)	72,000	307,448
Citizen Holdings Co., Ltd.(1)	16,900	109,324
Coca-Cola West Co., Ltd.(1)	3,600	66,555
Cosmo Oil Co., Ltd.#(1)	41,000	148,803
Credit Saison Co., Ltd.(1)	16,300	319,907
Dai Nippon Printing Co., Ltd.(1)	40,000	540,277
Dai-ichi Life Insurance Co., Ltd.(1)	578	1,043,432
Daicel Chemical Industries, Ltd.(1)	19,000	130,417
Daido Steel Co., Ltd.(1)	20,000	134,020
Daihatsu Motor Co., Ltd.#(1)	25,000	394,944
Daiichi Sankyo Co., Ltd.(1)	48,600	1,043,000
Daikin Industries, Ltd.(1)	16,900	573,911
Dainippon Sumitomo Pharma Co., Ltd.#(1)	11,000	107,512
Daito Trust Construction Co., Ltd.(1)	5,500	450,748
Daiwa House Industry Co., Ltd.(1)	45,000	580,052
Daiwa Securities Group, Inc.(1)	120,000	648,282
Dena Co., Ltd.#(1)	5,940	229,328
Denki Kagaku Kogyo KK(1)	35,000	188,078
Denso Corp.(1)	35,100	1,315,466
Dentsu, Inc.#(1)	12,100	387,044
Dowa Holdings Co., Ltd.#(1)	18,000	126,975

East Japan Railway Co.(1)	28,600	1,992,321
Eisai Co., Ltd.#(1)	18,200	680,902
Electric Power Development Co., Ltd.(1)	8,400	265,219
Elpida Memory, Inc.†#(1)	12,600	189,778
Exedy Corp.(1)	6,900	228,250
FamilyMart Co., Ltd.#(1)	4,400	166,546
FANUC Corp.(1)	15,000	2,334,848
Fast Retailing Co., Ltd.(1)	3,800	596,383
FCC Co., Ltd.#(1)	7,500	186,618
Fuji Electric Holdings Co., Ltd.(1)	39,000	132,148
Fuji Heavy Industries, Ltd.(1)	64,000	551,519
Fuji Media Holdings, Inc.(1)	132	223,061
FUJIFILM Holdings Corp.(1)	33,500	1,178,344
Fujitsu, Ltd.(1)	135,000	913,579
Fukuoka Financial Group, Inc.(1)	56,000	254,278
Furukawa Electric Co., Ltd.#(1)	44,000	187,491
Gree, Inc.(1)	7,000	114,218
GS Yuasa Corp.#(1)	26,000	187,874
Gunma Bank, Ltd.(1)	29,000	179,503
Hachijuni Bank, Ltd.(1)	30,000	190,432
Hakuhodo DY Holdings, Inc.#(1)	1,680	106,722
Hamamatsu Photonics KK(1)	5,000	192,514
Hankyu Hanshin Holdings, Inc.(1)	83,000	400,545
Hino Motors, Ltd.(1)	18,000	99,770
Hirose Electric Co., Ltd.(1)	2,300	263,704
Hiroshima Bank, Ltd.(1)	35,000	160,034
Hisamitsu Pharmaceutical Co., Inc.#(1)	4,600	185,812
Hitachi Chemical Co., Ltd.(1)	14,700	341,719
Hitachi Construction Machinery Co., Ltd.#(1)	6,700	167,863
Hitachi High-Technologies Corp.(1)	4,800	111,908
Hitachi Metals, Ltd.#(1)	27,000	369,456
Hitachi Transport System, Ltd.#(1)	6,000	96,647
Hitachi, Ltd.#(1)	416,000	2,525,502
Hokkaido Electric Power Co., Inc.(1)	13,200	283,280
Hokuhoku Financial Group, Inc.(1)	87,000	200,392
Hokuriku Electric Power Co.#(1)	12,700	319,977
Honda Motor Co., Ltd.(1)	131,700	5,742,276
Hoya Corp.(1)	31,400	751,509
Ibiden Co., Ltd.(1)	9,300	321,678
Idemitsu Kosan Co., Ltd.#(1)	1,600	189,375
IHI Corp.#(1)	95,000	249,456
Inpex Corp.(1)	168	1,181,361
Isetan Mitsukoshi Holdings, Ltd.#(1)	27,100	327,977
Isuzu Motors, Ltd.(1)	86,000	387,530
Ito En, Ltd.#(1)	3,500	62,107
ITOCHU Corp.(1)	109,000	1,132,161
ITOCHU Techno-Solutions Corp.(1)	4,000	141,587
Iyo Bank, Ltd.(1)	18,000	169,420
J Front Retailing Co., Ltd.#(1)	44,000	229,918
Japan Petroleum Exploration Co.(1)	2,100	103,109
Japan Prime Realty Investment Corp.(1)	47	130,982
Japan Real Estate Investment Corp.(1)	35	360,476
Japan Retail Fund Investment Corp.(1)	111	190,825
Japan Steel Works, Ltd.#(1)	23,000	240,699
Japan Tobacco, Inc.#(1)	435	1,809,110
JFE Holdings, Inc.(1)	33,300	1,051,969
JGC Corp.(1)	20,000	453,665
Joyo Bank, Ltd.(1)	48,000	225,929
JS Group Corp.(1)	21,500	523,679
JSR Corp.#(1)	12,900	277,079
JTEKT Corp.(1)	16,100	237,654
Jupiter Telecommunications Co., Ltd.(1)	168	180,851
JX Holdings, Inc.(1)	162,000	1,139,173
Kajima Corp.(1)	58,000	155,366
Kamigumi Co., Ltd.(1)	18,000	158,586
Kaneka Corp.(1)	21,000	154,518
Kansai Electric Power Co., Inc.(1)	54,200	1,422,842
Kansai Paint Co., Ltd.#(1)	32,000	304,870
Kao Corp.(1)	39,000	1,051,591
Kawasaki Heavy Industries, Ltd.#(1)	103,000	416,177
Kawasaki Kisen Kaisha, Ltd.#(1)	48,000	209,682
KDDI Corp.(1)	211	1,369,712
Keikyu Corp.#(1)	34,000	280,796
Keio Corp.(1)	42,000	280,705
Keisei Electric Railway Co., Ltd.(1)	19,000	134,338
Keyence Corp.(1)	3,000	818,250
Kikkoman Corp.(1)	11,000	121,226
Kinden Corp.(1)	9,000	81,633
Kintetsu Corp.#(1)	117,000	369,850
Kirin Holdings Co., Ltd.(1)	61,000	875,447
Kobe Steel, Ltd.#(1)	253,000	692,845
Koito Manufacturing Co., Ltd.(1)	17,000	306,788
Komatsu, Ltd.(1)	77,400	2,371,037
Konami Corp.(1)	6,700	142,534
Konica Minolta Holdings, Inc.(1)	34,500	317,740
Kubota Corp.#(1)	84,000	865,741
Kuraray Co., Ltd.(1)	28,800	407,259
Kurita Water Industries, Ltd.#(1)	8,200	232,925
Kyocera Corp.(1)	14,100	1,467,632
Kyowa Hakko Kirin Co., Ltd.(1)	19,000	194,029
Kyushu Electric Power Co., Inc.#(1)	27,400	636,389
Lawson, Inc.#(1)	4,200	206,914
Lintec Corp.(1)	8,700	247,316
Mabuchi Motor Co., Ltd.(1)	1,700	85,145
Makita Corp.(1)	8,100	342,583
Marubeni Corp.(1)	119,000	913,087
Marui Group Co., Ltd.(1)	43,100	387,299
Maruichi Steel Tube, Ltd.(1)	3,000	69,515
Matsui Securities Co., Ltd.(1)	7,900	56,485
Mazda Motor Corp.(1)	109,000	281,097
McDonald’s Holdings Co. Japan, Ltd.#(1)	4,600	112,859
Medipal Holdings Corp.#(1)	10,600	100,809
MEIJI Holdings Co., Ltd.(1)	5,000	235,399
Minebea Co., Ltd.#(1)	25,000	148,293
Miraca Holdings, Inc.(1)	4,000	154,755
Mitsubishi Chemical Holdings Corp.(1)	92,500	677,446
Mitsubishi Corp.(1)	110,900	3,078,040
Mitsubishi Electric Corp.(1)	166,000	1,968,111
Mitsubishi Estate Co., Ltd.(1)	85,000	1,740,259
Mitsubishi Gas Chemical Co., Inc.(1)	27,000	209,065
Mitsubishi Heavy Industries, Ltd.#(1)	219,000	933,000

Mitsubishi Logistics Corp.(1)	8,000	106,478
Mitsubishi Materials Corp.†#(1)	81,000	314,094
Mitsubishi Motors Corp.†#(1)	280,000	398,356
Mitsubishi Tanabe Pharma Corp.#(1)	20,400	346,094
Mitsubishi UFJ Financial Group, Inc.(1)	1,031,300	5,732,751
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	4,020	178,730
Mitsui & Co., Ltd.(1)	145,300	2,651,690
Mitsui Chemicals, Inc.(1)	63,000	235,770
Mitsui Engineering & Shipbuilding Co., Ltd.#(1)	49,000	135,151
Mitsui Fudosan Co., Ltd.(1)	69,000	1,468,955
Mitsui Mining & Smelting Co., Ltd.(1)	40,000	158,812
Mitsui O.S.K. Lines, Ltd.(1)	83,000	551,097
Mitsumi Electric Co., Ltd.(1)	5,700	94,683
Mizuho Financial Group, Inc.(1)	1,604,600	3,308,336
Mizuho Securities Co., Ltd.(1)	41,000	126,491
Mizuho Trust & Banking Co., Ltd.†#(1)	109,000	118,944
MS&AD Insurance Group Holdings(1)	38,900	1,024,946
Murata Manufacturing Co., Ltd.(1)	18,000	1,343,046
Nabtesco Corp.(1)	10,900	259,181
Namco Bandai Holdings, Inc.(1)	13,000	153,760
NEC Corp.(1)	188,000	519,129
NGK Insulators, Ltd.(1)	18,000	328,586
NGK Spark Plug Co., Ltd.(1)	12,000	179,546
NHK Spring Co., Ltd.(1)	11,000	129,007
Nidec Copal Corp.(1)	4,600	69,322
Nidec Corp.#(1)	9,400	875,853
Nikon Corp.#(1)	23,200	545,858
Nintendo Co., Ltd.(1)	7,400	2,172,917
Nippon Building Fund, Inc.(1)	40	419,716
Nippon Electric Glass Co., Ltd.(1)	33,000	551,907
Nippon Express Co., Ltd.(1)	59,000	254,710
Nippon Meat Packers, Inc.(1)	13,000	182,379
Nippon Paper Group, Inc.#(1)	6,800	186,847
Nippon Sheet Glass Co., Ltd.(1)	62,000	178,174
Nippon Steel Corp.(1)	369,000	1,341,361
Nippon Telegraph & Telephone Corp.(1)	34,500	1,687,515
Nippon Yusen KK#(1)	138,000	609,165
Nishi-Nippon City Bank, Ltd.(1)	47,000	157,422
Nissan Chemical Industries, Ltd.(1)	10,000	116,462
Nissan Motor Co., Ltd.(1)	179,600	1,841,958
Nisshin Seifun Group, Inc.(1)	13,000	171,164
Nisshin Steel Co., Ltd.(1)	50,000	112,401
Nisshinbo Holdings, Inc.(1)	9,000	98,741
Nissin Foods Holdings Co., Ltd.#(1)	4,500	161,523
Nitori Holdings Co., Ltd.#(1)	4,800	425,042
Nitto Denko Corp.(1)	15,600	942,977
NKSJ Holdings, Inc.†#(1)	102,000	771,995
NOK Corp.(1)	7,200	143,147
Nomura Holdings, Inc.(1)	269,500	1,715,341
Nomura Real Estate Holdings, Inc.(1)	6,900	140,188
Nomura Real Estate Office Fund, Inc.(1)	19	129,041
Nomura Research Institute, Ltd.#(1)	11,000	258,136
NSK, Ltd.(1)	38,000	363,200
NTN Corp.(1)	35,000	188,315
NTT Data Corp.#(1)	166	591,807
NTT DoCoMo, Inc.(1)	1,409	2,647,869
NTT Urban Development Corp.#(1)	83	86,484
Obayashi Corp.(1)	45,000	201,879
Obic Co., Ltd.(1)	500	100,669
Odakyu Electric Railway Co., Ltd.#(1)	45,000	419,271
OJI Paper Co., Ltd.#(1)	73,000	363,289
Olympus Corp.(1)	15,700	460,319
Omron Corp.(1)	16,600	461,856
Ono Pharmaceutical Co., Ltd.#(1)	6,100	319,158
Oracle Corp.(1)	2,800	132,189
Oriental Land Co., Ltd.(1)	3,600	360,352
ORIX Corp.#(1)	8,970	1,007,734
Osaka Gas Co., Ltd.#(1)	226,000	859,719
Otsuka Corp.(1)	1,000	70,061
Otsuka Holdings Co., Ltd.†	18,000	450,413
Panasonic Corp.(1)	141,700	1,913,840
Rakuten, Inc.#(1)	568	505,534
Resona Holdings, Inc.#(1)	132,800	725,381
Ricoh Co., Ltd.(1)	48,000	635,228
Rinnai Corp.(1)	4,000	245,404
Rohm Co., Ltd.(1)	7,100	501,587
Sankyo Co., Ltd.(1)	3,900	221,208
Santen Pharmaceutical Co., Ltd.(1)	5,100	199,424
Sapporo Hokuyo Holdings, Inc.(1)	22,100	115,462
Sapporo Holdings, Ltd.#(1)	18,000	81,589
SBI Holdings, Inc.(1)	1,440	228,469
Secom Co., Ltd.(1)	15,200	766,873
Sega Sammy Holdings, Inc.(1)	14,300	326,054
Seiko Epson Corp.(1)	9,000	150,973
Sekisui Chemical Co., Ltd.(1)	30,000	236,677
Sekisui House, Ltd.(1)	54,000	559,381
Senshu Ikeda Holdings, Inc.#(1)	47,400	74,963
Seven & I Holdings Co., Ltd.#(1)	59,300	1,654,456
Seven Bank, Ltd.#(1)	44	94,064
Sharp Corp.(1)	72,000	782,543
Shikoku Electric Power Co., Inc.#(1)	12,600	381,211
Shimadzu Corp.(1)	18,000	159,943
Shimamura Co., Ltd.(1)	3,000	290,180
Shimano, Inc.#(1)	4,800	238,917
Shimizu Corp.#(1)	41,000	175,941
Shin-Etsu Chemical Co., Ltd.(1)	29,600	1,705,636
Shinko Electric Industries Co., Ltd.#(1)	4,400	51,218
Shinsei Bank, Ltd.†#(1)	67,000	85,671
Shionogi & Co., Ltd.(1)	21,600	410,111
Shiseido Co., Ltd.#(1)	24,600	501,130
Shizuoka Bank, Ltd.(1)	43,000	405,238
Showa Denko KK#(1)	103,000	226,295
Showa Shell Sekiyu KK(1)	13,600	123,282
SMC Corp.(1)	4,700	804,679
Softbank Corp.#(1)	58,600	2,411,919
Sojitz Corp.(1)	86,500	194,994
Sony Corp.(1)	74,400	2,733,767
Sony Financial Holdings, Inc.#(1)	63	268,360
Square Enix Holdings Co., Ltd.#(1)	4,100	76,337
Stanley Electric Co., Ltd.(1)	10,100	185,875
Sumco Corp.†#(1)	8,000	146,290

Sumitomo Chemical Co., Ltd.(1)	114,000	615,502
Sumitomo Corp.#(1)	99,800	1,481,062
Sumitomo Electric Industries, Ltd.(1)	59,600	874,660
Sumitomo Heavy Industries, Ltd.(1)	40,000	281,440
Sumitomo Metal Industries, Ltd.#(1)	243,000	617,207
Sumitomo Metal Mining Co., Ltd.(1)	41,000	776,668
Sumitomo Mitsui Financial Group, Inc.(1)	109,700	4,152,252
Sumitomo Realty & Development Co., Ltd.(1)	31,000	833,302
Sumitomo Rubber Industries, Ltd.(1)	16,600	180,227
Sumitomo Trust & Banking Co., Ltd.(1)	103,000	655,813
Suruga Bank, Ltd.#(1)	15,000	149,700
Suzuken Co., Ltd.(1)	4,500	128,542
Suzuki Motor Corp.(1)	24,300	576,165
Sysmex Corp.#(1)	2,300	149,274
T&D Holdings, Inc.(1)	19,700	572,825
Taisei Corp.(1)	71,000	167,993
Taisho Pharmaceutical Co., Ltd.#(1)	10,000	218,877
Taiyo Nippon Sanso Corp.#(1)	18,000	160,947
Takashimaya Co., Ltd.#(1)	18,000	147,912
Takeda Pharmaceutical Co., Ltd.#(1)	60,000	2,985,583
TDK Corp.#(1)	10,800	728,477
Teijin, Ltd.(1)	68,000	329,505
Terumo Corp.(1)	12,200	669,171
THK Co., Ltd.(1)	8,700	230,228
Tobu Railway Co., Ltd.#(1)	59,000	287,678
Toho Co., Ltd.(1)	7,200	117,022
Toho Gas Co., Ltd.#(1)	29,000	155,765
Tohoku Electric Power Co., Inc.#(1)	30,900	719,298
Tokio Marine Holdings, Inc.(1)	62,000	2,037,264
Tokuyama Corp.#(1)	22,000	116,194
Tokyo Electric Power Co., Inc.(1)	110,800	2,866,245
Tokyo Electron, Ltd.(1)	12,400	813,955
Tokyo Gas Co., Ltd.(1)	262,000	1,170,264
Tokyo Steel Manufacturing Co., Ltd.(1)	6,500	72,536
Tokyo Tatemono Co., Ltd.(1)	27,000	127,275
Tokyu Corp.(1)	82,000	380,476
Tokyu Land Corp.#(1)	33,000	189,524
TonenGeneral Sekiyu KK#(1)	20,000	235,828
Toppan Printing Co., Ltd.(1)	40,000	367,527
Toray Industries, Inc.(1)	130,000	986,380
Toshiba Corp.(1)	354,000	2,321,742
Tosoh Corp.#(1)	37,000	132,634
TOTO, Ltd.#(1)	20,000	167,325
Toyo Seikan Kaisha, Ltd.(1)	11,000	202,464
Toyo Suisan Kaisha, Ltd.(1)	7,000	158,683
Toyoda Gosei Co., Ltd.(1)	4,700	110,492
Toyota Boshoku Corp.#(1)	4,200	69,988
Toyota Industries Corp.(1)	12,900	446,409
Toyota Motor Corp.(1)	199,200	9,293,033
Toyota Tsusho Corp.(1)	15,300	290,754
Trend Micro, Inc.(1)	7,100	220,728
Tsumura & Co.#(1)	8,000	259,650
Ube Industries, Ltd.(1)	69,000	223,613
Unicharm Corp.(1)	9,000	348,507
UNY Co., Ltd.(1)	13,000	129,770
Ushio, Inc.(1)	7,200	148,218
USS Co., Ltd.(1)	1,480	119,817
West Japan Railway Co.(1)	123	510,110
Yahoo! Japan Corp.#(1)	1,050	395,703
Yakult Honsha Co., Ltd.#(1)	6,700	189,331
Yamada Denki Co., Ltd.(1)	5,930	452,724
Yamaguchi Financial Group, Inc.(1)	15,000	155,595
Yamaha Corp.(1)	10,900	140,432
Yamaha Motor Co., Ltd.†(1)	18,900	335,170
Yamaichi Securities Co., Ltd. ADR†#(2)(3)(4)	6,000	0
Yamato Holdings Co., Ltd.(1)	28,700	461,393
Yamato Kogyo Co., Ltd.#(1)	2,800	92,370
Yamazaki Baking Co., Ltd.#(1)	9,000	109,610
Yaskawa Electric Corp.#(1)	16,000	187,905
Yokogawa Electric Corp.(1)	14,800	114,591

		201,820,275

Jersey - 0.9%

Experian PLC(1)	30,413	385,586
Petrofac, Ltd.(1)	122,733	2,778,854
Randgold Resources, Ltd.†(1)	2,742	221,991
Shire PLC(1)	164,713	4,663,550
Wolseley PLC†(1)	8,573	298,327
WPP PLC(1)	38,011	522,918

		8,871,226

Luxembourg - 0.3%

APERAM	1,264	52,267
ArcelorMittal#(1)	25,863	948,794
Millicom International Cellular SA SDR(1)	7,317	641,574
SES SA FDR(1)	9,026	232,366
Subsea 7 SA(1)	12,938	332,794
Tenaris SA(1)	13,934	315,664

		2,523,459

Mauritius - 0.0%

Golden Agri-Resources, Ltd.(1)	515,000	265,381

Netherlands - 2.3%

Aegon NV†(1)	346,663	2,666,495
Akzo Nobel NV(1)	26,449	1,796,649
ASML Holding NV(1)	30,978	1,343,846
Corio NV(1)	1,688	111,918
Delta Lloyd NV(1)	2,200	53,251
European Aeronautic Defence and Space Co. NV†(1)	12,296	355,578
Fugro NV(1)	2,056	173,149
Heineken Holding NV(1)	53,063	2,440,208
Heineken NV(1)	58,767	3,030,637
ING Groep NV†(1)	115,404	1,447,225
Koninklijke Ahold NV(1)	271,650	3,647,510
Koninklijke Boskalis Westminster NV(1)	7,099	369,054
Koninklijke DSM NV(1)	14,917	876,808
Koninklijke KPN NV(1)	47,371	767,063
Koninklijke Philips Electronics NV(1)	29,707	969,571
Koninklijke Vopak NV(1)	8,561	414,374
Qiagen NV†(1)	6,631	137,341

Randstad Holding NV†(1)	3,145	169,428
Reed Elsevier NV(1)	20,713	273,477
SBM Offshore NV(1)	4,783	120,019
STMicroelectronics NV#(1)	19,198	246,478
TNT NV#(1)	11,101	291,205
Unilever NV(1)	49,075	1,481,143
Wolters Kluwer NV(1)	8,521	201,271

		23,383,698

New Zealand - 0.1%

Auckland International Airport, Ltd.(1)	61,298	102,744
Contact Energy, Ltd.†(1)	18,243	84,622
Fletcher Building, Ltd.#(1)	61,219	405,301
Sky City Entertainment Group, Ltd.(1)	56,540	138,580
Telecom Corp. of New Zealand, Ltd.(1)	172,258	270,847

		1,002,094

Norway - 0.4%

Aker Solutions ASA(1)	38,516	817,141
DnB NOR ASA(1)	28,800	445,450
Norsk Hydro ASA(1)	25,400	209,560
Orkla ASA(1)	22,000	200,646
Renewable Energy Corp. ASA†#(1)	15,000	52,421
Statoil ASA(1)	33,600	885,500
Telenor ASA(1)	52,234	868,154
Yara International ASA(1)	5,700	302,090

		3,780,962

Portugal - 0.2%

Banco Comercial Portugues SA#(1)	1,087,275	970,535
Banco Espirito Santo SA(1)	14,979	67,844
Brisa Auto-Estradas de Portugal SA(1)	5,541	39,861
Cimpor Cimentos de Portugal SGPS SA(1)	6,045	41,866
EDP-Energias de Portugal SA(1)	56,307	213,481
Galp Energia SGPS SA#(1)	15,206	316,271
Jeronimo Martins SGPS SA(1)	23,782	381,287
Portugal Telecom SGPS SA(1)	16,626	194,457

		2,225,602

Singapore - 1.4%

Ascendas Real Estate Investment Trust(1)	116,000	182,504
CapitaLand, Ltd.(1)	209,000	536,629
CapitaMall Trust(1)	172,000	245,552
CapitaMalls Asia, Ltd.(1)	132,000	178,694
City Developments, Ltd.(1)	41,000	361,004
ComfortDelGro Corp., Ltd.(1)	175,000	213,620
COSCO Corp. Singapore, Ltd.#(1)	70,000	108,685
DBS Group Holdings, Ltd.(1)	148,000	1,654,214
Fraser and Neave, Ltd.(1)	76,000	335,973
Global Logistic Properties, Ltd.†(1)	160,000	239,740
Jardine Cycle & Carriage, Ltd.(1)	8,000	212,509
Keppel Corp., Ltd.(1)	103,000	916,490
Keppel Land, Ltd.#(1)	46,000	153,182
Neptune Orient Lines, Ltd.†#(1)	66,000	106,616
Olam International, Ltd.#(1)	104,000	228,677
Oversea-Chinese Banking Corp., Ltd.(1)	210,000	1,525,379
SembCorp Industries, Ltd.(1)	79,000	296,100
SembCorp Marine, Ltd.(1)	62,000	261,136
Singapore Airlines, Ltd.(1)	46,000	494,562
Singapore Exchange, Ltd.#(1)	78,000	484,897
Singapore Press Holdings, Ltd.#(1)	128,000	390,674
Singapore Technologies Engineering, Ltd.(1)	147,000	369,321
Singapore Telecommunications, Ltd.(1)	665,000	1,557,694
StarHub, Ltd.(1)	44,000	90,914
United Overseas Bank, Ltd.(1)	106,000	1,507,941
UOL Group, Ltd.(1)	22,000	77,309
Wilmar International, Ltd.#(1)	164,000	659,252
Yangzijiang Shipbuilding Holdings, Ltd.(1)	142,000	200,639

		13,589,907

Spain - 2.5%

Abertis Infraestructuras SA(1)	56,022	1,125,531
Acciona SA#(1)	5,076	493,668
Acerinox SA#(1)	2,990	56,722
ACS Actividades de Construccion y Servicios SA(1)	4,040	185,336
Amadeus IT Holding SA†(1)	22,437	436,030
Banco Bilbao Vizcaya Argentaria SA(1)	208,199	2,572,284
Banco de Sabadell SA(1)	33,522	145,503
Banco de Valencia SA†#(1)	61,231	308,034
Banco Popular Espanol SA#(1)	26,946	162,991
Banco Santander SA(1)	426,411	5,248,268
Bankinter SA#(1)	116,645	769,876
Criteria CaixaCorp SA#(1)	23,988	173,611
EDP Renovaveis SA†(1)	6,714	40,296
Enagas SA(1)	5,109	109,373
Ferrovial SA(1)	12,557	151,023
Fomento de Construcciones y Contratas SA#(1)	10,944	349,252
Gamesa Corp. Tecnologica SA†#(1)	7	62
Gas Natural SDG SA(1)	9,517	162,559
Gestevision Telecinco SA†(1)	4,942	62,022
Grifols SA#(1)	4,152	67,594
Iberdrola Renovables SA(1)	24,105	90,528
Iberdrola SA(1)	697,400	6,083,923
Inditex SA(1)	6,432	465,470
Indra Sistemas SA#(1)	2,706	52,649
International Consolidated Airlines Group SA (Spain)†	13,875	50,509
International Consolidated Airlines Group SA (United Kingdom)†#(1)	16,458	60,039
Mapfre SA(1)	22,528	83,744
Red Electrica Corp. SA(1)	3,088	166,099
Repsol YPF SA(1)	22,070	740,331
Telefonica SA(1)	173,139	4,403,567
Zardoya Otis SA#(1)	4,098	63,888

		24,880,782

Sweden - 2.6%

Alfa Laval AB(1)	9,633	196,938

Assa Abloy AB, Class B(1)	9,402	263,133
Atlas Copco AB, Class A(1)	187,720	4,714,045
Atlas Copco AB, Class B(1)	11,756	266,970
Boliden AB(1)	52,700	1,121,716
Electrolux AB, Class B(1)	21,595	541,437
Getinge AB, Class B(1)	5,711	139,468
Hennes & Mauritz AB, Class B(1)	30,800	1,005,100
Hexagon AB(1)	7,500	165,610
Holmen AB(1)	9,889	347,790
Husqvarna AB, Class B#(1)	79,292	637,175
Industrivarden AB#(1)	84,400	1,470,486
Investor AB, Class B(1)	165,595	3,811,023
Kinnevik Investment AB(1)	19,527	438,163
Modern Times Group AB, Class B(1)	1,438	96,311
Nordea Bank AB(1)	79,159	900,302
Ratos AB, Series B(1)	10,500	392,261
Sandvik AB(1)	30,374	582,333
Scania AB, Class B(1)	9,130	203,438
Securitas AB, Class B(1)	8,934	104,365
Skandinaviska Enskilda Banken AB, Class A(1)	42,496	386,694
Skanska AB, Class B(1)	12,037	247,197
SKF AB, Class B(1)	11,747	327,741
SSAB AB, Class A#(1)	5,152	80,837
SSAB AB, Class B(1)	25	344
Svenska Cellulosa AB, Class B(1)	17,278	285,726
Svenska Handelsbanken AB, Class A(1)	14,426	486,879
Swedbank AB, Class A†(1)	21,516	379,038
Swedish Match AB(1)	6,960	219,746
Tele2 AB, Class B(1)	9,556	217,677
Telefonaktiebolaget LM Ericsson, Class B(1)	99,213	1,274,909
TeliaSonera AB(1)	414,004	3,476,561
Volvo AB, Class B†(1)	41,516	718,171

		25,499,584

Switzerland - 5.2%

ABB, Ltd.†(1)	74,060	1,814,725
Actelion, Ltd.†(1)	2,909	161,610
Adecco SA(1)	44,834	3,017,632
Aryzta AG(1)	2,411	112,598
Baloise Holding AG(1)	7,427	802,971
Cie Financiere Richemont SA, Class A(1)	24,970	1,431,685
Credit Suisse Group AG(1)	50,536	2,336,412
GAM Holding AG†(1)	22,952	415,254
Geberit AG(1)	1,173	253,111
Givaudan SA(1)	250	249,110
Holcim, Ltd.(1)	12,217	898,801
Julius Baer Group, Ltd.(1)	6,226	279,276
Kuehne & Nagel International AG(1)	1,627	218,662
Lindt & Spruengli AG(1)	3	93,982
Lindt & Spruengli AG (Participation Certificate)(1)	896	2,489,830
Logitech International SA†#(1)	5,194	98,766
Lonza Group AG(1)	9,605	813,728
Nestle SA(1)	250,649	14,188,010
Nobel Biocare Holding AG(1)	4,381	84,251
Novartis AG(1)	109,328	6,139,780
Pargesa Holding SA(1)	3,246	299,615
Roche Holding AG(1)	30,068	4,533,565
Schindler Holding AG(1)	614	69,641
Schindler Holding AG (Participation Certificate)(1)	1,387	156,251
SGS SA(1)	162	281,808
Sika AG(1)	50	107,181
Sonova Holding AG(1)	2,544	338,301
Straumann Holding AG(1)	746	183,268
Swatch Group AG(1)	1,239	96,417
Swatch Group AG, Class B(1)	908	387,111
Swiss Life Holding AG†(1)	2,116	349,717
Swiss Reinsurance Co., Ltd.(1)	10,609	650,152
Swisscom AG(1)	7,546	3,333,950
Syngenta AG(1)	2,850	957,855
Transocean, Ltd.†(1)	9,600	790,246
UBS AG†(1)	134,710	2,676,902
Zurich Financial Services AG(1)	4,388	1,273,564

		52,385,738

United Kingdom - 18.4%

3i Group PLC(1)	27,689	140,551
Admiral Group PLC(1)	35,108	963,765
Aggreko PLC(1)	96,638	2,272,833
AMEC PLC(1)	9,445	178,689
Anglo American PLC(1)	142,112	7,697,311
Antofagasta PLC(1)	115,798	2,646,960
ARM Holdings PLC(1)	291,204	2,931,286
Associated British Foods PLC(1)	10,165	159,683
AstraZeneca PLC(1)	171,621	8,368,175
Autonomy Corp. PLC†(1)	96,714	2,587,085
Aviva PLC(1)	530,971	4,040,184
Babcock International Group PLC(1)	236,050	2,152,474
BAE Systems PLC(1)	150,004	803,042
Balfour Beatty PLC(1)	465,549	2,647,948
Barclays PLC(1)	815,339	4,233,787
BG Group PLC(1)	202,794	4,947,555
BHP Billiton PLC(1)	244,471	9,685,617
BP PLC(1)	1,283,823	10,345,860
British American Tobacco PLC(1)	130,286	5,213,888
British Land Co. PLC(1)	261,928	2,488,965
British Sky Broadcasting Group PLC(1)	282,883	3,618,860
BT Group PLC(1)	1,221,865	3,642,162
Bunzl PLC(1)	86,330	1,066,346
Burberry Group PLC(1)	29,317	571,325
Cable & Wireless Worldwide PLC(1)	74,923	87,630
Cairn Energy PLC†(1)	42,172	293,605
Capita Group PLC(1)	17,653	208,180
Capital Shopping Centres Group PLC(1)	15,283	98,204
Carnival PLC#(1)	58,828	2,633,275
Centrica PLC(1)	277,154	1,534,187
Cobham PLC(1)	32,923	120,677
Compass Group PLC(1)	228,665	2,057,082
Diageo PLC(1)	75,388	1,473,945
Essar Energy PLC†(1)	252,761	2,128,824

Eurasian Natural Resources Corp. PLC(1)		7,348	115,154
FirstGroup PLC(1)		299,884	1,778,031
Fresnillo PLC(1)		100,953	2,627,024
G4S PLC(1)		138,594	595,604
GlaxoSmithKline PLC(1)		319,085	6,133,895
Hammerson PLC(1)		20,189	152,945
Home Retail Group PLC(1)		24,436	87,682
HSBC Holdings PLC(1)		1,211,834	13,337,491
ICAP PLC(1)		31,214	264,201
Imperial Tobacco Group PLC(1)		43,349	1,392,930
Inmarsat PLC(1)		26,640	290,414
Intercontinental Hotels Group PLC(1)		20,803	462,525
International Power PLC(1)		62,244	338,230
Intertek Group PLC(1)		4,500	131,953
Invensys PLC(1)		234,399	1,353,772
Investec PLC(1)		45,537	349,949
ITV PLC†(1)		105,416	149,785
J Sainsbury PLC(1)		36,553	225,767
Johnson Matthey PLC(1)		6,125	184,996
Kazakhmys PLC(1)		10,522	246,850
Kingfisher PLC(1)		71,167	294,164
Land Securities Group PLC(1)		34,746	433,658
Legal & General Group PLC(1)		1,590,623	3,071,060
Lloyds Banking Group PLC†(1)		4,732,454	4,775,821
London Stock Exchange Group PLC#(1)		4,581	67,004
Lonmin PLC(1)		4,710	140,829
Man Group PLC, Class B(1)		51,318	239,602
Marks & Spencer Group PLC(1)		253,527	1,427,403
National Grid PLC(1)		121,424	1,129,351
Next PLC(1)		5,382	173,112
Old Mutual PLC(1)		381,170	814,547
Pearson PLC(1)		23,953	409,442
Prudential PLC(1)		76,691	885,807
Reckitt Benckiser Group PLC(1)		18,580	957,555
Reed Elsevier PLC(1)		36,593	326,756
Rexam PLC(1)		344,277	2,045,390
Rio Tinto PLC(1)		71,347	5,032,635
Rolls-Royce Group PLC†(1)		56,393	565,602
Royal Bank of Scotland Group PLC†(1)		512,719	377,337
Royal Dutch Shell PLC, Class A#(1)		360,930	12,992,017
Royal Dutch Shell PLC, Class B(1)		106,042	3,789,232
RSA Insurance Group PLC(1)		105,210	239,854
SABMiller PLC(1)		28,660	965,295
Sage Group PLC(1)		37,539	173,450
Schroders PLC(1)		3,188	92,804
Scottish & Southern Energy PLC(1)		28,073	565,363
Segro PLC(1)		21,157	110,722
Serco Group PLC(1)		14,059	124,428
Severn Trent PLC(1)		6,762	163,632
Smith & Nephew PLC(1)		26,786	310,205
Smiths Group PLC(1)		11,791	256,844
Standard Chartered PLC(1)		70,650	1,868,004
Standard Life PLC(1)		250,197	972,846
Tesco PLC(1)		241,857	1,590,642
Thomas Cook Group PLC(1)		24,489	75,255
TUI Travel PLC(1)		15,950	62,866
Tullow Oil PLC(1)		26,757	624,506
Unilever PLC(1)		38,667	1,147,353
United Utilities Group PLC(1)		29,545	284,615
Vedanta Resources PLC(1)		3,402	133,177
Vodafone Group PLC(1)		2,777,183	7,880,280
Weir Group PLC(1)		6,200	172,678
Whitbread PLC(1)		5,022	145,461
WM Morrison Supermarkets PLC(1)		64,077	288,542
Xstrata PLC(1)		83,794	1,912,563

			184,368,867

United States - 0.0%

Synthes, Inc.(1)		1,789	245,470

Total Common Stock
(cost $813,753,531)			893,504,447

EXCHANGE-TRADED FUNDS - 8.4%
United States - 8.4%

iShares MSCI Emerging Markets Index Fund#		906,620	41,514,130
Vanguard MSCI Emerging Markets ETF#		917,140	42,564,467

Total Exchange-Traded Funds
(cost $71,882,855)			84,078,597

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas PLC Bonds 4.19% due 12/14/22	GBP	5,000	13,740
National Grid Gas PLC Bonds 7.00% due 12/16/24	GBP	5,000	9,647

Total Foreign Corporate Bonds & Notes
(cost $15,325)			23,387

PREFERRED STOCK - 0.4%
Germany - 0.4%

Bayerische Motoren Werke AG(1)		33,031	1,779,790
Henkel AG & Co. KGaA(1)		9,480	571,437
Porsche Automobil Holding SE(1)		7,013	555,545
ProSiebenSat.1Media AG(1)		2,250	72,781
RWE AG(1)		1,113	71,571
Volkswagen AG(1)		5,588	947,590

Total Preferred Stock
(cost $3,741,710)			3,998,714

RIGHTS - 0.0%
Austria - 0.0%

IMMOFINANZ AG† Expires 03/02/11 (strike price EUR 4.12)		28,300	0

Hong Kong - 0.0%

Wharf Holdings, Ltd.† Expires 03/11/11 (strike price HKD 36.50)		12,000	22,419

Sweden - 0.0%

TeliaSonera AB† Expires 03/25/11 (strike price SEK 62.00)		412,584	19,934

Total Rights
(cost $23,549)			42,353

WARRANTS - 0.0%
Hong Kong - 0.0%

Henderson Land Development Co., Ltd. Expires 06/01/11 (strike price HKD 58.00)		16,000	1,151

Italy - 0.0%

Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)		18,811	54

Unione di Banche Italiane SCPA Expires 06/30/11 (strike price $12.30)#	53,999	142

		196

Total Warrants (cost $0)		1,347

Total Long-Term Investment Securities
(cost $889,416,970)		981,648,845

SHORT-TERM INVESTMENT SECURITIES - 10.3%
Collective Investment Pool - 9.9%

Securities Lending Quality Trust(5)(6)	98,989,757	98,915,473

Time Deposits - 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$1,193,000	1,193,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills
0.06% due 03/10/11@	250,000	249,996
0.11% due 03/10/11@	800,000	799,979
0.15% due 03/10/11@	2,000,000	1,999,928

		3,049,903

Total Short-Term Investment Securities
(cost $103,232,660)		103,158,376

REPURCHASE AGREEMENT - 2.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $25,869,007 and collateralized by $26,615,000 of United States Treasury Bonds, bearing interest at 4.50% due 08/15/39 and having approximate value of $26,648,269 (cost $25,869,000)	25,869,000	25,869,000

TOTAL INVESTMENTS - (cost $1,018,518,630)(7)	110.9%	1,110,676,221
Liabilities in excess of other assets	(10.9)	(108,840,362)

NET ASSETS -	100.0%	$1,001,835,859

#	The security or a portion thereof is out on loan.
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $896,503,416 representing 89.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Yamaichi Securities Co., Ltd.
Common Stock	08/04/93	6,000	$478,650	$0	$0.00	0.00%

(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	At February 28, 2011, the Fund had loaned securities with a total value of $95,931,883. This was secured by collateral of $98,989,757, which was received in cash and subsequently invested in short-term investments currently value at $98,915,473 as reported in the portfolio of investments. The remaining collateral of $31,012 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
U.S. Treasury Notes/Bonds	1.25% to 4.75%	05/15/13 to 02/15/37

(7)	See Note 5 for cost of investments on a tax basis.
(8)	Denominated in United States Dollars unless otherwise indicated.

ADR - American Depository Receipt

FDR - Federal Depository Receipt

PPS - Price Protected Shares

RSP - Risparmio Savings Shares

SDR - Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2011	Appreciation (Depreciation)
182	Long	Emini MSCI EAFE	March 2011	$14,939,990	$15,998,710	$1,058,720
247	Long	Nikkei 225 Index	March 2011	13,373,275	13,195,975	(177,300)

						$881,420

Currency Legend

EUR - Euro Dollar

GBP - British Pound

HKD - Hong Kong Dollar

SEK - Swedish Krona

Industry Allocation*

Collective Investment Pool	9.9%
Exchange-Traded Funds	8.4
Banks-Commercial	7.9
Oil Companies-Integrated	5.2
Diversified Banking Institutions	4.7
Medical-Drugs	4.3
Diversified Minerals	3.5
Telephone-Integrated	3.5
Auto-Cars/Light Trucks	3.4
Electric-Integrated	3.3
Chemicals-Diversified	2.7
Repurchase Agreements	2.6
Food-Misc.	2.4
Insurance-Multi-line	2.3
Brewery	1.9
Food-Retail	1.7
Insurance-Life/Health	1.4
Diversified Manufacturing Operations	1.2
Cellular Telecom	1.2
Real Estate Investment Trusts	1.2
Real Estate Operations & Development	1.1
Import/Export	1.0
Diversified Operations	1.0
Electronic Components-Misc.	1.0
Transport-Rail	1.0
Metal-Diversified	0.9
Industrial Gases	0.9
Tobacco	0.8
Machinery-Construction & Mining	0.8
Insurance-Property/Casualty	0.8
Telecom Services	0.7
Electric Products-Misc.	0.7
Multimedia	0.7
Transport-Marine	0.7
Oil Companies-Exploration & Production	0.6
Gas-Distribution	0.6
Retail-Major Department Stores	0.6
Investment Companies	0.6
Retail-Misc./Diversified	0.6
Audio/Video Products	0.6
Steel-Producers	0.5
Transport-Services	0.5
Medical Products	0.5
Electronic Components-Semiconductors	0.5
Office Automation & Equipment	0.5
Apparel Manufacturers	0.5
Enterprise Software/Service	0.5
Soap & Cleaning Preparation	0.5
Oil-Field Services	0.5

Finance-Other Services	0.5
Building & Construction-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.4
Medical-Generic Drugs	0.4
Finance-Investment Banker/Broker	0.4
Cable/Satellite TV	0.4
Engineering/R&D Services	0.4
Aerospace/Defense	0.4
Retail-Apparel/Shoe	0.4
Human Resources	0.3
Athletic Footwear	0.3
Building Products-Cement	0.3
Cosmetics & Toiletries	0.3
U.S. Government Treasuries	0.3
Real Estate Management/Services	0.3
Metal-Copper	0.3
Building-Heavy Construction	0.3
Building & Construction Products-Misc.	0.3
Wireless Equipment	0.3
Gold Mining	0.3
Cruise Lines	0.3
Silver Mining	0.3
Computer Services	0.3
Food-Confectionery	0.3
Photo Equipment & Supplies	0.3
Diversified Operations/Commercial Services	0.3
Retail-Jewelry	0.3
Beverages-Wine/Spirits	0.3
Machinery-General Industrial	0.2
Commercial Services	0.2
Semiconductor Equipment	0.2
Industrial Automated/Robotic	0.2
Toys	0.2
Containers-Metal/Glass	0.2
Casino Hotels	0.2
Building-Maintance & Services	0.2
Distribution/Wholesale	0.2
Rubber-Tires	0.2
Food-Catering	0.2
Public Thoroughfares	0.2
Agricultural Chemicals	0.2
Medical-Biomedical/Gene	0.2
Insurance-Reinsurance	0.2
Textile-Products	0.2
Computers-Integrated Systems	0.2
Electronics-Military	0.2
Dialysis Centers	0.2
Security Services	0.2
Building-Residential/Commercial	0.2
Beverages-Non-alcoholic	0.2
Paper & Related Products	0.1
Oil Refining & Marketing	0.1

Airlines	0.1
Chemicals-Specialty	0.1
Power Converter/Supply Equipment	0.1
Hotels/Motels	0.1
Satellite Telecom	0.1
Building Products-Doors & Windows	0.1
Seismic Data Collection	0.1
Time Deposits	0.1
Finance-Leasing Companies	0.1
Electronic Measurement Instruments	0.1
Machinery-Electrical	0.1
Oil & Gas Drilling	0.1
Telecommunication Equipment	0.1
Transport-Truck	0.1
Agricultural Operations	0.1
Printing-Commercial	0.1
Machinery-Farming	0.1
Mining	0.1
Building Products-Air & Heating	0.1
Machine Tools & Related Products	0.1
Advertising Services	0.1
Investment Management/Advisor Services	0.1
E-Commerce/Services	0.1
Computers-Memory Devices	0.1
Metal-Aluminum	0.1
Containers-Paper/Plastic	0.1
Metal-Iron	0.1
Wire & Cable Products	0.1
Optical Supplies	0.1
Consumer Products-Misc.	0.1
Publishing-Newspapers	0.1
Steel-Specialty	0.1
Office Supplies & Forms	0.1
Electric-Distribution	0.1
Appliances	0.1
Web Portals/ISP	0.1
Retail-Consumer Electronics	0.1
Transactional Software	0.1
Retail-Home Furnishings	0.1
Banks-Mortgage	0.1

110.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Australia	$—	$82,395,061	#	$0	$82,395,061
France	—	90,964,692	#	—	90,964,692
Germany	—	84,169,589	#	—	84,169,589
Japan	450,413	201,369,862	#	0	201,820,275
Switzerland	—	52,385,738	#	—	52,385,738
United Kingdom	—	184,368,867	#	—	184,368,867
Other Countries*	549,332	196,850,893	#	0	197,400,225
Exchange Traded Funds	84,078,597	—		—	84,078,597
Preferred Stock	—	3,998,714	#	—	3,998,714
Rights	42,353	—		—	42,353
Warrants	1,347	—		—	1,347
Foreign Corporate Bonds & Notes	—	23,387		—	23,387
Short-Term Investment Securities:
Collective Investment Pool	—	98,915,473		—	98,915,473
Time Deposit	—	1,193,000		—	1,193,000
U.S. Government Treasuries	—	3,049,903		—	3,049,903
Repurchase Agreement	—	25,869,000		—	25,869,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	1,058,720	—		—	1,058,720

Total	$86,180,762	$1,025,554,179		$0	$1,111,734,941

LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	(177,300)	—		—	$(177,300)

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $896,503,416 representing 89.5% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$383
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	(383)
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock
$(383)

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Principal Amount(4)		Value (Note 1)
CORPORATE BONDS & NOTES - 14.8%
Australia - 0.2%

Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/12/14*		$400,000	$402,328

Bermuda - 0.4%

Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*		300,000	323,250
Qtel International Finance, Ltd. Company Guar. Notes 3.38% due 10/14/16		350,000	327,567

			650,817

Brazil - 0.5%

Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		290,000	282,750
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*		300,000	295,096
Telemar Norte Leste SA Senior Notes 5.50% due 10/23/20*		300,000	289,200

			867,046

British Virgin Islands - 0.5%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		320,000	305,594
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20		500,000	476,882

			782,476

Canada - 0.2%

Bank of Montreal Senior Notes 2.13% due 06/28/13		250,000	255,226
Sino-Forest Corp. Company Guar. Notes 6.25% due 10/21/17*		118,000	117,580

			372,806

Cayman Islands - 1.0%

AES Andres Dominicana / Itabo Dominicana Company Guar. Notes 9.50% due 11/12/20*		265,000	284,213
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*		280,000	289,100
China Forestry Holdings, Ltd. Senior Sec. Notes 7.75% due 11/17/15*		255,000	140,225
Country Garden Holdings Co.
Company Guar. Notes
11.25% due 04/22/17*		300,000	309,000
Country Garden Holdings Co. Senior Notes 11.13% due 02/23/18*		250,000	249,500
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*		295,000	303,850

			1,575,888

Chile - 0.6%

Cencosud SA Company Guar. Notes 5.50% due 01/20/21*		245,000	238,008
Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*		375,000	379,787
Inversiones CMPC SA Company Guar. Notes 4.75% due 01/19/18*		300,000	288,636

			906,431

Colombia - 0.2%

Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	752,000,000	406,403

Denmark - 0.3%

FIH Erhvervsbank A/S Government Liquidated Guar. Notes 2.13% due 03/21/13	EUR	350,000	483,918

France - 0.9%

Dexia Credit Local SA Government Liquidated Guar. Notes 2.38% due 09/23/11*		550,000	554,761
Groupe Auchan SA Notes 2.88% due 11/15/17	EUR	350,000	463,153
RCI Banque SA Senior Notes 2.88% due 07/23/12	EUR	350,000	483,700

			1,501,614

Germany - 0.5%

Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*		225,000	237,375
Volkswagen Leasing GmbH Company Guar. Notes 2.75% due 07/13/15	EUR	400,000	540,869

			778,244

India - 0.2%

ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*		260,000	249,366

Ireland - 0.9%

Alfa Bank OJSC Via Alfa Bond Issuance PLC Company Guar. Notes 7.88% due 09/25/17*		230,000	237,636
Irish Life & Permanent PLC Government Liquidated Guar. Notes 3.13% due 04/22/13	EUR	217,000	258,723
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17*		265,000	258,533

Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*		450,000	465,210
Vnesheconombank Via VEB Finance, Ltd. Bank Guar. Notes 5.45% due 11/22/17*		300,000	301,567

			1,521,669

Kazakhstan - 0.2%

KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		265,000	269,306

Luxembourg - 0.3%

ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/20*		255,000	269,222
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*		300,000	285,407

			554,629

Mexico - 0.6%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		140,000	157,850
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		270,000	308,475
Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*		310,000	317,750
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*		245,000	280,525

			1,064,600

Netherlands - 1.2%

DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*		190,000	199,975
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	742,629
Rabobank Nederland NV Senior Notes 4.63% due 01/13/21	GBP	400,000	645,957
Schlumberger Finance BV Company Guar. Notes 2.75% due 12/01/15	EUR	250,000	339,986

			1,928,547

New Zealand - 0.9%

ANZ National (International) Ltd. Government Liquidated Guar. Notes 3.25% due 04/02/12*		700,000	718,567
Westpac Securities New Zealand, Ltd. Government Liquidated Guar. Notes 3.45% due 07/28/14*		800,000	838,935

			1,557,502

Peru - 0.1%

Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*		170,000	162,350

Portugal - 0.3%

BANIF SGPS SA Government Liquidated Guar. Notes 3.25% due 05/08/12	EUR	350,000	471,373

Singapore - 0.5%

PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	872,399

South Africa - 0.5%

Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/21*		280,000	279,300
Transnet, Ltd. Senior Notes 4.50% due 02/10/16*		500,000	508,038

			787,338

Spain - 0.4%

BBVA Senior Finance SAU Bank Guar. Notes 2.75% due 09/10/12	EUR	300,000	409,024
CEAMI Guaranteed Bonds I Government Liquidated Guar. Notes 3.13% due 06/22/12	EUR	200,000	271,759

			680,783

SupraNational - 0.7%

European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	568,532
European Union Government Guar. Bonds 2.50% due 12/04/15	EUR	400,000	546,290

			1,114,822

Thailand - 0.3%

Bangkok Bank PCL Senior Notes 4.80% due 10/18/20*		300,000	285,224
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20		300,000	285,224

			570,448

United Arab Emirates - 0.2%

Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20*		300,000	280,500

United Kingdom - 0.8%

Allied Domecq Financial Services, Ltd. Company Guar. Notes 6.63% due 04/18/11	GBP	150,000	244,920
Barclays Bank PLC Sub. Notes 5.75% due 03/08/11	EUR	350,000	483,178
Royal Bank of Scotland PLC Government Liquidated Guar. Notes 2.63% due 05/11/12*		300,000	307,048
Smiths Group PLC Company Guar. Notes 4.13% due 05/05/17	EUR	228,000	305,024

			1,340,170

United States - 1.4%

American Express Credit Corp. Senior Notes 1.65% due 11/01/11	JPY	50,000,000	611,749
American Honda Finance Corp. Senior Notes 3.88% due 09/16/14	EUR	200,000	285,106
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16		315,000	337,827
Fifth Third Bancorp. Senior Notes 3.63% due 01/25/16		112,000	112,415
Microsoft Corp. Senior Notes 4.00% due 02/08/21		285,000	285,922
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*		250,000	236,681
Wal-Mart Stores, Inc. Senior Notes 3.25% due 10/25/20		400,000	374,466

			2,244,166

Total Corporate Bonds & Notes
(cost $23,982,668)			24,397,939

GOVERNMENT AGENCIES - 62.1%
Argentina - 0.9%

Republic of Argentina Notes 2.50% due 12/31/38(1)		1,372,134	576,296
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,045,965	899,530

			1,475,826

Australia - 0.4%

New South Wales Treasury Corp. Local Government Guar. 6.00% due 04/01/16	AUD	600,000	618,306

Austria - 0.2%

Republic of Austria Senior Notes 3.50% due 09/15/21*	EUR	300,000	408,794

Belgium - 0.9%

Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	945,000	1,319,049
Kingdom of Belgium Bonds 4.25% due 03/28/41	EUR	100,000	129,509

			1,448,558

Bermuda - 0.1%

Government of Bermuda Senior Notes 5.60% due 07/20/20*		155,000	160,395

Brazil - 4.4%

Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		540,000	548,100
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		1,142,000	1,119,160
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		300,000	354,000
Federal Republic of Brazil Notes 8.00% due 01/15/18		412,222	483,330
Federal Republic of Brazil Bonds 8.25% due 01/20/34		810,000	1,066,365
Federal Republic of Brazil Notes 8.75% due 02/04/25		794,000	1,067,930
Federal Republic of Brazil Senior Bonds 10.25% due 01/10/28	BRL	1,500,000	924,991
Federal Republic of Brazil Notes 11.00% due 08/17/40		890,000	1,197,050
Federal Republic of Brazil Senior Bonds 12.50% due 01/05/22	BRL	820,000	579,589

			7,340,515

Byelorussian SSR - 0.9%

Republic of Belarus Bonds 8.75% due 08/03/15		1,560,000	1,532,700

Canada - 1.6%

Government of Canada Bonds 1.25% due 06/01/11	CAD	850,000	875,389
Government of Canada Notes 1.50% due 03/01/12	CAD	1,100,000	1,133,163

Government of Canada Bonds 5.00% due 06/01/37	CAD	500,000	621,733

			2,630,285

Colombia — 1.1%

Republic of Colombia Senior Bonds 6.13% due 01/18/41		540,000	546,750
Republic of Colombia Senior Bonds 7.38% due 09/18/37		840,000	991,200
Republic of Colombia Senior Bonds 8.13% due 05/21/24		260,000	327,860

			1,865,810

Dominican Republic — 0.1%

Dominican Republic Senior Bonds 7.50% due 05/06/21*		230,000	236,900

El Salvador — 0.1%

Republic of El Salvador Senior Bonds 8.25% due 04/10/32		200,000	220,000

Finland — 1.3%

Government of Finland Senior Notes 3.13% due 09/15/14	EUR	100,000	142,949
Government of Finland Senior Bonds 3.38% due 04/15/20	EUR	1,160,000	1,599,894
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	320,000	476,778

			2,219,621

France — 1.7%

Government of France Bonds 3.25% due 04/25/16	EUR	850,000	1,203,595
Government of France Bonds 3.75% due 10/25/19	EUR	775,000	1,097,952
Government of France Bonds 4.00% due 04/25/60	EUR	350,000	479,022
Government of France Bonds 5.50% due 04/25/29	EUR	347	571

			2,781,140

Gabon — 0.4%

Gabonese Republic Bonds 8.20% due 12/12/17		560,000	616,728

Germany — 1.9%

Federal Republic of Germany
Bonds
2.25% due 09/04/20	EUR	850,000	1,090,029
Federal Republic of Germany Bonds 3.25% due 07/04/42	EUR	300,000	388,074
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	450,000	659,577
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	878,525
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	100,000	153,172

			3,169,377

Greece — 0.2%

Hellenic Republic Government Bonds 3.80% due 03/20/11	EUR	300,000	413,132

Hungary — 0.4%

Republic of Hungary Senior Notes 6.25% due 01/29/20		610,000	625,687

Indonesia — 2.2%

Republic of Indonesia Senior Bonds 5.88% due 03/13/20		550,000	589,187
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		925,000	994,957
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		530,000	601,550
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	864,300
Republic of Indonesia Senior Notes 11.63% due 03/04/19		390,000	563,063

			3,613,057

Italy — 0.9%

Republic of Italy Bonds 5.00% due 09/01/40	EUR	1,200,000	1,530,254

Ivory Coast — 0.1%

Republic of Ivory Coast Senior Bonds 2.50% due 12/31/32(2)		560,000	210,000

Japan — 18.4%

Government of Japan Senior Bonds 0.20% due 06/15/12	JPY	170,000,000	2,078,138
Government of Japan Senior Bonds 0.40% due 06/20/15	JPY	32,400,000	394,320

Government of Japan Senior Bonds 0.40% due 09/20/15	JPY	80,000,000	972,134
Government of Japan Senior Bonds 0.50% due 12/20/14	JPY	274,000,000	3,356,161
Government of Japan Senior Bonds 0.80% due 03/20/13	JPY	360,000,000	4,450,948
Government of Japan Senior Bonds 1.00% due 09/20/20	JPY	155,000,000	1,856,252
Government of Japan Senior Bonds 1.30% due 12/20/19	JPY	190,000,000	2,356,093
Government of Japan Senior Bonds 1.40% due 09/20/13	JPY	40,000,000	502,744
Government of Japan Senior Bonds 1.40% due 12/20/14	JPY	34,000,000	430,217
Government of Japan Senior Bonds 1.40% due 12/20/15	JPY	17,850,000	226,867
Government of Japan Senior Bonds 1.50% due 12/20/11	JPY	133,000,000	1,643,119
Government of Japan Senior Bonds 1.50% due 09/20/18	JPY	190,000,000	2,417,716
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	6,000,000	77,589
Government of Japan Senior Bonds 1.70% due 09/20/17	JPY	228,000,000	2,949,702
Government of Japan Senior Bonds 2.00% due 03/20/25	JPY	134,700,000	1,720,468
Government of Japan Senior Bonds 2.00% due 09/20/40	JPY	190,000,000	2,262,655
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	160,000,000	2,040,697
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	48,000,000	599,991

			30,335,811

Luxembourg - 0.3%

European Financial Stability Facility Government Guar. Notes 2.75% due 07/18/16	EUR	318,000	435,712

Malaysia - 0.8%

Federation of Malaysia Senior Bonds 3.21% due 05/31/13	MYR	1,300,000	426,006
Federation of Malaysia
Senior Bonds
3.74% due 02/27/15	MYR	2,900,000	962,680

			1,388,686

Mexico - 2.8%

United Mexican States Senior Notes 5.13% due 01/15/20		1,424,000	1,491,640
United Mexican States Senior Notes 5.95% due 03/19/19		514,000	569,769
United Mexican States Bonds 7.00% due 06/19/14	MXN	7,130,000	603,476
United Mexican States Senior Notes 7.50% due 04/08/33		440,000	531,300
United Mexican States Senior Notes 8.13% due 12/30/19		440,000	565,400
United Mexican States Senior Bonds 8.30% due 08/15/31		610,000	811,300

			4,572,885

Netherlands - 0.5%

Government of the Netherlands Bonds 4.00% due 07/15/18	EUR	550,000	804,131

Norway - 0.7%

Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	6,200,000	1,197,329

Peru - 2.4%

Republic of Peru Senior Bonds 5.63% due 11/18/50		520,000	483,600
Republic of Peru Senior Bonds 6.55% due 03/14/37		1,025,000	1,127,500
Republic of Peru Senior Bonds 7.35% due 07/21/25		821,000	991,357
Republic of Peru Senior Bonds 7.84% due 08/12/20	PEN	2,305,000	934,348
Republic of Peru Senior Bonds 8.75% due 11/21/33		280,000	378,000

			3,914,805

Philippines - 1.7%

Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	19,000,000	392,314
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		505,000	576,962

Republic of the Philippines Senior Bonds 7.75% due 01/14/31		560,000	683,200
Republic of the Philippines Senior Notes 9.50% due 02/02/30		340,000	483,650
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		400,000	605,000

			2,741,126

Poland - 0.9%

Government of Poland Bonds 5.25% due 10/25/20	PLN	1,900,000	616,774
Government of Poland Bonds 5.75% due 04/25/14	PLN	1,400,000	492,301
Government of Poland Senior Bonds 6.38% due 07/15/19		389,000	432,567

			1,541,642

Russia - 3.8%

Russian Federation Senior Bonds 5.00% due 04/29/20*		600,000	598,800
Russian Federation Senior Bonds 7.50% due 03/31/30(1)		2,376,225	2,748,104
Russian Federation Senior Bonds 7.85% due 03/10/18*(5)	RUB	35,000,000	1,212,327
Russian Federation Notes 12.75% due 06/24/28		970,000	1,678,682

			6,237,913

Singapore - 0.8%

Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	870,000	707,733
Republic of Singapore Senior Bonds 3.25% due 09/01/20	SGD	660,000	546,914

			1,254,647

South Africa - 0.7%

Republic of South Africa Senior Notes 5.88% due 05/30/22		530,000	563,125
Republic of South Africa Bonds 13.50% due 09/15/15	ZAR	3,450,000	602,754

			1,165,879

South Korea - 0.3%

Republic of South Korea Senior Bonds 7.13% due 04/16/19		500,000	591,622

Spain - 1.5%

Kingdom of Spain Bonds 2.30% due 04/30/13	EUR	350,000	473,516
Kingdom of Spain Government Guar. Notes 3.00% due 11/19/14	EUR	350,000	456,281
Kingdom of Spain Senior Bonds 4.60% due 07/30/19	EUR	350,000	467,116
Kingdom of Spain Senior Bonds 4.70% due 07/30/41	EUR	300,000	338,578
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	500,000	695,867

			2,431,358

Sri Lanka - 0.2%

Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		310,000	305,350

Sweden - 0.3%

Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	2,600,000	458,990

Switzerland - 0.4%

Government of Switzerland Bonds 2.50% due 03/12/16	CHF	550,000	624,959

Turkey - 3.9%

Republic of Turkey Senior Bonds 5.63% due 03/30/21		575,000	572,125
Republic of Turkey Bonds 6.00% due 01/14/41		620,000	559,550
Republic of Turkey Senior Notes 6.75% due 04/03/18		540,000	589,950
Republic of Turkey Senior Notes 6.88% due 03/17/36		615,000	628,837
Republic of Turkey Senior Bonds 7.00% due 09/26/16		530,000	591,613
Republic of Turkey Senior Notes 7.00% due 06/05/20		1,200,000	1,330,500
Republic of Turkey Senior Notes 7.25% due 03/15/15		520,000	581,100
Republic of Turkey Senior Notes 7.38% due 02/05/25		700,000	786,625

Republic of Turkey Senior Notes 7.50% due 11/07/19		310,000	354,175
Republic of Turkey Senior Notes 8.00% due 02/14/34		387,000	448,920

			6,443,395

Ukraine - 1.1%

Ukraine Government Bonds 7.75% due 09/23/20		590,000	590,738
Ukraine Government Senior Notes 7.95% due 02/23/21*		1,200,000	1,202,004

			1,792,742

Venezuela - 0.8%

Republic of Venezuela Senior Bonds 5.75% due 02/26/16		510,000	365,925
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		675,000	592,987
Republic of Venezuela Senior Bonds 12.75% due 08/23/22		380,000	321,100

			1,280,012

Total Government Agencies
(cost $97,585,928)			102,636,079

GOVERNMENT TREASURIES - 15.6%
Italy - 2.3%

Republic of Italy Bonds 4.00% due 09/01/20	EUR	300,000	391,580
Republic of Italy Bonds 4.25% due 09/01/19	EUR	1,200,000	1,618,350
Republic of Italy Bonds 4.50% due 02/01/18	EUR	330,000	460,711
Republic of Italy Senior Bonds 5.00% due 03/01/25	EUR	275,000	372,048
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	996,118

			3,838,807

United Kingdom - 2.0%

Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	1,175,000	1,871,457
Government of United Kingdom Bonds 5.25% due 06/07/12	GBP	400,000	685,257
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	328,000	727,398

			3,284,112

United States - 11.3%

United States Treasury Bonds 2.50% due 07/15/16 TIPS(6)		472,079	535,847
4.38% due 11/15/39		700,000	687,093
5.38% due 02/15/31		700,000	804,562
5.50% due 08/15/28		1,250,000	1,455,469
7.88% due 02/15/21		400,000	553,812
United States Treasury Notes 0.63% due 01/31/13		1,200,000	1,199,390
1.00% due 04/30/12		1,100,000	1,108,382
1.13% due 06/30/11		750,000	752,402
1.13% due 12/15/12		400,000	403,672
1.25% due 09/30/15		1,700,000	1,647,805
1.38% due 11/30/15		1,000,000	970,312
1.50% due 07/15/12		1,400,000	1,421,437
1.75% due 04/15/13		500,000	510,585
2.13% due 12/31/15		900,000	902,461
2.25% due 01/31/15		380,000	389,025
2.38% due 08/31/14		1,650,000	1,703,110
2.38% due 09/30/14		700,000	722,313
2.38% due 03/31/16		88,000	88,853
2.63% due 08/15/20		450,000	423,000
3.00% due 08/31/16		208,000	215,215
3.63% due 08/15/19		1,340,000	1,390,250
4.50% due 11/15/15		700,000	779,680

			18,664,675

Total Government Treasuries
(cost $25,824,344)			25,787,594

Total Long-Term Investment Securities
(cost $147,392,940)			152,821,612

REPURCHASE AGREEMENT - 5.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $9,189,003 and collateralized by $9,365,000 of United States Treasury Notes, bearing interest at 4.50% due 04/30/12 and having approximate value of $9,376,706 (cost $9,189,000)	9,189,000	9,189,000

TOTAL INVESTMENTS -
(cost $156,581,940)(3)	98.1%	162,010,612
Other assets less liabilities	1.9	3,193,210

NET ASSETS -	100.0%	$165,203,822

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $18,348,370 representing 11.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Bond is in default and did not pay principal at maturity.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Principal amount of security is adjusted for inflation.
TIPS	Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS London	JPY	79,000,000	USD	958,302	04/26/2011	$—	$(7,764)

Currency Legend

AUD - Australian Dollar

BRL - Brazillian Real

CAD - Canadian Dollar

CHF - Switzerland Franc

COP - Colombian Peso

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysia Ringgits

NOK - Norwegian Krone

PEN - Peru Nuevos Soles

PHP - Philippines Peso

PLN - Polish Zloty

RUB - Russia Rubles

SEK - Swedish Krona

SGD - Singapore Dollar

ZAR - South African Rad

Industry Allocation*

Sovereign	65.6%
United States Treasury Notes	8.7
Repurchase Agreements	5.6
Banks-Commercial	4.2
United States Treasury Bonds	2.4
Sovereign Agency	1.1
Finance-Auto Loans	0.8
Transport-Marine	0.6
Transport-Services	0.5
Gold Mining	0.5
Building & Construction Products-Misc.	0.4
Food-Retail	0.5
Electric-Generation	0.4
Regional Authority	0.4
Telephone-Integrated	0.4
Finance-Credit Card	0.4
Oil Companies-Exploration & Production	0.4
Building Products-Cement	0.4
SupraNational Banks	0.4
Real Estate Operations & Development	0.3
Banks-Special Purpose	0.3
Special Purpose Entities	0.3
Investment Companies	0.3
Cellular Telecom	0.3
Retail-Discount	0.2
Oil-Field Services	0.2
Building-Heavy Construction	0.2
Diversified Manufacturing Operations	0.2
Import/Export	0.2
Petrochemicals	0.2
Paper & Related Products	0.2
Applications Software	0.2
Steel-Producers	0.2
Electric-Integrated	0.2
Diamonds/Precious Stones	0.1
Diversified Financial Services	0.2
Forestry	0.2
Beverages-Wine/Spirits	0.1
Oil Refining & Marketing	0.1
Finance-Other Services	0.1
Banks-Super Regional	0.1

98.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$24,397,939	$—	$24,397,939
Government Agencies	—	101,423,752	1,212,327	102,636,079
Government Treasuries	—	25,787,594	—	25,787,594
Repurchase Agreement	—	9,189,000	—	9,189,000

Total	$—	$160,798,285	$1,212,327	$162,010,612

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$(7,764)	$—	$(7,764)

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Government Agencies
Balance as of 5/31/2010	$—
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	8,871
Net purchases(sales)	1,203,456
Transfers in and/or out of Level 3	—

Balance as of 2/28/2011	$1,212,327

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Government Agencies
$8,871

See Notes to Portfolio of Investments

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.3%
Australia - 3.0%

BHP Billiton, Ltd.(1)	161,410	$7,625,753
Cochlear, Ltd.(1)	19,387	1,532,262
CSL, Ltd.(1)	42,171	1,532,396
QBE Insurance Group, Ltd.(1)	64,121	1,190,013
Wesfarmers, Ltd.(1)	57,508	1,939,748
Westpac Banking Corp.(1)	95,640	2,303,099
WorleyParsons, Ltd.#(1)	79,017	2,442,590

		18,565,861

Austria - 0.5%

Erste Group Bank AG(1)	57,195	3,020,399

Belgium - 1.0%

Anheuser-Busch InBev NV(1)	87,473	4,888,327
Umicore SA(1)	28,220	1,423,985

		6,312,312

Bermuda - 1.7%

Esprit Holdings, Ltd.(1)	264,800	1,303,580
Li & Fung, Ltd.(1)	921,400	5,601,235
Seadrill, Ltd.(1)	55,580	2,117,229
Signet Jewelers, Ltd.†	20,170	884,858
VimpelCom, Ltd. ADR	48,721	687,940

		10,594,842

Brazil - 0.3%

Banco Santander Brasil SA ADR	155,006	1,887,973

Canada - 2.7%

Canadian National Railway Co. (NYSE)	64,790	4,747,163
Canadian National Railway Co. (Toronto)#	48,194	3,524,951
Canadian Natural Resources, Ltd.	33,053	1,664,642
Cenovus Energy, Inc.#	41,822	1,625,012
EnCana Corp.#	31,247	1,015,676
Fairfax Financial Holdings, Ltd.	2,980	1,154,763
Suncor Energy, Inc.	38,562	1,812,301
Talisman Energy, Inc.	42,163	1,046,318

		16,590,826

Cayman Islands - 1.0%

Baidu, Inc. ADR†	26,880	3,256,781
Ctrip.com International, Ltd. ADR†#	18,660	723,448
Focus Media Holding, Ltd. ADR†#	34,299	909,610
Wynn Macau, Ltd.(1)	531,476	1,440,212

		6,330,051

China - 0.6%

Industrial & Commercial Bank of China, Class H(1)	4,632,615	3,562,407

Denmark - 1.2%

Novo Nordisk A/S, Class B(1)	55,198	6,950,099
Pandora A/S†(1)	14,040	816,938

		7,767,037

Finland - 0.4%

Fortum Oyj(1)	50,000	1,551,150
Kone OYJ, Class B(1)	13,520	737,527

		2,288,677

France - 10.0%

Accor SA(1)	50,078	2,358,132
Air Liquide SA(1)	46,400	6,005,506
AXA SA(1)	25,041	526,445
BNP Paribas(1)	96,063	7,508,398
Cap Gemini SA(1)	25,091	1,465,620
Cie Generale d’Optique Essilor International SA(1)	10,380	741,284
Cie Generale des Etablissements Michelin, Class B(1)	10,176	829,116
Danone(1)	114,403	7,170,331
Eutelsat Communications SA(1)	25,699	1,025,167
Lafarge SA(1)	12,839	778,457
Legrand SA(1)	32,830	1,376,969
LVMH Moet Hennessy Louis Vuitton SA(1)	40,999	6,462,515
Pernod-Ricard SA#(1)	34,283	3,159,998
Publicis Groupe SA(1)	61,417	3,503,692
Safran SA(1)	79,820	2,842,675
Schneider Electric SA(1)	57,575	9,522,909
Technip SA(1)	34,290	3,384,314
Total SA(1)	48,472	2,974,010

		61,635,538

Germany - 8.4%

Adidas AG(1)	30,453	1,954,063
Allianz SE(1)	22,600	3,256,716
BASF SE(1)	35,830	2,979,311
Bayer AG(1)	55,864	4,331,695
Bayerische Motoren Werke AG(1)	59,598	4,833,518
Beiersdorf AG(1)	40,719	2,444,351
Deutsche Boerse AG(1)	38,991	2,994,766
Fresenius Medical Care AG & Co. KGaA(1)	54,214	3,587,021
Kabel Deutschland Holding AG†(1)	28,660	1,561,393
Linde AG(1)	41,201	6,290,172
MAN SE(1)	10,912	1,385,502
Merck KGaA(1)	19,461	1,759,951
Metro AG(1)	22,960	1,679,406
Puma AG Rudolf Dassler Sport(1)	2,916	867,135
SAP AG(1)	93,964	5,669,224
Siemens AG(1)	31,250	4,207,751
ThyssenKrupp AG(1)	46,130	1,920,315

		51,722,290

Hong Kong - 1.8%

China Unicom Hong Kong, Ltd.#(1)	872,000	1,455,448
China Unicom Hong Kong, Ltd. ADR#	216,812	3,618,592
CNOOC, Ltd.(1)	1,056,000	2,402,456
Hutchison Whampoa, Ltd.(1)	168,000	1,987,915
Lenovo Group, Ltd.#(1)	1,208,000	730,753
Sun Hung Kai Properties, Ltd.(1)	45,000	727,090

		10,922,254

India - 1.0%

ICICI Bank, Ltd. ADR#	47,210	2,047,026
Infosys Technologies, Ltd. ADR#	64,702	4,315,623

		6,362,649

Indonesia - 0.3%

Bank Mandiri Tbk PT(1)	2,635,995	1,736,334

Ireland - 0.5%

Accenture PLC, Class A	55,930	2,879,276
Anglo Irish Bank Corp., Ltd.†(2)(3)	58,907	0

		2,879,276

Israel - 0.7%

Teva Pharmaceutical Industries, Ltd. ADR	91,182	4,568,218

Italy - 1.1%

Saipem SpA(1)	101,329	5,124,167
UniCredit SpA(1)	731,510	1,882,495

		7,006,662

Japan - 11.4%

Aeon Credit Service Co., Ltd.(1)	29,000	442,747
Canon, Inc.(1)	132,200	6,393,799
Denso Corp.#(1)	82,200	3,080,664
FANUC Corp.(1)	37,900	5,899,383
Hirose Electric Co., Ltd.#(1)	1,400	160,515
Honda Motor Co., Ltd.(1)	22,500	981,027
Hoya Corp.#(1)	108,300	2,591,989
Inpex Corp.(1)	406	2,854,955
Keyence Corp.#(1)	5,600	1,527,401
Komatsu, Ltd.(1)	158,100	4,843,165
Konica Minolta Holdings, Inc.#(1)	55,500	511,148
Lawson, Inc.#(1)	39,000	1,921,349
Mitsubishi Corp.(1)	131,500	3,649,795
Mitsubishi UFJ Financial Group, Inc.(1)	517,800	2,878,327
Murata Manufacturing Co., Ltd.(1)	35,700	2,663,709
Nidec Corp.#(1)	34,300	3,195,933
Nissan Motor Co., Ltd.#(1)	375,400	3,850,060
Nitori Holdings Co., Ltd.#(1)	20,150	1,784,293
Nomura Holdings, Inc.#(1)	147,000	935,640
ORIX Corp.#(1)	25,010	2,809,747
Rakuten, Inc.#(1)	1,505	1,339,487
Shin-Etsu Chemical Co., Ltd.#(1)	51,800	2,984,863
Softbank Corp.#(1)	59,700	2,457,194
Sumitomo Realty & Development Co., Ltd.(1)	93,000	2,499,905
Toyota Motor Corp.(1)	35,175	1,640,976
Unicharm Corp.#(1)	19,700	762,844
Yahoo! Japan Corp.#(1)	2,706	1,019,783
Yamada Denki Co., Ltd.#(1)	25,060	1,913,199

		67,593,897

Jersey - 2.1%

Informa PLC(1)	215,789	1,524,302
Petrofac, Ltd.(1)	58,286	1,319,680
Shire PLC(1)	119,749	3,390,476
Wolseley PLC†(1)	66,980	2,330,798
WPP PLC(1)	312,814	4,303,387

		12,868,643

Luxembourg - 0.2%

Millicom International Cellular SA	14,765	1,293,414

Mexico - 0.9%

America Movil SAB de CV, Series L ADR#	55,923	3,211,099
Fomento Economico Mexicano SAB de CV ADR	21,814	1,226,601
Grupo Televisa SA ADR†#	63,331	1,495,878

		5,933,578

Netherlands - 4.7%

Akzo Nobel NV(1)	44,302	3,009,382
ASML Holding NV(1)	44,200	1,917,426
CNH Global NV†#	46,650	2,260,192
European Aeronautic Defence and Space Co. NV†(1)	55,350	1,600,620
Heineken NV(1)	84,997	4,383,329
ING Groep NV CVA†(1)	274,703	3,444,915
Koninklijke Ahold NV(1)	117,072	1,571,954
Koninklijke KPN NV(1)	98,854	1,600,710
Randstad Holding NV†(1)	36,178	1,948,985
TNT NV#(1)	56,641	1,485,824
Unilever NV CVA(1)	117,614	3,549,733
Wolters Kluwer NV(1)	102,529	2,421,790

		29,194,860

Norway - 0.5%

Petroleum Geo-Services ASA†(1)	89,510	1,479,991
Yara International ASA(1)	25,940	1,374,776

		2,854,767

Philippines - 0.2%

Philippine Long Distance Telephone Co.(1)	26,445	1,311,570

Poland - 0.5%

Powszechna Kasa Oszczednosci Bank Polski SA(1)	210,447	3,079,807

Portugal - 0.4%

Jeronimo Martins SGPS SA(1)	148,180	2,375,710

Russia - 1.0%

Gazprom OAO ADR(1)	66,701	1,966,607
Magnit OJSC GDR (London)(1)	20,190	573,157
Magnit OJSC GDR (Turquoise)	54,730	1,554,332
Sberbank of Russia(1)	558,290	1,975,042

		6,069,138

Singapore - 1.3%

Keppel Corp., Ltd.(1)	536,000	4,769,305
Singapore Telecommunications, Ltd.(1)	528,950	1,239,011
United Overseas Bank, Ltd.(1)	128,000	1,820,911

		7,829,227

South Africa - 0.2%

MTN Group, Ltd.(1)	74,808	1,321,022

South Korea - 1.7%

Hyundai Mobis(1)	9,196	2,151,993
Hyundai Motor Co.(1)	19,073	3,024,067
NHN Corp†(1)	7,556	1,270,567
Samsung Electronics Co., Ltd.(1)	2,090	1,717,787
Samsung Electronics Co., Ltd. GDR(1)	5,153	2,117,723

Samsung Electronics Co., Ltd. GDR†*	515	210,944

		10,493,081

Spain - 1.4%

Banco Bilbao Vizcaya Argentaria SA(1)	294,876	3,643,173
Banco Santander SA(1)(2)	102,930	1,266,863
Inditex SA(1)	20,060	1,451,699
International Consolidated Airlines Group SA†(1)	222,840	812,921
Red Electrica Corp. SA(1)	11,944	642,449
Telefonica SA(1)	31,420	799,127

		8,616,232

Sweden - 3.6%

Alfa Laval AB(1)	107,690	2,201,625
Atlas Copco AB, Class A(1)	109,890	2,759,570
Kinnevik Investment AB(1)	37,355	838,202
Modern Times Group AB, Class B(1)	14,250	954,400
Sandvik AB(1)	117,240	2,247,737
Svenska Cellulosa AB, Class B(1)	78,114	1,291,771
Swedbank AB, Class A†(1)	259,209	4,566,367
Telefonaktiebolaget LM Ericsson, Class B(1)	224,272	2,881,946
Volvo AB, Class B†(1)	250,724	4,337,187

		22,078,805

Switzerland - 8.9%

ABB, Ltd.†(1)	27,195	666,371
Adecco SA(1)	33,230	2,236,605
Cie Financiere Richemont SA, Class A(1)	22,331	1,280,375
Givaudan SA(1)	1,665	1,659,073
Holcim, Ltd.(1)	27,160	1,998,152
Julius Baer Group, Ltd.(1)	103,409	4,638,559
Kuehne & Nagel International AG(1)	13,910	1,869,444
Nestle SA(1)	213,951	12,110,717
Novartis AG(1)	97,658	5,484,402
Roche Holding AG(1)	30,742	4,635,188
SGS SA(1)	980	1,704,764
Sonova Holding AG(1)	16,962	2,255,604
Swatch Group AG(1)	6,090	2,596,370
Swiss Reinsurance Co., Ltd.(1)	20,418	1,251,277
Syngenta AG(1)	12,130	4,076,765
UBS AG†(1)	345,566	6,866,945

		55,330,611

Taiwan - 1.6%

Hon Hai Precision Industry Co., Ltd.(1)	342,680	1,261,961
HTC Corp.(1)	84,400	3,066,549
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	898,269	2,147,469
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	302,930	3,723,009

		10,198,988

Turkey - 0.3%

Akbank TAS(1)	236,739	1,107,094
Turkiye Garanti Bankasi AS(1)	203,440	900,505

		2,007,599

United Kingdom - 18.7%

Admiral Group PLC(1)	95,975	2,634,652
Aggreko PLC(1)	80,160	1,885,287
Antofagasta PLC(1)	125,058	2,858,629
ARM Holdings PLC(1)	298,060	3,000,299
Barclays PLC(1)	782,546	4,063,503
BG Group PLC(1)	380,033	9,271,646
British American Tobacco PLC(1)	123,835	4,955,727
Burberry Group PLC(1)	147,377	2,872,057
Capita Group PLC(1)	96,688	1,140,233
Carnival PLC(1)	65,420	2,928,347
Centrica PLC(1)	409,335	2,265,876
Compass Group PLC(1)	581,841	5,234,271
Diageo PLC(1)	186,421	3,644,802
Hays PLC(1)	446,345	905,409
HSBC Holdings PLC (Hong Kong)(1)	457,528	5,035,570
HSBC Holdings PLC (London)#(1)	444,140	5,189,250
Imperial Tobacco Group PLC(1)	93,189	2,994,435
International Power PLC#(1)	504,179	2,739,678
Kingfisher PLC(1)	358,785	1,483,012
Lloyds Banking Group PLC†(1)	998,280	1,007,428
Next PLC(1)	45,169	1,452,864
Reckitt Benckiser Group PLC(1)	147,446	7,598,907
Reed Elsevier PLC(1)	183,091	1,634,906
Rio Tinto PLC(1)	78,980	5,571,047
Royal Dutch Shell PLC, Class A#(1)	68,999	2,483,684
Royal Dutch Shell PLC, Class B(1)	128,893	4,605,774
Schroders PLC(1)	102,055	2,970,849
Smith & Nephew PLC(1)	65,046	753,289
Smiths Group PLC(1)	84,935	1,850,141
Standard Chartered PLC(1)	105,701	2,794,762
Tesco PLC(1)	1,023,978	6,734,483
Vodafone Group PLC(1)	2,616,374	7,423,983
Whitbread PLC(1)	30,750	890,667
William Hill PLC(1)	27,188	84,872
Xstrata PLC(1)	230,190	5,253,991

		118,214,330

United States - 0.5%
Synthes, Inc.(1)	22,085	3,030,294

Total Common Stock
(cost $496,850,223)		595,449,179

PREFERRED STOCK - 0.7%
Brazil - 0.7%
Banco Bradesco SA ADR#	132,903	2,602,241
Petroleo Brasileiro SA ADR	41,414	1,456,530

Total Preferred Stock
(cost $3,116,614)		4,058,771

EXCHANGE-TRADED FUNDS - 0.4%
iShares MSCI EAFE Index Fund
(cost $2,681,609)	43,933	2,704,076

REGISTERED INVESTMENT COMPANIES - 0.1%
United States - 0.1%
India Fund, Inc.#
(cost $463,737)	19,994	593,622

Total Long-Term Investment Securities
(cost $503,112,183)		602,305,648

SHORT-TERM INVESTMENT SECURITIES - 9.8%
Collective Investment Pool - 7.7%
Securities Lending Quality Trust(4)	47,844,715	47,777,919
Commercial Paper - 0.4%
BNP Paribas Finance, Inc. 0.17% due 03/01/11	$2,159,000	2,159,000
Time Deposits - 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	10,257,000	10,257,000

Total Short-Term Investment Securities
(cost $60,260,715)		60,193,919

REPURCHASE AGREEMENT - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/11, to be repurchased 03/01/11 in the amount of $1,927,001 and collateralized by $1,970,000 of United States Treasury Bills, bearing interest at 0.06% due 05/26/11 and having an approximate value of $1,969,015

(cost $1,927,000)	1,927,000	1,927,000

TOTAL INVESTMENTS -
(cost $565,299,898)(5)	107.6%	664,926,567
Liabilities in excess of other assets	(7.6)	(46,764,048)

NET ASSETS -	100.0%	$618,162,519

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $210,944 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $538,103,539 representing 87.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $1,266,863 representing 0.2% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
GDR	- Global Depository Receipt

Industry Allocation*
Collective Investment Pool	7.7%
Banks-Commercial	6.4
Diversified Banking Institutions	6.1
Oil Companies-Integrated	3.9
Food-Misc.	3.7
Medical-Drugs	3.6
Auto-Cars/Light Trucks	3.1
Cellular Telecom	3.0
Food-Retail	2.4
Chemicals-Diversified	2.2
Diversified Operations	2.1
Diversified Minerals	2.1
Industrial Gases	2.0
Oil-Field Services	1.9
Oil Companies-Exploration & Production	1.8
Time Deposits	1.7
Power Converter/Supply Equipment	1.5
Brewery	1.5
Computer Services	1.4
Transport-Rail	1.4
Tobacco	1.3
Distribution/Wholesale	1.3
Machinery-Construction & Mining	1.2
Soap & Cleaning Preparation	1.2
Medical Products	1.2
Insurance-Multi-line	1.1
Electronic Components-Semiconductors	1.1
Beverages-Wine/Spirits	1.1
Electronic Components-Misc.	1.0
Office Automation & Equipment	1.0
Human Resources	1.0
Telephone-Integrated	1.0
Diversified Manufacturing Operations	1.0
Wireless Equipment	1.0
Industrial Automated/Robotic	1.0
Semiconductor Components-Integrated Circuits	0.9
Multimedia	0.9
Enterprise Software/Service	0.9
Retail-Jewelry	0.9
Metal-Diversified	0.9
Web Portals/ISP	0.9
Agricultural Chemicals	0.9
Auto/Truck Parts & Equipment-Original	0.9
Food-Catering	0.8
Insurance-Property/Casualty	0.8
Electric Products-Misc.	0.7
Medical-Generic Drugs	0.7
Electric-Integrated	0.7
Retail-Apparel/Shoe	0.7
Import/Export	0.6
Commercial Services	0.6
Dialysis Centers	0.6
Investment Management/Advisor Services	0.6
Advertising Services	0.6
Transport-Services	0.5
Real Estate Operations & Development	0.5
Cosmetics & Toiletries	0.5
Engineering/R&D Services	0.5
Finance-Other Services	0.5
Cruise Lines	0.5
Apparel Manufacturers	0.5
Metal-Copper	0.5
Electronics-Military	0.5
Finance-Leasing Companies	0.5
Athletic Footwear	0.4
Building Products-Cement	0.4
Index Fund	0.4
Publishing-Periodicals	0.4
Hotels/Motels	0.4
Gas-Distribution	0.4
Machinery-Farming	0.4
Machine Tools & Related Products	0.4
Filtration/Separation Products	0.4
Commercial Paper	0.4
Machinery-General Industrial	0.3
Oil & Gas Drilling	0.3
E-Commerce/Services	0.3
Retail-Misc./Diversified	0.3
Repurchase Agreements	0.3
Telecom Services	0.3
Retail-Convenience Store	0.3
Steel-Producers	0.3
Semiconductor Equipment	0.3
Retail-Consumer Electronics	0.3
Retail-Home Furnishings	0.3
Chemicals-Specialty	0.3
Publishing-Books	0.3
Aerospace/Defense-Equipment	0.3
Cable/Satellite TV	0.3
Medical-Biomedical/Gene	0.3
Electronic Measurement Instruments	0.2
Broadcast Services/Program	0.2
Retail-Building Products	0.2
Casino Hotels	0.2
Precious Metals	0.2
Paper & Related Products	0.2
Insurance-Reinsurance	0.2
Beverages-Non-alcoholic	0.2
Satellite Telecom	0.2
Television	0.2
Advertising Sales	0.2
Finance-Investment Banker/Broker	0.1
Retail-Restaurants	0.1
Investment Companies	0.1
Rubber-Tires	0.1
Airlines	0.1
Optical Supplies	0.1
Computers	0.1
Electric-Transmission	0.1
Photo Equipment & Supplies	0.1
Finance-Credit Card	0.1

107.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$61,635,538	#	$—	$61,635,538
Germany	—	51,722,290	#	—	51,722,290
Japan	—	67,593,897	#	—	67,593,897
Switzerland	—	55,330,611	#	—	55,330,611
United Kingdom	—	118,214,330	#	—	118,214,330
Other Countries*	57,345,640	183,606,873	#	0	240,952,513
Preferred Stock	4,058,771	—		—	4,058,771
Exchange Traded Funds	2,704,076	—		—	2,704,076
Registered Investment Companies	593,622	—		—	593,622
Short-Term Investment Securities:
Collective Investment Pool	—	47,777,919		—	47,777,919
Commercial Paper	—	2,159,000		—	2,159,000
Time Deposits	—	10,257,000		—	10,257,000
Repurchase Agreement	—	1,927,000		—	1,927,000

Total	$64,702,109	$600,224,458		$0	$664,926,567

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $538,103,539 representing 87.0% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$724
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	(724)
Net purchases(sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock
$—

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.8%
Advertising Agencies - 2.0%

Omnicom Group, Inc.#	53,498	$2,723,048

Aerospace/Defense - 1.2%

Boeing Co.	22,391	1,612,376

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	16,509	1,379,162

Banks-Fiduciary - 2.3%

State Street Corp.	72,307	3,233,569

Beverages-Non-alcoholic - 0.9%

PepsiCo, Inc.	19,307	1,224,450

Beverages-Wine/Spirits - 1.3%

Diageo PLC(5)	95,800	1,873,029

Commercial Services-Finance - 5.1%

Moody’s Corp.#	190,735	6,084,447
Visa, Inc., Class A	13,705	1,001,150

		7,085,597

Consumer Products-Misc. - 1.3%

Clorox Co.#	26,192	1,774,770

Cosmetics & Toiletries - 0.9%

Procter & Gamble Co.	19,062	1,201,859

Diversified Banking Institutions - 8.3%

Bank of America Corp.	323,493	4,622,715
Goldman Sachs Group, Inc.	16,572	2,714,162
JPMorgan Chase & Co.	88,879	4,149,761

		11,486,638

Diversified Manufacturing Operations - 2.0%

General Electric Co.	132,206	2,765,749

E-Commerce/Products - 4.6%

Amazon.com, Inc.†	20,150	3,491,793
Blue Nile, Inc.†#	50,492	2,887,133

		6,378,926

E-Commerce/Services - 1.5%

Ancestry.com, Inc.†#	63,931	2,100,773

Enterprise Software/Service - 1.6%

Oracle Corp.	67,754	2,229,107

Finance-Credit Card - 1.3%

American Express Co.	41,191	1,794,692

Food-Misc. - 0.8%

McCormick & Co., Inc.#	21,976	1,047,156

Footwear & Related Apparel - 2.0%

Timberland Co., Class A†	75,042	2,772,051

Human Resources - 1.7%

Robert Half International, Inc.#	74,477	2,375,816

Industrial Gases - 1.7%

Air Products & Chemicals, Inc.#	25,445	2,340,940

Insurance-Life/Health - 1.6%

Prudential Financial, Inc.	33,901	2,231,703

Investment Companies - 0.6%

Apollo Global Mgmt LLC, Class A†*(1)(2)	72,697	799,667

Investment Management/Advisor Services - 1.3%

T. Rowe Price Group, Inc.#	25,950	1,738,131

Medical Instruments - 1.3%

Medtronic, Inc.	46,629	1,861,430

Medical Products - 0.9%

Johnson & Johnson	20,610	1,266,278

Medical-Biomedical/Gene - 2.4%

Amgen, Inc.†	63,861	3,277,985

Medical-Drugs - 7.5%

Merck & Co., Inc.	114,585	3,732,034
Novartis AG ADR#	41,178	2,317,086
Pfizer, Inc.	225,188	4,332,617

		10,381,737

Multimedia - 0.7%

FactSet Research Systems, Inc.#	9,893	1,037,578

Networking Products - 0.8%

Cisco Systems, Inc.†	63,420	1,177,075

Office Supplies & Forms - 2.0%

Avery Dennison Corp.#	68,229	2,723,702

Oil Companies-Exploration & Production - 5.2%

Apache Corp.	23,421	2,918,725
Occidental Petroleum Corp.	24,136	2,461,148
Ultra Petroleum Corp.†#	39,987	1,813,410

		7,193,283

Oil Companies-Integrated - 5.8%

Chevron Corp.	37,430	3,883,362
Exxon Mobil Corp.	47,990	4,104,585

		7,987,947

Oil-Field Services - 2.6%

Schlumberger, Ltd.	37,944	3,544,728

Racetracks - 1.0%

International Speedway Corp., Class A#	50,516	1,400,304

Retail-Building Products - 4.2%

Home Depot, Inc.	116,721	4,373,536
Lowe’s Cos., Inc.	56,665	1,482,923

		5,856,459

Television - 4.3%

CBS Corp., Class B	251,913	6,010,644

Tobacco - 1.2%

Philip Morris International, Inc.	25,610	1,607,796

Toys - 1.9%

Nintendo Co., Ltd.(5)	9,100	2,672,100

Transport-Services - 1.3%

United Parcel Service, Inc., Class B#	23,767	1,754,005

Web Portals/ISP - 2.2%

Google, Inc., Class A†	5,009	3,072,521

Wireless Equipment - 5.5%

QUALCOMM, Inc.	128,074	7,630,649

Total Long-Term Investment Securities
(cost $101,790,186)		132,625,430

SHORT-TERM INVESTMENT SECURITIES - 13.0%
Collective Investment Pool - 9.0%

Securities Lending Quality Trust(3)(4)	12,475,922	12,451,298

Time Deposits - 4.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$5,531,000	5,531,000

Total Short-Term Investment Securities (cost $18,006,922)		17,982,298

TOTAL INVESTMENTS (cost $119,797,108)(6)	108.8%	150,607,728
Liabilities in excess of other assets	(8.8)	(12,144,930)

NET ASSETS	100.0%	$138,462,798

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $799,667 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $799,667 representing 0.6% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Apollo Global Management LLC, Class A Common Stock	08/02/07	33,592	$806,208
	02/01/08	5,661	100,058
	04/30/08	10,000	150,500
	06/05/08	7,000	108,850
	06/26/08	3,371	50,734
	09/18/08	4,233	57,357
	10/03/08	5,885	76,799
	10/17/08	2,955	32,623

		72,697	$1,383,129	$799,667	$11.00	0.58%

(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At February 28, 2011, the Fund had loaned securities with a total value of $14,013,959. This was secured by collateral of $12,475,922, which was received in cash and subsequently invested in short-term investments currently value at $12,451,298 as reported in the portfolio of investments. The remaining collateral of $1,671,675 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range

Federal Home Loan Bank	0.38% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.35% to 1.00%	12/28/12 to 01/10/13
U.S. Treasury Notes/Bonds	0.88% to 4.50%	03/31/11 to 11/15/40

(5)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $4,545,129 representing 3.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(6)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$7,085,597	$—		$—	$7,085,597
Diversified Banking Institutions	11,486,638	—		—	11,486,638
Medical-Drugs	10,381,737	—		—	10,381,737
Oil Companies-Exploration & Production	7,193,283	—		—	7,193,283
Oil Companies-Integrated	7,987,947	—		—	7,987,947
Other Industries*	83,945,099	4,545,129	#	—	88,490,228
Short-Term Investment Securities:
Collective Investment Pool	—	12,451,298		—	12,451,298
Time Deposits	—	5,531,000		—	5,531,000

Total	$128,080,301	$22,527,427		$—	$150,607,728

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $4,545,129 representing 3.3% of net assets. See Note 1.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.6%
Aerospace/Defense - 0.9%

Boeing Co.	27,700	$1,994,677
Embraer SA ADR	46,940	1,598,776

		3,593,453

Aerospace/Defense-Equipment - 1.8%

Goodrich Corp.	45,235	3,900,614
United Technologies Corp.	40,400	3,375,016

		7,275,630

Agricultural Chemicals - 3.8%

CF Industries Holdings, Inc.	14,567	2,058,026
Monsanto Co.	85,475	6,144,798
Potash Corp. of Saskatchewan, Inc.	117,099	7,213,298

		15,416,122

Apparel Manufacturers - 0.4%

Coach, Inc.	27,200	1,493,824

Applications Software - 2.3%

Citrix Systems, Inc.†	42,423	2,976,398
Microsoft Corp.	64,500	1,714,410
Red Hat, Inc.†	34,520	1,424,985
Salesforce.com, Inc.†	24,415	3,229,372

		9,345,165

Auto-Cars/Light Trucks - 0.7%

Ford Motor Co.†	127,461	1,918,288
General Motors Co.†	26,500	888,545

		2,806,833

Auto/Truck Parts & Equipment-Original - 0.4%

Lear Corp.	16,033	1,696,291

Banks-Super Regional - 0.7%

Comerica, Inc.#	45,653	1,775,902
Wells Fargo & Co.	36,300	1,171,038

		2,946,940

Beverages-Non-alcoholic - 0.7%

Hansen Natural Corp.†	28,984	1,668,029
PepsiCo, Inc.	16,052	1,018,018

		2,686,047

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	171,047	4,406,171
DIRECTV, Class A†	70,339	3,233,484

		7,639,655

Casino Hotels - 1.0%

Las Vegas Sands Corp.†	84,193	3,926,762

Cellular Telecom - 0.9%

America Movil SAB de CV, Series L ADR	26,075	1,497,227
MetroPCS Communications, Inc.†	144,500	2,080,800

		3,578,027

Coal - 1.1%

Peabody Energy Corp.	65,387	4,282,195

Commercial Services-Finance - 1.8%

Mastercard, Inc., Class A	4,100	986,296
Moody’s Corp.	37,198	1,186,616
Visa, Inc., Class A	69,554	5,080,920

		7,253,832

Computer Aided Design - 0.2%

Autodesk, Inc.†#	17,200	723,260

Computer Services - 1.8%

Accenture PLC, Class A	59,269	3,051,168
Cognizant Technology Solutions Corp., Class A†	57,647	4,431,325

		7,482,493

Computers - 8.0%

Apple, Inc.†	81,558	28,807,101
Hewlett-Packard Co.	78,039	3,404,842

		32,211,943

Computers-Memory Devices - 3.1%

EMC Corp.†#	344,733	9,380,185
SanDisk Corp.†	63,199	3,134,670

		12,514,855

Cosmetics & Toiletries - 0.5%

Procter & Gamble Co.	34,900	2,200,445

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd.†	20,300	888,937

Diversified Banking Institutions - 2.7%

Citigroup, Inc.†	245,700	1,149,876
Goldman Sachs Group, Inc.	15,600	2,554,968
JPMorgan Chase & Co.	123,305	5,757,110
Morgan Stanley	52,200	1,549,296

		11,011,250

Diversified Manufacturing Operations - 2.5%

Danaher Corp.	91,504	4,630,102
Eaton Corp.	9,300	1,030,254
Honeywell International, Inc.	37,624	2,178,806
Ingersoll-Rand PLC#	50,946	2,307,854

		10,147,016

E-Commerce/Products - 2.1%

Amazon.com, Inc.†	39,651	6,871,122
MercadoLibre, Inc.†#	24,900	1,637,922

		8,509,044

E-Commerce/Services - 0.9%

NetFlix, Inc.†	10,606	2,191,942
priceline.com, Inc.†	3,100	1,407,028

		3,598,970

Electric Products-Misc. - 1.0%

AMETEK, Inc.	36,775	1,542,711
Emerson Electric Co.	41,700	2,487,822

		4,030,533

Electronic Components-Semiconductors - 4.2%

ARM Holdings PLC ADR	13,833	418,725
Avago Technologies, Ltd.	35,046	1,191,213
Broadcom Corp., Class A	98,322	4,052,833
Cree, Inc.†	29,000	1,527,430
Intel Corp.	46,900	1,006,943
Micron Technology, Inc.†	113,168	1,259,560
Rovi Corp.†#	111,323	6,169,521
Xilinx, Inc.#	47,131	1,567,106

		17,193,331

Electronic Forms - 0.4%

Adobe Systems, Inc.†	43,500	1,500,750

Electronic Measurement Instruments - 1.0%

Agilent Technologies, Inc.†	94,668	3,983,629

Engineering/R&D Services - 1.2%

ABB, Ltd. ADR†	88,080	2,158,841
Foster Wheeler AG†	74,613	2,698,006

		4,856,847

Engines-Internal Combustion - 0.9%

Cummins, Inc.	36,342	3,674,903

Enterprise Software/Service - 1.9%

Oracle Corp.	231,026	7,600,755

Finance-Credit Card - 0.4%

American Express Co.	33,200	1,446,524

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	80,200	1,521,394

Gold Mining - 0.1%

Newmont Mining Corp.	10,300	569,281

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.	102,400	1,980,416

Hotel/Motels - 1.0%

Starwood Hotels & Resorts Worldwide, Inc.	64,272	3,927,019

Industrial Gases - 0.5%

Praxair, Inc.	22,457	2,231,777

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.†	17,230	961,779

Internet Infrastructure Software - 0.5%

Akamai Technologies, Inc.†	24,200	908,226
F5 Networks, Inc.†	9,000	1,062,090

		1,970,316

Investment Management/Advisor Services - 1.7%

Ameriprise Financial, Inc.	49,640	3,143,205
BlackRock, Inc.	12,300	2,509,077
Franklin Resources, Inc.	10,406	1,307,202

		6,959,484

Machinery-Construction & Mining - 1.0%

Caterpillar, Inc.	21,600	2,223,288
Terex Corp.†#	49,900	1,684,125

		3,907,413

Machinery-Farming - 0.5%

Deere & Co.	23,254	2,096,348

Medical Information Systems - 0.5%

Allscripts Healthcare Solutions, Inc.†#	86,823	1,853,671

Medical Instruments - 0.5%

St. Jude Medical, Inc.†	39,300	1,881,684

Medical Products - 1.6%

Baxter International, Inc.	48,559	2,580,911
Covidien PLC	20,700	1,065,015
Hospira, Inc.†	51,003	2,695,508

		6,341,434

Medical-Biomedical/Gene - 3.3%

Alexion Pharmaceuticals, Inc.†	17,499	1,684,804
Amgen, Inc.†	14,000	718,620
Celgene Corp.†	31,500	1,672,650
Dendreon Corp.†#	42,337	1,422,100
Gilead Sciences, Inc.†	111,039	4,328,300
Illumina, Inc.†#	26,067	1,809,050
United Therapeutics Corp.†#	23,179	1,562,960

		13,198,484

Medical-Drugs - 0.7%

Allergan, Inc.	35,900	2,662,703

Medical-Generic Drugs - 0.6%

Mylan, Inc.†	57,700	1,319,599
Teva Pharmaceutical Industries, Ltd. ADR	19,508	977,351

		2,296,950

Medical-HMO - 0.7%

UnitedHealth Group, Inc.	68,297	2,908,086

Medical-Wholesale Drug Distribution - 1.0%

AmerisourceBergen Corp.	30,800	1,167,628
McKesson Corp.	34,285	2,718,115

		3,885,743

Metal-Copper - 0.5%

Freeport-McMoRan Copper & Gold, Inc.	39,374	2,084,853

Mining - 1.0%

Silver Wheaton Corp.†	100,416	4,272,701

Multimedia - 1.4%

Walt Disney Co.	126,934	5,552,093

Networking Products - 1.1%

Cisco Systems, Inc.†	91,400	1,696,384
Juniper Networks, Inc.†	63,653	2,800,732

		4,497,116

Oil & Gas Drilling - 1.0%

Ensco PLC ADR	37,200	2,086,920
Transocean, Ltd.†#	24,637	2,085,029

		4,171,949

Oil Companies-Exploration & Production - 2.4%

Anadarko Petroleum Corp.	19,000	1,554,770
Apache Corp.	8,100	1,009,422
Devon Energy Corp.	5,600	512,064
EOG Resources, Inc.	26,250	2,948,138
Occidental Petroleum Corp.	22,900	2,335,113
Southwestern Energy Co.†	39,200	1,547,616

		9,907,123

Oil Companies-Integrated - 0.7%

Exxon Mobil Corp.	33,600	2,873,808

Oil Field Machinery & Equipment - 1.6%

Cameron International Corp.†	42,697	2,524,674
National Oilwell Varco, Inc.	52,392	4,168,831

		6,693,505

Oil-Field Services - 4.3%

Halliburton Co.	101,374	4,758,495
Schlumberger, Ltd.	90,366	8,441,992
Weatherford International, Ltd.†	182,882	4,422,087

		17,622,574

Pharmacy Services - 0.6%

Express Scripts, Inc.†	45,910	2,581,060

Retail-Apparel/Shoe - 2.4%

Abercrombie & Fitch Co., Class A	27,120	1,555,874
Guess?, Inc.	33,600	1,521,744
Limited Brands, Inc.	137,554	4,404,479
Urban Outfitters, Inc.†	58,300	2,237,554

		9,719,651

Retail-Discount - 1.0%

Dollar General Corp.†	35,300	997,225
Target Corp.	58,900	3,095,195

		4,092,420

Retail-Jewelry - 0.3%

Tiffany & Co.	17,969	1,105,992

Retail-Restaurants - 0.9%

Chipotle Mexican Grill, Inc.†#	4,071	997,395
McDonald’s Corp.	33,100	2,505,008

		3,502,403

Semiconductor Components-Integrated Circuits - 0.3%

Atmel Corp.†	73,470	1,078,540
Marvell Technology Group, Ltd.†	16,400	299,792

		1,378,332

Steel-Specialty - 0.3%

Allegheny Technologies, Inc.#	17,600	1,180,608

Transactional Software - 0.2%

VeriFone Systems, Inc.†	16,200	736,128

Transport-Rail - 1.7%

Union Pacific Corp.	72,726	6,938,788

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	26,700	1,970,460

Transport-Truck - 0.4%

J.B. Hunt Transport Services, Inc.#	39,903	1,660,364

Vitamins & Nutrition Products - 0.8%

Mead Johnson Nutrition Co.	57,047	3,414,263

Web Hosting/Design - 0.4%

Equinix, Inc.†	17,378	1,502,154

Web Portals/ISP - 5.1%

Baidu, Inc. ADR†	59,162	7,168,068
Google, Inc., Class A†	20,386	12,504,772
Yahoo!, Inc.†	56,000	918,400

		20,591,240

Wireless Equipment - 2.7%

American Tower Corp., Class A†	51,391	2,773,058
QUALCOMM, Inc.	140,332	8,360,981

		11,134,039

X-Ray Equipment - 0.3%

Hologic, Inc.†	51,513	1,039,532

Total Long-Term Investment Securities
(cost $325,394,510)		398,893,399

SHORT-TERM INVESTMENT SECURITIES - 4.6%
Collective Investment Pool - 4.2%

Securities Lending Quality Trust(1)	17,265,374	17,239,253

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$1,480,000	1,480,000

Total Short-Term Investment Securities
(cost $18,745,374)		18,719,253

REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co., Joint Repurchase Agreement(2)
(cost $3,837,000)	3,837,000	3,837,000

TOTAL INVESTMENTS
(cost $347,976,884)(3)	104.2%	421,449,652
Liabilities in excess of other assets	(4.2)	(16,849,759)

NET ASSETS	100.0%	$404,599,893

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$32,211,943	$—	$—	$32,211,943
Web Portals/ISP	20,591,240	—	—	20,591,240
Other Industries*	346,090,216	—	—	346,090,216
Short-Term Investment Securities:
Collective Investment Pool	—	17,239,253	—	17,239,253
Time Deposits	—	1,480,000	—	1,480,000
Repurchase Agreement	—	3,837,000	—	3,837,000

Total	$398,893,399	$22,556,253	$—	$421,449,652

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.8%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†#	128,800	$4,993,576

Aerospace/Defense-Equipment - 0.5%

Alliant Techsystems, Inc.	74,800	5,398,316
BE Aerospace, Inc.†	229,800	7,748,856

		13,147,172

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†	99,600	3,844,560

Airlines - 0.4%

AirTran Holdings, Inc.†#	304,400	2,222,120
Alaska Air Group, Inc.†	82,700	4,916,515
JetBlue Airways Corp.†#	453,100	2,582,670

		9,721,305

Apparel Manufacturers - 0.4%

Hanesbrands, Inc.†#	215,200	5,575,832
Under Armour, Inc., Class A†	79,100	5,238,793

		10,814,625

Applications Software - 0.1%

Quest Software, Inc.†	135,100	3,619,329

Auction House/Art Dealers - 0.3%

Sotheby’s	150,700	7,417,454

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Corp.†	203,900	7,273,113

Auto/Truck Parts & Equipment-Original - 0.7%

BorgWarner, Inc.†#	255,600	19,837,116

Banks-Commercial - 3.4%

Associated Banc-Corp.	388,900	5,627,383
BancorpSouth, Inc.#	165,100	2,631,694
Bank of Hawaii Corp.	108,300	5,107,428
Cathay General Bancorp, Class B	176,500	3,127,580
City National Corp.#	104,200	6,138,422
Commerce Bancshares, Inc.	174,300	6,999,888
Cullen/Frost Bankers, Inc.#	136,900	8,016,864
East West Bancorp, Inc.	332,600	7,722,972
FirstMerit Corp.#	244,500	4,168,725
Fulton Financial Corp.#	447,100	4,868,919
International Bancshares Corp.#	118,700	2,265,983
PacWest Bancorp.#	70,700	1,464,197
Prosperity Bancshares, Inc.#	104,900	4,282,018
SVB Financial Group†#	94,400	5,114,592
Synovus Financial Corp.#	1,764,200	4,498,710
TCF Financial Corp.#	285,300	4,630,419
Trustmark Corp.#	127,800	2,996,910
Valley National Bancorp.#	362,400	4,939,512
Webster Financial Corp.	164,600	3,815,428
Westamerica Bancorporation#	65,400	3,373,332

		91,790,976

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.†	158,600	10,599,238

Beverages-Non-alcoholic - 0.3%

Hansen Natural Corp.†	155,300	8,937,515

Building & Construction Products-Misc. - 0.1%

Louisiana-Pacific Corp.†#	296,500	3,059,880

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	100,900	4,893,650

Building Products-Cement - 0.3%

Martin Marietta Materials, Inc.#	102,300	9,090,378

Building-Heavy Construction - 0.1%

Granite Construction, Inc.#	76,700	2,185,950

Building-Maintance & Services - 0.1%

Rollins, Inc.#	142,200	2,789,964

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	95,300	3,167,772

Building-Residential/Commercial - 0.8%

KB Home#	162,200	2,149,150
MDC Holdings, Inc.#	84,700	2,223,375
NVR, Inc.†#	12,700	9,243,822
Ryland Group, Inc.#	99,100	1,720,376
Toll Brothers, Inc.†#	324,300	6,894,618

		22,231,341

Casino Hotels - 0.1%

Boyd Gaming Corp.†#	126,000	1,346,940

Casino Services - 0.2%

Bally Technologies, Inc.†	120,500	4,654,915
Scientific Games Corp., Class A†	142,000	1,272,320

		5,927,235

Chemicals-Diversified - 0.1%

Olin Corp.	178,800	3,327,468

Chemicals-Specialty - 2.2%

Albemarle Corp.	205,800	11,845,848
Ashland, Inc.	177,200	9,976,360
Cabot Corp.	146,900	6,354,894
Cytec Industries, Inc.	111,000	6,308,130
Lubrizol Corp.	147,500	16,058,325
Minerals Technologies, Inc.#	41,600	2,699,008
NewMarket Corp.#	22,200	2,844,042
Sensient Technologies Corp.#	111,700	3,728,546

		59,815,153

Coal - 0.6%

Arch Coal, Inc.	365,100	12,241,803
Patriot Coal Corp.†	204,400	4,823,840

		17,065,643

Coatings/Paint - 0.6%

RPM International, Inc.	289,700	6,654,409
Valspar Corp.#	221,300	8,413,826

		15,068,235

Coffee - 0.4%

Green Mountain Coffee Roasters, Inc.†	260,500	10,623,190

Commercial Services - 0.5%

Alliance Data Systems Corp.†#	116,800	9,196,832
Convergys Corp.†	273,800	3,852,366

		13,049,198

Commercial Services-Finance - 0.9%

Global Payments, Inc.	179,000	8,590,210
Lender Processing Services, Inc.	205,200	6,991,164
SEI Investments Co.	327,800	7,542,678

		23,124,052

Computer Aided Design - 0.7%

ANSYS, Inc.†	204,500	11,517,440

Parametric Technology Corp.†	264,800	6,275,760

		17,793,200

Computer Services - 0.3%

DST Systems, Inc.	80,000	4,080,000
SRA International, Inc., Class A†#	96,200	2,619,526

		6,699,526

Computers-Integrated Systems - 1.5%

Diebold, Inc.	147,600	5,189,616
Jack Henry & Associates, Inc.#	192,400	6,139,484
MICROS Systems, Inc.†	181,100	8,627,604
NCR Corp.†	358,000	6,837,800
Riverbed Technology, Inc.†	330,300	13,638,087

		40,432,591

Consulting Services - 0.9%

CoreLogic, Inc.	234,000	4,364,100
Corporate Executive Board Co.#	77,100	3,089,397
FTI Consulting, Inc.†	104,400	3,444,156
Gartner, Inc.†#	192,300	7,253,556
Towers Watson & Co., Class A	101,800	5,985,840

		24,137,049

Consumer Products-Misc. - 0.6%

American Greetings Corp., Class A#	90,100	1,950,665
Scotts Miracle-Gro Co., Class A	103,300	5,802,361
Tupperware Brands Corp.	141,900	7,612,935

		15,365,961

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	69,900	4,519,734
Silgan Holdings, Inc.#	112,900	4,118,592

		8,638,326

Containers-Paper/Plastic - 1.0%

Packaging Corp. of America	230,400	6,633,216
Rock-Tenn Co., Class A#	87,500	6,006,875
Sonoco Products Co.	231,200	8,341,696
Temple-Inland, Inc.	242,300	5,667,397

		26,649,184

Cosmetics & Toiletries - 0.3%

Alberto-Culver Co.	192,900	7,183,596

Data Processing/Management - 0.5%

Acxiom Corp.†#	180,200	3,088,628
Broadridge Financial Solutions, Inc.	280,900	6,438,228
Fair Isaac Corp.#	89,600	2,504,320

		12,031,176

Decision Support Software - 0.4%

MSCI, Inc., Class A†	266,900	9,474,950

Diagnostic Equipment - 0.4%

Gen-Probe, Inc.†#	108,300	6,809,904
Immucor, Inc.†	157,300	3,062,631

		9,872,535

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	129,200	10,038,840

Direct Marketing - 0.0%

Harte-Hanks, Inc.	87,200	1,106,568

Distribution/Wholesale - 1.2%

Fossil, Inc.†	115,500	8,863,470
Ingram Micro, Inc., Class A†	352,300	7,021,339
LKQ Corp.†#	324,500	7,710,120
Owens & Minor, Inc.	142,300	4,439,760
Watsco, Inc.#	62,600	4,042,708

		32,077,397

Diversified Manufacturing Operations - 1.9%

Acuity Brands, Inc.	96,800	5,471,136
Brink’s Co.	104,300	3,219,741
Carlisle Cos., Inc.	137,000	5,892,370
Crane Co.	103,800	4,903,512
Harsco Corp.	180,900	6,181,353
Matthews International Corp., Class A#	66,200	2,459,330
Pentair, Inc.#	221,800	8,224,344
SPX Corp.	112,800	8,996,928
Trinity Industries, Inc.#	179,200	5,582,080

		50,930,794

E-Marketing/Info - 0.2%

Digital River, Inc.†#	89,200	2,995,336
ValueClick, Inc.†	181,400	2,708,302

		5,703,638

Electric Products-Misc. - 0.6%

AMETEK, Inc.	359,700	15,089,415

Electric-Integrated - 3.2%

Alliant Energy Corp.	249,100	9,809,558
Black Hills Corp.#	88,200	2,718,324
Cleco Corp.	136,500	4,415,775
DPL, Inc.#	267,300	6,955,146
Great Plains Energy, Inc.	304,800	5,852,160
Hawaiian Electric Industries, Inc.#	211,600	5,110,140
IDACORP, Inc.	110,400	4,166,496
MDU Resources Group, Inc.	423,000	9,081,810
NSTAR#	232,800	10,510,920
NV Energy, Inc.	528,500	7,763,665
OGE Energy Corp.	219,000	10,533,900
PNM Resources, Inc.	194,800	2,592,788
Westar Energy, Inc.#	250,300	6,507,800

		86,018,482

Electronic Components-Misc. - 0.6%

Gentex Corp.	315,400	9,550,312
Vishay Intertechnology, Inc.†	370,600	6,466,970

		16,017,282

Electronic Components-Semiconductors - 2.5%

Cree, Inc.†	243,700	12,835,679
Fairchild Semiconductor International, Inc.†	278,300	4,900,863
International Rectifier Corp.†	155,900	5,010,626
Intersil Corp., Class A#	279,400	3,573,526
QLogic Corp.†	237,400	4,287,444
Rovi Corp.†	248,600	13,777,412
Semtech Corp.†	140,100	3,317,568
Silicon Laboratories, Inc.†#	98,300	4,462,820

Skyworks Solutions, Inc.†	411,900	14,803,686

		66,969,624

Electronic Connectors - 0.2%

Thomas & Betts Corp.†	116,400	6,447,396

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†	600,500	5,974,975
Mentor Graphics Corp.†	246,400	3,917,760
Synopsys, Inc.†	333,800	9,252,936

		19,145,671

Electronic Measurement Instruments - 0.9%

Itron, Inc.†	90,800	5,149,268
National Instruments Corp.	197,700	6,154,401
Trimble Navigation, Ltd.†	269,800	13,260,670

		24,564,339

Electronic Parts Distribution - 1.0%

Arrow Electronics, Inc.†	260,200	10,199,840
Avnet, Inc.†	341,500	11,682,715
Tech Data Corp.†	104,800	5,195,984

		27,078,539

Engineering/R&D Services - 1.3%

Aecom Technology Corp.†	266,400	7,629,696
KBR, Inc.	339,200	11,125,760
Shaw Group, Inc.†	190,900	7,582,548
URS Corp.†	185,900	8,649,927

		34,987,931

Enterprise Software/Service - 0.7%

Advent Software, Inc.†#	71,800	2,082,200
Concur Technologies, Inc.†	102,500	5,333,075
Informatica Corp.†	210,900	9,914,409
ManTech International Corp., Class A†#	50,700	2,190,240

		19,519,924

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	69,400	2,507,422

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.	171,900	9,677,970

Finance-Investment Banker/Broker - 0.7%

Greenhill & Co., Inc.	56,700	4,072,761
Jefferies Group, Inc.#	278,000	6,688,680
Raymond James Financial, Inc.	224,600	8,606,672

		19,368,113

Food-Baking - 0.2%

Flowers Foods, Inc.#	170,200	4,527,320

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	54,900	1,570,140

Food-Meat Products - 0.3%

Smithfield Foods, Inc.†	373,000	8,634,950

Food-Misc. - 0.7%

Corn Products International, Inc.	169,900	8,294,518
Lancaster Colony Corp.#	43,200	2,493,504
RalCorp Holdings, Inc.†	123,400	8,002,490

		18,790,512

Food-Retail - 0.1%

Ruddick Corp.#	96,100	3,526,870

Footwear & Related Apparel - 0.4%

Deckers Outdoor Corp.†	86,600	7,639,852
Timberland Co., Class A†	86,700	3,202,698

		10,842,550

Funeral Services & Related Items - 0.2%

Service Corp. International	549,300	5,987,370

Gas-Distribution - 2.6%

AGL Resources, Inc.	175,400	6,666,954
Atmos Energy Corp.	203,200	6,872,224
Energen Corp.	161,500	9,867,650
National Fuel Gas Co.	184,700	13,464,630
Questar Corp.	392,400	7,012,188
Southern Union Co.	279,800	7,979,896
UGI Corp.	248,200	7,915,098
Vectren Corp.	183,500	4,829,720
WGL Holdings, Inc.#	114,800	4,362,400

		68,970,760

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	51,500	4,731,820

Hospital Beds/Equipment - 0.5%

Hill-Rom Holdings, Inc.	141,700	5,394,519
Kinetic Concepts, Inc.†	140,700	6,890,079

		12,284,598

Human Resources - 0.5%

Korn/Ferry International†#	104,000	2,377,440
Manpower, Inc.	183,300	11,639,550

		14,016,990

Independent Power Producers - 0.1%

Dynegy, Inc.†	230,900	1,336,911

Industrial Automated/Robotic - 0.3%

Nordson Corp.#	76,300	8,309,833

Instruments-Controls - 0.6%

Mettler-Toledo International, Inc.†	73,800	12,647,106
Woodward Governor Co.#	133,200	4,380,948

		17,028,054

Insurance Brokers - 0.5%

Arthur J. Gallagher & Co.	238,200	7,479,480
Brown & Brown, Inc.	262,800	6,869,592

		14,349,072

Insurance-Life/Health - 0.4%

Protective Life Corp.	192,500	5,472,775
StanCorp Financial Group, Inc.	103,400	4,756,400

		10,229,175

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	176,800	6,122,584
Old Republic International Corp.	572,000	7,150,000
Unitrin, Inc.	111,800	3,274,622

		16,547,206

Insurance-Property/Casualty - 1.3%

Fidelity National Financial, Inc., Class A	510,000	7,063,500
First American Financial Corp.	234,300	3,692,568
Hanover Insurance Group, Inc.	101,400	4,712,058

HCC Insurance Holdings, Inc.	259,100	8,068,374
Mercury General Corp.#	80,000	3,291,200
WR Berkley Corp.	267,300	8,005,635

		34,833,335

Insurance-Reinsurance - 1.2%

Aspen Insurance Holdings, Ltd.#	172,200	5,088,510
Everest Re Group, Ltd.	122,900	10,895,085
Reinsurance Group of America, Inc.	164,500	9,934,155
Transatlantic Holdings, Inc.	142,100	7,237,153

		33,154,903

Internet Infrastructure Software - 0.3%

TIBCO Software, Inc.†	375,200	9,237,424

Intimate Apparel - 0.2%

Warnaco Group, Inc.†	100,000	5,871,000

Investment Companies - 0.2%

Apollo Investment Corp.	438,300	5,421,771

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†	115,900	12,372,325
Eaton Vance Corp.#	265,900	8,322,670
Waddell & Reed Financial, Inc., Class A	191,900	7,748,922

		28,443,917

Leisure Products - 0.2%

WMS Industries, Inc.†	129,800	5,164,742

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	184,500	7,095,870
Lincoln Electric Holdings, Inc.	95,000	6,781,100

		13,876,970

Machinery-Construction & Mining - 0.9%

Bucyrus International, Inc.	182,000	16,572,920
Terex Corp.†#	244,700	8,258,625

		24,831,545

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	86,700	6,324,765

Machinery-Farming - 0.4%

AGCO Corp.†	209,100	11,454,498

Machinery-General Industrial - 0.8%

Gardner Denver, Inc.	117,900	8,623,206
IDEX Corp.	184,000	7,588,160
Wabtec Corp.	107,700	6,113,052

		22,324,418

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†	127,000	4,739,640

Machinery-Pumps - 0.2%

Graco, Inc.#	134,600	5,479,566

Medical Information Systems - 0.3%

Allscripts Healthcare Solutions, Inc.†	420,400	8,975,540

Medical Instruments - 1.7%

Beckman Coulter, Inc.	155,600	12,935,028
Edwards Lifesciences Corp.†	256,600	21,821,264
Techne Corp.	83,300	5,971,777
Thoratec Corp.†	131,400	3,663,432

		44,391,501

Medical Labs & Testing Services - 0.3%

Covance, Inc.†#	145,700	8,221,851

Medical Products - 0.7%

Henry Schein, Inc.†#	207,300	14,299,554
Teleflex, Inc.	89,800	5,243,422

		19,542,976

Medical Sterilization Products - 0.2%

STERIS Corp.#	132,900	4,498,665

Medical-Biomedical/Gene - 1.4%

Bio-Rad Laboratories, Inc., Class A†	43,700	4,988,792
Charles River Laboratories International, Inc.†	129,700	4,726,268
United Therapeutics Corp.†	112,600	7,592,618
Vertex Pharmaceuticals, Inc.†	456,600	21,309,522

		38,617,200

Medical-Drugs - 0.5%

Endo Pharmaceuticals Holdings, Inc.†	259,700	9,224,544
Medicis Pharmaceutical Corp., Class A	136,200	4,370,658

		13,595,202

Medical-Generic Drugs - 0.5%

Perrigo Co.#	186,500	14,254,195

Medical-HMO - 0.4%

Health Net, Inc.†	214,700	6,316,474
WellCare Health Plans, Inc.†	95,600	3,589,780

		9,906,254

Medical-Hospitals - 1.1%

Community Health Systems, Inc.†	208,000	8,500,960
Health Management Associates, Inc., Class A†	563,200	5,632,000
LifePoint Hospitals, Inc.†	118,400	4,615,232
Universal Health Services, Inc., Class B	218,600	9,992,206

		28,740,398

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†	88,700	2,210,404

Medical-Outpatient/Home Medical - 0.2%

Lincare Holdings, Inc.#	219,400	6,437,196

Metal Processors & Fabrication - 0.6%

Commercial Metals Co.	257,000	4,284,190
Timken Co.	181,100	8,823,192
Worthington Industries, Inc.#	124,800	2,416,128

		15,523,510

Miscellaneous Manufacturing - 0.3%

Aptargroup, Inc.	150,700	7,259,219

Motion Pictures & Services - 0.2%

DreamWorks Animation SKG, Inc., Class A†	160,900	4,444,058

Multimedia - 0.5%

FactSet Research Systems, Inc.#	104,200	10,928,496
Meredith Corp.#	81,900	2,887,794

		13,816,290

Networking Products - 0.3%

Polycom, Inc.†	191,900	9,172,820

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.#	258,700	7,499,713

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	128,300	3,456,402
HNI Corp.	100,700	3,195,211

		6,651,613

Oil & Gas Drilling - 1.4%

Atwood Oceanics, Inc.†	126,000	5,735,520
Patterson-UTI Energy, Inc.	346,300	9,467,842
Pride International, Inc.†	394,900	16,392,299
Unit Corp.†	89,300	5,313,350

		36,909,011

Oil Companies-Exploration & Production - 2.6%

Bill Barrett Corp.†#	104,300	4,055,184
Cimarex Energy Co.	190,300	22,099,539
Comstock Resources, Inc.†#	106,300	2,822,265
Forest Oil Corp.†	254,800	9,042,852
Northern Oil And Gas, Inc.†	117,000	3,717,090
Plains Exploration & Production Co.†	314,800	12,330,716
Quicksilver Resources, Inc.†	264,100	4,090,909
SM Energy Co.	141,700	10,268,999

		68,427,554

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†	77,000	5,905,900

Oil Refining & Marketing - 0.2%

Frontier Oil Corp.	237,600	6,629,040

Oil-Field Services - 0.9%

Exterran Holdings, Inc.†#	142,100	3,225,670
Helix Energy Solutions Group, Inc.†	237,000	3,649,800
Oceaneering International, Inc.†	121,600	10,169,408
Superior Energy Services, Inc.†	177,100	6,784,701

		23,829,579

Patient Monitoring Equipment - 0.1%

Masimo Corp.	132,400	3,990,536

Pharmacy Services - 0.3%

Omnicare, Inc.	260,500	7,458,115

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.†#	604,200	2,054,280

Physicians Practice Management - 0.3%

Mednax, Inc.†	107,200	6,960,496

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc., Class B	134,900	9,107,099

Printing-Commercial - 0.1%

Deluxe Corp.	115,300	2,945,915

Private Corrections - 0.2%

Corrections Corp. of America†	247,800	6,155,352

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	104,300	4,986,583
Scholastic Corp.	53,400	1,676,760

		6,663,343

Publishing-Newspapers - 0.1%

New York Times Co., Class A†#	265,600	2,762,240

Quarrying - 0.3%

Compass Minerals International, Inc.	73,500	6,870,045

Racetracks - 0.1%

International Speedway Corp., Class A	65,800	1,823,976

Real Estate Investment Trusts - 8.0%

Alexandria Real Estate Equities, Inc.#	124,400	9,976,880
AMB Property Corp.	378,400	13,766,192
BRE Properties, Inc.	144,000	6,841,440
Camden Property Trust	154,300	9,129,931
Corporate Office Properties Trust#	150,300	5,391,261
Cousins Properties, Inc.	232,400	1,970,752
Duke Realty Corp.	566,500	7,970,655
Equity One, Inc.	103,600	1,982,904
Essex Property Trust, Inc.#	70,400	8,714,112
Federal Realty Investment Trust#	138,200	11,633,676
Highwoods Properties, Inc.#	161,000	5,462,730
Hospitality Properties Trust	277,400	6,380,200
Liberty Property Trust	256,600	8,665,382
Macerich Co.	292,400	14,807,136
Mack-Cali Realty Corp.	192,700	6,540,238
Nationwide Health Properties, Inc.	283,700	12,125,338
Omega Healthcare Investors, Inc.	221,300	5,304,561
Potlatch Corp.#	89,900	3,452,160
Rayonier, Inc.	181,000	11,100,730
Realty Income Corp.#	263,100	9,463,707
Regency Centers Corp.#	184,000	8,326,000
Senior Housing Properties Trust	314,600	7,720,284
SL Green Realty Corp.#	175,900	13,320,907
Taubman Centers, Inc.	122,900	6,818,492
UDR, Inc.#	409,300	9,954,176
Weingarten Realty Investors#	270,600	7,000,422

		213,820,266

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.	95,800	9,428,636

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	94,100	3,608,735

Recreational Vehicles - 0.2%

Polaris Industries, Inc.	76,200	5,749,290

Rental Auto/Equipment - 0.5%

Aaron’s, Inc.	163,900	3,858,206
Rent-A-Center, Inc.#	144,200	4,767,252
United Rentals, Inc.†#	136,000	4,213,280

		12,838,738

Research & Development - 0.3%

Pharmaceutical Product Development, Inc.	267,100	7,337,237

Respiratory Products - 0.4%

ResMed, Inc.†#	339,700	10,734,520

Retail-Apparel/Shoe - 2.1%

Aeropostale, Inc.†	207,800	5,390,332
American Eagle Outfitters, Inc.	439,700	6,749,395
AnnTaylor Stores Corp.†#	130,300	3,024,263
Ascena Retail Group, Inc.†	155,700	4,864,068
Chico’s FAS, Inc.	399,100	5,483,634
Collective Brands, Inc.†#	144,700	3,299,160

Foot Locker, Inc.	349,800	6,950,526
Guess?, Inc.	142,700	6,462,883
J Crew Group, Inc.†	143,700	6,196,344
Phillips-Van Heusen Corp.	149,100	8,947,491

		57,368,096

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	188,900	11,840,252

Retail-Automobile - 0.2%

Copart, Inc.†	133,800	5,620,938

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.#	88,000	1,178,320

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Class A	100,100	6,325,319

Retail-Discount - 0.8%

99 Cents Only Stores†	105,300	1,752,192
BJ’s Wholesale Club, Inc.†	122,700	5,941,134
Dollar Tree, Inc.†	281,400	14,160,048

		21,853,374

Retail-Gardening Products - 0.3%

Tractor Supply Co.	163,800	8,529,066

Retail-Hair Salons - 0.1%

Regis Corp.#	129,400	2,268,382

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	238,500	8,607,465

Retail-Major Department Stores - 0.2%

Saks, Inc.†#	361,600	4,429,600

Retail-Office Supplies - 0.1%

Office Depot, Inc.†	622,600	3,306,006

Retail-Pet Food & Supplies - 0.4%

PetSmart, Inc.	264,300	10,801,941

Retail-Restaurants - 1.5%

Bob Evans Farms, Inc.#	68,300	2,140,522
Brinker International, Inc.	207,400	4,902,936
Cheesecake Factory, Inc.†#	133,200	3,868,128
Chipotle Mexican Grill, Inc.†#	69,500	17,027,500
Panera Bread Co., Class A†	68,200	7,962,350
Wendy’s/Arby’s Group, Inc., Class A	723,300	3,442,908

		39,344,344

Retail-Sporting Goods - 0.3%

Dick’s Sporting Goods, Inc.†	199,200	7,398,288

Savings & Loans/Thrifts - 1.3%

Astoria Financial Corp.#	184,800	2,590,896
First Niagara Financial Group, Inc.#	469,900	6,804,152
New York Community Bancorp, Inc.#	978,900	18,266,274
NewAlliance Bancshares, Inc.#	236,100	3,692,604
Washington Federal, Inc.	252,800	4,492,256

		35,846,182

Schools - 0.5%

Career Education Corp.†#	147,900	3,565,869
ITT Educational Services, Inc.†	58,800	4,459,980
Strayer Education, Inc.#	30,500	4,191,920

		12,217,769

Semiconductor Components-Integrated Circuits - 1.0%

Atmel Corp.†	1,029,800	15,117,464
Cypress Semiconductor Corp.†	372,700	7,811,792
Integrated Device Technology, Inc.†	345,000	2,673,750

		25,603,006

Semiconductor Equipment - 0.6%

Lam Research Corp.†	276,300	15,168,870

Soap & Cleaning Preparation - 0.5%

Church & Dwight Co., Inc.	159,800	12,055,312

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.#	48,000	4,899,840

Steel-Producers - 0.8%

Carpenter Technology Corp.	98,800	4,108,104
Reliance Steel & Aluminum Co.	167,600	9,273,308
Steel Dynamics, Inc.	487,700	9,002,942

		22,384,354

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	210,300	5,797,971

Telecom Services - 0.4%

NeuStar, Inc., Class A†	165,800	4,186,450
tw telecom, Inc.†	340,000	6,324,000

		10,510,450

Telecommunication Equipment - 0.4%

ADTRAN, Inc.	141,800	6,449,064
Plantronics, Inc.	107,000	3,733,230

		10,182,294

Telephone-Integrated - 0.3%

Telephone and Data Systems, Inc.	206,500	6,948,725

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†	126,400	7,345,104

Tobacco - 0.1%

Universal Corp.#	53,500	2,237,370

Transactional Software - 0.4%

ACI Worldwide, Inc†#	74,600	2,335,726
Solera Holdings, Inc.	157,900	8,065,532

		10,401,258

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	104,000	3,607,760

Transport-Marine - 0.7%

Alexander & Baldwin, Inc.	92,700	3,887,838
Kirby Corp.†#	120,300	6,657,402
Overseas Shipholding Group, Inc.#	60,200	2,032,352
Tidewater, Inc.#	115,500	7,185,255

		19,762,847

Transport-Rail - 0.5%

Kansas City Southern†	230,600	12,415,504

Transport-Truck - 0.7%

Con-way, Inc.	123,100	4,008,136
J.B. Hunt Transport Services, Inc.	199,400	8,297,034
Landstar System, Inc.	110,400	4,909,488
Werner Enterprises, Inc.#	99,600	2,345,580

		19,560,238

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†#	193,600	4,847,744

Water - 0.3%

Aqua America, Inc.	309,100	6,960,932

Web Hosting/Design - 0.6%

Equinix, Inc.†	103,400	8,937,896
Rackspace Hosting, Inc.†	218,200	8,053,762

		16,991,658

Web Portals/ISP - 0.2%

AOL, Inc.†	239,900	5,006,713

Wireless Equipment - 0.2%

RF Micro Devices, Inc.†	617,600	4,632,000

X-Ray Equipment - 0.4%

Hologic, Inc.†	584,000	11,785,120

Total Long-Term Investment Securities (cost $2,232,647,719)		2,648,941,012

SHORT-TERM INVESTMENT SECURITIES - 11.1%
Collective Investment Pool - 11.0%

Securities Lending Quality Trust(1)	294,065,235	293,445,751

U.S. Government Treasuries - 0.1%

United States Treasury Bills
0.10% due 03/17/11(2)	$40,000	39,998
0.14% due 03/17/11(2)	2,720,000	2,719,831

		2,759,829

Total Short-Term Investment Securities (cost $296,825,064)		296,205,580

REPURCHASE AGREEMENT - 0.6%

State Street Bank and Trust Co., Joint Repurchase Agreement(3)
(cost $15,246,000)	15,246,000	15,246,000

TOTAL INVESTMENTS (cost $2,544,718,783) (4)	110.5%	2,960,392,592
Liabilities in excess of other assets	(10.5)	(280,462,503)

NET ASSETS	100.0%	$2,679,930,089

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value as Trade Date	Value as of February 28, 2011	Unrealized Appreciation (Depreciation)
315	Long	S&P Midcap 400 E-mini Index	March 2011	$28,994,547	$30,425,850	$1,431,303

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$213,820,266	$—	$—	$213,820,266
Other Industries*	2,435,120,746	—	—	2,435,120,746
Short-Term Investment Securities:
Collective Investment Pool	—	293,445,751	—	293,445,751
U.S. Government Treasuries	—	2,759,829	—	2,759,829
Repurchase Agreement	—	15,246,000	—	15,246,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	1,431,303	—	—	1,431,303

Total	$2,650,372,315	$311,451,580	$—	$2,961,823,895

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.8%
Advertising Services - 0.5%

Groupe Aeroplan, Inc.	132,179	1,742,795

Aerospace/Defense-Equipment - 0.8%

BE Aerospace, Inc.†	79,900	2,694,228

Agricultural Chemicals - 1.1%

Intrepid Potash, Inc.†	90,845	3,506,617

Apparel Manufacturers - 1.0%

Coach, Inc.	57,400	3,152,408

Applications Software - 3.5%

Citrix Systems, Inc.†	60,504	4,244,960
Red Hat, Inc.†	71,014	2,931,458
Salesforce.com, Inc.†	31,358	4,147,723

		11,324,141

Auto/Truck Parts & Equipment-Original - 1.9%

ArvinMeritor, Inc.†	153,000	2,741,760
Tenneco, Inc.†	87,209	3,477,895

		6,219,655

Broadcast Services/Program - 0.5%

Discovery Communications, Inc., Class C†	44,889	1,708,924

Building Products-Cement - 0.7%

Martin Marietta Materials, Inc.#	26,903	2,390,601

Building-Residential/Commercial - 0.6%

NVR, Inc.†	2,524	1,837,119

Casino Hotels - 1.6%

Wynn Resorts, Ltd.	43,195	5,309,961

Cellular Telecom - 0.7%

Millicom International Cellular SA	26,031	2,280,316

Chemicals-Diversified - 2.7%

Rockwood Holdings, Inc.†#	136,285	6,344,067
Solutia, Inc.†	105,900	2,457,939

		8,802,006

Chemicals-Specialty - 0.8%

Ferro Corp.†	161,500	2,571,080

Commercial Services - 2.8%

Edenred†(7)	203,684	5,367,714
Intertek Group PLC(7)	129,948	3,810,444

		9,178,158

Commercial Services-Finance - 2.4%

Moody’s Corp.#	27,786	886,373
Morningstar, Inc.#	46,697	2,740,180
Verisk Analytics, Inc., Class A†	123,847	4,006,451

		7,633,004

Computer Aided Design - 0.8%

Autodesk, Inc.†	61,404	2,582,038

Computer Services - 0.9%

IHS, Inc., Class A†#	34,971	2,927,073

Computers-Integrated Systems - 1.7%

Teradata Corp.†	116,785	5,584,659

Consulting Services - 0.9%

Gartner, Inc.†#	77,679	2,930,052

Cosmetics & Toiletries - 0.7%

Natura Cosmeticos SA	92,966	2,358,514

Data Processing/Management - 1.0%

Pegasystems, Inc.#	84,083	3,386,863

Decision Support Software - 1.2%

MSCI, Inc., Class A†	109,242	3,878,091

Diagnostic Equipment - 1.0%

Gen-Probe, Inc.†#	52,429	3,296,735

Diagnostic Kits - 0.8%

IDEXX Laboratories, Inc.†#	34,445	2,676,376

Distribution/Wholesale - 1.5%

Fastenal Co.#	43,085	2,676,871
Fossil, Inc.†	30,500	2,340,570

		5,017,441

Diversified Operations - 1.0%

Leucadia National Corp.	102,392	3,392,247

E-Commerce/Services - 5.4%

Alibaba.com, Ltd.(7)	953,100	1,790,173
Ctrip.com International, Ltd. ADR†	109,559	4,247,602
NetFlix, Inc.†	25,011	5,169,023
priceline.com, Inc.†	13,799	6,263,090

		17,469,888

Electric Products-Misc. - 1.0%

AMETEK, Inc.	73,600	3,087,520

Electronic Components-Semiconductors - 4.4%

ARM Holdings PLC ADR	117,770	3,564,898
Netlogic Microsystems, Inc.†	94,100	3,894,799
NVIDIA Corp.†	41,501	940,413
Rovi Corp.†#	107,710	5,969,288

		14,369,398

Energy-Alternate Sources - 1.3%

Covanta Holding Corp.	141,739	2,398,224
First Solar, Inc.†#	11,547	1,701,912

		4,100,136

Finance-Investment Banker/Broker - 2.3%

Greenhill & Co., Inc.#	32,503	2,334,690
Lazard, Ltd., Class A	113,200	4,980,800

		7,315,490

Finance-Other Services - 0.9%

IntercontinentalExchange, Inc.†	21,773	2,791,299

Hazardous Waste Disposal - 1.0%

Stericycle, Inc.†#	35,793	3,093,231

Human Resources - 1.1%

Robert Half International, Inc.#	114,200	3,642,980

Internet Content-Entertainment - 0.3%

Youku.com, Inc. ADR†	25,492	1,060,212

Internet Gambling - 0.2%

Betfair Group PLC†(7)	34,972	494,035

Internet Infrastructure Software - 0.9%

Akamai Technologies, Inc.†	77,054	2,891,837

Investment Management/Advisor Services - 2.2%

Ameriprise Financial, Inc.	78,900	4,995,948
T. Rowe Price Group, Inc.	32,576	2,181,940

		7,177,888

Machinery-Electrical - 1.1%

Schindler Holding AG(7)	31,411	3,538,570

Machinery-General Industrial - 1.0%

Sauer-Danfoss, Inc.†	108,500	3,312,505

Medical Instruments - 2.3%

Intuitive Surgical, Inc.†	15,230	4,994,678
Techne Corp.#	35,794	2,566,072

		7,560,750

Medical Products - 1.6%

NxStage Medical, Inc.†	114,300	2,358,009
Zoll Medical Corp.†#	63,600	2,943,408

		5,301,417

Medical-Biomedical/Gene - 2.9%

Illumina, Inc.†#	133,415	9,259,001

Medical-Drugs - 0.5%

Ironwood Pharmaceuticals, Inc.†#	124,508	1,522,733

Medical-Generic Drugs - 1.5%

Mylan, Inc.†	217,000	4,962,790

Metal-Diversified - 1.2%

Lynas Corp., Ltd.†(7)	700,900	1,411,812
Molycorp, Inc.†#	53,845	2,584,022

		3,995,834

Multimedia - 2.1%

FactSet Research Systems, Inc.#	29,962	3,142,415
Naspers, Ltd.(7)	62,548	3,595,545

		6,737,960

Non-Ferrous Metals - 1.0%

Globe Specialty Metals, Inc.	139,500	3,248,955

Oil Companies-Exploration & Production - 3.5%

Forest Oil Corp.†	106,400	3,776,136
Range Resources Corp.#	62,008	3,367,035
Ultra Petroleum Corp.†#	90,201	4,090,615

		11,233,786

Oil-Field Services - 2.2%

Key Energy Services, Inc.†#	276,000	4,278,000
Oil States International, Inc.†	37,900	2,758,741

		7,036,741

Real Estate Operations & Development - 0.4%

Gafisa SA ADR#	99,109	1,251,747

Retail-Apparel/Shoe - 2.1%

Chico’s FAS, Inc.	109,900	1,510,026
Lululemon Athletica, Inc.†	34,688	2,691,442
Urban Outfitters, Inc.†	71,000	2,724,980

		6,926,448

Retail-Computer Equipment - 0.7%

GameStop Corp., Class A†#	111,400	2,222,430

Retail-Discount - 2.1%

Dollar Tree, Inc.†	137,474	6,917,692

Retail-Mail Order - 1.1%

Williams-Sonoma, Inc.	99,600	3,594,564

Retail-Major Department Stores - 0.3%

Sears Holdings Corp.†#	13,156	1,096,026

Retail-Restaurants - 1.1%

Chipotle Mexican Grill, Inc.†#	13,908	3,407,460

Schools - 0.7%

New Oriental Education & Technology Group ADR†	24,373	2,354,675

Telecom Services - 0.9%

NeuStar, Inc., Class A†	111,152	2,806,588

Transactional Software - 1.3%

Solera Holdings, Inc.	84,142	4,297,973

Transport-Services - 1.9%

C.H. Robinson Worldwide, Inc.	35,625	2,578,894
Expeditors International of Washington, Inc.	73,908	3,532,802

		6,111,696

Transport-Truck - 1.2%

J.B. Hunt Transport Services, Inc.	89,900	3,740,739

Vitamins & Nutrition Products - 2.8%

Herbalife, Ltd.	61,900	4,853,579
Mead Johnson Nutrition Co.	68,840	4,120,074

		8,973,653

Water Treatment Systems - 0.7%

Nalco Holding Co.#	87,480	2,236,864

Wireless Equipment - 2.5%

Motorola Solutions, Inc.†	133,661	5,164,661
RF Micro Devices, Inc.†	394,245	2,956,838

		8,121,499

Total Common Stock (cost $248,586,365)		307,646,112

CONVERTIBLE PREFERRED STOCK - 0.4%
Retail-Mail Order - 0.4%

Groupon, Inc. Series G†(1)(2)(3) (cost $1,418,296)	44,897	1,418,296

PREFERRED STOCK - 0.7%
Auto-Cars/Light Trucks - 0.3%

Better Place LLC(1)(2)(3)	262,477	787,431

Entertainment Software - 0.4%

Zynga Series C(1)(2)(3)	49,483	1,388,405

Total Preferred Stock (cost $2,175,836)		2,175,836

Total Long-Term Investment Securities (cost $252,180,497)		311,240,244

SHORT-TERM INVESTMENT SECURITIES - 15.6%
Collective Investment Pool - 12.7%

Securities Lending Quality Trust(4)(5)	41,123,976	41,057,898

Time Deposits - 2.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$9,403,000	9,403,000

Total Short-Term Investment Securities (cost $50,526,976)		50,460,898

TOTAL INVESTMENTS (cost $302,707,473) (6)	111.5%	361,701,142
Liabilities in excess of other assets	(11.5)	(37,339,564)

NET ASSETS	100.0%	$324,361,578

†	Non-income producing security
#	The security or a portion thereof is out on loan

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC
Preferred Stock	01/25/10	262,477	$787,431	$787,431	$3.00	0.24%
Groupon, Inc., Series G
Convertible Preferred Stock	12/17/10	44,897	1,418,296	1,418,296	31.59	0.44
Zynga, Series C
Preferred Stock	02/17/11	49,483	1,388,405	1,388,405	28.06	0.43

Total				$3,594,132		1.11%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $3,594,132 representing 1.1% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	At February 28, 2011, the Fund had loaned securities with a total value of $40,249,460. This was secured by collateral of $41,123,976, which was received in cash and subsequently invested in short-term investments currently valued at $41,057,898 as reported in the portfolio of investments. The remaining collateral of $132,518 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund's assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.31% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.28% to 1.00%	12/28/12 to 01/10/13
U.S. Treasury Notes/Bonds	0.88% to 4.50%	03/31/11 to 11/15/40

(6)	See Note 5 for cost of investments on a tax basis.
(7)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these Securities was $20,008,293 representing 6.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$15,679,715	$1,790,173	#	$—	$17,469,888
Other Industries*	271,958,104	18,218,120	#	—	290,176,224
Convertible Preferred Stock	—	—		1,418,296	1,418,296
Preferred Stock	—	—		2,175,836	2,175,836
Short-Term Investment Securities:
Collective Investment Pool	—	41,057,898		—	41,057,898
Time Deposits	—	9,403,000		—	9,403,000

Total	$287,637,819	$70,469,191		$3,594,132	$361,701,142

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $20,008,293 representing 6.2% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2010	$—	$787,431
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	1,418,296	1,388,405
Transfers in and/or (out) of Level 3	—	—

Balance as of 2/28/2011	$1,418,296	2,175,836

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 86.2%
Certificates of Deposit - 15.6%

Barclays Bank PLC 0.25% due 04/04/11	$8,400,000	$8,400,000
Credit Agricole 0.25% due 03/28/11	8,700,000	8,700,000
Deutsche Bank AG FRS 0.34% due 07/08/11	8,500,000	8,500,000
Rabobank Nederland NV FRS 0.29% due 03/24/11	8,660,000	8,660,120
Rabobank Nederland NV 0.34% due 03/16/11	9,000,000	9,000,037
Royal Bank of Canada FRS 0.26% due 03/23/11	9,180,000	9,180,000
Royal Bank of Canada FRS 0.34% due 09/14/11	8,800,000	8,800,000
Svenska Handelsbanken 0.28% due 05/25/11	8,700,000	8,700,000
UBS AG Stamford CT 0.27% due 04/06/11	8,200,000	8,200,000

Total Certificates of Deposit (amortized cost $78,140,157)		78,140,157

Commercial Paper - 12.1%

Barclays US Funding Corp. 0.13% due 03/01/11	10,000,000	10,000,000
BNP Paribas Finance, Inc. 0.17% due 03/01/11	10,000,000	10,000,000
BNP Paribas Finance, Inc. 0.18% due 03/01/11	11,600,000	11,600,000
JPMorgan Chase & Co. 0.22% due 03/07/11	8,450,000	8,449,690
State Street Corp. 0.25% due 03/08/11	9,000,000	8,999,563
State Street Corp. 0.26% due 05/19/11	1,730,000	1,729,013
UBS Finance Delaware LLC 0.16% due 03/01/11	10,000,000	10,000,000

Total Commercial Paper
(amortized cost $60,778,266)		60,778,266

Medium Term Notes - 1.1%

General Electric Capital Corp. FRS FDIC Guar. Notes 0.38% due 03/11/11	1,750,000	1,750,072
General Electric Capital Corp. FRS 0.39% due 04/28/11	2,500,000	2,500,389
General Electric Capital Corp. FDIC Guar. Notes 1.80% due 03/11/11	1,000,000	1,000,441

Total Medium Term Notes (amortized cost $5,250,902)		5,250,902

U.S. Corporate Bonds & Notes - 3.0%

Bank of America NA FRS 0.34% due 08/22/11	8,750,000	8,750,000
Morgan Stanley FRS FDIC Guar. Notes 0.88% due 03/04/11	6,350,000	6,350,380

Total U.S. Corporate Bonds & Notes (amortized cost $15,100,380)		15,100,380

U.S. Government Agencies - 42.6%

Federal Farm Credit Bank 0.23% due 08/11/11	4,300,000	4,295,522
2.99% due 03/02/15	6,000,000	6,003,344
Federal Farm Credit Bank FRS
0.23% due 03/27/12	7,050,000	7,049,246
Federal Home Loan Bank
0.12% due 03/23/11	10,000,000	9,999,267
0.17% due 03/11/11	3,500,000	3,499,835
0.17% due 08/15/11	3,500,000	3,497,240
0.18% due 03/09/11	1,770,000	1,769,929
0.19% due 05/12/11	8,800,000	8,799,621
0.27% due 09/19/11	2,830,000	2,825,712
0.41% due 03/17/11	5,610,000	5,608,978
0.75% due 03/25/11	3,250,000	3,251,190
Federal Home Loan Bank FRS
0.17% due 08/01/11	8,550,000	8,548,434
0.17% due 08/12/11	10,700,000	10,697,086
0.19% due 02/17/12	4,200,000	4,197,895
0.21% due 09/23/11	10,500,000	10,499,413
0.22% due 09/15/11	2,380,000	2,379,567
0.28% due 01/12/12	17,000,000	17,000,000
0.29% due 01/20/12	8,500,000	8,499,245
0.30% due 12/15/11	8,800,000	8,800,000
Federal Home Loan Mtg. Corp.
0.17% due 08/10/11	3,520,000	3,517,307
0.18% due 08/23/11	1,770,000	1,768,451
0.19% due 04/01/11	7,500,000	7,498,773
0.19% due 04/18/11	3,450,000	3,449,126
0.20% due 05/24/11	1,750,000	1,749,175
0.20% due 06/21/11	3,450,000	3,447,853
0.20% due 06/22/11	1,750,000	1,748,901
0.20% due 07/07/11	3,450,000	3,447,547
0.20% due 07/11/11	10,250,000	10,242,483
0.20% due 07/19/11	5,100,000	5,096,033
0.20% due 07/27/11	5,100,000	5,095,807
0.22% due 07/26/11	3,000,000	2,997,305
0.24% due 08/03/11	2,470,000	2,467,448
0.25% due 06/01/11	2,750,000	2,748,243
Federal Home Loan Mtg. Corp. FRS
0.22% due 08/10/12	8,660,000	8,656,867
0.35% due 04/07/11	8,000,000	7,999,919
Federal National Mtg. Assoc. 0.28% due 03/01/11	5,310,000	5,310,000

Federal National Mtg. Assoc. FRS 0.16% due 07/27/11	8,700,000	8,699,292

Total U.S. Government Agencies (amortized cost $213,162,054)		213,162,054

U.S. Government Treasuries - 11.8%
United States Treasury Bills
0.17% due 04/21/11	9,820,000	9,817,635
0.19% due 03/10/11	7,320,000	7,319,661
0.19% due 03/17/11	3,000,000	2,999,747
0.20% due 06/30/11	8,670,000	8,664,318
0.20% due 07/28/11	2,750,000	2,747,724
0.21% due 06/02/11	5,500,000	5,497,016
0.21% due 07/28/11	1,700,000	1,698,558
0.23% due 09/22/11	7,000,000	6,991,031
0.24% due 09/22/11	3,750,000	3,744,832
United States Treasury Notes 0.88% due 04/30/11	9,500,000	9,511,133

Total U.S. Government Treasuries (amortized cost $58,991,655)		58,991,655

Total Short-Term Investment Securities - 86.2% (amortized cost $431,423,414)		431,423,414

REPURCHASE AGREEMENT - 10.4%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $51,906,000)	51,906,000	51,906,000

TOTAL INVESTMENTS -
(amortized cost $483,329,414) (2)	96.6%	483,329,414
Other assets less liabilities	3.4	17,158,466

NET ASSETS -	100.0%	$500,487,880

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FDIC - Federal Deposit Insurance Corp.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2011.

The dates shown on debt obligations are the original maturity dates.

Allocation of investments as a percentage of net assets by industry category as of February 28, 2011:

U.S. Government Agencies	42.6%
Foreign Bank	13.2
U.S. Government Treasuries	11.8
Repurchase Agreement	10.4
Money Center Banks	6.9
Commercial Banks-Canadian	3.6
Commercial Bank	2.1
Diversified Financial Services	2.0
Super-Regional Banks-US	1.7
Finance-Investment Banker/Broker	1.3
Finance	1.0

96.6%

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2011 (see Note1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities::
Certificates of Deposit	$—	$78,140,157	$—	$78,140,157
Commercial Paper	—	60,778,266	—	60,778,266
Medium Term Notes	—	5,250,902	—	5,250,902
U.S. Corporate Bonds & Notes	—	15,100,380	—	15,100,380
U.S. Government Agencies	—	213,162,054	—	213,162,054
U.S. Government Treasuries	—	58,991,655	—	58,991,655
Repurchase Agreement	—	51,906,000	—	51,906,000

Total	$—	$483,329,414	$—	$483,329,414

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.9%
Applications Software - 5.5%

Check Point Software Technologies, Ltd.†#	11,749	$585,570
Citrix Systems, Inc.†	12,779	896,575
Intuit, Inc.†	22,591	1,187,835
Microsoft Corp.	168,671	4,483,275

		7,153,255

Auto-Heavy Duty Trucks - 0.9%

PACCAR, Inc.#	23,417	1,173,894

Cable/Satellite TV - 2.9%

Comcast Corp., Class A	83,018	2,138,543
DIRECTV, Class A†	34,776	1,598,653

		3,737,196

Casino Hotels - 0.7%

Wynn Resorts, Ltd.	7,740	951,478

Cellular Telecom - 1.6%

Millicom International Cellular SA	5,980	523,848
NII Holdings, Inc.†	9,423	385,966
Vodafone Group PLC ADR	41,810	1,196,602

		2,106,416

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	6,673	426,338

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	19,966	998,300
Paychex, Inc.#	19,655	660,998

		1,659,298

Computer Aided Design - 0.4%

Autodesk, Inc.†	13,555	569,988

Computer Services - 1.3%

Cognizant Technology Solutions Corp., Class A†	16,943	1,302,409
Infosys Technologies, Ltd. ADR	6,433	429,081

		1,731,490

Computers - 21.9%

Apple, Inc.†	73,291	25,887,114
Dell, Inc.†	40,983	648,761
Research In Motion, Ltd.†	29,959	1,981,488

		28,517,363

Computers-Memory Devices - 1.6%

NetApp, Inc.†#	21,389	1,104,956
SanDisk Corp.†	13,653	677,189
Seagate Technology PLC†	27,006	342,976

		2,125,121

Data Processing/Management - 0.5%

Fiserv, Inc.†	10,657	674,268

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.#	7,814	292,009

Diagnostic Kits - 0.2%

QIAGEN NV†#	13,498	278,464

Distribution/Wholesale - 0.4%

Fastenal Co.#	8,074	501,638

E-Commerce/Products - 2.3%

Amazon.com, Inc.†	17,071	2,958,234

E-Commerce/Services - 3.8%

Ctrip.com International, Ltd. ADR†	8,755	$339,431
eBay, Inc.†	55,699	1,866,195
Expedia, Inc.#	15,553	308,883
Liberty Media Corp.- Interactive, Class A†	31,439	504,910
NetFlix, Inc.†#	2,853	589,630
priceline.com, Inc.†#	2,975	1,350,293

		4,959,342

Electronic Components-Misc. - 0.6%

Flextronics International, Ltd.†	47,617	385,222
Garmin, Ltd.#	10,277	348,904

		734,126

Electronic Components-Semiconductors - 5.2%

Altera Corp.#	25,183	1,054,160
Broadcom Corp., Class A†	23,858	983,427
Intel Corp.	111,889	2,402,257
Microchip Technology, Inc.#	8,897	328,388
Micron Technology, Inc.†#	58,444	650,482
NVIDIA Corp.†	32,288	731,646
Xilinx, Inc.	19,691	654,726

		6,805,086

Electronic Forms - 0.8%

Adobe Systems, Inc.†	28,560	985,320

Electronic Measurement Instruments - 0.2%

FLIR Systems, Inc.#	9,508	307,108

Energy-Alternate Sources - 0.5%

First Solar, Inc.†#	4,300	633,777

Enterprise Software/Service - 4.0%

BMC Software, Inc.†	11,833	585,733
CA, Inc.	28,149	697,532
Oracle Corp.	120,074	3,950,435

		5,233,700

Entertainment Software - 0.8%

Activision Blizzard, Inc.	61,689	685,982
Electronic Arts, Inc.†#	19,163	360,264

		1,046,246

Food-Retail - 0.5%

Whole Foods Market, Inc.#	10,386	608,204

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†#	5,147	444,804

Internet Infrastructure Software - 0.7%

Akamai Technologies, Inc.†	10,446	392,038
F5 Networks, Inc.†	4,447	524,791

		916,829

Internet Security - 0.9%

Symantec Corp.†	46,497	838,341
VeriSign, Inc.#	9,289	327,809

		1,166,150

Machinery-Construction & Mining - 0.4%

Joy Global, Inc.	5,810	565,778

Medical Information Systems - 0.4%

Cerner Corp.†#	4,728	474,928

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†#	2,249	737,560

Medical Products - 0.3%

Henry Schein, Inc.†#	5,270	363,525

Medical-Biomedical/Gene - 6.6%

Amgen, Inc.†	25,226	1,294,851
Biogen Idec, Inc.†	14,839	1,014,988
Celgene Corp.†	26,732	1,419,469
Genzyme Corp.†	18,599	1,403,295
Gilead Sciences, Inc.†	45,800	1,785,284
Illumina, Inc.†#	7,031	487,951
Life Technologies Corp.†	10,825	577,730
Vertex Pharmaceuticals, Inc.†#	12,173	568,114

		8,551,682

Medical-Drugs - 0.2%

Cephalon, Inc.†#	4,198	236,389

Medical-Generic Drugs - 2.0%

Mylan, Inc.†	25,329	579,274
Teva Pharmaceutical Industries, Ltd. ADR	41,508	2,079,551

		2,658,825

Multimedia - 1.1%

News Corp., Class A	81,789	1,420,675

Networking Products - 1.6%

Cisco Systems, Inc.†	113,436	2,105,372

Pharmacy Services - 1.2%

Express Scripts, Inc.†	26,898	1,512,206

Retail-Apparel/Shoe - 0.7%

Ross Stores, Inc.	6,979	502,767
Urban Outfitters, Inc.†	9,290	356,550

		859,317

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†#	7,974	443,195

Retail-Bedding - 0.7%

Bed Bath & Beyond, Inc.†	19,961	961,122

Retail-Discount - 1.0%

Costco Wholesale Corp.	13,045	975,635
Dollar Tree, Inc.†	7,558	380,319

		1,355,954

Retail-Major Department Stores - 0.4%

Sears Holdings Corp.†#	6,590	549,013

Retail-Office Supplies - 0.5%

Staples, Inc.#	27,828	592,736

Retail-Restaurants - 1.5%

Starbucks Corp.	59,026	1,946,677

Schools - 0.3%

Apollo Group, Inc., Class A†	8,558	387,335

Semiconductor Components-Integrated Circuits - 1.3%

Linear Technology Corp.#	17,258	596,436
Marvell Technology Group, Ltd.†	35,559	650,019
Maxim Integrated Products, Inc.	16,690	460,310

		1,706,765

Semiconductor Equipment - 1.2%

Applied Materials, Inc.	39,580	650,299
KLA-Tencor Corp.	11,597	566,166
Lam Research Corp.†	7,275	399,397

		1,615,862

Telecom Services - 0.4%

Virgin Media, Inc.#	18,906	514,999

Therapeutics - 0.3%

Warner Chilcott PLC, Class A#	14,409	341,205

Toys - 0.5%

Mattel, Inc.	23,507	589,085

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.#	9,399	680,394
Expeditors International of Washington, Inc.	11,943	570,875

		1,251,269

Web Portals/ISP - 6.0%

Baidu, Inc. ADR†	15,706	1,902,939
Google, Inc., Class A†	8,657	5,310,204
Yahoo!, Inc.†#	35,894	588,661

		7,801,804

Wireless Equipment - 5.1%

QUALCOMM, Inc.	111,765	6,658,959

Total Long-Term Investment Securities

(cost $77,861,727)		124,899,379

SHORT-TERM INVESTMENT SECURITIES - 6.3%
Collective Investment Pool - 6.0%

Securities Lending Quality Trust(1)(2)	7,835,012	7,819,422

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.14% due 03/17/11(3)	$400,000	399,975

Total Short-Term Investment Securities

(cost $8,234,987)		8,219,397

REPURCHASE AGREEMENT - 3.8%

State Street Bank & Trust Co., Joint Repurchase Agreement(4)
(cost $4,909,000)	4,909,000	4,909,000

TOTAL INVESTMENTS

(cost $91,005,714)(5)	106.0%	138,027,776
Liabilities in excess of other assets	(6.0)	(7,837,543)

NET ASSETS	100.0%	$130,190,233

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.

(2)	At February 28, 2011, the Fund had loaned securities with a total value of $7,836,765. This was secured by collateral of $7,835,012, which was received in cash and subsequently invested in short-term investments currently value at $7,819,422 as reported in the portfolio of investments. The remaining collateral of $219,082 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range

Federal Home Loan Bank	0.36% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.36% to 1.00%	12/28/12 to 01/10/13
United States Treasury Notes/Bonds	0.88% to 4.50%	03/31/11 to 11/15/40

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR- American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2011	Unrealized Appreciation (Depreciation)
113	Long	Nasdaq 100 E-mini Index	March 2011	$5,163,237	$5,312,695	$149,458

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$7,153,255	$—	$—	$7,153,255
Computers	28,517,363	—	—	28,517,363
Electronic Components-Semiconductors	6,805,086	—	—	6,805,086
Medical-Biomedical/Gene	8,551,682	—	—	8,551,682
Web Portals/ISP	7,801,804	—	—	7,801,804
Wireless Equipment	6,658,959	—	—	6,658,959
Other Industries*	59,411,230	—	—	59,411,230
Short-Term Investment Securities:
Collective Investment Pool	—	7,819,422	—	7,819,422
U.S. Government Treasuries	—	399,975	—	399,975
Repurchase Agreement	—	4,909,000	—	4,909,000
Other Financial Instruments+
Open Future Contracts-Appreciation	149,458	—	—	149,458

Total	$125,048,837	$13,128,397	$—	$138,177,234

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.4%
Advanced Materials - 0.1%

STR Holdings, Inc.†#	39,000	$706,290

Agricultural Chemicals - 0.2%

Monsanto Co.	22,300	1,603,147

Applications Software - 8.6%

Check Point Software Technologies, Ltd.†#	45,000	2,242,800
Citrix Systems, Inc.†	200,840	14,090,934
Intuit, Inc.†	189,865	9,983,102
Microsoft Corp.	1,321,940	35,137,165
Red Hat, Inc.†	32,842	1,355,718
Salesforce.com, Inc.†#	111,225	14,711,731

		77,521,450

Auto-Cars/Light Trucks - 0.0%

Tesla Motors, Inc.†#	1,549	37,006

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc.	11,240	458,592

B2B/E-Commerce - 0.0%

ChinaCache International Holdings, Ltd. ADR†	100	2,127

Cellular Telecom - 0.6%

China Unicom Hong Kong, Ltd.(1)	802,000	1,338,611
China Unicom Hong Kong, Ltd. ADR	242,900	4,054,001

		5,392,612

Commercial Services - 1.1%

Alliance Data Systems Corp.†#	74,678	5,880,146
ExlService Holdings, Inc.†	46,886	1,041,807
Quanta Services, Inc.†	111,135	2,534,989

		9,456,942

Commercial Services-Finance - 2.2%

Automatic Data Processing, Inc.#	161,030	8,051,500
Global Payments, Inc.#	23,600	1,132,564
Visa, Inc., Class A	23,506	1,717,113
Western Union Co.	391,850	8,616,782

		19,517,959

Computer Aided Design - 0.2%

Autodesk, Inc.†	48,000	2,018,400

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.†#	45,000	602,100

Computer Services - 3.9%

Accenture PLC, Class A	265,542	13,670,102
Cognizant Technology Solutions Corp., Class A†	65,315	5,020,764
International Business Machines Corp.	89,629	14,509,142
VanceInfo Technologies, Inc. ADR†	48,304	1,603,693

		34,803,701

Computers - 10.1%

Apple, Inc.†	174,381	61,593,113
Dell, Inc.†	764,500	12,102,035
Hewlett-Packard Co.	378,515	16,514,610

		90,209,758

Computers-Integrated Systems - 1.9%

Riverbed Technology, Inc.†	288,188	11,899,282
Teradata Corp.†	114,502	5,475,486

		17,374,768

Computers-Memory Devices - 2.4%

EMC Corp.†#	680,780	18,524,024
NetApp, Inc.†#	38,180	1,972,379
Spansion, Inc., Class A†	40,977	863,385

		21,359,788

Computers-Periphery Equipment - 0.5%

Synaptics, Inc.†#	157,300	4,640,350

Consulting Services - 0.7%

Genpact, Ltd.†	290,802	4,056,688
Huron Consulting Group, Inc.†#	88,555	2,463,600
iSoftstone Holdings, Ltd. ADR†#	2,200	39,402

		6,559,690

Data Processing/Management - 0.2%

CommVault Systems, Inc.†#	50,800	1,855,724

Distribution/Wholesale - 0.3%

Digital China Holdings, Ltd.(1)	1,344,090	2,486,024

Diversified Manufacturing Operations - 0.2%

Cooper Industries PLC#	33,420	2,150,577

E-Commerce/Products - 1.3%

Amazon.com, Inc.†	67,275	11,658,085

E-Commerce/Services - 3.4%

Ctrip.com International, Ltd. ADR†	82,540	3,200,076
eBay, Inc.†	169,445	5,677,255
Liberty Media Corp. Interactive, Class A†	217,400	3,491,444
NetFlix, Inc.†	68,270	14,109,361
priceline.com, Inc.†	8,620	3,912,445

		30,390,581

E-Services/Consulting - 0.5%

Sapient Corp.†	398,714	4,724,761

Educational Software - 0.5%

Blackboard, Inc.†#	139,600	4,887,396

Electric Products-Misc. - 1.1%

Hitachi, Ltd.#(1)	1,579,000	9,585,981

Electronic Components-Misc. - 0.8%

AAC Acoustic Technologies Holdings, Inc.(1)	1,316,000	3,316,638
HON HAI Precision Industry Co., Ltd. GDR†*	222,700	1,656,888
Murata Manufacturing Co., Ltd.(1)	26,100	1,947,417

		6,920,943

Electronic Components-Semiconductors - 9.1%

Advanced Micro Devices, Inc.†#	298,800	2,751,948
Applied Micro Circuits Corp.†#	10,500	110,250
Avago Technologies, Ltd.	119,515	4,062,315
Broadcom Corp., Class A	88,840	3,661,985
Cavium Networks, Inc.†	42,190	1,821,764
Cree, Inc.†	120,400	6,341,468
Intel Corp.	109,700	2,355,259
Intersil Corp., Class A#	51,000	652,290
LSI Corp.†	619,900	3,899,171
MEMC Electronic Materials, Inc.†#	208,300	2,826,631
Micron Technology, Inc.†#	413,000	4,596,690
National Semiconductor Corp.	655,800	10,164,900

NVIDIA Corp.†	229,400	5,198,204
ON Semiconductor Corp.†	930,500	10,375,075
Rovi Corp.†#	14,803	820,382
Samsung Electronics Co., Ltd.(1)	2,908	2,390,108
Silicon Laboratories, Inc.†#	5,140	233,356
Skyworks Solutions, Inc.†#	313,018	11,249,867
Texas Instruments, Inc.	244,040	8,690,265

		82,201,928

Electronic Connectors - 0.3%

Amphenol Corp., Class A	50,070	2,878,024

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†#	128,600	1,279,570

Electronic Forms - 0.6%

Adobe Systems, Inc.†	162,300	5,599,350

Electronic Measurement Instruments - 0.4%

Chroma ATE, Inc.(1)	820,000	2,439,575
Trimble Navigation, Ltd.†#	21,400	1,051,810

		3,491,385

Electronic Parts Distribution - 0.2%

Synnex Technology International Corp.(1)	681,000	1,618,436

Electronic Security Devices - 0.2%

Taser International, Inc.†	367,100	1,387,638

Energy-Alternate Sources - 0.6%

First Solar, Inc.†#	37,960	5,594,924

Enterprise Software/Service - 6.2%

Autonomy Corp. PLC†(1)	140,900	3,769,054
BMC Software, Inc.†	172,140	8,520,930
CA, Inc.	301,800	7,478,604
hiSoft Technology International, Ltd. ADR†	69,100	1,711,607
Informatica Corp.†#	179,285	8,428,188
Oracle Corp.	798,459	26,269,301

		56,177,684

Entertainment Software - 0.9%

Electronic Arts, Inc.†#	306,676	5,765,509
UBISOFT Entertainment†(1)	227,700	2,525,072

		8,290,581

Human Resources - 0.8%

SuccessFactors, Inc.†#	187,405	6,729,713

Internet Application Software - 0.6%

RealNetworks, Inc.†#	691,200	2,661,120
Tencent Holdings, Ltd.#(1)	106,470	2,846,934

		5,508,054

Internet Content-Entertainment - 0.3%

YouKu.com, Inc. Class A(2)(3)(4)	1,160,800	2,546,795

Internet Content-Information/News - 0.1%

Kakaku.com, Inc.(1)	197	1,152,124

Internet Infrastructure Software - 1.6%

Akamai Technologies, Inc.†#	62,790	2,356,509
TIBCO Software, Inc.†#	479,930	11,815,876

		14,172,385

Internet Security - 1.3%

McAfee, Inc.†	214,700	10,294,865
VeriSign, Inc.	48,578	1,714,318

		12,009,183

Machinery-Electrical - 0.3%

Disco Corp.#(1)	39,700	2,810,287

Medical Instruments - 0.3%

Medtronic, Inc.	65,200	2,602,784

Medical Products - 0.6%

Stryker Corp.#	27,400	1,733,324
Zimmer Holdings, Inc.†	52,800	3,291,552

		5,024,876

Medical-Biomedical/Gene - 0.6%

Amgen, Inc.†	58,300	2,992,539
Celgene Corp.†	44,700	2,373,570

		5,366,109

Medical-Drugs - 0.3%

Pfizer, Inc.	125,300	2,410,772

Multimedia - 0.6%

Time Warner, Inc.#	138,200	5,279,240

Networking Products - 2.0%

Acme Packet, Inc.†#	65,495	4,927,844
Atheros Communications, Inc.†#	41,400	1,855,134
BigBand Networks, Inc.†#	58,100	151,060
Juniper Networks, Inc.†	157,015	6,908,660
Polycom, Inc.†	89,035	4,255,873

		18,098,571

Power Converter/Supply Equipment - 0.7%

Delta Electronics, Inc.(1)	283,000	1,181,660
Delta Electronics, Inc. GDR†	68,564	1,423,279
SMA Solar Technology AG#(1)	2,105	223,742
SunPower Corp., Class B†	178,260	3,009,029

		5,837,710

Schools - 0.0%

Strayer Education, Inc.#	2,906	399,401

Semiconductor Components-Integrated Circuits - 3.5%

Analog Devices, Inc.	222,340	8,866,919
Atmel Corp.†	315,585	4,632,788
Cirrus Logic, Inc.†	37,085	865,935
Cypress Semiconductor Corp.†	250,170	5,243,563
Emulex Corp.†#	146,100	1,607,100
Marvell Technology Group, Ltd.†	360,900	6,597,252
Maxim Integrated Products, Inc.	147,580	4,070,256

		31,883,813

Semiconductor Equipment - 3.6%

Applied Materials, Inc.	292,900	4,812,347
ASM Pacific Technology, Ltd.#(1)	251,700	3,348,146
ASML Holding NV	178,905	7,800,258
KLA-Tencor Corp.#	96,985	4,734,808
Lam Research Corp.†	206,145	11,317,360

		32,012,919

Telecom Equipment-Fiber Optics - 0.8%

Corning, Inc.	161,400	$3,721,884
JDS Uniphase Corp.†	139,100	3,431,597

		7,153,481

Telecommunication Equipment - 2.2%

ADTRAN, Inc.#	341,974	15,552,977
Alcatel-Lucent ADR†#	857,200	4,200,280

		19,753,257

Toys - 1.7%

Nintendo Co., Ltd.(1)	52,600	15,445,328

Transactional Software - 0.4%

Longtop Financial Technologies, Ltd. ADR†#	110,478	3,200,548

Virtual Reality Products - 0.0%

RealD, Inc.†	15,300	343,485

Web Hosting/Design - 0.6%
Equinix, Inc.†	67,300	5,817,412

Web Portals/ISP - 8.7%
Baidu, Inc. ADR†	107,140	12,981,082
Bitauto Holdings, Ltd. ADR†#	16,900	176,436
Google, Inc., Class A†	79,311	48,649,367
NetEase.com, Inc. ADR†	116,095	5,415,832
SINA Corp.†#	56,385	4,604,963
Yahoo!, Inc.†#	400,157	6,562,575

		78,390,255

Wireless Equipment - 3.3%
American Tower Corp., Class A†	3,490	188,321
HTC Corp. GDR†	5,812	832,278
QUALCOMM, Inc.	498,009	29,671,376

		30,691,975

Total Common Stock
(cost $653,402,509)		850,084,749

CONVERTIBLE PREFERRED STOCK - 0.3%
Electric-Distribution - 0.0%

Silver Spring Networks Series E 8.00%†(2)(3)(4)	46,800	285,480

Internet Content-Information/News - 0.2%

Twitter, Inc. Series E(2)(3)(4)	115,101	1,405,935

Retail-Mail Order - 0.1%

Groupon, Inc. Series G†(2)(3)(4)	39,859	1,259,146

Total Convertible Preferred Stock
(cost $2,340,342)		2,950,561

EQUITY CERTIFICATES - 0.0%
Electronic Parts Distribution - 0.0%

Deutsche Bank AG London-Synnex Technology International Corp.*(3)(4)
(cost $614,073)	269,000	633,764

EXCHANGE-TRADED FUNDS - 0.0%

iShares FTSE A50 China Index ETF#(1)
(cost $121,731)	67,000	112,832

Total Long-Term Investment Securities
(cost $656,478,655)		853,781,906

SHORT-TERM INVESTMENT SECURITIES - 11.7%
Collective Investment Pool - 7.2%

Securities Lending Quality Trust(5)(6)	64,705,072	64,578,693

Registered Investment Companies - 1.9%
T. Rowe Price Reserve Investment Fund	16,702,939	16,702,939

Time Deposits - 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$24,247,000	24,247,000

Total Short-Term Investment Securities
(cost $105,655,011)		105,528,632

TOTAL INVESTMENTS
(cost $762,133,666)(7)	106.6%	959,310,538
Liabilities in excess of other assets	(6.6)	(59,814,471)

NET ASSETS	100.0%	$899,496,067

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $2,290,652 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2011. The aggregate value of these securities was $58,537,969 representing 6.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Deutsche Bank AG London-Synnex Technology International, Inc. (Equity Certificates)	09/23/10	269,000	$614,073	$633,764	$2.36	0.07%
Groupon, Inc. Series G (Convertible Preferred Stock)	12/17/2010	39,859	1,259,146	1,259,146	31.59	0.14%
Silver Spring Networks, Inc. Series E (Convertible Preferred Stock)	12/11/09	46,800	468,000	285,480	6.10	0.03%

Twitter, Inc. Series E (Convertible Preferred Stock)	09/24/09	38,367	613,197
	01/11/11	76,734	76,734

		115,101	689,931	1,405,935	12.21	0.16%

Youku.Com, Inc.
Series A (Common Stock)	09/20/10	1,160,800	577,710	2,546,795	2.19	0.28%

				$6,131,120		0.68%

(4)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $5,497,356 representing 0.6% of net assets.
(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	At February 28, 2011, the Fund had loaned securities with a total value of $63,126,228. This was secured by collateral of $64,705,072, which was received in cash and subsequently invested in short-term investments currently valued at $64,578,693 as reported in the portfolio of investments. The remaining collateral of $704,621 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.38% to 1.00%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.35% to 1.00%	12/28/12-01/10/13
United States Treasury Notes/Bonds	0.88% to 4.13%	03/31/11-05/15/20

(7)	See Note 5 for cost of investments on a tax basis.

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Application Software	$77,521,450	$—		$—	$77,521,450
Computers	90,209,758	—		—	90,209,758
Electronic Components - Semiconductors	79,811,820	2,390,108	#	—	82,201,928
Enterprise Software/Service	52,408,630	3,769,054	#	—	56,177,684
Web Portals/ISP	78,390,255	—		—	78,390,255
Other Industries*	410,770,904	54,812,770	#	—	465,583,674
Convertible Preferred Stock	—	—		2,950,561	2,950,561
Equity Certificates	633,764	—		—	633,764
Exchange-Traded Funds	—	112,832	#	—	112,832
Short-Term Investment Securities:
Collective Investment Pool	—	64,578,693		—	64,578,693
Registered Investment Companies	—	16,702,939		—	16,702,939
Time Deposits	—	24,247,000		—	24,247,000

Total	$789,746,581	$166,613,396		$2,950,561	$959,310,538

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $58,537,969 representing 6.5% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobervable inputs were used to determine in fair value:

Convertible Preferred Stock
Balance as of 5/31/2010	$954,837
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	736,578
Net purchases(sales)	1,259,146
Transfers in and/or out of Level 3	—

Balance as of 2/28/2011	$2,950,561

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 28, 2011 includes:

Convertible Preferred Stock
$736,578

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)
Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.0%
Advertising Services - 1.0%

Marchex, Inc., Class B#	98,785	$888,077

Agricultural Chemicals - 0.5%

Intrepid Potash, Inc.†#	12,700	490,220

Alternative Waste Technology - 0.8%

Calgon Carbon Corp.†#	48,710	683,888

Audio/Video Products - 1.5%

Harman International Industries, Inc.	13,300	646,912
TiVo, Inc.†#	71,800	738,104

		1,385,016

Auto-Truck Trailers - 1.1%

Wabash National Corp.†#	92,550	964,371

Banks-Commercial - 0.6%

First Commonwealth Financial Corp.#	52,400	343,220
Park Sterling Corp.†	41,300	206,087

		549,307

Beverages-Non-alcoholic - 0.5%

Primo Water Corp.†#	37,863	483,889

Casino Services - 3.1%

Scientific Games Corp., Class A†#	213,784	1,915,504
Shuffle Master, Inc.†	93,331	878,245

		2,793,749

Chemicals-Diversified - 0.9%

Solutia, Inc.†	33,600	779,856

Commercial Services - 1.4%

Live Nation Entertainment, Inc.†#	116,163	1,234,813

Commercial Services-Finance - 5.7%

Dollar Financial Corp.†#	90,548	1,936,822
Euronet Worldwide, Inc.†#	40,148	725,474
Global Cash Access Holdings, Inc.†	176,534	607,277
Wright Express Corp.†	37,126	1,893,426

		5,162,999

Computer Services - 1.3%

SYKES Enterprises, Inc.†	64,141	1,193,023

Consulting Services - 3.2%

Corporate Executive Board Co.	40,500	1,622,835
Gartner, Inc.†#	17,353	654,555
ICF International, Inc.†#	27,200	616,624

		2,894,014

Dental Supplies & Equipment - 1.0%

Sirona Dental Systems, Inc.†#	18,529	934,973

Diagnostic Equipment - 0.5%

Affymetrix, Inc.†#	86,900	426,679

Distribution/Wholesale - 1.4%

United Stationers, Inc.	7,400	498,908
WESCO International, Inc.†#	13,100	762,682

		1,261,590

E-Commerce/Products - 1.5%

Shutterfly, Inc.†#	30,919	1,320,241

E-Commerce/Services - 1.4%

Ancestry.com, Inc.†#	18,900	621,054
Move, Inc.†#	281,400	596,568

		1,217,622

E-Marketing/Info - 2.5%

Constant Contact, Inc.†#	18,700	540,991
QuinStreet, Inc.†#	54,008	1,176,834
ReachLocal, Inc.†#	26,893	512,043

		2,229,868

E-Services/Consulting - 4.1%

GSI Commerce, Inc.†#	129,351	2,689,207
Sapient Corp.†	81,707	968,228

		3,657,435

Educational Software - 0.9%

Blackboard, Inc.†#	22,000	770,220

Electronic Components-Semiconductors - 5.1%

Microsemi Corp.†	97,129	2,139,752
Monolithic Power Systems, Inc.†#	48,354	747,069
PMC-Sierra, Inc.†	220,000	1,738,000

		4,624,821

Energy-Alternate Sources - 0.6%

JA Solar Holdings Co., Ltd. ADR†#	82,000	578,920

Enterprise Software/Service - 0.9%

Taleo Corp., Class A†#	25,596	826,495

Entertainment Software - 0.5%

THQ, Inc.†#	82,698	476,341

Finance-Investment Banker/Broker - 0.7%

MF Global Holdings, Ltd.†#	68,800	596,496

Finance-Other Services - 0.4%

Netspend Holdings, Inc.†#	28,400	372,324

Hazardous Waste Disposal - 0.9%

Clean Harbors, Inc.†#	8,695	798,897

Hotel/Motels - 1.9%

Gaylord Entertainment Co.†	48,200	1,736,646

Human Resources - 3.5%

Kforce, Inc.†	36,466	651,283
Monster Worldwide, Inc.†	20,400	349,860
On Assignment, Inc.†	91,041	955,930
Resources Connection, Inc.	60,438	1,165,849

		3,122,922

Insurance-Property/Casualty - 1.5%

Tower Group, Inc.#	49,550	1,346,769

Internet Application Software - 0.5%

DealerTrack Holdings, Inc.†#	21,600	435,888

Internet Content-Information/News - 0.1%

Dice Holdings, Inc.†#	3,459	47,492

Internet Security - 0.8%

Blue Coat Systems, Inc.†	24,100	678,174

Leisure Products - 0.5%

WMS Industries, Inc.†#	10,696	425,594

Machinery-General Industrial - 4.3%

Chart Industries, Inc.†	18,444	837,173
Gardner Denver, Inc.	8,957	655,115
Middleby Corp.†#	5,900	529,053
Robbins & Myers, Inc.	27,000	1,151,010
Wabtec Corp.#	12,700	720,852

		3,893,203

Medical Information Systems - 1.7%

Quality Systems, Inc.#	19,234	1,536,797

Medical Instruments - 1.4%

Spectranetics Corp.†#	54,508	262,728
Volcano Corp.†#	39,457	1,035,352

		1,298,080

Medical Products - 1.7%

Greatbatch, Inc.†#	29,700	738,936
Luminex Corp.†#	41,864	787,881

		1,526,817

Medical-Biomedical/Gene - 1.8%

Acorda Therapeutics, Inc.†	50,100	1,050,597
Halozyme Therapeutics, Inc.†#	81,027	559,897

		1,610,494

Medical-Drugs - 4.2%

Auxilium Pharmaceuticals, Inc.†#	44,700	1,004,409
Jazz Pharmaceuticals, Inc.†	26,200	645,306
Vanda Pharmaceuticals, Inc.†#	74,642	549,365
Viropharma, Inc.†#	88,450	1,585,909

		3,784,989

Medical-Generic Drugs - 0.6%

Impax Laboratories, Inc.†#	26,900	553,871

Medical-HMO - 1.5%

Centene Corp.†	21,300	649,011
WellCare Health Plans, Inc.†	18,800	705,940

		1,354,951

Metal Processors & Fabrication - 0.6%

CIRCOR International, Inc.	13,700	543,205

Networking Products - 0.6%

Ixia†	29,254	513,408

Oil Companies-Exploration & Production - 2.7%

Brigham Exploration Co.†#	22,750	832,195
Carrizo Oil & Gas, Inc.†#	100	3,722
Kodiak Oil & Gas Corp.†#	91,200	690,384
Swift Energy Co.†	21,000	901,950

		2,428,251

Printing-Commercial - 1.5%

VistaPrint NV†#	25,923	1,327,517

Recreational Vehicles - 1.6%

Polaris Industries, Inc.#	18,895	1,425,628

Resort/Theme Parks - 0.3%

Great Wolf Resorts, Inc.†	93,220	256,355

Retail-Apparel/Shoe - 0.9%

Express, Inc.#	46,231	831,233

Retail-Appliances - 0.4%

hhgregg, Inc.†#	26,500	393,260

Retail-Home Furnishings - 0.9%

Pier 1 Imports, Inc.†#	82,400	830,592

Retail-Restaurants - 0.8%

Ruby Tuesday, Inc.†#	55,900	746,824

Retail-Video Rentals - 1.0%

Coinstar, Inc.†#	20,700	883,476

Satellite Telecom - 1.0%

DigitalGlobe, Inc.†#	27,300	881,244

Schools - 2.7%

Bridgepoint Education, Inc.†#	97,773	1,830,310
Grand Canyon Education, Inc.†#	37,984	610,783

		2,441,093

Telecom Equipment-Fiber Optics - 0.6%

Oclaro, Inc.†#	33,000	581,790

Telecom Services - 2.5%

Cbeyond, Inc.†#	104,620	1,462,587
PAETEC Holding Corp.†#	206,621	785,160

		2,247,747

Theaters - 1.8%

National CineMedia, Inc.	85,870	1,622,084

Therapeutics - 1.4%

Onyx Pharmaceuticals, Inc.†#	35,350	1,245,734

Transactional Software - 3.3%

Innerworkings, Inc.†#	155,786	1,272,772
Synchronoss Technologies, Inc.†#	49,413	1,692,889

		2,965,661

Transport-Air Freight - 1.9%

Atlas Air Worldwide Holdings, Inc.†	25,200	1,720,656

Transport-Services - 0.8%

UTi Worldwide, Inc.	35,700	710,430

Ultra Sound Imaging Systems - 1.7%

SonoSite, Inc.†#	42,393	1,524,028

Total Long-Term Investment Securities (cost $75,216,946)		89,069,047

SHORT-TERM INVESTMENT SECURITIES - 9.7%
Collective Investment Pool - 8.5%
Securities Lending Quality Trust(1)	7,698,544	7,684,349

Time Deposits - 1.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$1,075,000	1,075,000

Total Short-Term Investment Securities
(cost $8,773,544)		8,759,349

TOTAL INVESTMENTS
(cost $83,990,490) (2)	108.7%	97,828,396
Liabilities in excess of other assets	(8.7)	(7,848,120)

NET ASSETS	100.0%	$89,980,276

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services - Finance	$5,162,999	$—	$—	$5,162,999
Electronic Components - Semiconductors	4,624,821	—	—	4,624,821
Other Industries*	79,281,227	—	—	79,281,227
Short-Term Investment Securities:
Collective Investment Pool	—	7,684,349	—	7,684,349
Time Deposits	—	1,075,000	—	1,075,000

Total	$89,069,047	$8,759,349	$—	$97,828,396

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.3%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	35,700	$222,768
Hexcel Corp.†	23,500	435,925
STR Holdings, Inc.†	8,400	152,124

		810,817

Advertising Agencies - 0.9%

Interpublic Group of Cos., Inc.	227,690	3,005,508

Aerospace/Defense - 0.4%

Aerovironment, Inc.†#	36,564	1,060,722
Kratos Defense & Security Solutions, Inc.†	9,100	131,131
TransDigm Group, Inc.†	3,300	265,254

		1,457,107

Aerospace/Defense-Equipment - 1.1%

AAR Corp.†	73,033	1,993,071
Curtiss-Wright Corp.	35,257	1,300,983
LMI Aerospace, Inc.†	12,100	217,316
Moog, Inc., Class A†	7,300	331,493

		3,842,863

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†	5,000	193,000

Agricultural Operations - 0.0%

MGP Ingredients, Inc.	13,100	119,079

Airlines - 0.1%

Allegiant Travel Co.	6,600	272,382
Pinnacle Airlines Corp.†	16,700	101,035

		373,417

Alternative Waste Technology - 0.6%

Darling International, Inc.†	158,104	2,196,065

Apparel Manufacturers - 0.2%

Carter’s, Inc.†	5,700	163,362
Under Armour, Inc., Class A†	9,000	596,070

		759,432

Applications Software - 1.2%

Actuate Corp.†	25,000	119,250
Bsquare Corp.†	13,900	166,800
China TransInfo Technology Corp.†	14,800	68,820
Ebix, Inc.†	3,808	100,303
EPIQ Systems, Inc.#	21,700	299,677
PDF Solutions, Inc.†	50,200	347,384
Progress Software Corp.†	20,050	588,668
Quest Software, Inc.†	98,027	2,626,143
RealPage, Inc.†	1,600	39,680

		4,356,725

Auction House/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.#	9,300	237,150

Audio/Video Products - 0.1%

DTS, Inc.†#	4,400	199,540

Auto Repair Centers - 0.2%
Midas, Inc.†	13,400	103,582
Monro Muffler Brake, Inc.#	17,325	566,181

		669,763

Auto-Cars/Light Trucks - 0.0%

Tesla Motors, Inc.†#	1,200	28,668

Auto/Truck Parts & Equipment-Original - 3.0%

Amerigon, Inc.†	12,600	171,864
Dana Holding Corp.†	138,632	2,617,372
Miller Industries, Inc.	10,000	166,200
SORL Auto Parts, Inc.†	15,300	108,477
Strattec Security Corp.	8,300	278,050
Titan International, Inc.	185,468	4,454,941
TRW Automotive Holdings Corp.†	44,702	2,539,074

		10,335,978

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	6,700	105,592

Banks-Commercial - 5.9%

1st United Bancorp, Inc.†	14,300	91,806
Alliance Financial Corp.	4,500	142,785
American River Bankshares†	19,500	125,385
Ameris Bancorp†	11,900	120,071
Associated Banc-Corp.#	122,261	1,769,117
Bancfirst Corp.#	36,987	1,554,933
Bancorp, Inc.†	17,600	149,248
Bancorp Rhode Island, Inc.	5,400	170,154
Banner Corp.	59,300	145,878
Camden National Corp.	6,300	211,932
Capital City Bank Group, Inc.	9,600	120,672
Cardinal Financial Corp.	12,100	134,673
Central Pacific Financial Corp.†	3,255	77,794
Citizens Holding Co.	6,500	130,845
CNB Financial Corp.	8,500	120,190
CoBiz Financial, Inc.	10,900	71,068
Columbia Banking System, Inc.#	85,941	1,705,069
Commerce Bancshares, Inc.	41,233	1,655,917
Community Trust Bancorp, Inc.#	44,940	1,285,733
East West Bancorp, Inc.	123,632	2,870,735
Enterprise Bancorp, Inc.	10,621	156,129
Farmers Capital Bank Corp.†	20,900	156,541
Financial Institutions, Inc.	6,500	125,385
First Community Bancshares, Inc.	9,300	114,483
First Merchants Corp.	14,728	130,932
First South Bancorp, Inc.	12,300	66,420
Glacier Bancorp, Inc.#	24,571	384,045
Heritage Financial Corp.†	8,300	124,168
LNB Bancorp, Inc.	16,300	87,694
Merchants Bancshares, Inc.	4,600	117,300
Northrim BanCorp, Inc.	7,100	131,847
Ohio Valley Banc Corp.(3)	6,400	147,008
Pacific Continental Corp.	13,000	130,910
Pinnacle Financial Partners, Inc.†#	8,400	133,980
Preferred Bank†	16,600	25,066
Prosperity Bancshares, Inc.	11,100	453,102
Sierra Bancorp	9,400	101,896
Signature Bank†	12,600	653,814
Synovus Financial Corp.#	60,800	155,040
TCF Financial Corp.#	19,100	309,993
Texas Capital Bancshares, Inc.†#	13,800	348,312
United Community Banks, Inc.†	50,500	69,185
United Security Bancshares†	18,221	57,761
Valley National Bancorp.#	24,506	334,017
Virginia Commerce Bancorp, Inc.†	17,900	105,610
Washington Banking Co.	13,800	194,580
Washington Trust Bancorp, Inc.#	7,800	179,244
West Bancorporation, Inc.	18,344	139,598
Westamerica Bancorporation#	8,100	417,798

Western Alliance Bancorp†	29,900	242,489
Wilshire Bancorp, Inc.	17,400	115,014
Zions Bancorporation#	91,985	2,148,770

		20,712,136

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	2,400	29,304

Beverages-Non-alcoholic - 0.0%

SkyPeople Fruit Juice, Inc.†	21,900	107,967

Brewery - 0.0%

Craft Brewers Alliance, Inc.†	18,800	151,340

Broadcast Services/Program - 0.1%

Fisher Communications, Inc.†	6,000	160,560
Outdoor Channel Holdings, Inc.†	18,800	147,204

		307,764

Building & Construction Products-Misc. - 0.2%

Builders FirstSource, Inc.†	9,200	21,988
Gibraltar Industries, Inc.†	6,950	75,268
Interline Brands, Inc.†	13,800	302,358
Quanex Building Products Corp.	10,000	188,900

		588,514

Building & Construction-Misc. - 0.0%

Insituform Technologies, Inc., Class A†#	5,900	152,456
MYR Group, Inc.†	300	6,768

		159,224

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.#	1,100	97,746

Building-Maintance & Services - 0.7%

ABM Industries, Inc.#	89,562	2,385,036

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	3,400	138,788
Skyline Corp.	6,500	130,585

		269,373

Building-Residential/Commercial - 0.1%

Meritage Homes Corp.†#	13,000	335,530
Standard Pacific Corp.†#	20,300	81,200

		416,730

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	15,000	156,750

Casino Services - 0.4%

Bally Technologies, Inc.†	39,783	1,536,817

Chemicals-Diversified - 1.6%

Codexis, Inc.†	3,385	36,084
FMC Corp.	24,865	1,925,546
Innophos Holdings, Inc.	63,573	2,722,831
Rockwood Holdings, Inc.†	18,800	875,140

		5,559,601

Chemicals-Plastics - 0.8%

Landec Corp.†	18,600	114,390
PolyOne Corp.	183,645	2,548,993

		2,663,383

Chemicals-Specialty - 0.8%

Arch Chemicals, Inc.	14,300	514,085
KMG Chemicals, Inc.	7,800	146,406
Kraton Performance Polymers, Inc.†	66,559	2,282,974

		2,943,465

Circuit Boards - 0.1%

DDi Corp.	11,000	114,070
UQM Technologies, Inc.†	57,300	175,338

		289,408

Coal - 1.0%

Cloud Peak Energy, Inc.†	23,500	481,750
James River Coal Co.†#	86,006	1,806,126
Walter Energy, Inc.	8,100	980,181
Westmoreland Coal Co.†#	7,400	100,640

		3,368,697

Commercial Services - 1.0%

HMS Holdings Corp.†	4,600	347,576
Intersections, Inc.	12,500	124,875
Mac-Gray Corp.	10,700	170,772
Providence Service Corp.†	7,700	126,357
Quanta Services, Inc.†	7,617	173,744
Team, Inc.†#	96,044	2,490,421

		3,433,745

Commercial Services-Finance - 1.4%

Global Payments, Inc.	7,500	359,925
Green Dot Corp., Class A†#	700	36,547
MoneyGram International, Inc.†	47,500	131,100
SEI Investments Co.	80,282	1,847,289
Wright Express Corp.†	49,647	2,531,997

		4,906,858

Communications Software - 0.0%

Velti PLC†	4,100	55,514

Computer Aided Design - 0.6%

Parametric Technology Corp.†	89,806	2,128,402

Computer Data Security - 0.1%

Fortinet, Inc.†	6,300	257,292

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.†	13,800	184,644

Computer Services - 0.2%

CIBER, Inc.†	37,900	176,993
Dynamics Research Corp.†	10,000	153,600
Ness Technologies, Inc.†	25,000	148,250
Tier Technologies, Inc.†	23,100	144,837

		623,680

Computer Software - 0.1%

DynaVox, Inc., Class A†#	10,000	58,400
SS&C Technologies Holdings, Inc.†	13,500	264,465

		322,865

Computers-Integrated Systems - 1.1%

3D Systems Corp.†#	10,800	528,660
Jack Henry & Associates, Inc.	88,600	2,827,226
Mercury Computer Systems, Inc.†	5,300	100,594
Radisys Corp.†	15,700	130,781

Riverbed Technology, Inc.†	1,600	66,064

		3,653,325

Computers-Memory Devices - 0.1%

Dot Hill Systems Corp.†	87,300	285,471
NetList, Inc.†	37,900	89,444
Xyratex, Ltd.†	6,400	81,344

		456,259

Computers-Periphery Equipment - 0.2%

iGo, Inc.†	35,000	133,350
Immersion Corp.†	25,600	181,760
Synaptics, Inc.†	10,800	318,600

		633,710

Consulting Services - 0.1%

China Direct, Inc.†	54,700	80,409
Hackett Group, Inc.†	27,900	100,719

		181,128

Consumer Products - Misc. - 0.1%

Alpha Pro Tech, Ltd.†	30,000	43,800
Kid Brands, Inc.†	18,000	168,480

		212,280

Cosmetics & Toiletries - 0.0%

Alberto-Culver Co.	3,900	145,236
CCA Industries, Inc.	3,421	19,123

		164,359

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	6,300	230,139

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	23,400	504,738

Direct Marketing - 0.1%

ValueVision Media, Inc., Class A†	36,900	246,861

Distribution/Wholesale - 1.7%

Beacon Roofing Supply, Inc.†#	92,145	1,954,395
Chindex International, Inc.†	7,100	126,735
Ingram Micro, Inc., Class A†	90,262	1,798,922
Owens & Minor, Inc.#	56,176	1,752,691
Pool Corp.	11,511	287,315

		5,920,058

Diversified Manufacturing Operations - 1.7%

A.O. Smith Corp.	4,650	187,860
Actuant Corp., Class A#	10,800	305,640
Acuity Brands, Inc.	19,300	1,090,836
Colfax Corp.†#	6,200	137,516
EnPro Industries, Inc.†#	9,700	384,896
ESCO Technologies, Inc.	7,000	268,030
Fabrinet†	5,900	172,457
GP Strategies Corp.†	13,700	158,646
Harsco Corp.	5,400	184,518
Koppers Holdings, Inc.	12,600	509,166
Leggett & Platt, Inc.	4,300	99,158
Lydall, Inc.†	14,100	126,054
Matthews International Corp., Class A	1,300	48,295
Park-Ohio Holdings Corp.†	9,200	203,136
Trinity Industries, Inc.#	68,265	2,126,455

		6,002,663

Diversified Minerals - 0.0%

AMCOL International Corp.#	3,500	109,235

Diversified Operations - 0.1%

Resource America, Inc., Class A	31,400	198,762

Drug Delivery Systems - 0.1%

Alkermes, Inc.†	17,000	243,610
Antares Pharma, Inc.†	67,700	105,612

		349,222

E-Commerce/Services - 0.1%

OpenTable, Inc.†	2,700	239,949

E-Marketing/Info - 0.7%

Constant Contact, Inc.†	3,200	92,576
ValueClick, Inc.†	154,476	2,306,327

		2,398,903

E-Services/Consulting - 0.2%

GSI Commerce, Inc.†#	15,400	320,166
Keynote Systems, Inc.	7,000	123,130
Saba Software, Inc.†	4,100	28,987
Sapient Corp.†	18,800	222,780

		695,063

Electric Products-Misc. - 0.8%

GrafTech International, Ltd.†	122,424	2,449,704
Graham Corp.	11,100	235,653
NIVS IntelliMedia Technology Group, Inc.†	47,700	127,359

		2,812,716

Electric-Integrated - 0.6%

Central Vermont Public Service Corp.	5,200	110,552
Cleco Corp.	4,000	129,400
El Paso Electric Co.†	12,200	342,820
Empire District Electric Co.#	6,500	140,595
NorthWestern Corp.	5,000	148,550
NV Energy, Inc.	16,200	237,978
OGE Energy Corp.	9,500	456,950
PNM Resources, Inc.	22,400	298,144
Unisource Energy Corp.	7,900	288,034

		2,153,023

Electronic Components-Misc. - 0.8%

OSI Systems, Inc.†	68,765	2,586,939
Pulse Electronics Corp.	30,400	183,616

		2,770,555

Electronic Components-Semiconductors - 1.2%

Advanced Analogic Technologies, Inc.†	12,700	53,721
AuthenTec, Inc.†	79,200	271,656
Diodes, Inc.†	5,050	146,248
GT Solar International, Inc.†#	24,000	256,560
Intersil Corp., Class A#	16,800	214,872
Kopin Corp.†#	8,300	36,437
Mindspeed Technologies, Inc.†	2,902	22,462
National Semiconductor Corp.	6,400	99,200
PMC - Sierra, Inc.†	37,100	293,090
Semtech Corp.†#	104,727	2,479,935

Silicon Laboratories, Inc.†#	10,100	458,540

		4,332,721

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	67,100	667,645

Electronic Measurement Instruments - 0.3%

CyberOptics Corp.†	18,900	174,258
LeCroy Corp.†	14,300	200,772
Measurement Specialties, Inc.†	8,200	253,708
National Instruments Corp.	4,800	149,424
Orbotech, Ltd.†	15,700	221,056

		999,218

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	3,700	347,800

Energy-Alternate Sources - 0.2%

Ascent Solar Technologies, Inc.†	33,000	110,550
BioFuel Energy Corp.†	41,700	36,062
Comverge, Inc.†	17,400	88,566
FuelCell Energy, Inc.†	49,000	85,750
Headwaters, Inc.†	31,900	161,733
Ocean Power Technologies, Inc.†	17,900	93,080

		575,741

Enterprise Software/Service - 3.0%

American Software, Inc., Class A	21,500	144,480
Ariba, Inc.†#	180,701	5,592,696
Concur Technologies, Inc.†	2,500	130,075
Informatica Corp.†	1,300	61,113
MedAssets, Inc.†#	10,200	144,534
Omnicell, Inc.†	95,952	1,289,595
Open Text Corp.†	40,625	2,393,625
Opnet Technologies, Inc.	8,400	286,272
PROS Holdings, Inc.†#	22,000	251,900
Taleo Corp., Class A†	4,400	142,076

		10,436,366

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	13,800	498,594

Finance-Consumer Loans - 0.0%

ASTA Funding, Inc.	13,200	114,180

Finance-Investment Banker/Broker - 0.7%

Diamond Hill Investment Group, Inc.	1,700	126,616
Gleacher & Co., Inc.†#	20,600	39,552
JMP Group, Inc.	16,300	139,202
KBW, Inc.#	66,160	1,693,034
Penson Worldwide, Inc.†#	15,700	103,306
Piper Jaffray Cos., Inc.†#	5,100	209,865

		2,311,575

Finance-Leasing Companies - 0.1%

California First National Bancorp	11,900	173,740

Finance-Mortgage Loan/Banker - 0.1%

Federal Agricultural Mtg. Corp., Class C	9,600	191,328

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.#	15,900	231,027
MGIC Investment Corp.†	13,900	119,401
Radian Group, Inc.	28,500	201,210

		551,638

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†	26,500	105,735

Fisheries - 0.0%

HQ Sustainable Maritime Industries, Inc.†	19,200	78,528

Food-Baking - 0.0%

Flowers Foods, Inc.	3,800	101,080

Food-Canned - 0.6%

Seneca Foods Corp., Class B†#	600	17,046
TreeHouse Foods, Inc.†#	40,373	2,106,259

		2,123,305

Food-Dairy Products - 0.1%

Dean Foods Co.†	20,600	217,536

Food-Misc. - 0.9%

Corn Products International, Inc.	50,246	2,453,010
John B. Sanfilippo & Son, Inc.†	12,100	145,805
Overhill Farms, Inc.†	18,500	115,440
Senomyx, Inc.†#	47,700	345,825

		3,060,080

Food-Retail - 0.1%

Fresh Market, Inc.†	5,700	232,560

Footwear & Related Apparel - 0.0%

Heelys, Inc.†	56,600	156,216

Gambling (Non-Hotel) - 0.0%

Dover Downs Gaming & Entertainment, Inc.	5,034	17,871

Gas-Distribution - 1.1%

Delta Natural Gas Co., Inc.	3,800	117,648
Energen Corp.	24,888	1,520,657
Southwest Gas Corp.	13,700	532,519
UGI Corp.	49,407	1,575,589

		3,746,413

Gold Mining - 0.4%

Allied Nevada Gold Corp.†	15,206	461,350
Detour Gold Corp.†	20,675	672,887
Franco-Nevada Corp.†	11,300	384,518
Sandstorm Gold, Ltd.†	12,900	11,950
Vista Gold Corp.†	24,300	78,489

		1,609,194

Hazardous Waste Disposal - 0.0%

EnergySolutions, Inc.	11,300	74,806

Heart Monitors - 0.0%

HeartWare International, Inc.†	1,500	126,120

Home Furnishings - 0.7%

American Woodmark Corp.	9,700	193,515
Ethan Allen Interiors, Inc.	96,694	2,132,103
Tempur-Pedic International, Inc.†	1,700	79,798

		2,405,416

Hotel/Motels - 0.1%

Gaylord Entertainment Co.†	10,600	381,918

Housewares - 0.1%

Libbey, Inc.†#	8,200	140,958

Lifetime Brands, Inc.†	8,000	96,080

		237,038

Human Resources - 0.3%

Barrett Business Services, Inc.	13,000	189,670
CTPartners Executive Search, Inc.†#	3,400	52,700
Hudson Highland Group, Inc.†	23,600	158,356
Kforce, Inc.†	18,200	325,052
Korn/Ferry International†	9,000	205,740
On Assignment, Inc.†	20,000	210,000

		1,141,518

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	101,640
Iteris, Inc.†	76,210	124,984
SRS Labs, Inc.†	14,700	132,888

		359,512

Industrial Automated/Robots - 0.0%

Adept Technology, Inc.†	23,000	92,460

Independent Power Producers - 0.2%

GenOn Energy, Inc.†	136,880	554,364
Synthesis Energy Systems, Inc.†#	4,300	4,472

		558,836

Instruments-Controls - 0.2%

Elster Group SE†	5,500	87,725
Watts Water Technologies, Inc., Class A	9,200	359,812
Woodward Governor Co.	5,700	187,473

		635,010

Instruments-Scientific - 0.9%

Dionex Corp.†	21,836	2,572,718
FEI Co.†	11,700	392,301

		2,965,019

Insurance Brokers - 0.5%

Arthur J. Gallagher & Co.#	56,157	1,763,330

Insurance-Life/Health - 0.0%

Independence Holding Co.	18,600	157,542

Insurance-Multi-line - 0.0%

Fortegra Financial Corp.†	9,600	109,440

Insurance-Property/Casualty - 1.8%

FPIC Insurance Group, Inc.†	38,895	1,464,786
Hallmark Financial Services, Inc.†	13,000	117,000
Hanover Insurance Group, Inc.	29,393	1,365,893
HCC Insurance Holdings, Inc.	13,400	417,276
Infinity Property & Casualty Corp.	12,600	764,946
Markel Corp.†#	1,300	540,345
RLI Corp.#	2,900	166,489
Safety Insurance Group, Inc.	12,644	608,429
SeaBright Insurance Holdings, Inc.#	9,700	102,141
Selective Insurance Group, Inc.	27,600	501,768
Universal Insurance Holdings, Inc.	28,300	163,291

		6,212,364

Internet Application Software - 0.1%

Vocus, Inc.†	8,600	208,980

Internet Connectivity Services - 0.0%

Cogent Communications Group, Inc.†	9,400	138,556

Internet Infrastructure Equipment - 0.0%

Network Engines, Inc.†	37,400	77,418

Internet Infrastructure Software - 1.2%

TIBCO Software, Inc.†	166,309	4,094,528

Internet Security - 0.2%

Blue Coat Systems, Inc.†#	7,600	213,864
Sourcefire, Inc.†#	10,900	295,390
Zix Corp.†	41,500	153,135

		662,389

Investment Companies - 0.2%

Arlington Asset Investment Corp., Class A	6,300	176,778
NGP Capital Resources Co.	13,000	130,780
TICC Capital Corp.	19,700	248,614

		556,172

Investment Management/Advisor Services - 1.0%

Affiliated Managers Group, Inc.†	21,355	2,279,646
Cohen & Steers, Inc.#	11,200	327,040
Financial Engines, Inc.†	16,100	393,001
Pzena Investment Management, Inc., Class A	3,700	27,935
Waddell & Reed Financial, Inc., Class A	7,800	314,964

		3,342,586

Lasers-System/Components - 1.2%

Cymer, Inc.†	47,945	2,426,017
Newport Corp.†	9,700	161,505
Rofin-Sinar Technologies, Inc.†#	44,292	1,717,644

		4,305,166

Leisure Products - 0.4%

Brunswick Corp.#	48,500	1,116,955
Multimedia Games, Inc.†	26,700	146,850

		1,263,805

Machinery-Construction & Mining - 0.1%

Terex Corp.†#	5,100	172,125

Machinery-General Industrial - 2.2%

DXP Enterprises, Inc.†	9,100	193,466
Gardner Denver, Inc.	49,084	3,590,004
IDEX Corp.	62,919	2,594,779
Kadant, Inc.†	7,300	189,946
Middleby Corp.†	5,700	511,119
Tennant Co.	11,000	447,150
Wabtec Corp.	3,800	215,688

		7,742,152

Machinery-Material Handling - 0.1%

Cascade Corp.	5,100	249,186

Machinery-Pumps - 0.1%

Graco, Inc.#	11,900	484,449

Medical Imaging Systems - 0.0%

Vital Images, Inc.†	8,100	121,419

Medical Information Systems - 0.1%

Computer Programs & Systems, Inc.#	3,200	172,832

Medical Instruments - 0.3%

AngioDynamics, Inc.†	5,300	89,146
Bruker Corp.†	8,200	157,358
CryoLife, Inc.†	17,000	91,800

Edwards Lifesciences Corp.†	2,100	178,584
Integra LifeSciences Holdings Corp.†	3,200	160,480
Stereotaxis, Inc.†#	11,800	46,610
Synergetics USA, Inc.†	31,361	158,373
TranS1, Inc.†	40,300	133,796
Vascular Solutions, Inc.†	15,000	164,850

		1,180,997

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	18,900	133,623
Palomar Medical Technologies, Inc.†	11,000	175,780

		309,403

Medical Products - 2.3%

Alphatec Holdings, Inc.†	50,000	133,000
Cardica, Inc.†	33,400	109,552
Cooper Cos., Inc.	42,525	2,628,896
Hanger Orthopedic Group, Inc.†#	100,166	2,694,465
Orthovita, Inc.†	38,700	92,106
PSS World Medical, Inc.†	4,000	104,080
Span-America Medical Systems, Inc.	6,200	91,946
Synovis Life Technologies, Inc.†	8,400	165,816
Teleflex, Inc.	31,434	1,835,431
TomoTherapy, Inc.†#	30,300	107,868
Tornier BV†#	1,600	29,392
Wright Medical Group, Inc.†	13,000	205,790

		8,198,342

Medical Sterilization Products - 0.1%

STERIS Corp.	9,500	321,575

Medical-Biomedical/Gene - 1.3%

Affymax, Inc.†	17,200	109,736
Alexion Pharmaceuticals, Inc.†	7,100	683,588
AMAG Pharmaceuticals, Inc.†	3,900	71,799
American Oriental Bioengineering, Inc.†	40,800	91,800
Anadys Pharmaceuticals, Inc.†	49,400	59,774
Arqule, Inc.†	30,600	194,922
Biosante Pharmaceuticals, Inc.†	68,800	147,920
Celldex Therapeutics, Inc.†	5,500	21,615
Cubist Pharmaceuticals, Inc.†	11,300	247,809
Curis, Inc.†	53,900	167,629
Exelixis, Inc.†#	15,400	191,730
GTx, Inc.†	37,700	97,266
Incyte Corp., Ltd.†	37,000	506,160
Inovio Biomedical Corp.†	81,600	96,288
Maxygen, Inc.	18,100	75,477
Medicines Co.†	12,200	212,158
Oncothyreon, Inc.†	21,500	68,155
Regeneron Pharmaceuticals, Inc.†	12,600	457,002
Sangamo Biosciences, Inc.†	16,900	139,763
Seattle Genetics, Inc.†#	7,300	108,405
StemCells, Inc.†	110,100	102,404
SuperGen, Inc.†	59,400	176,418
Vertex Pharmaceuticals, Inc.†	6,811	317,870
Vical, Inc.†	60,285	127,201

		4,472,889

Medical-Drugs - 1.7%

Array Biopharma, Inc.†	32,900	92,120
BioSpecifics Technologies Corp.†	5,200	139,776
Cephalon, Inc.†#	1,900	106,989
Cumberland Pharmaceuticals, Inc.†	12,800	78,336
Cytori Therapeutics, Inc.†	34,000	197,880
Idenix Pharmaceuticals, Inc.†	16,800	56,784
Myriad Pharmaceuticals, Inc.†	28,100	107,623
Pharmasset, Inc.†	6,600	330,000
Pozen, Inc.†	15,600	80,184
Sciclone Pharmaceuticals, Inc.†	33,600	149,184
Valeant Pharmaceuticals International, Inc.#	13,328	534,187
Vanda Pharmaceuticals, Inc.†	16,600	122,176
Viropharma, Inc.†	137,283	2,461,484
Vivus, Inc.†#	146,420	1,114,256
XenoPort, Inc.†	7,800	56,706
Zalicus, Inc.†	101,600	220,472

		5,848,157

Medical-HMO - 1.0%

AMERIGROUP Corp.†	15,700	900,395
Centene Corp.†	19,600	597,212
Healthspring, Inc.†	47,259	1,778,829
Metropolitan Health Networks, Inc.†	27,500	136,675

		3,413,111

Medical-Hospitals - 1.0%

Health Management Associates, Inc., Class A†	49,400	494,000
LifePoint Hospitals, Inc.†	10,500	409,290
MedCath Corp.†	12,900	183,438
Universal Health Services, Inc., Class B	55,509	2,537,316

		3,624,044

Medical-Outpatient/Home Medical - 0.5%

Allied Healthcare International, Inc.†	54,600	133,770
Continucare Corp.†	32,600	184,516
Gentiva Health Services, Inc.†	55,650	1,570,999

		1,889,285

Metal Processors & Fabrication - 0.4%

Dynamic Materials Corp.	8,100	214,083
Haynes International, Inc.	7,700	399,168
RBC Bearings, Inc.†	11,900	430,661
Sun Hydraulics Corp.#	6,800	245,480

		1,289,392

Miscellaneous Manufacturing - 0.6%

Aptargroup, Inc.	37,964	1,828,726
John Bean Technologies Corp.	13,100	248,507

		2,077,233

Multimedia - 0.3%

FactSet Research Systems, Inc.#	4,700	492,936
Media General, Inc., Class A†	13,200	90,288
Meredith Corp.#	12,400	437,224

		1,020,448

Networking Products - 0.2%

Atheros Communications, Inc.†	7,500	336,075
BigBand Networks, Inc.†	50,300	130,780

Ixia†	10,900	191,295
Meru Networks, Inc.†	3,500	74,760

		732,910

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.#	80,033	2,320,157

Office Furnishings-Original - 0.1%

Knoll, Inc.	12,700	262,509

Office Supplies & Forms - 0.0%

Standard Register Co.	18,500	63,640

Oil & Gas Drilling - 0.8%

Patterson-UTI Energy, Inc.	96,743	2,644,954

Oil Companies-Exploration & Production - 2.6%

Bill Barrett Corp.†#	16,800	653,184
Callon Petroleum Co.†	13,100	109,778
CAMAC Energy, Inc.†	28,200	48,786
Concho Resources, Inc.†	8,400	894,768
Contango Oil & Gas Co.†	1,700	104,176
Crimson Exploration, Inc.†	33,200	143,756
Double Eagle Petroleum Co.†	11,000	120,010
Evolution Petroleum Corp.†	26,100	217,674
FieldPoint Petroleum Corp.†	41,900	207,824
Forest Oil Corp.†#	71,562	2,539,735
FX Energy, Inc.†	14,800	169,608
GeoMet, Inc.†#	26,800	36,448
Goodrich Petroleum Corp.†	6,900	140,346
Oasis Petroleum, Inc.†	29,200	1,007,984
PostRock Energy Corp.†	24,600	151,290
RAM Energy Resources, Inc.†	63,200	110,600
SandRidge Energy, Inc.†	187,050	2,022,011
Swift Energy Co.†	6,300	270,585
Venoco, Inc.†#	9,800	180,810

		9,129,373

Oil Field Machinery & Equipment - 2.0%

Bolt Technology Corp.†	12,800	184,960
Complete Production Services, Inc.†	31,400	904,634
Dresser-Rand Group, Inc.†	51,258	2,525,994
Gulf Island Fabrication, Inc.	10,300	318,991
Lufkin Industries, Inc.	36,154	2,825,435
Natural Gas Services Group, Inc.†	6,400	123,776

		6,883,790

Oil Refining & Marketing - 1.0%

Frontier Oil Corp.	124,597	3,476,256
Holly Corp.#	3,200	182,848

		3,659,104

Oil-Field Services - 1.4%

Key Energy Services, Inc.†	15,100	234,050
Oceaneering International, Inc.†	28,208	2,359,035
SEACOR Holdings, Inc.	1,300	123,201
Superior Energy Services, Inc.†	58,704	2,248,950
Union Drilling, Inc.†#	6,500	50,310

		5,015,546

Optical Recognition Equipment - 0.0%

Digimarc Corp.†	5,400	161,298

Paper & Related Products - 0.6%

Mercer International, Inc.†	8,278	114,816
Neenah Paper, Inc.	1,500	29,205
Schweitzer-Mauduit International, Inc.	34,337	1,882,698

		2,026,719

Patient Monitoring Equipment - 0.0%

Masimo Corp.	1,000	30,140

Pharmacy Services - 0.1%

Catalyst Health Solutions, Inc.†	7,800	352,638
SXC Health Solutions Corp.†	3,000	148,050

		500,688

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	6,500	128,505

Physicians Practice Management - 0.0%

Healthways, Inc.†	5,700	79,629

Power Converter/Supply Equipment - 0.6%

Advanced Energy Industries, Inc.†	119,156	1,920,795
PowerSecure International, Inc.†	12,700	93,980

		2,014,775

Printing-Commercial - 0.3%

American Reprographics Co.†	32,300	287,470
Consolidated Graphics, Inc.†	8,600	469,044
Multi-Color Corp.#	19,550	362,652

		1,119,166

Professional Sports - 0.1%

Madison Square Garden, Inc.†	6,600	188,496

Publishing-Books - 0.1%

Courier Corp.	7,700	109,879
Scholastic Corp.	11,049	346,939

		456,818

Publishing-Newspapers - 0.1%

AH Belo Corp. Class A†	11,721	84,274
Lee Enterprises, Inc.†	30,300	89,991

		174,265

Publishing-Periodicals - 0.1%

PRIMEDIA, Inc.	38,500	179,410

Quarrying - 0.8%

Compass Minerals International, Inc.	29,445	2,752,224

Radio - 0.1%

Cumulus Media, Inc., Class A†	48,400	236,192

Real Estate Investment Trusts - 4.0%

Acadia Realty Trust	6,700	132,660
Alexandria Real Estate Equities, Inc.	21,063	1,689,253
CBL & Associates Properties, Inc.	31,400	560,490
Chesapeake Lodging Trust	4,700	87,420
Colony Financial, Inc.#	6,900	146,625
Cousins Properties, Inc.	22,635	191,945
DiamondRock Hospitality Co.†	51,908	610,438
Digital Realty Trust, Inc.#	31,000	1,823,420
EastGroup Properties, Inc.	12,000	546,360
Equity One, Inc.	16,700	319,638
Essex Property Trust, Inc.#	1,600	198,048
First Potomac Realty Trust	4,600	74,198
Kilroy Realty Corp.	8,900	344,875

LaSalle Hotel Properties	100,440	2,833,412
Parkway Properties, Inc.	10,500	170,205
Pebblebrook Hotel Trust	5,300	116,282
Senior Housing Properties Trust	59,533	1,460,940
SL Green Realty Corp.	3,500	265,055
Starwood Property Trust, Inc.	10,000	233,900
Tanger Factory Outlet Centers	82,200	2,190,630

		13,995,794

Real Estate Management/Services - 0.6%

Grubb & Ellis Co.†	56,800	62,480
Jones Lang LaSalle, Inc.	21,895	2,154,906

		2,217,386

Real Estate Operations & Development - 0.0%

Consolidated-Tomoka Land Co.	3,100	106,268

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	6,300	100,863
H&E Equipment Services, Inc.†#	22,100	346,528

		447,391

Resort/Theme Parks - 0.0%

Great Wolf Resorts, Inc.†	51,200	140,800

Retail-Apparel/Shoe - 2.5%

American Eagle Outfitters, Inc.	11,300	173,455
AnnTaylor Stores Corp.†	30,750	713,707
Casual Male Retail Group, Inc.†	39,600	169,092
Christopher & Banks Corp.	13,200	80,652
Express, Inc.	14,100	253,518
Finish Line, Inc., Class A#	111,167	1,940,976
Genesco, Inc.†#	56,406	2,229,165
HOT Topic, Inc.	28,300	151,405
Phillips-Van Heusen Corp.	45,098	2,706,331
Rue21, Inc.†	8,700	304,674
Syms Corp.†	15,400	103,334
Vera Bradley, Inc.†	1,500	51,525

		8,877,834

Retail-Appliances - 0.0%

hhgregg, Inc.†#	11,100	164,724

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	4,900	15,753

Retail-Automobile - 0.6%

Penske Automotive Group, Inc.†#	102,062	2,079,003

Retail-Bookstores - 0.0%

Books-A-Million, Inc.	8,776	51,954

Retail-Convenience Store - 0.1%

Pantry, Inc.†	10,100	159,176
Susser Holdings Corp.†	11,600	160,660

		319,836

Retail-Discount - 0.1%

HSN, Inc.†	12,600	409,248

Retail-Home Furnishings - 0.1%

Kirkland’s, Inc.†	9,700	148,216
Pier 1 Imports, Inc.†	17,500	176,400

		324,616

Retail-Jewelry - 0.1%

Tiffany & Co.	2,500	153,875
Zale Corp.†	37,900	156,148

		310,023

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	29,400	265,482

Retail-Misc./Diversified - 0.1%

Gaiam, Inc. Class A	17,400	133,110
Winmark Corp.	4,000	147,960

		281,070

Retail-Regional Department Stores - 0.9%

Dillard’s, Inc., Class A	71,178	3,013,676

Retail-Restaurants - 3.9%

BJ’s Restaurants, Inc.†#	11,100	399,045
Bravo Brio Restaurant Group, Inc.†	4,600	79,258
Brinker International, Inc.	112,379	2,656,639
Caribou Coffee Co., Inc.†	21,600	212,544
Cheesecake Factory, Inc.†#	14,900	432,696
DineEquity, Inc.†#	44,250	2,531,542
Famous Dave’s of America, Inc.†	16,700	171,342
Jack in the Box, Inc.†	15,900	349,800
Jamba, Inc.†	2,600	6,006
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,600	129,402
Panera Bread Co., Class A†	5,600	653,800
Papa John’s International, Inc.†#	44,232	1,290,690
PF Chang’s China Bistro, Inc.#	43,761	2,032,261
Red Robin Gourmet Burgers, Inc.†#	4,600	109,756
Sonic Corp.†	16,862	149,735
Texas Roadhouse, Inc.#	132,905	2,256,727

		13,461,243

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	11,300	354,933
Zumiez, Inc.†#	17,800	464,046

		818,979

Retirement/Aged Care - 0.1%

Five Star Quality Care, Inc.†	24,000	168,480

Savings & Loans/Thrifts - 0.4%

Bank Mutual Corp.	26,600	122,892
Capitol Federal Financial, Inc.	19,540	246,986
Clifton Savings Bancorp, Inc.	14,000	159,600
First Financial Holdings, Inc.	13,400	142,844
Louisiana Bancorp, Inc.†	6,700	99,093
OceanFirst Financial Corp.	11,600	160,776
Pacific Premier Bancorp, Inc.†	12,600	86,436
Territorial Bancorp, Inc.	6,600	130,614
United Community Financial Corp.†	92,900	140,279
United Financial Bancorp, Inc.	10,087	157,458

		1,446,978

Schools - 0.0%

China Education Alliance, Inc.†	27,700	60,386

Seismic Data Collection - 0.1%

ION Geophysical Corp.†	18,600	238,452
T.G.C. Industries, Inc.†	36,400	243,880

		482,332

Semiconductor Components-Integrated Circuits - 0.0%

Emulex Corp.†	8,000	88,000

Semiconductor Equipment - 0.8%

FSI International, Inc.†	34,200	132,354
Mattson Technology, Inc.†	34,500	90,390
MKS Instruments, Inc.	80,411	2,413,938
Rudolph Technologies, Inc.†	9,800	108,584

		2,745,266

Steel Pipe & Tube - 0.8%

Valmont Industries, Inc.#	27,480	2,805,158

Steel-Producers - 0.1%

AK Steel Holding Corp.#	21,200	338,776
Schnitzer Steel Industries, Inc., Class A	1,300	83,460

		422,236

Telecom Equipment-Fiber Optics - 1.5%

Finisar Corp.†	1,574	64,565
JDS Uniphase Corp.†	195,065	4,812,254
KVH Industries, Inc.†	14,357	210,761

		5,087,580

Telecom Services - 0.2%

FiberTower Corp.†	27,000	89,640
Knology, Inc.†	15,700	218,544
Premiere Global Services, Inc.†	21,900	146,949
tw telecom, Inc.†	19,700	366,420

		821,553

Telecommunication Equipment - 0.6%

ADTRAN, Inc.	5,100	231,948
Preformed Line Products Co.	2,900	205,842
ShoreTel, Inc.†	22,800	154,812
Sonus Networks, Inc.†	19,500	59,085
Tellabs, Inc.	232,831	1,254,959
Westell Technologies, Inc. Class A†	41,700	136,359
ZST Digital Networks, Inc.†	19,800	127,314

		2,170,319

Telephone-Integrated - 0.5%

Alaska Communications Systems Group, Inc.#	150,360	1,532,168
Warwick Valley Telephone Co.	8,100	120,204

		1,652,372

Textile-Apparel - 0.1%

Cherokee, Inc.	6,400	108,672
Unifi, Inc.†	6,000	113,940

		222,612

Therapeutics - 0.3%

AVANIR Pharmaceuticals Inc., Class A†#	46,200	174,174
AVI BioPharma, Inc.†	45,900	91,800
BioMarin Pharmaceutical, Inc.†#	6,900	168,774
Cyclacel Pharmaceuticals, Inc.†	51,600	66,564
Onyx Pharmaceuticals, Inc.†	2,800	98,672
Spectrum Pharmaceuticals, Inc.†	29,700	201,663
Theravance, Inc.†	3,800	86,564

		888,211

Transactional Software - 0.1%

Bottomline Technologies, Inc.†	10,400	229,944

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.†	6,300	157,374

Transport-Marine - 0.0%

Horizon Lines, Inc., Class A	27,100	123,847

Transport-Rail - 0.1%

RailAmerica, Inc.†	25,400	381,000

Transport-Services - 0.7%

UTi Worldwide, Inc.	126,964	2,526,584

Transport-Truck - 1.5%

Celadon Group, Inc.†	13,600	198,696
Heartland Express, Inc.#	1,465	24,304
Knight Transportation, Inc.	32,175	598,777
Landstar System, Inc.	48,201	2,143,499
Old Dominion Freight Line, Inc.†#	74,171	2,282,983
USA Truck, Inc.†	7,900	101,041

		5,349,300

Travel Services - 0.0%

Ambassadors Group, Inc.	11,800	125,670

Virtual Reality Products - 0.0%

RealD, Inc.†	2,500	56,125

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	121,360
Tiens Biotech Group USA, Inc.†	43,100	61,202

		182,562

Web Hosting/Design - 0.1%

Web.Com Group, Inc.†	25,300	321,816

Wire & Cable Products - 0.9%

Belden, Inc.	67,673	2,478,862
Coleman Cable, Inc.†	100	739
General Cable Corp.†	13,000	564,460

		3,044,061

Wireless Equipment - 0.2%

Aruba Networks, Inc.†	6,900	210,105
EMS Technologies, Inc.†	8,400	163,296
Globecomm Systems, Inc.†	14,300	152,295
SBA Communications Corp., Class A†	4,800	202,032

		727,728

Total Common Stock
(cost $250,951,708)		339,734,821

CONVERTIBLE PREFERRED STOCK - 0.1%
Banks-Commercial - 0.0%

Synovus Financial Corp. 8.25%†	8,100	201,447

Electric-Distribution - 0.0%

Silver Spring Networks, Inc. Series E 8.00%†(2)(3)(4)	11,300	68,930

Financial Guarantee Insurance - 0.1%
Assured Guaranty, Ltd. 8.50%†	3,000	204,900

Oil Companies-Exploration & Production - 0.0%

GeoMet, Inc. 8.00%(7)	2,815	21,676

Total Convertible Preferred Stock
(cost $498,242)		496,953

CONVERTIBLE BONDS & NOTES - 0.1%
Machinery-Construction & Mining - 0.1%
Terex Corp. 4.00% due 06/01/15 (cost $76,000)	$76,000	168,340

RIGHTS - 0.0%
Banks-Commercial - 0.0%
Central Pacific Financial Co.† Expires 05/06/11 Strike Price $10.00 (cost $0)	3,255	59,184

Total Long-Term Investment Securities
(cost $251,525,950)		340,459,298

SHORT-TERM INVESTMENT SECURITIES - 14.6%
Collective Investment Pool - 14.1%
Securities Lending Quality Trust(5)(6)	49,349,269	49,245,737

Registered Investment Companies - 0.4%
T. Rowe Price Reserve Investment Fund	1,556,203	1,556,203

Time Deposits - 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$349,000	349,000

Total Short-Term Investment Securities
(cost $51,254,472)		51,150,940

TOTAL INVESTMENTS
(cost $302,780,422)(1)	112.1%	391,610,238
Liabilities in excess of other assets	(12.1)	(42,376,991)

NET ASSETS	100.0%	$349,233,247

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2011, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Silver Spring Networks, Inc.
Series E 8.00%
(Convertible Preferred Stock)	12/11/2009	11,300	$113,000	$68,930	6.10	0.02%

(3)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $215,938 representing 0.1% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	At February 28, 2011, the Fund had loaned securities with a total value of $48,332,362. This was secured by collateral of $49,349,269, which was received in cash and subsequently invested in short-term investments currently valued at $49,245,737 as reported in the portfolio of investments. The remaining collateral of $129,841 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.38% to 1.00%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Assoc.	0.35% to 1.00%	12/28/12 to 01/10/13
United States Treasury Notes/Bonds	0.88% to 1.00%	03/31/11 to 01/31/12

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2011.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$20,771,320	$—	$—	$20,771,320
Other Industries*	319,022,685	—	—	319,022,685
Convertible Preferred Stock	428,023	—	68,930	496,953
Convertible Bonds & Notes	—	168,340	—	168,340
Short-Term Investment Securities:
Collective Investment Pool	—	49,245,737	—	49,245,737
Registered Investment Companies	—	1,556,203	—	1,556,203
Time Deposits	—	349,000	—	349,000

Total	$340,222,028	$51,319,280	$68,930	$391,610,238

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobervable inputs were used to determine in fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2010	$0	$82,490
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)(1)	—	(13,560)
Net purchases(sales)	(0)	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/28/2011	$—	$68,930

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock	Convertible Preferred Stock
$—	$(13,560)

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.3%
Advanced Materials - 0.3%

Ceradyne, Inc.†	19,336	$739,215
Hexcel Corp.†	73,781	1,368,638
Metabolix, Inc.†#	20,648	187,484
STR Holdings, Inc.†#	21,566	390,560

		2,685,897

Advertising Services - 0.0%

Marchex, Inc., Class B#	14,911	134,050

Aerospace/Defense - 0.5%

Aerovironment, Inc.†#	12,774	370,574
Cubic Corp.	11,978	602,613
Esterline Technologies Corp.†	22,680	1,623,208
Herley Industries, Inc.†#	10,486	199,234
Kratos Defense & Security Solutions, Inc.†	17,707	255,158
National Presto Industries, Inc.#	3,647	461,491
Teledyne Technologies, Inc.†	27,557	1,443,160

		4,955,438

Aerospace/Defense-Equipment - 0.8%

AAR Corp.†	29,674	809,804
Astronics Corp.†	7,218	155,620
Curtiss-Wright Corp.	34,877	1,286,961
Ducommun, Inc.#	8,092	181,018
GenCorp, Inc.†#	45,181	234,489
HEICO Corp.#	22,311	1,234,245
Kaman Corp.#	19,707	628,062
LMI Aerospace, Inc.†	6,817	122,433
Moog, Inc., Class A†	34,492	1,566,282
Orbital Sciences Corp.†	43,814	779,451
Triumph Group, Inc.	12,688	1,098,654

		8,097,019

Agricultural Operations - 0.1%

Alico, Inc.	2,756	73,061
Andersons, Inc.	13,993	672,224
Cadiz, Inc.†#	9,391	120,205
Griffin Land & Nurseries, Inc.#	1,844	60,834
Limoneira Co.	6,267	144,204
MGP Ingredients, Inc.	8,472	77,010
Tejon Ranch Co.†	10,116	266,152

		1,413,690

Airlines - 0.7%

AirTran Holdings, Inc.†	102,835	750,695
Alaska Air Group, Inc.†	27,196	1,616,802
Allegiant Travel Co.	11,554	476,834
Hawaiian Holdings, Inc.†#	39,979	265,461
JetBlue Airways Corp.†#	185,530	1,057,521
Pinnacle Airlines Corp.†	14,344	86,781
Republic Airways Holdings, Inc.†	37,205	235,880
Skywest, Inc.	42,526	701,679
US Airways Group, Inc.†	122,628	1,055,827

		6,247,480

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†#	42,718	599,761
Darling International, Inc.†	81,167	1,127,410
Rentech, Inc.†	166,545	213,177

		1,940,348

Apparel Manufacturers - 0.7%

American Apparel, Inc.†#	25,493	29,062
Carter’s, Inc.†	45,166	1,294,457
Columbia Sportswear Co.	8,683	545,205
Delta Apparel, Inc.†	4,617	60,621
G-III Apparel Group, Ltd.†#	11,903	468,026
Joe’s Jeans, Inc.†#	32,787	36,066
Jones Group, Inc.	66,242	881,019
Maidenform Brands, Inc.†	17,422	472,833
Oxford Industries, Inc.#	10,698	258,036
Quiksilver, Inc.†	98,542	424,716
True Religion Apparel, Inc.†#	19,318	459,189
Under Armour, Inc., Class A†	26,748	1,771,520
Volcom, Inc.#	14,909	266,871

		6,967,621

Applications Software - 0.5%

Actuate Corp.†	35,022	167,055
Deltek, Inc.†	15,246	111,143
Ebix, Inc.†	23,003	605,899
EPIQ Systems, Inc.#	25,288	349,227
NetSuite, Inc.†	14,134	424,162
PDF Solutions, Inc.†	17,446	120,726
Progress Software Corp.†	51,017	1,497,859
Quest Software, Inc.†	45,578	1,221,035
RealPage, Inc.†	11,762	291,698

		4,788,804

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†#	20,230	202,502

Auction House/Art Dealers - 0.3%

Sotheby’s	50,968	2,508,645

Audio/Video Products - 0.2%

Audiovox Corp., Class A†	13,379	110,778
DTS, Inc.†	13,219	599,482
TiVo, Inc.†#	87,805	902,635
Universal Electronics, Inc.†	10,546	287,379

		1,900,274

Auto Repair Centers - 0.1%

Midas, Inc.†#	11,003	85,053
Monro Muffler Brake, Inc.	22,639	739,843

		824,896

Auto-Heavy Duty Trucks - 0.0%

Force Protection, Inc.†	54,274	273,541

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	51,939	541,204

Auto/Truck Parts & Equipment-Original - 0.9%

American Axle & Manufacturing Holdings, Inc.†	45,624	609,993
Amerigon, Inc.†#	16,688	227,624
ArvinMeritor, Inc.†#	71,527	1,281,764
Dana Holding Corp.†	106,428	2,009,361
Fuel Systems Solutions, Inc.†	12,267	357,215
Miller Industries, Inc.	7,811	129,819
Modine Manufacturing Co.†	35,170	520,516
Spartan Motors, Inc.#	25,401	161,296
Superior Industries International, Inc.	17,857	354,997
Tenneco, Inc.†	45,418	1,811,270
Titan International, Inc.	26,834	644,553

Tower International, Inc.†	5,061	87,555

		8,195,963

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	18,912	298,053
Dorman Products, Inc.†#	8,746	303,224
Douglas Dynamics, Inc.	8,311	132,976
Exide Technologies†	57,466	683,846
Standard Motor Products, Inc.	15,148	176,171

		1,594,270

B2B/E-Commerce - 0.0%

ePlus, Inc.†#	2,956	84,010
Global Sources, Ltd.†	13,436	154,514
SPS Commerce, Inc.†	3,639	56,404

		294,928

Banks-Commercial - 5.3%

1st Source Corp.#	11,798	230,887
1st United Bancorp, Inc.†	16,919	108,620
Alliance Financial Corp.	3,601	114,260
American National Bankshares, Inc.	4,729	102,950
Ameris Bancorp†	18,248	184,122
Ames National Corp.#	6,294	118,453
Arrow Financial Corp.#	7,509	188,025
Bancfirst Corp.#	5,416	227,689
Banco Latinoamericano de Comercio Exterior SA, Class E	21,281	357,521
Bancorp Rhode Island, Inc.	2,850	89,804
Bank of Marin Bancorp	4,057	147,066
Bank of the Ozarks, Inc.	9,933	427,616
Bridge Bancorp, Inc.	4,859	107,530
Bryn Mawr Bank Corp.	7,468	156,455
Camden National Corp.#	5,914	198,947
Capital City Bank Group, Inc.	9,171	115,279
Cardinal Financial Corp.	22,185	246,919
Cass Information Systems, Inc.	6,493	253,552
Cathay General Bancorp Class B	59,702	1,057,919
Center Financial Corp.†	27,423	218,561
Centerstate Banks, Inc.	19,825	143,731
Century Bancorp, Inc. Class A	2,617	70,764
Chemical Financial Corp.#	18,581	373,850
Citizens & Northern Corp.	9,361	147,061
Citizens Republic Bancorp, Inc.†	304,596	256,135
City Holding Co.#	11,990	410,657
CNB Financial Corp.	9,403	132,958
CoBiz Financial, Inc.#	24,931	162,550
Columbia Banking System, Inc.#	29,863	592,482
Community Bank System, Inc.#	25,181	633,554
Community Trust Bancorp, Inc.#	10,561	302,150
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.#	68,283	570,846
Eagle Bancorp, Inc.†	12,692	187,842
Encore Bancshares, Inc.†	6,198	75,926
Enterprise Financial Services Corp.	11,472	151,660
F.N.B. Corp.#	91,697	919,721
Financial Institutions, Inc.#	8,437	162,750
First Bancorp#	11,559	170,380
First BanCorp†#	16,429	76,231
First Bancorp, Inc.#	6,748	98,588
First Busey Corp.	48,140	244,070
First Commonwealth Financial Corp.#	79,681	521,911
First Community Bancshares, Inc.#	12,182	149,960
First Financial Bancorp	43,992	744,785
First Financial Bankshares, Inc.#	15,829	794,616
First Financial Corp.#	8,567	277,656
First Interstate BancSystem, Inc.	9,581	136,865
First Merchants Corp.#	19,711	175,231
First Midwest Bancorp, Inc.	56,304	679,589
First of Long Island Corp.#	5,363	144,801
First South Bancorp, Inc.	6,381	34,457
FirstMerit Corp.	81,942	1,397,111
German American Bancorp, Inc.	9,695	167,530
Glacier Bancorp, Inc.#	54,683	854,695
Great Southern Bancorp, Inc.#	7,821	167,604
Green Bankshares, Inc.†#	9,129	31,312
Hancock Holding Co.#	22,179	768,946
Hanmi Financial Corp.†	79,058	98,823
Heartland Financial USA, Inc.	10,094	171,295
Heritage Financial Corp.†	10,655	159,399
Home Bancshares, Inc.#	16,959	382,086
Hudson Valley Holding Corp.	10,117	215,694
IBERIABANK Corp.#	20,342	1,165,393
Independent Bank Corp.#	16,111	438,058
International Bancshares Corp.	40,348	770,243
Lakeland Bancorp, Inc.#	16,663	160,465
Lakeland Financial Corp.#	12,441	278,927
MainSource Financial Group, Inc.#	15,552	154,587
MB Financial, Inc.#	40,257	828,086
Merchants Bancshares, Inc.#	3,699	94,325
Metro Bancorp, Inc.†	10,432	127,896
MidSouth Bancorp, Inc.	5,783	82,061
MidWestOne Financial Group, Inc.	5,328	77,256
Nara Bancorp., Inc.†	29,315	307,221
National Bankshares, Inc.	5,355	155,295
National Penn Bancshares, Inc.	95,805	760,692
NBT Bancorp, Inc.#	26,204	583,039
Old National Bancorp	71,136	796,723
OmniAmerican Bancorp, Inc.†	9,193	144,054
Oriental Financial Group, Inc.	35,213	421,500
Orrstown Financial Services, Inc.	5,183	142,533
Pacific Continental Corp.	14,206	143,054
PacWest Bancorp.#	23,351	483,599
Park National Corp.#	9,489	624,661
Peapack Gladstone Financial Corp.	6,783	90,553
Penns Woods Bancorp, Inc.	2,962	115,607
Peoples Bancorp, Inc.#	8,120	109,701
Pinnacle Financial Partners, Inc.†#	25,763	410,920
Porter Bancorp, Inc.	3,064	25,799
PrivateBancorp, Inc.#	39,548	566,327
Prosperity Bancshares, Inc.	35,440	1,446,661
Renasant Corp.#	19,340	310,794
Republic Bancorp, Inc., Class A	7,556	129,510
S&T Bancorp, Inc.#	18,815	419,574
S.Y. Bancorp, Inc.	9,145	226,796
Sandy Spring Bancorp, Inc.#	18,524	353,623
SCBT Financial Corp.#	9,858	319,301
Sierra Bancorp	8,819	95,598

Signature Bank†	31,096	1,613,571
Simmons First National Corp., Class A#	13,273	381,997
Southside Bancshares, Inc.#	12,198	278,236
Southwest Bancorp, Inc.†#	14,972	213,052
State Bancorp, Inc.	12,838	135,056
StellarOne Corp.	17,638	259,808
Sterling Bancorp	20,730	208,129
Sterling Bancshares, Inc.	69,696	630,749
Suffolk Bancorp#	7,454	153,478
Susquehanna Bancshares, Inc.#	98,578	942,406
SVB Financial Group†	31,736	1,719,456
Taylor Capital Group, Inc.†#	7,396	78,841
Texas Capital Bancshares, Inc.†	27,777	701,091
The Bancorp, Inc.†	17,409	147,628
Tompkins Financial Corp.#	6,106	250,346
Tower Bancorp, Inc.	7,372	169,040
Towne Bank#	18,147	270,209
TriCo Bancshares#	10,779	174,943
Trustco Bank Corp.	59,371	358,007
Trustmark Corp.#	48,562	1,138,779
UMB Financial Corp.#	24,127	962,185
Umpqua Holdings Corp.	87,062	995,989
Union First Market Bankshares Corp.	13,776	158,562
United Bankshares, Inc.#	29,512	845,224
United Community Banks, Inc.†#	72,772	99,698
Univest Corp. of Pennsylvania#	12,813	231,147
Virginia Commerce Bancorp, Inc.†	16,603	97,958
Washington Banking Co.	11,819	166,648
Washington Trust Bancorp, Inc.#	10,901	250,505
Webster Financial Corp.	53,869	1,248,683
WesBanco, Inc.	17,811	371,181
West Bancorporation, Inc.#	12,043	91,647
West Coast Bancorp.†	72,385	243,937
Westamerica Bancorporation#	22,305	1,150,492
Western Alliance Bancorp†	50,593	410,309
Whitney Holding Corp.	73,349	1,040,089
Wilshire Bancorp, Inc.#	15,053	99,500
Wintrust Financial Corp.	26,132	877,513

		51,136,968

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.#	57,792	409,745

Batteries/Battery Systems - 0.2%

A123 Systems, Inc.†#	55,222	523,505
Advanced Battery Technologies, Inc.†#	50,805	197,123
Ener1, Inc.†	49,690	183,356
EnerSys†	36,711	1,303,241

		2,207,225

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co. Consolidated#	3,248	187,410
National Beverage Corp.	8,588	108,982
Primo Water Corp.†	7,312	93,447

		389,839

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	6,571	609,920

Broadcast Services/Program - 0.1%

CKX, Inc.†	42,910	151,472
Crown Media Holdings, Inc., Class A†#	19,364	47,055
DG FastChannel, Inc.†	19,048	630,679
Fisher Communications, Inc.†#	5,032	134,656
Nexstar Broadcasting Group, Inc. Class A†	8,256	57,627
Outdoor Channel Holdings, Inc.†#	9,076	71,065
World Wrestling Entertainment, Inc.#	18,621	240,397

		1,332,951

Building & Construction Products-Misc. - 0.5%

Broadwind Energy, Inc.†	71,487	114,379
Builders FirstSource, Inc.†	35,024	83,707
Drew Industries, Inc.	14,704	340,104
Gibraltar Industries, Inc.†#	23,369	253,086
Interline Brands, Inc.†	25,072	549,328
Louisiana-Pacific Corp.†#	96,421	995,065
NCI Building Systems, Inc.†	14,883	210,297
Quanex Building Products Corp.	28,765	543,371
Simpson Manufacturing Co., Inc.	29,924	865,701
Trex Co., Inc.†	11,937	357,513

		4,312,551

Building & Construction-Misc. - 0.3%

Dycom Industries, Inc.†	27,133	468,316
Insituform Technologies, Inc., Class A†#	29,834	770,910
Layne Christensen Co.†	14,900	497,213
MasTec, Inc.†#	40,300	750,386
MYR Group, Inc.†	15,359	346,499

		2,833,324

Building Products-Air & Heating - 0.1%

AAON, Inc.#	9,547	293,093
American DG Energy, Inc.†#	14,529	32,981
Comfort Systems USA, Inc.	29,362	389,633

		715,707

Building Products-Cement - 0.1%

Texas Industries, Inc.#	15,806	644,569

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	21,686	296,447
PGT, Inc.†	14,833	35,451

		331,898

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.#	14,616	113,128

Building Products-Wood - 0.1%

Universal Forest Products, Inc.	14,724	502,088

Building-Heavy Construction - 0.2%

Granite Construction, Inc.#	26,522	755,877
Orion Marine Group, Inc.†#	20,755	256,324
Sterling Construction Co., Inc.†#	12,433	162,872
Tutor Perini Corp.	20,280	483,070

		1,658,143

Building-Maintance & Services - 0.2%

ABM Industries, Inc.#	39,512	1,052,205
Rollins, Inc.	48,949	960,379

		2,012,584

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†#	5,053	206,264

Skyline Corp.#	5,294	106,356
Winnebago Industries, Inc.†#	22,465	324,844

		637,464

Building-Residential/Commercial - 0.2%
Beazer Homes USA, Inc.†#	57,684	268,231
Brookfield Homes Corp.†#	7,354	107,148
Hovnanian Enterprises, Inc., Class A†#	47,526	193,906
M/I Homes, Inc.†	14,306	190,985
Meritage Homes Corp.†#	24,389	629,480
Ryland Group, Inc.	33,490	581,386
Standard Pacific Corp.†#	82,568	330,272

		2,301,408

Cable/Satellite TV - 0.0%
LodgeNet Interactive Corp.†#	19,348	68,879
Mediacom Communications Corp., Class A†#	30,883	272,388

		341,267

Casino Hotels - 0.1%
Ameristar Casinos, Inc.	20,426	342,136
Boyd Gaming Corp.†#	41,012	438,418
Monarch Casino & Resort, Inc.†	6,824	71,311

		851,865

Casino Services - 0.1%

Scientific Games Corp., Class A†	49,439	442,973
Shuffle Master, Inc.†	40,687	382,865

		825,838

Chemicals-Diversified - 0.8%

Aceto Corp.	19,626	155,634
Codexis, Inc.†#	9,200	98,072
Georgia Gulf Corp.†	25,637	818,333
Innophos Holdings, Inc.#	16,283	697,401
Olin Corp.	59,971	1,116,060
Rockwood Holdings, Inc.†	39,621	1,844,358
Solutia, Inc.†	92,271	2,141,610
Westlake Chemical Corp.#	14,940	714,281

		7,585,749

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†	21,446	313,541

Chemicals-Other - 0.0%

American Vanguard Corp.#	15,706	129,260

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	23,943	532,971
Landec Corp.†#	20,399	125,454
PolyOne Corp.	70,529	978,943
Spartech Corp.†	23,865	202,375

		1,839,743

Chemicals-Specialty - 1.2%

Arch Chemicals, Inc.	17,193	618,088
Balchem Corp.	21,433	771,588
Ferro Corp.†	65,487	1,042,553
H.B. Fuller Co.	37,173	801,078
Hawkins, Inc.	6,694	256,179
KMG Chemicals, Inc.	4,724	88,669
Kraton Performance Polymers, Inc.†	8,674	297,518
Minerals Technologies, Inc.	14,285	926,811
NewMarket Corp.	7,253	929,182
OM Group, Inc.†	23,472	825,980
Omnova Solutions, Inc.†	34,476	242,711
Quaker Chemical Corp.	8,613	333,582
Sensient Technologies Corp.	37,649	1,256,724
Stepan Co.	5,928	416,086
WR Grace & Co.†	55,268	2,102,395
Zep, Inc.	16,754	262,870

		11,172,014

Circuit Boards - 0.2%

DDi Corp.	10,213	105,909
Multi-Fineline Electronix, Inc.†	7,560	216,367
Park Electrochemical Corp.	15,646	497,543
TTM Technologies, Inc.†#	60,833	1,067,011
UQM Technologies, Inc.†#	27,840	85,190

		1,972,020

Coal - 0.4%

Cloud Peak Energy, Inc.†	23,951	490,995
Hallador Energy Co.#	2,939	29,625
International Coal Group, Inc.†#	99,779	984,819
James River Coal Co.†#	21,140	443,940
L&L Energy, Inc.†#	14,451	108,527
Patriot Coal Corp.†	59,421	1,402,336

		3,460,242

Coffee - 0.1%

Farmer Brothers Co.#	5,217	68,499
Peet’s Coffee & Tea, Inc.†#	9,056	387,235

		455,734

Collectibles - 0.0%

RC2 Corp.†	16,614	360,690

Commercial Services - 1.0%

Acacia Research - Acacia Technologies†	25,677	752,850
Arbitron, Inc.#	20,240	805,754
CoStar Group, Inc.†#	15,733	891,589
CPI Corp.#	4,044	93,295
ExlService Holdings, Inc.†	11,732	260,685
Healthcare Services Group, Inc.	49,897	886,670
HMS Holdings Corp.†	20,648	1,560,163
Live Nation Entertainment, Inc.†	106,979	1,137,187
Mac-Gray Corp.	9,021	143,975
Medifast, Inc.†	10,426	241,258
National Research Corp.#	1,362	44,551
PHH Corp.†	42,145	1,040,138
Pre-Paid Legal Services, Inc.†	5,798	382,320
Providence Service Corp.†	9,982	163,805
Standard Parking Corp.†	11,978	217,520
Steiner Leisure, Ltd.†	11,279	531,918
Team, Inc.†	14,644	379,719
TeleTech Holdings, Inc.†	22,949	522,778

		10,056,175

Commercial Services-Finance - 0.5%

Advance America Cash Advance Centers, Inc.	42,461	228,440
Asset Acceptance Capital Corp.†	11,605	68,237

Cardtronics, Inc.†	20,813	394,406
CBIZ, Inc.†	26,968	190,933
Dollar Financial Corp.†	27,751	593,594
Euronet Worldwide, Inc.†	37,278	673,614
Global Cash Access Holdings, Inc.†	38,945	133,971
Heartland Payment Systems, Inc.#	28,766	563,238
MoneyGram International, Inc.†#	64,264	177,369
TNS, Inc.†	19,814	373,494
Wright Express Corp.†	29,486	1,503,786

		4,901,082

Communications Software - 0.1%
Digi International, Inc.†#	19,252	213,120
Seachange International, Inc.†	21,502	202,979
Smith Micro Software, Inc.†#	23,509	220,279
SolarWinds, Inc.†	26,568	596,451

		1,232,829

Computer Aided Design - 0.3%
Aspen Technology, Inc.†	47,311	720,546
Parametric Technology Corp.†	88,274	2,092,094

		2,812,640

Computer Data Security - 0.1%

Fortinet, Inc.†	31,849	1,300,713

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	17,197	230,096
Trident Microsystems, Inc.†	54,821	74,008

		304,104

Computer Services - 0.7%

CACI International, Inc., Class A†	22,998	1,364,241
CIBER, Inc.†	48,120	224,720
Computer Task Group, Inc.†#	11,426	134,027
iGate Corp.	17,989	325,601
Insight Enterprises, Inc.†	35,134	642,601
Keyw Holding Corp.†#	8,008	114,114
LivePerson, Inc.†#	34,385	344,882
Manhattan Associates, Inc.†	17,260	555,772
SRA International, Inc., Class A†	32,646	888,951
Stream Global Services, Inc.†	3,482	10,968
SYKES Enterprises, Inc.†	31,387	583,798
Syntel, Inc.	10,008	526,921
Tier Technologies, Inc.†#	9,754	61,158
Unisys Corp.†	32,371	1,202,906
Virtusa Corp.†	10,450	176,501

		7,157,161

Computer Software - 0.2%

Accelrys, Inc.†#	42,469	367,781
Avid Technology, Inc.†#	22,441	495,048
Blackbaud, Inc.#	34,094	907,241
Convio, Inc.†	4,561	46,659
DynaVox, Inc., Class A†#	7,234	42,247
Envestnet, Inc.†	5,942	74,572
Global Defense Technology & Systems, Inc.†	3,685	60,250
Guidance Software, Inc.†#	10,272	78,581
SS&C Technologies Holdings, Inc.†	10,232	200,445

		2,272,824

Computers - 0.0%

Silicon Graphics International Corp.†	23,690	367,432

Computers-Integrated Systems - 1.2%

3D Systems Corp.†	13,841	677,517
Agilysys, Inc.†#	13,699	68,769
Cray, Inc.†#	27,408	202,271
Echelon Corp.†#	25,475	223,161
Integral Systems, Inc.†#	13,521	165,497
Jack Henry & Associates, Inc.	64,885	2,070,480
Maxwell Technologies, Inc.†	20,403	369,498
Mercury Computer Systems, Inc.†	22,248	422,267
MTS Systems Corp.	11,635	538,817
NCI, Inc., Class A†	5,101	116,813
Netscout Systems, Inc.†	23,253	581,093
Radiant Systems, Inc.†	25,122	430,842
Radisys Corp.†#	18,586	154,821
Riverbed Technology, Inc.†	101,772	4,202,166
Stratasys, Inc.†	15,594	707,656
Super Micro Computer, Inc.†	18,865	282,032
Wave Systems Corp., Class A†	61,846	243,673

		11,457,373

Computers-Memory Devices - 0.2%

Hutchinson Technology, Inc.†	18,043	56,655
Imation Corp.†	22,994	263,971
Quantum Corp.†	171,377	443,867
Smart Modular Technologies WWH, Inc.†#	40,584	281,247
Spansion, Inc., Class A†	10,552	222,331
STEC, Inc.†#	30,968	632,676
Xyratex, Ltd.†	22,916	291,262

		2,192,009

Computers-Periphery Equipment - 0.2%

Electronics for Imaging, Inc.†	34,434	531,317
Immersion Corp.†	21,698	154,056
Rimage Corp.†	7,335	110,098
Synaptics, Inc.†	25,747	759,536

		1,555,007

Consulting Services - 0.5%

Accretive Health, Inc.†#	8,976	182,482
Advisory Board Co.†	11,757	601,488
Corporate Executive Board Co.#	26,053	1,043,944
CRA International, Inc.†	8,527	221,190
Forrester Research, Inc.	11,087	401,128
Franklin Covey Co.†#	10,128	82,341
Hackett Group, Inc.†#	22,031	79,532
Hill International, Inc.†	18,906	100,202
Huron Consulting Group, Inc.†#	17,004	473,051
ICF International, Inc.†	13,211	299,493
LECG Corp.†#	19,892	2,586
MAXIMUS, Inc.	13,277	982,498
Navigant Consulting, Inc.†	39,080	366,961
PDI, Inc.†	6,852	59,407

		4,896,303

Consumer-Products-Misc. - 0.4%
American Greetings Corp., Class A#	30,050	650,582
Blyth, Inc.#	4,084	140,367
Central Garden and Pet Co., Class A†	40,335	371,485
CSS Industries, Inc.	5,749	100,608
Helen of Troy, Ltd.†	23,306	650,937
Kid Brands, Inc.†	9,700	90,792
Oil-Dri Corp. of America	3,971	80,651
Prestige Brands Holdings, Inc.†	32,303	355,979
Spectrum Brands Holdings, Inc.†	13,836	397,093
Summer Infant, Inc.†	8,322	61,167
WD-40 Co.	12,610	512,723

		3,412,384

Containers-Metal/Glass - 0.2%

Silgan Holdings, Inc.#	41,043	1,497,249

Containers-Paper/Plastic - 0.3%

AEP Industries, Inc.†	3,133	87,975
Graham Packaging Co., Inc.†	13,238	224,914
Graphic Packaging Holding Co.†	86,691	450,793
Rock-Tenn Co., Class A#	29,607	2,032,520

		2,796,202

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†	18,467	537,205
Inter Parfums, Inc.	11,043	199,547
Revlon, Inc., Class A†	8,256	123,345

		860,097

Data Processing/Management - 0.4%

Acxiom Corp.†	51,981	890,954
CommVault Systems, Inc.†	32,823	1,199,024
CSG Systems International, Inc.†	25,889	506,130
Fair Isaac Corp.#	31,720	886,574
FalconStor Software, Inc.†#	22,762	110,851
Pegasystems, Inc.#	12,302	495,525
Schawk, Inc.	8,571	154,878

		4,243,936

Decision Support Software - 0.1%

DemandTec, Inc.†	14,760	192,028
Interactive Intelligence, Inc.†	10,077	346,749
QAD, Inc.†#	3,953	35,933

		574,710

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	45,049	939,272
Sirona Dental Systems, Inc.†	25,452	1,284,308

		2,223,580

Diagnostic Equipment - 0.3%

Affymetrix, Inc.†#	54,709	268,621
Cepheid, Inc.†#	45,177	1,197,642
Hansen Medical, Inc.†	32,816	68,585
Immucor, Inc.†	53,150	1,034,831

		2,569,679

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	30,881	666,103
OraSure Technologies, Inc.†#	35,679	247,255
Quidel Corp.†#	19,130	251,751

		1,165,109

Direct Marketing - 0.1%

APAC Customer Services, Inc.†	24,569	143,974
Harte-Hanks, Inc.	29,920	379,685

		523,659

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	9,030	379,170
Medical Action Industries, Inc.†	11,065	91,397
Merit Medical Systems, Inc.†	21,770	371,832
Rochester Medical Corp.†	8,364	88,407

		930,806

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†	34,632	734,545
BlueLinx Holdings, Inc.†#	8,454	32,717
Brightpoint, Inc.†	53,550	674,730
Chindex International, Inc.†#	10,585	188,942
Core-Mark Holding Co., Inc.†#	8,265	280,597
Houston Wire & Cable Co.#	13,696	183,526
MWI Veterinary Supply, Inc.†	9,337	646,307
Owens & Minor, Inc.	47,988	1,497,225
Pool Corp.	37,672	940,293
Rentrak Corp.†	7,227	191,010
Scansource, Inc.†	20,428	746,235
School Specialty, Inc.†#	14,565	223,573
Titan Machinery, Inc.†	10,054	258,689
United Stationers, Inc.	18,402	1,240,663
Watsco, Inc.	21,167	1,366,965

		9,206,017

Diversified Manufacturing Operations - 1.5%

A.O. Smith Corp.	27,640	1,116,656
Actuant Corp., Class A	51,633	1,461,214
Acuity Brands, Inc.	33,071	1,869,173
Ameron International Corp.	7,004	494,903
AZZ, Inc.#	9,446	402,966
Barnes Group, Inc.#	37,300	793,744
Blount International, Inc.†	36,367	552,778
Brink’s Co.	36,411	1,124,008
Colfax Corp.†	18,571	411,905
EnPro Industries, Inc.†#	15,627	620,079
ESCO Technologies, Inc.	20,111	770,050
Fabrinet†	7,538	220,336
Federal Signal Corp.	48,076	311,052
GP Strategies Corp.†#	11,342	131,340
Griffon Corp.†	34,049	410,631
Koppers Holdings, Inc.	15,618	631,123
LSB Industries, Inc.†	13,216	400,180
Lydall, Inc.†	13,173	117,767
Matthews International Corp., Class A	22,953	852,704
Park-Ohio Holdings Corp.†	6,047	133,518
Raven Industries, Inc.	12,340	669,568
Standex International Corp.	9,636	330,226
Tredegar Corp.#	18,937	369,650

		14,195,571

Diversified Minerals - 0.1%

AMCOL International Corp.#	18,125	565,681

General Moly, Inc.†	53,295	279,266
United States Lime & Minerals, Inc.†#	2,006	80,922

		925,869

Diversified Operations - 0.1%

Compass Diversified Holdings	27,740	449,665
Harbinger Group, Inc.†	7,000	38,010
Primoris Services Corp.	16,891	144,418

		632,093

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	17,358	1,135,907
Viad Corp.	15,866	363,649

		1,499,556

Drug Delivery Systems - 0.2%

Alkermes, Inc.†	72,139	1,033,752
Antares Pharma, Inc.†	54,399	84,862
Depomed, Inc.†#	40,448	339,359
Nektar Therapeutics†#	86,311	827,723

		2,285,696

Drug Detection Systems - 0.0%

Caliper Life Sciences, Inc.†	34,632	231,688

E-Commerce/Products - 0.2%

1-800-FLOWERS.COM, Inc., Class A†#	20,086	55,036
Blue Nile, Inc.†#	9,594	548,585
Drugstore.com, Inc.†	71,661	142,605
Nutrisystem, Inc.#	20,452	270,580
Overstock.com, Inc.†#	11,349	173,072
Shutterfly, Inc.†	21,622	923,259
Stamps.com, Inc.	8,143	109,442
US Auto Parts Network, Inc.†	10,121	82,183
Vitacost.com, Inc.†#(1)(2)	11,092	63,224

		2,367,986

E-Commerce/Services - 0.2%

Ancestry.com, Inc.†	14,375	472,363
Move, Inc.†#	120,437	255,326
OpenTable, Inc.†	12,019	1,068,129
Orbitz Worldwide, Inc.†	15,233	53,772
United Online, Inc.	66,258	398,211

		2,247,801

E-Marketing/Info - 0.4%

comScore, Inc.†	17,235	474,480
Constant Contact, Inc.†#	21,684	627,318
Digital River, Inc.†	30,128	1,011,698
Liquidity Services, Inc.†	10,929	175,629
Mediamind Technologies, Inc.†	4,175	56,697
QuinStreet, Inc.†#	7,761	169,112
ReachLocal, Inc.†#	3,709	70,619
ValueClick, Inc.†	61,832	923,152

		3,508,705

E-Services/Consulting - 0.3%

GSI Commerce, Inc.†#	50,441	1,048,668
KeyNote 1Systems, Inc.	9,733	171,204
Perficient, Inc.†	16,392	203,753
Saba Software, Inc.†	21,627	152,903
Sapient Corp.†	78,364	928,613
Websense, Inc.†	30,876	661,364

		3,166,505

Educational Software - 0.1%

Blackboard, Inc.†#	25,959	908,824
Renaissance Learning, Inc.#	10,165	109,172
Rosetta Stone, Inc.†	8,085	120,952

		1,138,948

Electric Products-Misc. - 0.3%

GrafTech International, Ltd.†	91,543	1,831,775
Graham Corp.	7,607	161,497
Littelfuse, Inc.	16,664	880,359

		2,873,631

Electric-Distribution - 0.0%

EnerNOC, Inc.†#	14,974	288,699

Electric-Integrated - 1.6%

Allete, Inc.	23,652	894,046
Ameresco, Inc., Class A†	6,707	96,715
Avista Corp.	41,776	932,440
Black Hills Corp.#	29,777	917,727
Central Vermont Public Service Corp.	10,126	215,279
CH Energy Group, Inc.#	12,031	590,241
Cleco Corp.	46,123	1,492,079
El Paso Electric Co.†	33,265	934,747
Empire District Electric Co.#	30,545	660,688
IDACORP, Inc.	36,579	1,380,491
MGE Energy, Inc.#	17,581	720,294
NorthWestern Corp.	27,517	817,530
Otter Tail Corp.#	27,330	615,472
Pike Electric Corp.†	12,663	123,084
PNM Resources, Inc.	65,908	877,236
Portland General Electric Co.	57,270	1,341,263
UIL Holdings Corp.	38,346	1,178,756
Unisource Energy Corp.	27,437	1,000,353
Unitil Corp.#	8,387	191,307

		14,979,748

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	8,054	176,383
Benchmark Electronics, Inc.†	47,932	903,998
CTS Corp.	26,244	311,254
Daktronics, Inc.#	26,132	299,211
LaBarge, Inc.†	9,605	150,606
Methode Electronics, Inc.	28,755	336,434
Microvision, Inc.†#	73,573	122,867
NVE Corp.†	3,631	215,137
OSI Systems, Inc.†	12,320	463,478
Plexus Corp.†	30,691	964,618
Pulse Electronics Corp.	31,852	192,386
Rogers Corp.†	11,990	565,448
Sanmina-SCI Corp.†	60,449	944,213
Stoneridge, Inc.†	11,813	178,140
Viasystems Group, Inc.†#	3,317	78,746

		5,902,919

Electronic Components-Semiconductors - 1.6%

Advanced Analogic Technologies, Inc.†	33,212	140,487
Alpha & Omega Semiconductor, Ltd.†	3,923	51,234
Amkor Technology, Inc.†#	79,771	587,912

Applied Micro Circuits Corp.†	49,772	522,606
AXT, Inc.†	23,941	177,642
Cavium Networks, Inc.†	33,731	1,456,505
Ceva, Inc.†	16,203	369,429
Conexant Systems, Inc.†#	62,703	147,979
Diodes, Inc.†	25,781	746,618
DSP Group, Inc.†	17,877	141,050
Entropic Communications, Inc.†#	49,437	457,787
GSI Technology, Inc.†	14,892	140,134
GT Solar International, Inc.†#	41,225	440,695
Ikanos Communications, Inc.†	28,273	35,624
Inphi Corp.†	5,188	124,460
Integrated Silicon Solution, Inc.†	20,008	195,678
IXYS Corp.†#	18,559	230,503
Kopin Corp.†#	51,439	225,817
Lattice Semiconductor Corp.†	88,159	585,376
Microsemi Corp.†	63,108	1,390,269
Mindspeed Technologies, Inc.†#	24,662	190,884
MIPS Technologies, Inc.†	38,104	463,726
Monolithic Power Systems, Inc.†#	24,576	379,699
MoSys, Inc.†	24,391	137,565
Netlogic Microsystems, Inc.†	47,611	1,970,619
OmniVision Technologies, Inc.†	42,315	1,295,685
PLX Technology, Inc.†	28,609	107,570
Richardson Electronics, Ltd.	11,172	145,236
Rubicon Technology, Inc.†#	12,244	279,408
Semtech Corp.†	47,196	1,117,601
Silicon Image, Inc.†	58,266	468,459
Supertex, Inc.†	7,583	173,347
Volterra Semiconductor Corp.†#	18,840	475,333
Zoran Corp.†#	39,579	443,681

		15,816,618

Electronic Design Automation - 0.2%

Magma Design Automation, Inc.†	50,227	334,009
Mentor Graphics Corp.†	81,131	1,289,983

		1,623,992

Electronic Measurement Instruments - 0.2%

Analogic Corp.	9,806	531,485
Badger Meter, Inc.	11,405	448,331
FARO Technologies, Inc.†	12,461	444,235
Measurement Specialties, Inc.†	11,210	346,837
Zygo Corp.†	13,486	195,277

		1,966,165

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	6,834	642,396
Taser International, Inc.†	48,329	182,684

		825,080

Energy-Alternate Sources - 0.2%

Amyris, Inc.†#	4,650	151,078
Clean Energy Fuels Corp.†#	34,807	488,690
Comverge, Inc.†	19,417	98,833
FuelCell Energy, Inc.†#	82,965	145,189
Green Plains Renewable Energy, Inc.†#	14,121	172,700
Headwaters, Inc.†#	46,623	236,379
Hoku Corp.†#	13,218	25,775
REX American Resources Corp.†#	5,602	82,181
Syntroleum Corp.†#	53,521	86,169

		1,486,994

Engineering/R&D Services - 0.3%

Argan, Inc.†#	5,972	53,748
EMCOR Group, Inc.†	50,429	1,606,668
Exponent, Inc.†	10,537	414,631
Michael Baker Corp.†	6,108	192,219
Mistras Group, Inc.†	11,141	168,117
VSE Corp.	3,199	86,725

		2,522,108

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	38,069	766,329

Enterprise Software/Service - 1.4%

Advent Software, Inc.†	23,992	695,768
American Software, Inc., Class A#	17,041	114,515
Ariba, Inc.†	68,339	2,115,092
CDC Corp., Class A†	22,868	67,461
Concur Technologies, Inc.†	30,601	1,592,170
Epicor Software Corp.†	37,783	389,165
JDA Software Group, Inc.†	33,281	981,789
Lawson Software, Inc.†	105,494	1,069,709
ManTech International Corp., Class A†#	16,886	729,475
MedAssets, Inc.†#	32,735	463,855
MicroStrategy, Inc., Class A†	6,349	754,579
Omnicell, Inc.†	25,121	337,626
Opnet Technologies, Inc.	10,261	349,695
PROS Holdings, Inc.†#	14,951	171,189
QLIK Technologies, Inc.†	10,316	269,866
RightNow Technologies, Inc.†#	16,469	439,558
SYNNEX Corp.†#	17,070	602,230
Taleo Corp., Class A†	30,227	976,030
Tyler Technologies, Inc.†#	21,689	479,761
Ultimate Software Group†#	18,953	1,012,848

		13,612,381

Entertainment Software - 0.1%

Take-Two Interactive Software, Inc.†#	53,542	860,420
THQ, Inc.†#	52,187	300,597

		1,161,017

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	46,923	1,102,691

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	20,190	729,465

Female Health Care Products - 0.0%

Female Health Co.#	13,773	70,242

Filtration/Separation Products - 0.3%

CLARCOR, Inc.	38,352	1,577,801
PMFG, Inc.†	13,403	248,760
Polypore International, Inc.†	16,546	966,948

		2,793,509

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†	4,338	306,263

Finance-Commercial - 0.0%

NewStar Financial, Inc.†	21,560	228,320

Finance-Consumer Loans - 0.4%

ASTA Funding, Inc.	8,162	70,601

Encore Capital Group, Inc.†	10,762	293,049
First Marblehead Corp.†	42,759	99,629
Nelnet, Inc., Class A	20,063	448,007
Ocwen Financial Corp.†	56,437	597,103
Portfolio Recovery Associates, Inc.†	12,901	1,075,298
Student Loan Corp.†(1)(2)	3,089	7,723
World Acceptance Corp.†	12,479	746,369

		3,337,779

Finance-Credit Card - 0.0%

CompuCredit Holdings Corp.†#	8,873	59,094

Finance-Investment Banker/Broker - 0.9%

Cowen Group, Inc., Class A†	27,964	119,686
Diamond Hill Investment Group, Inc.#	1,862	138,682
Duff & Phelps Corp., Class A#	21,061	331,711
Evercore Partners, Inc., Class A#	11,900	410,312
FBR Capital Markets Corp.†	40,600	151,032
GFI Group, Inc.	51,268	256,340
Gleacher & Co., Inc.†#	60,105	115,402
International Assets Holding Corp.	9,826	237,887
Investment Technology Group, Inc.†	33,131	634,459
JMP Group, Inc.#	11,518	98,364
KBW, Inc.	26,955	689,778
Knight Capital Group, Inc., Class A†	71,871	1,006,913
LaBranche & Co., Inc.†#	28,705	120,561
Ladenburg Thalmann Financial Services, Inc.†	70,434	73,956
MF Global Holdings, Ltd.†#	88,060	763,480
Oppenheimer Holdings, Inc., Class A#	7,759	254,650
optionsXpress Holdings, Inc.	32,137	520,941
Penson Worldwide, Inc.†#	15,786	103,872
Piper Jaffray Cos., Inc.†#	11,799	485,529
Rodman & Renshaw Capital Group, Inc.†#	12,312	27,333
Sanders Morris Harris Group, Inc.#	16,053	112,852
Stifel Financial Corp.†#	25,945	1,861,294
SWS Group, Inc.	22,078	119,000
TradeStation Group, Inc.†#	31,550	212,331

		8,846,365

Finance-Leasing Companies - 0.0%

California First National Bancorp#	1,453	21,214
Marlin Business Services Corp.†	6,616	73,437
SeaCube Container Leasing, Ltd.	8,335	125,192

		219,843

Finance-Mortgage Loan/Banker - 0.0%

Doral Financial Corp.†	17,210	22,717
Federal Agricultural Mtg. Corp., Class C#	7,451	148,499

		171,216

Finance-Other Services - 0.1%

BGC Parnters, Inc., Class A#	44,041	421,032
Higher One Holdings, Inc.†#	7,981	149,963
MarketAxess Holdings, Inc.	21,017	449,554
Netspend Holdings, Inc.†#	23,149	303,483

		1,324,032

Financial Guarantee Insurance - 0.3%

MGIC Investment Corp.†	152,407	1,309,176
PMI Group, Inc.†	110,385	326,740
Primus Guaranty, Ltd.†	12,530	63,276
Radian Group, Inc.	101,119	713,900

		2,413,092

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†#	46,146	184,122
Sturm Ruger & Co., Inc.	14,761	266,584

		450,706

Food-Canned - 0.2%

Seneca Foods Corp., Class A†#	6,478	182,226
TreeHouse Foods, Inc.†#	26,437	1,379,218

		1,561,444

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.	18,289	523,065

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†#	3,744	34,445

Food-Misc. - 0.7%

B&G Foods, Inc.	36,201	543,015
Bridgford Foods Corp.	1,376	15,686
Cal-Maine Foods, Inc.#	10,874	313,932
Chiquita Brands International, Inc.†#	34,118	586,488
Diamond Foods, Inc.	16,585	845,006
Dole Food Co., Inc.†#	27,733	409,062
Hain Celestial Group, Inc.†#	32,710	975,412
J&J Snack Foods Corp.	10,801	474,920
John B. Sanfilippo & Son, Inc.†	6,101	73,517
Lancaster Colony Corp.#	14,702	848,600
M&F Worldwide Corp.†#	8,197	203,368
Seaboard Corp.	251	582,370
Senomyx, Inc.†#	29,813	216,144
Smart Balance, Inc.†#	48,372	209,935
Snyders-Lance, Inc.	19,662	358,242

		6,655,697

Food-Retail - 0.3%

Arden Group, Inc., Class A#	925	71,965
Fresh Market, Inc.†	11,559	471,607
Ingles Markets, Inc., Class A#	9,693	186,396
Ruddick Corp.	33,352	1,224,019
Village Super Market Inc., Class A	4,761	143,021
Weis Markets, Inc.#	8,496	337,036
Winn-Dixie Stores, Inc.†	42,544	296,957

		2,731,001

Food-Wholesale/Distribution - 0.3%

Calavo Growers, Inc.	8,480	196,906
Fresh Del Monte Produce, Inc.#	30,185	862,687
Nash Finch Co.#	9,552	385,614
Spartan Stores, Inc.	17,391	262,083
United Natural Foods, Inc.†	36,483	1,548,703

		3,255,993

Footwear & Related Apparel - 0.9%

CROCS, Inc.†	65,235	1,151,398
Deckers Outdoor Corp.†	29,417	2,595,168
Iconix Brand Group, Inc.†	54,886	1,212,981
Lacrosse Footwear, Inc.	3,625	62,857

R.G. Barry Corp.#	6,521	70,818
Skechers U.S.A., Inc., Class A†	26,309	546,701
Steven Madden, Ltd.†	18,645	804,345
Timberland Co., Class A†	29,813	1,101,292
Weyco Group, Inc.#	5,485	139,758
Wolverine World Wide, Inc.	37,695	1,385,668

		9,070,986

Forestry - 0.1%

Deltic Timber Corp.#	8,165	496,187

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A#	62,858	478,978

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	14,286	132,145
Pinnacle Entertainment, Inc.†	46,035	604,440

		736,585

Gas-Distribution - 1.1%

Chesapeake Utilities Corp.	7,305	298,336
Laclede Group, Inc.	16,957	659,458
New Jersey Resources Corp.#	31,407	1,313,755
Nicor, Inc.#	34,429	1,815,785
Northwest Natural Gas Co.	20,171	948,037
Piedmont Natural Gas Co., Inc.#	54,557	1,598,520
South Jersey Industries, Inc.#	22,717	1,246,255
Southwest Gas Corp.	34,500	1,341,015
WGL Holdings, Inc.	38,518	1,463,684

		10,684,845

Gold Mining - 0.4%

Allied Nevada Gold Corp.†	56,935	1,727,408
Capital Gold Corp.†	47,286	257,236
Golden Star Resources, Ltd.†#	196,055	619,534
Jaguar Mining, Inc.†#	63,923	338,792
US Gold Corp.†#	75,602	548,870

		3,491,840

Golf - 0.0%

Callaway Golf Co.#	49,731	384,918

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	17,547	1,612,218
EnergySolutions, Inc.	68,351	452,484
US Ecology, Inc.	14,138	237,660

		2,302,362

Health Care Cost Containment - 0.1%

Corvel Corp.†	5,378	266,211
ExamWorks Group, Inc.†#	9,037	190,410
MedQuist, Inc.#	8,730	78,133
Transcend Services, Inc.†#	7,049	150,073

		684,827

Healthcare Safety Devices - 0.0%

Unilife Corp.†	37,362	176,349

Heart Monitors - 0.1%

HeartWare International, Inc.†	7,111	597,893

Home Furnishings - 0.2%

American Woodmark Corp.	6,980	139,251
Ethan Allen Interiors, Inc.	19,045	419,942
Furniture Brands International, Inc.†#	35,609	155,968
Hooker Furniture Corp.#	8,322	113,346
Kimball International, Inc., Class B#	24,195	173,236
La-Z-Boy, Inc.†	39,810	399,692
Sealy Corp.†	37,086	106,808
Select Comfort Corp.†	42,187	469,541

		1,977,784

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†	26,357	949,643
Marcus Corp.	15,730	204,805
Morgans Hotel Group Co.†#	16,702	148,481
Orient-Express Hotels, Ltd., Class A†#	77,838	982,315
Red Lion Hotels Corp.†	9,324	79,627

		2,364,871

Housewares - 0.0%

Libbey, Inc.†#	15,198	261,254
Lifetime Brands, Inc.†	7,146	85,823

		347,077

Human Resources - 0.8%

AMN Healthcare Services, Inc.†#	30,199	225,587
Barrett Business Services, Inc.#	5,986	87,336
CDI Corp.	9,687	144,143
Cross Country Healthcare, Inc.†#	23,949	199,256
Heidrick & Struggles International, Inc.	13,491	367,360
Hudson Highland Group, Inc.†#	24,830	166,609
Insperity, Inc.†	16,544	495,162
Kelly Services, Inc., Class A†	20,102	422,544
Kenexa Corp.†	17,450	404,665
Kforce, Inc.†	23,736	423,925
Korn/Ferry International†	34,976	799,551
On Assignment, Inc.†	28,127	295,334
Resources Connection, Inc.	35,225	679,490
SFN Group, Inc.†	40,096	554,528
SuccessFactors, Inc.†	47,841	1,717,970
Team Health Holdings, Inc.†	11,837	218,866
TrueBlue, Inc.†	33,509	541,170

		7,743,496

Identification Systems - 0.3%

Brady Corp., Class A	37,128	1,326,955
Checkpoint Systems, Inc.†	30,021	653,857
L-1 Identity Solutions, Inc.†#	58,389	695,413

		2,676,225

Independent Power Producers - 0.1%

Dynegy, Inc.†	79,187	458,493

Industrial Audio & Video Products - 0.0%

Ballantyne Strong, Inc.†	10,955	79,533
SRS Labs, Inc.†	9,094	82,210

		161,743

Industrial Automated/Robotic - 0.5%

Cognex Corp.	30,163	841,849
Gerber Scientific, Inc.†	19,430	160,298
Intermec, Inc.†	37,154	417,240
iRobot Corp.†	16,239	466,384
Nordson Corp.	25,941	2,825,234

		4,711,005

Instruments-Controls - 0.3%

Spectrum Control, Inc.†	9,828	137,690
Watts Water Technologies, Inc., Class A	22,287	871,645
Woodward Governor Co.	46,339	1,524,090
X-Rite, Inc.†#	25,793	119,937

		2,653,362

Instruments-Scientific - 0.3%

Dionex Corp.†	13,401	1,578,906
FEI Co.†	28,899	968,983

		2,547,889

Insurance Brokers - 0.0%

Crawford & Co., Class B#	18,436	81,118
eHealth, Inc.†#	17,142	214,961
Life Partners Holdings, Inc.#	7,057	58,291

		354,370

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.	44,469	586,991
CNO Financial Group, Inc.†	168,807	1,222,163
Delphi Financial Group, Inc., Class A	36,135	1,118,740
FBL Financial Group, Inc., Class A	10,364	323,771
Kansas City Life Insurance Co.#	3,223	110,033
National Western Life Insurance Co., Class A#	1,699	297,121
Phoenix Cos., Inc.†#	89,590	238,310
Presidential Life Corp.	15,966	159,979
Primerica, Inc.	18,304	471,511
Universal American Corp.	24,323	500,567

		5,029,186

Insurance-Multi-line - 0.1%

Citizens, Inc.†#	28,130	209,850
Horace Mann Educators Corp.	29,819	505,432
United Fire & Casualty Co.	17,615	364,454

		1,079,736

Insurance-Property/Casualty - 1.2%

American Safety Insurance Holdings, Ltd.†#	7,994	170,672
AMERISAFE, Inc.†	14,551	290,438
Amtrust Financial Services, Inc.#	17,235	331,429
Baldwin & Lyons, Inc., Class B#	6,345	154,755
CNA Surety Corp.†	13,652	345,123
Donegal Group, Inc., Class A#	8,626	110,068
EMC Insurance Group, Inc.#	3,702	90,366
Employers Holdings, Inc.	30,294	609,515
Enstar Group, Ltd.†	4,994	418,797
First American Financial Corp.	79,033	1,245,560
FPIC Insurance Group, Inc.†	7,099	267,348
Global Indemnity PLC†	10,636	237,183
Hallmark Financial Services, Inc.†	8,967	80,703
Harleysville Group, Inc.#	8,957	327,378
Hilltop Holdings, Inc.†#	30,628	296,479
Infinity Property & Casualty Corp.	9,512	577,474
Meadowbrook Insurance Group, Inc.	41,219	418,785
National Interstate Corp.	5,073	105,721
Navigators Group Inc†	9,245	484,993
ProAssurance Corp.†	23,344	1,478,375
RLI Corp.#	13,912	798,688
Safety Insurance Group, Inc.	9,589	461,423
SeaBright Insurance Holdings, Inc.	16,997	178,978
Selective Insurance Group, Inc.	40,524	736,726
State Auto Financial Corp.	11,137	192,447
Stewart Information Services Corp.#	13,341	148,752
Tower Group, Inc.#	28,435	772,863
Universal Insurance Holdings, Inc.#	13,310	76,799

		11,407,838

Insurance-Reinsurance - 0.6%

Alterra Capital Holdings, Ltd.#	73,227	1,583,900
Argo Group International Holdings, Ltd.	23,596	898,772
Flagstone Reinsurance Holdings SA	33,993	387,520
Gerova Financial Group, Ltd.†#(1)(2)	1,030	5,438
Greenlight Capital Re Ltd., Class A†	21,512	622,557
Maiden Holdings, Ltd.	38,327	306,233
Montpelier Re Holdings, Ltd.	50,726	1,023,143
Platinum Underwriters Holdings, Ltd.#	28,455	1,186,574

		6,014,137

Internet Application Software - 0.3%

DealerTrack Holdings, Inc.†	30,617	617,851
eResearchTechnology, Inc.†	37,690	239,332
IntraLinks Holdings, Inc.†	8,995	253,569
KIT Digital, Inc.†	21,934	285,362
Lionbridge Technologies, Inc.†	46,022	169,361
RealNetworks, Inc.†	64,658	248,933
S1 Corp.†	39,991	261,141
VirnetX Holding Corp.#	26,804	321,648
Vocus, Inc.†	12,931	314,223

		2,711,420

Internet Connectivity Services - 0.2%

AboveNet, Inc.	17,118	1,110,787
Cogent Communications Group, Inc.†#	34,099	502,619
Internap Network Services Corp.†	40,018	272,123
PC-Tel, Inc.†	14,735	110,365

		1,995,894

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	35,400	246,030

Internet Content-Information/News - 0.1%

Archipelago Learning, Inc.†#	9,055	96,708
Dice Holdings, Inc.†	12,996	178,435
Knot, Inc.†	23,233	233,027
Loopnet, Inc.†	14,017	166,802
TechTarget, Inc.†#	10,185	88,508
Travelzoo, Inc.†#	4,267	168,333

		931,813

Internet Financial Services - 0.0%

Online Resources Corp.†	20,776	136,083

Internet Incubators - 0.1%

Internet Capital Group, Inc.†	28,146	385,319
Moduslink Global Solutions, Inc.	34,209	236,042
Safeguard Scientifics, Inc.†#	15,828	332,071

		953,432

Internet Infrastructure Equipment - 0.0%

Network Engines, Inc.†	27,822	57,592

Internet Infrastructure Software - 0.4%

Openwave Systems, Inc.†	64,772	143,794
support.com, Inc.†#	36,043	201,120
TeleCommunication Systems, Inc., Class A†#	35,028	149,570
TIBCO Software, Inc.†	126,323	3,110,072

		3,604,556

Internet Security - 0.2%

Blue Coat Systems, Inc.†#	31,638	890,293
Sourcefire, Inc.†#	20,886	566,010
VASCO Data Security International, Inc.†	20,806	186,630
Zix Corp.†	43,088	158,995

		1,801,928

Internet Telephone - 0.1%

BroadSoft, Inc.†	5,774	203,822
j2 Global Communications, Inc.†#	34,347	999,154

		1,202,976

Intimate Apparel - 0.2%

Warnaco Group, Inc.†	33,764	1,982,284

Investment Companies - 1.0%

American Capital, Ltd.†	258,239	2,411,952
Apollo Investment Corp.	147,393	1,823,252
Arlington Asset Investment Corp., Class A	5,206	146,080
Blackrock Kelso Capital Corp.	54,380	675,943
Capital Southwest Corp.#	2,199	219,768
Fifth Street Finance Corp.	50,627	697,134
Gladstone Capital Corp.#	16,249	185,076
Gladstone Investment Corp.#	17,053	141,028
Golub Capital BDC, Inc.#	5,718	98,807
Harris & Harris Group, Inc.†	23,838	139,452
Hercules Technology Growth Capital, Inc.	27,995	309,625
Main Street Capital Corp.#	11,504	226,629
MCG Capital Corp.	58,205	424,897
Medallion Financial Corp.#	11,470	92,907
MVC Capital, Inc.#	18,765	264,774
NGP Capital Resources Co.	16,704	168,042
PennantPark Investment Corp.	34,155	433,769
Prospect Capital Corp.#	67,020	813,623
Solar Capital, Ltd.	4,439	108,756
THL Credit, Inc.	6,956	93,558
TICC Capital Corp.#	24,519	309,430
Triangle Capital Corp.	14,049	269,881

		10,054,383

Investment Management/Advisor Services - 0.3%

Artio Global Investors, Inc.#	21,441	339,840
Calamos Asset Management, Inc., Class A	14,873	246,594
Cohen & Steers, Inc.#	13,484	393,733
Epoch Holding Corp.#	10,185	160,210
Financial Engines, Inc.†	9,964	243,221
GAMCO Investors, Inc., Class A#	5,352	248,547
National Financial Partners Corp.†	32,448	458,815
Pzena Investment Management, Inc., Class A	5,912	44,635
Virtus Investment Partners, Inc.†	3,931	229,099
Westwood Holdings Group, Inc.#	4,490	168,510

		2,533,204

Lasers-System/Components - 0.5%

Applied Energetics, Inc.†	59,876	49,817
Coherent, Inc.†	19,215	1,186,526
Cymer, Inc.†	22,883	1,157,880
Electro Scientific Industries, Inc.†	21,366	325,618
II-VI, Inc.†	19,070	976,193
Newport Corp.†	27,888	464,335
Rofin-Sinar Technologies, Inc.†	21,495	833,576

		4,993,945

Leisure Products - 0.2%

Brunswick Corp.#	67,313	1,550,218
Johnson Outdoors, Inc. Class A†	3,368	52,002
Marine Products Corp.†#	7,677	56,042
Multimedia Games, Inc.†	21,185	116,518

		1,774,780

Lighting Products & Systems - 0.1%

Universal Display Corp.†	22,898	963,777

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	14,108	457,381
UniFirst Corp.	10,720	604,608

		1,061,989

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.†#	15,089	518,005

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	17,683	751,528

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,990	145,409
Lindsay Corp.#	9,495	670,442

		815,851

Machinery-General Industrial - 0.7%

Albany International Corp., Class A	20,780	506,201
Altra Holdings, Inc.†	20,700	447,741
Applied Industrial Technologies, Inc.	32,186	1,031,239
Chart Industries, Inc.†#	21,813	990,092
DXP Enterprises, Inc.†	6,376	135,554
Flow International Corp.†#	36,207	144,466
Intevac, Inc.†#	17,204	219,695
Kadant, Inc.†	9,597	249,714
Middleby Corp.†	12,632	1,132,711
Robbins & Myers, Inc.#	29,453	1,255,581
Sauer-Danfoss, Inc.†	8,931	272,663
Tennant Co.#	14,350	583,328
Twin Disc, Inc.	6,474	209,499

		7,178,484

Machinery-Material Handling - 0.1%

Cascade Corp.	7,012	342,606
Columbus McKinnon Corp.†	14,768	255,044
NACCO Industries, Inc., Class A	4,395	547,397

		1,145,047

Machinery-Print Trade - 0.0%

Presstek, Inc.†	21,190	50,220

Machinery-Pumps - 0.1%

Gorman-Rupp Co.	9,408	351,201
Tecumseh Products Co., Class A†	14,273	171,704

		522,905

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.	45,227	355,936

Medical Imaging Systems - 0.1%

IRIS International, Inc.†	12,535	127,230
MELA Sciences, Inc.†#	19,487	51,251
Merge Healthcare, Inc.†	39,884	199,819
Vital Images, Inc.†	11,158	167,258

		545,558

Medical Information Systems - 0.3%

athenahealth, Inc.†#	25,165	1,140,981
Computer Programs & Systems, Inc.	7,567	408,694
Medidata Solutions, Inc.†	14,521	376,239
Quality Systems, Inc.#	14,349	1,146,485

		3,072,399

Medical Instruments - 1.0%

Abaxis, Inc.†#	16,795	445,403
AngioDynamics, Inc.†	19,097	321,211
Arthrocare Corp.†	20,491	706,734
Bruker Corp.†	55,236	1,059,979
Conceptus, Inc.†	23,967	336,976
CONMED Corp.†	22,189	587,565
CryoLife, Inc.†	22,129	119,497
Delcath Systems, Inc.†#	33,707	220,781
Dexcom, Inc.†	46,822	685,006
Endologix, Inc.†#	37,585	223,255
Genomic Health, Inc.†	10,803	272,668
Integra LifeSciences Holdings Corp.†	15,992	801,999
Kensey Nash Corp.†#	5,575	146,399
MAKO Surgical Corp.†	23,575	485,645
Natus Medical, Inc.†	21,997	348,872
NuVasive, Inc.†#	29,764	795,592
PURE Bioscience†#	28,606	55,209
Solta Medical, Inc.†	45,851	143,514
Spectranetics Corp.†#	25,552	123,161
Stereotaxis, Inc.†#	24,050	94,997
SurModics, Inc.†	13,446	175,336
Symmetry Medical, Inc.†	27,768	251,023
Vascular Solutions, Inc.†#	12,928	142,079
Volcano Corp.†	38,224	1,002,998
Young Innovations, Inc.	4,341	137,479

		9,683,378

Medical Labs & Testing Services - 0.0%

Bio-Reference Labs, Inc.†#	18,223	381,225
NeoStem, Inc.†#	23,720	33,208

		414,433

Medical Laser Systems - 0.1%

Cutera, Inc.†	10,401	100,474
Cynosure, Inc. Class A†	7,508	102,409
LCA-Vision, Inc.†	14,414	101,907
Palomar Medical Technologies, Inc.†	14,304	228,578

		533,368

Medical Products - 1.3%

ABIOMED, Inc.†	24,140	301,026
Accuray, Inc.†#	42,126	417,047
Alphatec Holdings, Inc.†#	39,233	104,360
American Medical Systems Holdings, Inc.†#	57,302	1,255,487
Atrion Corp.#	1,208	213,019
BioMimetic Therapeutics, Inc.†#	13,898	187,345
Cantel Medical Corp.	9,941	217,211
Cerus Corp.†#	36,524	125,643
Cyberonics, Inc.†	21,125	697,759
Exactech, Inc.†#	6,423	121,716
Greatbatch, Inc.†#	17,662	439,431
Haemonetics Corp.†	19,071	1,175,727
Hanger Orthopedic Group, Inc.†	19,810	532,889
Invacare Corp.	22,102	653,556
Luminex Corp.†#	28,509	536,539
NxStage Medical, Inc.†	20,675	426,525
Orthofix International N.V.†	13,379	422,776
Orthovita, Inc.†#	51,483	122,529
PSS World Medical, Inc.†#	43,482	1,131,402
Syneron Medical, Ltd.†	27,485	404,029
Synovis Life Technologies, Inc.†	8,726	172,251
TomoTherapy, Inc.†#	37,314	132,838
West Pharmaceutical Services, Inc.#	25,294	1,039,836
Wright Medical Group, Inc.†#	29,514	467,207
Zoll Medical Corp.†	16,296	754,179

		12,052,327

Medical Sterilization Products - 0.2%

STERIS Corp.	45,059	1,525,247

Medical-Biomedical/Gene - 1.9%

Acorda Therapeutics, Inc.†	29,443	617,420
Aegerion Pharmaceuticals, Inc.†	4,387	65,191
Affymax, Inc.†#	15,880	101,314
Alnylam Pharmaceuticals, Inc.†	28,130	308,867
AMAG Pharmaceuticals, Inc.†	16,227	298,739
Arena Pharmaceuticals, Inc.†#	93,770	151,907
Ariad Pharmaceuticals, Inc.†	97,996	588,956
Arqule, Inc.†#	37,904	241,448
AspenBio Pharma, Inc.†	27,579	15,996
BioCryst Pharmaceuticals, Inc.†#	22,299	96,778
Biosante Pharmaceuticals, Inc.†#	62,482	134,336
BioTime, Inc.†#	19,588	134,961
Cambrex Corp.†	22,655	124,149
Celera Corp.†#	63,322	402,728
Celldex Therapeutics, Inc.†#	24,545	96,462
Chelsea Therapeutics International, Inc.†	36,654	151,381
Clinical Data, Inc.†	9,058	275,091
Complete Genomics, Inc.†#	4,578	33,419
Cubist Pharmaceuticals, Inc.†	44,401	973,714
Curis, Inc.†	58,402	181,630
Cytokinetics, Inc.†	35,854	56,291
CytRx Corp.†	84,286	80,072
Dynavax Technologies Corp.†#	73,819	220,719
Emergent Biosolutions, Inc.†	15,850	333,484
Enzo Biochem, Inc.†#	25,728	110,888

Enzon Pharmaceuticals, Inc.†#	37,659	402,198
Exact Sciences Corp.†	35,568	193,134
Exelixis, Inc.†#	82,569	1,027,984
Geron Corp.†	93,141	461,048
Halozyme Therapeutics, Inc.†#	59,617	411,953
Immunogen, Inc.†	51,535	464,330
Immunomedics, Inc.†#	50,690	185,525
Incyte Corp., Ltd.†#	66,869	914,768
Inhibitex, Inc.†	37,991	89,279
Inovio Biomedical Corp.†	61,931	73,079
InterMune, Inc.†	34,560	1,265,242
Lexicon Pharmaceuticals, Inc.†#	152,703	296,244
Ligand Pharmaceuticals, Inc., Class B†#	15,134	164,053
Maxygen, Inc.#	23,997	100,068
Medicines Co.†	40,481	703,965
Micromet, Inc.†#	69,101	430,499
Momenta Pharmaceuticals, Inc.†#	33,618	466,618
Nanosphere, Inc.†#	13,151	43,267
Neuralstem, Inc.†#	35,534	72,845
Novavax, Inc.†#	69,814	181,516
NPS Pharmaceuticals, Inc.†	51,592	398,806
NuPathe, Inc.†#	2,762	21,626
Nymox Pharmaceutical Corp.†#	14,298	92,794
Omeros Corp.†	14,475	93,943
Pacific Biosciences of California, Inc.†	11,604	182,647
PDL BioPharma, Inc.	106,247	589,671
Peregrine Pharmaceuticals, Inc.†#	49,376	110,108
RTI Biologics, Inc.†	42,253	113,661
Sangamo Biosciences, Inc.†#	34,834	288,077
Seattle Genetics, Inc.†#	71,127	1,056,236
Sequenom, Inc.†#	75,158	461,470
StemCells, Inc.†#	99,556	92,597
SuperGen, Inc.†	43,481	129,139
Transcept Pharmaceuticals, Inc.†#	4,133	36,908
Vical, Inc.†	55,025	116,103
ZIOPHARM Oncology, Inc.†	46,023	280,280

		17,807,622

Medical-Drugs - 1.5%

Akorn, Inc.†	42,625	238,274
Alimera Sciences, Inc.†	5,060	40,379
Anacor Pharmaceuticals, Inc.†	9,631	76,374
Anthera Pharmaceuticals, Inc.†#	4,427	24,083
Aoxing Pharmaceutical Co., Inc.†	18,660	38,253
Ardea Biosciences, Inc.†	11,519	305,369
Array Biopharma, Inc.†	43,335	121,338
Auxilium Pharmaceuticals, Inc.†	31,706	712,434
Biodel, Inc.†#	12,934	26,256
BioSpecifics Technologies Corp.†	3,064	82,360
Cadence Pharmaceuticals, Inc.†#	23,963	179,962
Corcept Therapeutics, Inc.†	24,011	89,801
Cumberland Pharmaceuticals, Inc.†#	9,533	58,342
Cytori Therapeutics, Inc.†#	35,498	206,598
Durect Corp.†#	67,025	217,161
Furiex Pharmaceuticals, Inc.†	6,788	112,817
Hi-Tech Pharmacal Co., Inc.†#	7,672	177,146
Idenix Pharmaceuticals, Inc.†	27,571	93,190
Infinity Pharmaceuticals, Inc.†#	11,218	64,952
Ironwood Pharmaceuticals, Inc.†	14,911	182,362
Jazz Pharmaceuticals, Inc.†	11,518	283,688
Keryx Biopharmaceuticals, Inc.†	39,410	155,670
Lannett Co., Inc.†	9,036	51,234
MAP Pharmaceuticals, Inc.†	12,144	195,883
Medicis Pharmaceutical Corp., Class A	45,841	1,471,038
Medivation, Inc.†	26,265	453,859
NeurogesX, Inc.†#	8,520	32,461
Opko Health, Inc.†	68,401	330,377
Optimer Pharmaceuticals, Inc.†#	31,100	371,334
Orexigen Therapeutics, Inc.†#	23,448	76,440
Pain Therapeutics, Inc.†#	27,417	187,532
Pharmasset, Inc.†#	24,318	1,215,900
PharMerica Corp.†	23,668	278,099
Pozen, Inc.†	20,516	105,452
Progenics Pharmaceuticals, Inc.†#	21,820	123,283
Rigel Pharmaceuticals, Inc.†#	40,138	280,565
Salix Pharmaceuticals, Ltd.†	43,334	1,444,756
Santarus, Inc.†#	40,456	129,055
Savient Pharmaceuticals, Inc.†	51,324	494,763
Sciclone Pharmaceuticals, Inc.†	28,776	127,765
SIGA Technologies, Inc.†#	26,568	356,011
Somaxon Pharmaceuticals, Inc.†#	28,243	86,141
Sucampo Pharmaceuticals, Inc., Class A†#	8,532	36,602
Synta Pharmaceuticals Corp.†	17,229	96,310
Targacept, Inc.†	18,414	527,929
Vanda Pharmaceuticals, Inc.†#	21,532	158,476
Viropharma, Inc.†#	59,173	1,060,972
Vivus, Inc.†#	61,481	467,870
XenoPort, Inc.†#	24,034	174,727
Zalicus, Inc.†#	50,781	110,195
Zogenix, Inc.†	5,234	21,355

		13,953,193

Medical-Generic Drugs - 0.2%

Acura Pharmaceuticals, Inc.†#	7,092	23,333
Caraco Pharmaceutical Laboratories, Ltd†#	6,641	34,600
Impax Laboratories, Inc.†	47,606	980,207
Par Pharmaceutical Cos., Inc.†	26,661	823,292

		1,861,432

Medical-HMO - 0.9%

AMERIGROUP Corp.†	39,312	2,254,543
Centene Corp.†	37,292	1,136,287
Healthspring, Inc.†	44,061	1,658,456
Magellan Health Services, Inc.†	25,352	1,216,389
Metropolitan Health Networks, Inc.†	30,827	153,210
Molina Healthcare, Inc.†	11,987	419,905
Triple-S Management Corp., Class B†	15,669	309,619
WellCare Health Plans, Inc.†	32,232	1,210,312

		8,358,721

Medical-Hospitals - 0.1%

MedCath Corp.†	15,850	225,387
Select Medical Holdings Corp.†	38,802	302,656

		528,043

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc., Class A†#	7,590	272,861

Ensign Group, Inc.	11,050	336,031
Kindred Healthcare, Inc.†	30,025	748,223
National Healthcare Corp.#	6,749	321,252
Skilled Healthcare Group, Inc., Class A†	15,310	209,900
Sun Healthcare Group, Inc.†	18,930	278,271

		2,166,538

Medical-Outpatient/Home Medical - 0.4%

Air Methods Corp.†#	8,625	500,595
Allied Healthcare International, Inc.†	34,832	85,339
Almost Family, Inc.†#	6,315	246,285
Amedisys, Inc.†	21,715	780,003
America Service Group, Inc.	6,939	126,845
Amsurg Corp.†	23,526	555,919
Continucare Corp.†	22,411	126,846
Gentiva Health Services, Inc.†	22,669	639,946
LHC Group, Inc.†#	12,071	360,440

		3,422,218

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.#	6,584	174,608
CIRCOR International, Inc.#	12,976	514,499
Dynamic Materials Corp.#	10,009	264,538
Haynes International, Inc.	9,379	486,207
Kaydon Corp.	25,421	997,520
Ladish Co., Inc.†	11,939	647,571
LB Foster Co., Class A#	7,865	330,330
Mueller Industries, Inc.	28,639	973,153
RBC Bearings, Inc.†	16,514	597,642
RTI International Metals, Inc.†	22,864	651,624
Sun Hydraulics Corp.#	9,649	348,329
Worthington Industries, Inc.#	42,956	831,628

		6,817,649

Metal Products-Distribution - 0.1%

A.M. Castle & Co.†	12,896	222,327
Lawson Products, Inc.	3,133	75,412
Olympic Steel, Inc.	7,043	189,386

		487,125

Metal-Aluminum - 0.2%

Century Aluminum Co.†	48,479	821,719
Kaiser Aluminum Corp.#	11,542	583,217
Noranda Aluminium Holding Corp.†	10,487	165,380

		1,570,316

Metal-Diversified - 0.1%

Molycorp, Inc.†	19,483	934,989

Miscellaneous Manufacturing - 0.1%

American Railcar Industries, Inc.†	7,271	146,947
Freightcar America, Inc.†#	9,216	259,154
John Bean Technologies Corp.	21,744	412,484
Movado Group, Inc.†	12,009	168,967
NL Industries, Inc.	5,257	71,863
Trimas Corp.†	11,583	238,262

		1,297,677

Motion Pictures & Services - 0.1%

Ascent Media Corp., Class A†	11,040	460,589
Lions Gate Entertainment Corp.†	52,471	321,122

		781,711

MRI/Medical Diagnostic Imaging - 0.0%

Alliance HealthCare Services, Inc.†#	21,227	87,880

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	37,432	1,194,829

Multimedia - 0.1%

Entravision Communications Corp., Class A†	37,523	88,179
EW Scripps Co., Class A†#	24,444	233,929
Journal Communications, Inc., Class A†	32,411	199,004
Martha Stewart Living Omnimedia, Class A†#	20,506	84,075
Media General, Inc., Class A†#	17,022	116,430

		721,617

Music - 0.0%

Warner Music Group Corp.†	34,535	207,555

Networking Products - 0.8%

Acme Packet, Inc.†	35,699	2,685,993
Anixter International, Inc.	21,349	1,529,015
BigBand Networks, Inc.†	38,547	100,222
Black Box Corp.	13,346	509,684
Calix, Inc.†	8,575	152,554
Extreme Networks, Inc.†	69,507	272,467
Hypercom Corp.†	35,593	355,574
Infinera Corp.†#	66,866	535,597
Ixia†	26,170	459,283
LogMeIn, Inc.†#	11,447	410,833
Meru Networks, Inc.†	4,165	88,964
Netgear, Inc.†	26,766	877,925

		7,978,111

Non-Ferrous Metals - 0.5%

Globe Specialty Metals, Inc.	46,620	1,085,780
Horsehead Holding Corp.†	32,950	544,993
Materion Corp.†	15,420	674,934
Thompson Creek Metals Co., Inc.†	124,951	1,646,854
Uranium Energy Corp.†#	46,784	266,669
USEC, Inc.†#	86,695	461,217

		4,680,447

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	19,266	141,220

Office Furnishings-Original - 0.4%

CompX International, Inc.#	888	13,409
Herman Miller, Inc.	43,299	1,166,475
HNI Corp.	34,373	1,090,656
Interface, Inc., Class A	38,378	639,761
Knoll, Inc.#	35,736	738,663
Steelcase, Inc., Class A#	58,231	565,423

		4,214,387

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	42,323	361,862
Ennis, Inc.	20,001	325,016
Standard Register Co.#	13,808	47,499

		734,377

Oil & Gas Drilling - 0.2%

Hercules Offshore, Inc.†	88,630	437,832
Parker Drilling Co.†	88,165	463,748
Pioneer Drilling Co.†	41,790	473,063
Vantage Drilling Co.†#	117,438	244,271

		1,618,914

Oil Companies-Exploration & Production - 3.3%

Abraxas Petroleum Corp.†	62,344	372,194
Apco Oil & Gas International, Inc.	7,048	570,465
Approach Resources, Inc.†	13,432	437,212
ATP Oil & Gas Corp.†#	33,818	686,844
Berry Petroleum Co., Class A#	38,889	2,021,839
Bill Barrett Corp.†#	34,929	1,358,040
BPZ Resources, Inc.†#	75,197	488,780
Brigham Exploration Co.†	88,498	3,237,257
Callon Petroleum Co.†	29,353	245,978
CAMAC Energy, Inc.†#	39,595	68,499
Carrizo Oil & Gas, Inc.†	26,587	989,568
Clayton Williams Energy, Inc.†	4,540	481,603
Contango Oil & Gas Co.†	8,988	550,785
Delta Petroleum Corp.†#	142,834	167,116
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Endeavour International Corp.†#	16,601	224,280
Energy Partners, Ltd.†	22,340	365,706
Energy XXI Bermuda, Ltd.†	55,976	1,930,052
Evolution Petroleum Corp.†	11,406	95,126
FX Energy, Inc.†	33,412	382,902
Gastar Exploration, Ltd.†	42,874	212,226
Georesources, Inc.†	12,674	398,851
GMX Resources, Inc.†#	40,438	209,873
Goodrich Petroleum Corp.†	18,883	384,080
Gulfport Energy Corp.†	20,565	608,518
Harvest Natural Resources, Inc.†#	25,688	382,751
Houston American Energy Corp.#	13,922	222,891
Isramco, Inc.†	885	57,808
Kodiak Oil & Gas Corp.†	134,928	1,021,405
Magnum Hunter Resources Corp.†#	45,824	328,100
McMoRan Exploration Co.†	72,650	1,271,375
Miller Petroleum, Inc.†	16,556	90,892
Northern Oil And Gas, Inc.†	40,990	1,302,252
Oasis Petroleum, Inc.†#	36,720	1,267,574
Panhandle Oil and Gas, Inc., Class A#	5,540	160,161
Penn Virginia Corp.#	34,559	562,275
PetroCorp, Inc.†(1)(2)	2,364	0
Petroleum Development Corp.†	17,800	835,354
Petroquest Energy, Inc.†	42,632	367,488
RAM Energy Resources, Inc.†	42,842	74,974
Resolute Energy Corp.†#	29,329	531,735
Rex Energy Corp.†#	24,909	313,853
Rosetta Resources, Inc.†	40,077	1,817,893
Stone Energy Corp.†	32,798	993,123
Swift Energy Co.†	31,875	1,369,031
TransAtlantic Petroleum, Ltd.†#	111,919	364,856
U.S. Energy Corp.†	20,650	131,953
VAALCO Energy, Inc.†	39,047	313,157
Venoco, Inc.†	16,879	311,418
W&T Offshore, Inc.#	26,584	678,690
Warren Resources, Inc.†	54,692	269,085

		31,527,888

Oil Field Machinery & Equipment - 0.6%

Complete Production Services, Inc.†	59,110	1,702,959
Dril-Quip, Inc.†	25,823	1,980,624
Gulf Island Fabrication, Inc.	11,056	342,404
Lufkin Industries, Inc.	22,758	1,778,538
Natural Gas Services Group, Inc.†	9,347	180,771

		5,985,296

Oil Refining & Marketing - 0.2%

Alon USA Energy, Inc.#	5,899	65,361
Cheniere Energy, Inc.†#	44,226	459,066
CVR Energy, Inc.†	23,402	442,298
Delek US Holdings, Inc.#	10,491	118,024
Western Refining, Inc.†#	39,610	644,454

		1,729,203

Oil-Field Services - 1.0%

Basic Energy Services, Inc.†	17,915	343,610
Cal Dive International, Inc.†	71,620	492,745
CARBO Ceramics, Inc.	14,504	1,798,061
Global Industries, Ltd.†	77,069	692,080
Helix Energy Solutions Group, Inc.†	79,496	1,224,238
Hornbeck Offshore Services, Inc.†#	17,677	502,203
Key Energy Services, Inc.†	95,381	1,478,405
Matrix Service Co.†	20,324	283,723
Newpark Resources, Inc.†	67,664	472,295
RPC, Inc.#	32,916	644,495
Tesco Corp.†	23,315	428,763
Tetra Technologies, Inc.†	57,544	794,683
Union Drilling, Inc.†#	11,440	88,546
Willbros Group, Inc.†	36,964	419,911

		9,663,758

Optical Recognition Equipment - 0.0%

Digimarc Corp.†	5,212	155,682

Optical Supplies - 0.0%

STAAR Surgical Co.†	26,929	161,574

Paper & Related Products - 0.5%

Boise, Inc.	53,316	478,778
Buckeye Technologies, Inc.	29,837	781,729
Clearwater Paper Corp.†	8,727	692,051
KapStone Paper and Packaging Corp.†	29,053	498,259
Neenah Paper, Inc.	11,361	221,199
P.H. Glatfelter Co.	34,807	428,474
Schweitzer-Mauduit International, Inc.	13,961	765,482
Verso Paper Corp.†	11,345	67,162
Wausau Paper Corp.	37,859	304,008
Xerium Technologies, Inc.†	5,781	124,118

		4,361,260

Patient Monitoring Equipment - 0.2%

CardioNet, Inc.†	18,632	89,806
Insulet Corp.†	33,161	586,950
Masimo Corp.	39,461	1,189,354

		1,866,110

Petrochemicals - 0.0%

TPC Group, Inc.†	5,471	158,933

Pharmacy Services - 0.2%

BioScrip, Inc.†#	30,213	127,499
Catalyst Health Solutions, Inc.†	28,869	1,305,167

		1,432,666

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.†#	204,279	694,549

Physical Therapy/Rehabilitation Centers - 0.3%

Healthsouth Corp.†#	71,164	1,722,881
RehabCare Group, Inc.†	19,175	712,351
U.S. Physical Therapy, Inc.	7,822	154,641

		2,589,873

Physicians Practice Management - 0.1%

American Dental Partners, Inc.†#	12,147	156,089
Healthways, Inc.†	26,342	367,998
IPC The Hospitalist Co., Inc.†	12,334	503,227

		1,027,314

Pipelines - 0.0%

Crosstex Energy, Inc.	31,078	319,482

Platinum - 0.1%

Stillwater Mining Co.†	33,810	807,045

Pollution Control - 0.0%

Fuel Tech, Inc.†	13,801	103,231
Met-Pro Corp.#	11,289	128,808

		232,039

Poultry - 0.1%

Pilgrim’s Pride Corp.†	37,568	289,649
Sanderson Farms, Inc.#	17,272	714,197

		1,003,846

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	28,108	453,101
Capstone Turbine Corp.†#	185,721	282,296
Energy Conversion Devices, Inc.†#	40,484	158,697
Evergreen Solar, Inc.†#	24,771	54,992
Generac Holdings, Inc.†	14,917	273,429
Powell Industries, Inc.†	6,823	255,112
Power-One, Inc.†#	53,099	437,005
PowerSecure International, Inc.†	14,095	104,303
SatCon Technology Corp.†	89,214	324,739
Vicor Corp.#	15,067	229,470

		2,573,144

Precious Metals - 0.2%

Coeur d’Alene Mines Corp.†	66,946	2,109,468

Printing-Commercial - 0.3%

American Reprographics Co.†	28,412	252,867
Cenveo, Inc.†	42,491	237,524
Consolidated Graphics, Inc.†	7,198	392,579
Deluxe Corp.	39,037	997,395
Multi-Color Corp.#	8,685	161,107
Valassis Communications, Inc.†	37,886	1,069,143

		3,110,615

Private Corrections - 0.1%

Geo Group, Inc.†	46,423	1,180,537

Protection/Safety - 0.1%

Landauer, Inc.#	7,132	448,603
Rural/Metro Corp.†	14,745	221,027

		669,630

Publishing-Books - 0.1%

Cambium Learning Group, Inc.†	12,805	45,842
Courier Corp.	7,887	112,548
Scholastic Corp.	19,568	614,435

		772,825

Publishing-Newspapers - 0.1%

AH Belo Corp.† Class A	13,893	99,891
Dolan Co†	23,408	292,600
Lee Enterprises, Inc.†#	34,655	102,925
McClatchy Co†#	46,042	184,628

		680,044

Publishing-Periodicals - 0.1%

Dex One Corp.†#	38,629	203,575
Playboy Enterprises, Inc., Class B†#	16,597	101,905
PRIMEDIA, Inc.#	12,906	60,142
SuperMedia, Inc.†#	9,892	83,291
Value Line, Inc.#	1,040	14,997

		463,910

Racetracks - 0.1%

Churchill Downs, Inc.	8,784	366,820
Empire Resorts, Inc.†#	19,585	16,060
Speedway Motorsports, Inc.#	9,583	140,103

		522,983

Radio - 0.0%

Beasley Broadcast Group, Inc., Class A†#	3,384	20,744
Cumulus Media, Inc., Class A†#	16,840	82,179
Entercom Communications Corp., Class A†	18,166	237,611
Radio One, Inc., Class D†#	24,200	53,724
Westwood One, Inc.†#	4,062	27,866

		422,124

Real Estate Investment Trusts - 7.5%

Acadia Realty Trust	30,504	603,979
Agree Realty Corp.#	6,727	171,740
Alexander’s, Inc.#	1,564	618,922
American Campus Communities, Inc.	49,632	1,658,701
American Capital Agency Corp.	69,799	2,055,581
Anworth Mortgage Asset Corp.	90,405	645,492
Apollo Commercial Real Estate Finance, Inc.	13,536	230,383
Ashford Hospitality Trust, Inc.†#	35,085	361,726
Associated Estates Realty Corp.	31,457	511,176
BioMed Realty Trust, Inc.	99,467	1,805,326
Campus Crest Communities, Inc.	23,334	334,143
CapLease, Inc.#	44,165	237,166
Capstead Mortage Corp.	53,324	700,677
CBL & Associates Properties, Inc.	104,981	1,873,911
Cedar Shopping Centers, Inc.	42,160	255,490
Chatham Lodging Trust	9,568	167,153
Chesapeake Lodging Trust	11,561	215,035
Cogdell Spencer, Inc.	33,205	212,844

Colonial Properties Trust	59,040	1,163,678
Colony Financial, Inc.#	13,426	285,303
Coresite Realty Corp.	14,996	233,038
Cousins Properties, Inc.	69,063	585,654
CreXus Investment Corp.	10,453	137,980
Cypress Sharpridge Investments, Inc.#	53,495	666,548
DCT Industrial Trust, Inc.#	186,456	1,047,883
DiamondRock Hospitality Co.	125,860	1,480,114
Dupont Fabros Technology, Inc.#	31,143	760,512
Dynex Capital, Inc.	20,738	219,201
EastGroup Properties, Inc.	20,494	933,092
Education Realty Trust, Inc.	55,739	459,847
Entertainment Properties Trust	35,340	1,684,658
Equity Lifestyle Properties, Inc.#	19,881	1,153,893
Equity One, Inc.	30,501	583,789
Excel Trust, Inc.#	11,582	141,416
Extra Space Storage, Inc.	66,299	1,309,405
FelCor Lodging Trust, Inc.†	73,795	558,628
First Industrial Realty Trust, Inc.†#	48,859	547,709
First Potomac Realty Trust#	37,950	612,134
Franklin Street Properties Corp.#	52,579	790,262
Getty Realty Corp.#	17,743	521,999
Gladstone Commercial Corp.#	7,309	134,193
Glimcher Realty Trust	75,946	698,703
Government Properties Income Trust	20,957	569,402
Hatteras Financial Corp.	43,859	1,297,349
Healthcare Realty Trust, Inc.	51,097	1,190,560
Hersha Hospitality Trust	102,369	672,564
Highwoods Properties, Inc.#	54,418	1,846,403
Home Properties, Inc.#	28,506	1,679,574
Hudson Pacific Properties, Inc.	11,348	170,787
Inland Real Estate Corp.	56,523	532,447
Invesco Mortgage Capital, Inc.	37,920	885,053
Investors Real Estate Trust	57,142	532,563
iStar Financial, Inc.†#	71,009	709,380
Kilroy Realty Corp.	41,311	1,600,801
Kite Realty Group Trust	41,885	236,231
LaSalle Hotel Properties	53,071	1,497,133
Lexington Realty Trust#	80,355	760,962
LTC Properties, Inc.	19,629	573,559
Medical Properties Trust, Inc.	84,586	992,194
MFA Financial, Inc.	213,089	1,804,864
Mid-America Apartment Communities, Inc.	24,939	1,620,287
Mission West Properties, Inc.#	13,742	94,133
Monmouth Real Estate Invesment Corp., Class A#	20,533	169,603
MPG Office Trust, Inc.†	37,080	146,466
National Health Investors, Inc.	18,571	882,494
National Retail Properties, Inc.	63,354	1,627,564
Newcastle Investment Corp.†	47,887	404,166
NorthStar Realty Finance Corp.	58,254	348,941
Omega Healthcare Investors, Inc.	74,884	1,794,969
One Liberty Properties, Inc.	8,162	121,451
Parkway Properties, Inc.	16,658	270,026
Pebblebrook Hotel Trust	28,119	616,931
Pennsylvania Real Estate Investment Trust	42,053	607,245
PennyMac Mortgage Investment Trust#	20,337	383,352
Post Properties, Inc.	36,955	1,441,245
Potlatch Corp.#	30,372	1,166,285
PS Business Parks, Inc.	14,070	886,973
RAIT Financial Trust	81,791	279,725
Ramco-Gershenson Properties Trust	29,302	395,870
Redwood Trust, Inc.	59,172	969,237
Resource Capital Corp.#	38,051	281,958
Retail Opportunity Investments Corp.	32,287	355,157
Sabra Healthcare REIT, Inc.	18,930	348,691
Saul Centers, Inc.	4,887	224,802
Sovran Self Storage, Inc.	20,971	813,675
Starwood Property Trust, Inc.	54,491	1,274,544
Strategic Hotels & Resorts, Inc.†	106,859	694,584
Sun Communities, Inc.	14,435	499,162
Sunstone Hotel Investors, Inc.†	89,738	963,786
Tanger Factory Outlet Centers#	61,548	1,640,254
Two Harbors Investment Corp.	31,241	345,213
U-Store-It Trust	71,070	728,467
UMH Properties, Inc.	8,084	83,750
Universal Health Realty Income Trust	8,732	347,272
Urstadt Biddle Properties, Inc., Class A	17,023	330,076
Walter Investment Management Corp.	19,852	388,901
Washington Real Estate Investment Trust	48,711	1,521,732
Winthrop Realty Trust	17,583	214,513

		72,204,410

Real Estate Management/Services - 0.0%

HFF, Inc., Class A†	13,753	181,540
Kennedy-Wilson Holdings, Inc.†	16,038	176,418
United Capital Corp.†#	1,348	37,043

		395,001

Real Estate Operations & Development - 0.1%

Avatar Holdings, Inc.†	6,857	146,054
Consolidated-Tomoka Land Co.#	4,181	143,325
Forestar Group, Inc.†	27,690	533,309
Terreno Realty Corp.†#	6,767	124,039
Thomas Properties Group, Inc.†	27,197	91,654

		1,038,381

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	31,748	1,217,536

Recreational Vehicles - 0.2%

Arctic Cat, Inc.†	9,361	118,978
Polaris Industries, Inc.	23,669	1,785,826

		1,904,804

Recycling - 0.0%

Metalico, Inc.†	28,981	184,319

Rental Auto/Equipment - 0.7%

Avis Budget Group, Inc.†#	78,068	1,196,002
Dollar Thrifty Automotive Group, Inc.†	21,780	1,156,736
Electro Rent Corp.#	12,742	203,999
H&E Equipment Services, Inc.†	21,373	335,129
McGrath RentCorp	18,186	500,297
Rent-A-Center, Inc.	50,036	1,654,190
RSC Holdings, Inc.†	38,018	518,185

United Rentals, Inc.†#	45,957	1,423,748

		6,988,286

Research & Development - 0.1%

Albany Molecular Research, Inc.†	18,228	82,391
AVEO Pharmaceuticals, Inc.†	8,501	117,144
Kendle International, Inc.†	11,506	136,921
Parexel International Corp.†	44,381	1,041,622

		1,378,078

Resorts/Theme Parks - 0.1%

Bluegreen Corp.†#	11,096	47,602
Vail Resorts, Inc.†#	27,552	1,344,537

		1,392,139

Retail-Apparel/Shoe - 1.5%

AnnTaylor Stores Corp.#	44,706	1,037,626
Ascena Retail Group, Inc.†	45,142	1,410,236
Bebe Stores, Inc.	25,265	149,064
Body Central Corp.†	4,387	74,842
Brown Shoe Co., Inc.#	33,015	511,732
Buckle, Inc.#	19,857	776,210
Casual Male Retail Group, Inc.†	32,191	137,456
Cato Corp., Class A	21,177	513,542
Charming Shoppes, Inc.†#	89,484	292,613
Children’s Place Retail Stores, Inc.†	19,754	902,758
Christopher & Banks Corp.#	27,650	168,942
Collective Brands, Inc.†	49,255	1,123,014
Destination Maternity Corp.	3,852	173,725
DSW, Inc., Class A†	10,749	436,517
Express, Inc.	12,339	221,855
Finish Line, Inc., Class A	38,647	674,777
Genesco, Inc.†	18,290	722,821
HOT Topic, Inc.	34,373	183,896
JOS. A. Bank Clothiers, Inc.†#	20,930	965,082
Kenneth Cole Productions, Inc., Class A†	5,884	76,492
Liz Claiborne, Inc.†#	71,852	369,319
Men’s Wearhouse, Inc.#	40,022	1,068,587
New York & Co., Inc.†	19,418	134,955
Pacific Sunwear of California, Inc.†#	51,304	231,381
Rue21, Inc.†	11,338	397,057
Shoe Carnival, Inc.†#	7,062	183,188
Stein Mart, Inc.	20,848	170,745
Talbots, Inc.†#	53,381	333,631
Vera Bradley, Inc.†	9,651	331,512
Wet Seal, Inc., Class A†#	78,526	311,748

		14,085,323

Retail-Appliances - 0.0%

Conn’s, Inc.†#	11,420	50,819
hhgregg, Inc.†#	10,164	150,834

		201,653

Retail-Auto Parts - 0.1%

PEP Boys-Manny Moe & Jack	39,887	499,784

Retail-Automobile - 0.3%

America’s Car-Mart, Inc.†	7,115	176,310
Asbury Automotive Group, Inc.†	22,420	413,649
Group 1 Automotive, Inc.#	18,656	788,216
Lithia Motors, Inc., Class A	16,732	253,322
Penske Automotive Group, Inc.†#	33,626	684,962
Rush Enterprises, Inc., Class A†#	24,238	454,947
Sonic Automotive, Inc., Class A#	30,795	442,832

		3,214,238

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.	29,321	392,608
Books-A-Million, Inc.#	5,440	32,205

		424,813

Retail-Building Products - 0.0%

Lumber Liquidators Holdings, Inc.†#	16,906	393,572

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.†	46,652	138,090

Retail-Computer Equipment - 0.0%

PC Connection, Inc.†	7,359	62,552
Systemax, Inc.†#	8,326	113,733

		176,285

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	28,772	1,181,666
Pantry, Inc.†	17,537	276,383
Susser Holdings Corp.†#	5,752	79,665

		1,537,714

Retail-Discount - 0.2%

99 Cents Only Stores†	34,935	581,318
Citi Trends, Inc.†	11,457	251,940
Fred’s, Inc., Class A#	29,883	411,788
Gordmans Stores, Inc.†	4,131	61,882
HSN, Inc.†	29,525	958,972
Tuesday Morning Corp.†	22,783	106,397

		2,372,297

Retail-Drug Store - 0.1%

Rite Aid Corp.†	423,777	555,148

Retail-Fabric Store - 0.1%

Jo-Ann Stores, Inc.†	20,810	1,263,167

Retail-Hair Salons - 0.1%

Regis Corp.#	43,666	765,465

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.	14,060	186,998
Kirkland’s, Inc.†#	12,920	197,418
Pier 1 Imports, Inc.†	79,493	801,289

		1,185,705

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	17,038	153,853
Steinway Musical Instruments, Inc.†#	4,391	94,319
West Marine, Inc.†#	11,216	116,983

		365,155

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	102,914	1,260,697

Retail-Misc./Diversified - 0.1%

Gaiam, Inc., Class A#	12,275	93,904
Pricesmart, Inc.#	12,012	427,507

Winmark Corp.#	1,853	68,542

		589,953

Retail-Office Supplies - 0.1%

OfficeMax, Inc.†	64,493	886,134

Retail-Pawn Shops - 0.3%

Cash America International, Inc.#	22,461	959,309
EzCorp, Inc., Class A†	35,100	1,006,668
First Cash Financial Services, Inc.†	22,906	749,943

		2,715,920

Retail-Perfume & Cosmetics - 0.2%

Sally Beauty Holdings, Inc.†	71,680	929,690
Ulta Salon Cosmetics & Fragrance, Inc.†	23,873	996,220

		1,925,910

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	17,756	264,387

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	52,254	2,165,406

Retail-Regional Department Stores - 0.2%

Bon-Ton Stores, Inc.†#	9,076	142,130
Dillard’s, Inc., Class A	30,661	1,298,187
Retail Ventures, Inc.†	17,836	312,130
Stage Stores, Inc.	27,848	485,669

		2,238,116

Retail-Restaurants - 1.3%

AFC Enterprises, Inc.†	19,739	291,940
Biglari Holdings, Inc.†#	1,090	466,258
BJ’s Restaurants, Inc.†#	17,088	614,314
Bob Evans Farms, Inc.	23,163	725,928
Bravo Brio Restaurant Group, Inc.†	8,140	140,252
Buffalo Wild Wings, Inc.†	13,804	731,474
California Pizza Kitchen, Inc.†	14,909	251,068
Caribou Coffee Co., Inc.†	5,611	55,212
Carrols Restaurant Group, Inc.†	9,584	75,905
CEC Entertainment, Inc.	15,610	603,951
Cheesecake Factory, Inc.†	45,932	1,333,865
Cracker Barrel Old Country Store, Inc.	18,114	902,802
Denny’s Corp.†	76,633	298,102
DineEquity, Inc.†	13,626	779,544
Domino’s Pizza, Inc.†	28,126	474,486
Einstein Noah Restaurant Group, Inc.#	4,313	69,396
Jack in the Box, Inc.†	39,260	863,720
Jamba, Inc.†#	45,904	106,038
Krispy Kreme Doughnuts, Inc.†#	45,099	282,771
McCormick & Schmick’s Seafood Restaurants, Inc.†	11,465	117,746
O’Charley’s, Inc.†#	13,832	87,833
Papa John’s International, Inc.†	15,066	439,626
PF Chang’s China Bistro, Inc.	17,610	817,808
Red Robin Gourmet Burgers, Inc.†#	12,050	287,513
Ruby Tuesday, Inc.†#	49,044	655,228
Ruth’s Hospitality Group, Inc.†#	23,142	115,941
Sonic Corp.†	46,512	413,027
Texas Roadhouse, Inc.#	43,650	741,177

		12,742,925

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.#	16,819	234,457
Cabela’s, Inc.†#	30,571	829,391
Hibbett Sports, Inc.†#	21,897	687,785
Zumiez, Inc.†#	15,623	407,291

		2,158,924

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	13,319	88,172

Retail-Video Rentals - 0.1%

Coinstar, Inc.†#	24,116	1,029,271

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	20,874	175,133
Emeritus Corp.†#	17,310	407,304
Five Star Quality Care, Inc.†	24,380	171,148
Sunrise Senior Living, Inc.†#	43,136	491,319

		1,244,904

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	46,561	1,092,321

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	27,268	275,952

Satellite Telecom - 0.3%

DigitalGlobe, Inc.†	20,974	677,041
GeoEye, Inc.†	16,776	747,371
Globalstar, Inc.†#	53,886	71,129
Hughes Communications, Inc.†	6,882	412,232
ICO Global Communications Holdings, Ltd.†	72,633	166,329
Iridium Communications, Inc.†	26,313	247,342
Loral Space & Communications, Inc.†#	8,204	620,715

		2,942,159

Savings & Loans/Thrifts - 1.1%

Abington Bancorp, Inc.	16,103	201,287
Astoria Financial Corp.	65,657	920,511
Bank Mutual Corp.	35,125	162,277
BankFinancial Corp.#	14,760	129,150
Beneficial Mutual Bancorp, Inc.†#	26,804	241,236
Berkshire Hills Bancorp, Inc.#	10,837	244,483
BofI Holding, Inc.†	5,434	82,162
Brookline Bancorp, Inc.#	44,899	466,501
Clifton Savings Bancorp, Inc.#	7,706	87,848
Danvers Bancorp, Inc.#	14,550	317,772
Dime Community Bancshares, Inc.	20,621	320,038
ESB Financial Corp.	6,857	95,038
Essa Bancorp, Inc.#	10,233	133,029
First Financial Holdings, Inc.#	12,764	136,064
Flagstar Bancorp, Inc.†	52,426	91,746
Flushing Financial Corp.	24,063	344,582
Fox Chase Bancorp, Inc.#	4,168	53,517
Heritage Financial Group, Inc.	1,412	18,653
Home Bancorp, Inc.†#	5,583	81,065
Home Federal Bancorp, Inc.#	12,889	143,326
Investors Bancorp, Inc.†	36,541	494,765
Kaiser Federal Financial Group, Inc.	2,141	28,882
Kearny Financial Corp.#	11,690	114,796
Meridian Interstate Bancorp, Inc.†	7,021	91,273
NASB Financial, Inc.†#	2,704	40,776
NewAlliance Bancshares, Inc.	80,618	1,260,866

Northfield Bancorp, Inc.#	13,872	185,746
Northwest Bancshares, Inc.	84,115	1,021,156
OceanFirst Financial Corp.	11,207	155,329
Oritani Financial Corp.	42,265	543,951
Provident Financial Services, Inc.#	45,567	674,847
Provident New York Bancorp.#	30,013	284,523
Rockville Financial, Inc.†#	6,281	101,689
Roma Financial Corp.	6,247	65,594
Territorial Bancorp, Inc.	9,448	186,976
United Financial Bancorp, Inc.	12,915	201,603
ViewPoint Financial Group	10,997	146,040
Waterstone Financial, Inc.†#	5,527	16,194
Westfield Financial, Inc.#	22,846	207,442
WSFS Financial Corp.#	4,522	211,720

		10,304,453

Schools - 0.4%

American Public Education, Inc.†#	13,976	592,862
Bridgepoint Education, Inc.†#	15,051	281,755
Capella Education Co.†	12,750	735,293
Corinthian Colleges, Inc.†#	68,062	356,645
Grand Canyon Education, Inc.†#	23,553	378,732
K12, Inc.†#	19,100	642,524
Learning Tree International, Inc.	4,748	44,204
Lincoln Educational Services Corp.	10,811	167,679
National American University Holdings, Inc.	6,023	45,112
Princeton Review, Inc.†#	14,398	13,246
Universal Technical Institute, Inc.	16,261	299,202

		3,557,254

Seismic Data Collection - 0.2%

Dawson Geophysical Co.†	6,038	301,417
Global Geophysical Services, Inc.†	5,791	81,480
ION Geophysical Corp.†#	96,560	1,237,899
OYO Geospace Corp.†#	3,153	320,597

		1,941,393

Semiconductor Components-Integrated Circuits - 0.9%

Anadigics, Inc.†#	50,370	273,509
Cirrus Logic, Inc.†	52,561	1,227,299
Emulex Corp.†	66,060	726,660
Exar Corp.†	27,866	180,293
Hittite Microwave Corp.†	20,770	1,274,863
Integrated Device Technology, Inc.†	116,740	904,735
MaxLinear, Inc., Class A†	5,766	60,658
Micrel, Inc.#	38,670	519,725
Pericom Semiconductor Corp.†	19,579	196,965
Power Integrations, Inc.#	18,749	746,960
Sigma Designs, Inc.†	24,025	328,662
Standard Microsystems Corp.†#	17,045	452,204
TriQuint Semiconductor, Inc.†	118,013	1,681,685

		8,574,218

Semiconductor Equipment - 1.0%

ATMI, Inc.†	23,947	436,793
Axcelis Technologies, Inc.†	80,448	221,232
Brooks Automation, Inc.†	49,426	620,296
Cabot Microelectronics Corp.†	17,968	877,198
Cohu, Inc.	18,197	267,860
Entegris, Inc.†	99,877	870,927
Formfactor, Inc.†	38,019	373,727
FSI International, Inc.†#	29,709	114,974
Kulicke & Soffa Industries, Inc.†	54,157	519,366
LTX-Credence Corp.†	37,805	337,977
Mattson Technology, Inc.†	38,639	101,234
MKS Instruments, Inc.	38,098	1,143,702
Nanometrics, Inc.†	13,762	247,991
Photronics, Inc.†#	41,246	368,739
Rudolph Technologies, Inc.†	24,087	266,884
Tessera Technologies, Inc.†	38,175	664,627
Ultra Clean Holdings, Inc.†#	16,712	176,646
Ultratech, Inc.†	18,489	457,048
Veeco Instruments, Inc.†#	30,824	1,466,606

		9,533,827

Silver Mining - 0.2%

Hecla Mining Co.†	211,377	2,145,477

Steel Pipe & Tube - 0.1%

Furmanite Corp.†#	28,371	206,257
Mueller Water Products, Inc., Class A#	117,461	476,892
Northwest Pipe Co.†#	7,136	169,408
Omega Flex, Inc.†	2,128	27,813

		880,370

Steel-Producers - 0.0%

Metals USA Holdings Corp.†	8,835	132,083
Shiloh Industries, Inc.	4,022	47,983

		180,066

Steel-Specialty - 0.0%

Universal Stainless & Alloy†	5,233	180,800

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	27,666	629,125

Sugar - 0.0%

Imperial Sugar Co.	9,394	101,455

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	38,516	1,021,444

Telecom Equipment-Fiber Optics - 0.6%

Finisar Corp.†	61,835	2,536,472
Harmonic, Inc.†	85,105	817,859
IPG Photonics Corp.†	19,743	1,123,771
KVH Industries, Inc.†	11,734	172,255
Oclaro, Inc.†	38,144	672,479
Oplink Communications, Inc.†	14,697	399,905
Sycamore Networks, Inc.	14,677	313,354

		6,036,095

Telecom Services - 0.5%

Aviat Networks, Inc.†#	46,092	281,622
Cbeyond, Inc.†#	20,708	289,498
Consolidated Communications Holdings, Inc.#	18,914	345,937
FiberTower Corp.†	38,589	128,116
Global Crossing, Ltd.†#	23,290	366,818
Knology, Inc.†	23,561	327,969
Motricity, Inc.†#	4,324	66,936
Neutral Tandem, Inc.†#	25,126	432,167
NTELOS Holdings Corp.#	22,370	434,425
PAETEC Holding Corp.†	95,703	363,671

Premiere Global Services, Inc.†	46,358	311,062
SAVVIS, Inc.†	28,507	926,192
USA Mobility, Inc.	17,098	255,102
Vonage Holdings Corp.†	85,411	377,517

		4,907,032

Telecommunication Equipment - 0.8%

ADTRAN, Inc.	47,262	2,149,476
Anaren, Inc.†	11,351	240,868
Arris Group, Inc.†	96,428	1,272,850
Comtech Telecommunications Corp.#	21,687	586,633
Network Equipment Technologies, Inc.†#	23,207	84,473
OpNext, Inc.†	33,464	140,214
Plantronics, Inc.	36,693	1,280,219
Preformed Line Products Co.	1,691	120,027
ShoreTel, Inc.†#	34,766	236,061
Sonus Networks, Inc.†	158,325	479,725
Symmetricom, Inc.†	33,881	191,766
Tekelec†	51,943	398,403
UTStarcom, Inc.†	90,296	185,107

		7,365,822

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.#	34,419	350,730
Atlantic Tele-Network, Inc.	7,200	280,728
Cincinnati Bell, Inc.†#	152,970	403,841
General Communication, Inc., Class A†	31,176	376,918
IDT Corp., Class B	10,925	284,378
Shenandoah Telecomunications Co.#	18,333	320,827

		2,017,422

Television - 0.1%

Belo Corp., Class A†	69,343	552,663
Gray Television, Inc.†	37,418	83,068
LIN TV Corp., Class A†	22,189	135,575
Sinclair Broadcast Group, Inc., Class A	34,917	451,826

		1,223,132

Textile-Apparel - 0.1%

Cherokee, Inc.	5,956	101,133
Perry Ellis International, Inc.†	7,770	225,641
Unifi, Inc.†	10,564	200,610

		527,384

Textile-Products - 0.0%

Culp, Inc.†#	6,833	68,672

Theaters - 0.2%

Carmike Cinemas, Inc.†#	7,816	56,119
Cinemark Holdings, Inc.	43,269	868,841
National CineMedia, Inc.	40,291	761,097

		1,686,057

Therapeutics - 0.6%

Alexza Pharmaceuticals, Inc.†#	33,736	42,170
Allos Therapeutics, Inc.†#	60,710	202,772
AVANIR Pharmaceuticals Inc., Class A†#	71,947	271,240
AVI BioPharma, Inc.†	85,253	170,506
Cornerstone Therapeutics, Inc.†	6,070	32,717
Dyax Corp.†#	75,447	129,769
Inspire Pharmaceuticals, Inc.†	45,932	184,647
Isis Pharmaceuticals, Inc.†#	71,586	652,864
MannKind Corp.†#	51,445	192,404
Nabi Biopharmaceuticals†	32,791	185,597
Neurocrine Biosciences, Inc.†	37,859	255,548
Onyx Pharmaceuticals, Inc.†	47,622	1,678,199
Osiris Therapeutics, Inc.†	12,985	86,091
Pharmacyclics, Inc.†	32,991	170,234
Questcor Pharmaceuticals, Inc.†#	41,843	542,285
Spectrum Pharmaceuticals, Inc.†	38,229	259,575
Theravance, Inc.†	47,506	1,082,187

		6,138,805

Tobacco - 0.2%

Alliance One International, Inc.†#	68,805	249,762
Star Scientific, Inc.†#	74,482	134,068
Universal Corp.#	18,369	768,191
Vector Group, Ltd.#	34,475	582,283

		1,734,304

Toys - 0.1%

Jakks Pacific, Inc.†#	21,214	395,429
Leapfrog Enterprises, Inc.†#	26,103	113,287

		508,716

Transactional Software - 0.5%

ACI Worldwide, Inc†	25,861	809,708
Bottomline Technologies, Inc.†	25,242	558,101
Innerworkings, Inc.†#	18,337	149,813
Synchronoss Technologies, Inc.†	17,685	605,888
VeriFone Systems, Inc.†	64,967	2,952,100

		5,075,610

Transport-Air Freight - 0.2%

Air Transport Services Group, Inc.†	41,818	328,271
Atlas Air Worldwide Holdings, Inc.†	19,636	1,340,746

		1,669,017

Transport-Equipment & Leasing - 0.2%

Aircastle, Ltd.	38,564	465,853
Amerco, Inc.†	6,500	627,835
Greenbrier Cos., Inc.†	16,544	413,269
TAL International Group, Inc.#	12,724	443,813
Textainer Group Holdings, Ltd.#	7,340	259,469

		2,210,239

Transport-Marine - 0.6%

Baltic Trading, Ltd.#	12,621	119,521
CAI International, Inc.†	8,272	175,201
DHT Holdings, Inc.	37,594	174,812
Eagle Bulk Shipping, Inc.†#	47,982	197,206
Excel Maritime Carriers, Ltd.†#	30,737	160,447
Genco Shipping & Trading, Ltd.†#	21,566	261,811
General Maritime Corp.#	60,767	170,148
Golar LNG, Ltd.	28,079	535,186
GulfMark Offshore, Inc., Class A†#	17,705	785,748
Horizon Lines, Inc., Class A#	23,514	107,459
International Shipholding Corp.#	4,344	106,167
Knightsbridge Tankers, Ltd.#	18,570	452,922
Nordic American Tanker Shipping, Ltd.#	35,669	873,534

Overseas Shipholding Group, Inc.#	19,443	656,396
Scorpio Tankers, Inc.†	13,299	136,847
Ship Finance International, Ltd.#	33,989	706,631
Teekay Tankers, Ltd., Class A#	29,151	311,624
Ultrapetrol Bahamas, Ltd.†#	17,090	95,191

		6,026,851

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†	29,474	1,535,301
RailAmerica, Inc.†	17,842	267,630

		1,802,931

Transport-Services - 0.3%

Bristow Group, Inc.†	27,329	1,309,606
Echo Global Logistics, Inc.†#	8,218	97,137
Hub Group, Inc., Class A†	28,398	992,794
Pacer International, Inc.†#	26,995	146,583
PHI, Inc.†#	10,229	219,923
Universal Truckload Services, Inc.†#	4,517	72,678

		2,838,721

Transport-Truck - 0.6%

Arkansas Best Corp.#	19,239	456,349
Celadon Group, Inc.†	15,175	221,707
Forward Air Corp.#	22,044	653,164
Heartland Express, Inc.#	38,364	636,459
Knight Transportation, Inc.#	45,179	840,781
Marten Transport, Ltd.#	11,885	253,745
Old Dominion Freight Line, Inc.†	31,769	977,850
P.A.M. Transportation Services, Inc.†	3,548	42,008
Patriot Transportation Holding, Inc.†#	3,375	84,578
Quality Distribution, Inc.†	8,052	81,325
Roadrunner Transportation Systems, Inc.†	8,191	115,411
Saia, Inc.†	12,255	184,805
USA Truck, Inc.†	6,072	77,661
Werner Enterprises, Inc.#	32,739	771,003

		5,396,846

Travel Services - 0.1%

Ambassadors Group, Inc.#	14,731	156,885
Interval Leisure Group, Inc.†	30,268	511,832

		668,717

Ultra Sound Imaging Systems - 0.0%

SonoSite, Inc.†#	10,412	374,311

Veterinary Diagnostics - 0.1%

Neogen Corp.†#	17,151	641,276

Virtual Reality Products - 0.0%

RealD, Inc.†	11,908	267,335

Vitamins & Nutrition Products - 0.1%

Nature’s Sunshine Products, Inc.†	5,869	48,302
Nutraceutical International Corp.†	7,161	105,983
Schiff Nutrition International, Inc.	8,900	76,273
Synutra International, Inc.†#	14,737	180,676
USANA Health Sciences, Inc.†	4,660	162,261
Vitamin Shoppe, Inc.†	12,318	428,543

		1,002,038

Water - 0.3%

American States Water Co.#	14,124	473,719
Artesian Resources Corp., Class A	4,878	95,316
California Water Service Group	14,914	526,166
Connecticut Water Service, Inc.#	6,575	167,597
Consolidated Water Co., Ltd.#	11,235	122,686
Middlesex Water Co.#	11,812	221,711
PICO Holdings, Inc.†#	17,181	510,447
SJW Corp.	10,002	248,250
York Water Co.#	9,737	165,237

		2,531,129

Water Treatment Systems - 0.1%

Energy Recovery, Inc.†#	31,698	107,456
Heckmann Corp.†#	68,536	392,026

		499,482

Web Hosting/Design - 0.4%

NIC, Inc.	42,425	430,190
Rackspace Hosting, Inc.†	73,722	2,721,079
Terremark Worldwide, Inc.†	44,288	840,586

		3,991,855

Web Portals/ISP - 0.1%

EarthLink, Inc.#	82,133	675,954
InfoSpace, Inc.†	27,679	223,093
Local.com Corp.†#	16,378	65,021

		964,068

Wire & Cable Products - 0.2%

Belden, Inc.	35,544	1,301,977
Coleman Cable, Inc.†	6,121	45,234
Encore Wire Corp.	14,295	335,360
Insteel Industries, Inc.#	13,575	167,923

		1,850,494

Wireless Equipment - 0.7%

Aruba Networks, Inc.†	58,656	1,786,075
EMS Technologies, Inc.†	11,822	229,820
Globecomm Systems, Inc.†	16,562	176,385
InterDigital, Inc.#	33,432	1,594,038
Novatel Wireless, Inc.†#	24,141	142,915
Powerwave Technologies, Inc.†	130,419	481,246
RF Micro Devices, Inc.†	204,101	1,530,757
TeleNav, Inc.†	6,215	69,732
Tessco Technologies, Inc.	3,869	46,970
Viasat, Inc.†	25,231	1,049,862

		7,107,800

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	13,224	151,547

Total Common Stock (cost $830,856,681)		944,801,713

EXCHANGE-TRADED FUNDS - 0.0%

Kayne Anderson Energy Development Fund (cost $197,909)	7,890	145,492

WARRANTS - 0.0%
Energy-Alternate Sources - 0.0%

Greenhunter Energy, Inc. Expires 09/14/11† (strike price $ 27.50) (cost $0)	3	0

U.S. CORPORATE BONDS & NOTES - 0.0%
Investment Management/Advisor Services - 0.0%
GAMCO Investors, Inc. Debentures zero coupon due 12/31/15 (cost $16,400)	$16,400	10,538

Total Long-Term Investment Securities (cost $831,070,990)		944,957,743

SHORT-TERM INVESTMENT SECURITIES - 13.5%
Collective Investment Pool - 13.3%
Securities Lending Quality Trust(3)(5)	127,442,055	127,187,058

U.S. Government Treasuries - 0.2%
United States Treasury Bills 0.14% due 03/17/11(4)	2,200,000	2,199,863

Total Short-Term Investment Securities (cost $129,641,918)		129,386,921

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co., Joint Repurchase Agreement(6) (cost $15,933,000)	15,933,000	15,933,000

TOTAL INVESTMENTS (cost $976,645,908) (7)	113.5%	1,090,277,664
Liabilities in excess of other assets	(13.5)	(129,361,742)

NET ASSETS	100.0%	$960,915,922

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs.
(2)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $76,385 representing 0.0% of net assets.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	At February 28, 2011, the Fund had loaned securities with a total value of $124,196,918. This was secured by collateral of $127,442,055, which was received in cash and subsequently invested in short-term investments currently valued at $127,187,058 as reported in the portfolio of investments. The remaining collateral of $415,245 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	1.38% to 8.88%	09/15/12 to 11/15/40

(6)	See Note 3 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2011	Unrealized Appreciation (Depreciation)
191	Long	Russell 2000 Mini Index	March 2011	$14,760,180	$15,717,390	$957,210

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$51,136,968	$—	$—	$51,136,968
Real Estate Investment Trusts	72,204,410	—	—	72,204,410
Other Industries*	821,383,950	—	76,385	821,460,335
Exchange Traded Funds	145,492	—	—	145,492
Warrants	0	—	—	0
U.S. Corporate Bonds & Notes	—	10,538	—	10,538
Short-Term Investment Securities:
Collective Investment Pool	—	127,187,058	—	127,187,058
U.S. Government Treasuries	—	2,199,863	—	2,199,863
Repurchase Agreement	—	15,933,000	—	15,933,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	957,210	—	—	957,210

Total	$945,828,030	$145,330,459	$76,385	$1,091,234,874

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobervable inputs were used to determine in fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain(loss)	6
Change in unrealized appreciation(depreciation)(1)	(35,769)
Net purchases(sales)	48,924
Transfers in and/or out of Level 3(2)	63,224

Balance as of 2/28/2011	$76,385

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock
$(35,769)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.5%
Aerospace/Defense - 0.4%

Esterline Technologies Corp.†	14,200	$1,016,294

Aerospace/Defense-Equipment - 0.9%

Alliant Techsystems, Inc.	13,175	950,840
Curtiss-Wright Corp.	20,711	764,236
GenCorp, Inc.†#	93,321	484,336

		2,199,412

Apparel Manufacturers - 0.7%

Delta Apparel, Inc.†#(3)	35,940	471,892
Hanesbrands, Inc.†	21,875	566,781
Jones Group Inc.	37,913	504,243

		1,542,916

Auto/Truck Parts & Equipment-Original - 0.8%

Modine Manufacturing Co.†	131,234	1,942,263

Auto/Truck Parts & Equipment-Replacement - 0.5%

Commercial Vehicle Group, Inc.†	27,030	425,993
Douglas Dynamics, Inc.	50,188	803,008

		1,229,001

Banks-Commercial - 7.6%

BancorpSouth, Inc.#	60,567	965,438
Bank of Hawaii Corp.	21,750	1,025,730
BOK Financial Corp.	7,775	399,246
First Citizens BancShares, Inc., Class A	28,897	5,837,194
First Commonwealth Financial Corp.	120,907	791,941
FirstMerit Corp.#	50,025	852,926
Fulton Financial Corp.	90,625	986,906
Hancock Holding Co.	7,832	271,536
IBERIABANK Corp.	18,028	1,032,824
Old National Bancorp#	83,593	936,242
Prosperity Bancshares, Inc.#	7,800	318,396
Tower Bancorp, Inc.	8,957	205,384
UMB Financial Corp.#	98,330	3,921,400
Wintrust Financial Corp.	6,640	222,971

		17,768,134

Batteries/Battery Systems - 0.5%

EnerSys†	31,550	1,120,025

Beverages-Wine/Spirits - 0.3%

Central European Distribution Corp.†	35,310	806,834

Building & Construction Products-Misc. - 1.4%

Builders FirstSource, Inc.†	87,031	208,004
Quanex Building Products Corp.	121,254	2,290,488
Simpson Manufacturing Co., Inc.	21,630	625,756
Trex Co., Inc.†#	7,733	231,603

		3,355,851

Building-Heavy Construction - 0.4%

Tutor Perini Corp.#	40,237	958,445

Building-Mobile Home/Manufactured Housing - 0.5%

Cavco Industries, Inc.†#	27,828	1,135,939

Chemicals-Plastics - 0.6%

A. Schulman, Inc.	62,432	1,389,736

Chemicals-Specialty - 0.8%

American Pacific Corp.†(3)	52,148	313,931
Arch Chemicals, Inc.	14,010	503,659
OM Group, Inc.†	28,125	989,719

		1,807,309

Coal - 0.3%

James River Coal Co.†#	33,273	698,733

Coatings/Paint - 0.4%

RPM International, Inc.	44,925	1,031,927

Commercial Services-Finance - 0.3%

Jackson Hewitt Tax Service, Inc.†#	39,760	49,302
Net 1 UEPS Technologies, Inc.†	27,330	278,766
TNS, Inc.†	18,204	343,146

		671,214

Computer Services - 1.1%

CACI International, Inc., Class A†	20,900	1,239,788
DST Systems, Inc.	20,275	1,034,025
Insight Enterprises, Inc.†	11,579	211,780

		2,485,593

Computers-Integrated Systems - 0.6%

NCR Corp.†	71,883	1,372,965

Computers-Memory Devices - 2.3%

Imation Corp.†#	311,119	3,571,646
Quantum Corp.†#	620,208	1,606,339
Spansion, Inc., Class A†	9,113	192,011

		5,369,996

Computers-Periphery Equipment - 0.8%

Lexmark International, Inc., Class A†	23,725	890,399
Synaptics, Inc.†	29,700	876,150

		1,766,549

Consulting Services - 0.1%

CoreLogic, Inc.†	14,672	273,633
FTI Consulting, Inc.†	1,800	59,382

		333,015

Consumer Products-Misc. - 3.5%

Blyth, Inc.#	58,650	2,015,800
Central Garden & Pet Co.†	22,513	205,544
Central Garden and Pet Co., Class A†	42,596	392,309
Helen of Troy, Ltd.†	35,175	982,438
Jarden Corp.	32,501	1,068,308
Prestige Brands Holdings, Inc.†	77,173	850,446
Scotts Miracle-Gro Co., Class A	17,200	966,124
Spectrum Brands Holdings, Inc.†	18,678	536,059
WD-40 Co.	30,258	1,230,290

		8,247,318

Containers-Paper/Plastic - 0.2%

Rock-Tenn Co., Class A#	8,004	549,475

Diagnostic Equipment - 0.1%

Immucor, Inc.†	11,378	221,530

Diagnostic Kits - 0.5%

Alere, Inc.†#	30,321	1,171,603

Disposable Medical Products - 0.2%

ICU Medical, Inc.†#	10,625	446,144

Distribution/Wholesale - 0.4%

Owens & Minor, Inc.#	31,450	981,240

Diversified Manufacturing Operations - 2.4%

Ameron International Corp.	13,086	924,657
Barnes Group, Inc.#	52,475	1,116,668
Brink’s Co.	36,775	1,135,244
Griffon Corp.†	17,877	215,597
Matthews International Corp., Class A	42,314	1,571,965
Tredegar Corp.	36,673	715,857

		5,679,988

Diversified Operations/Commercial Services - 0.6%

Viad Corp.	59,061	1,353,678

E-Commerce/Products - 0.2%

Nutrisystem, Inc.#	37,304	493,532

Electric Products-Misc. - 0.4%

GrafTech International, Ltd.†	48,575	971,986

Electric-Integrated - 5.2%

Allete, Inc.#	140,983	5,329,157
El Paso Electric Co.†	39,203	1,101,604
IDACORP, Inc.	24,700	932,178
MGE Energy, Inc.#	13,095	536,502
NorthWestern Corp.	19,334	574,413
NV Energy, Inc.	74,900	1,100,281
Portland General Electric Co.	67,406	1,578,649
TECO Energy, Inc.	57,725	1,045,400

		12,198,184

Electronic Components-Misc. - 1.5%

AVX Corp.	94,025	1,499,699
Benchmark Electronics, Inc.†	24,913	469,859
Pulse Electronics Corp.	246,000	1,485,840

		3,455,398

Electronic Components-Semiconductors - 2.0%

Amkor Technology, Inc.†#	128,392	946,249
DSP Group, Inc.†	74,972	591,529
Lattice Semiconductor Corp.†	154,990	1,029,134
Microsemi Corp.†	45,900	1,011,177
QLogic Corp.†	54,892	991,349

		4,569,438

Electronic Measurement Instruments - 0.7%

Orbotech, Ltd.†	119,346	1,680,392

Energy-Alternate Sources - 0.2%

BioFuel Energy Corp.†#	421,159	364,218

Engineering/R&D Services - 0.5%

EMCOR Group, Inc.†	33,825	1,077,665

Engines-Internal Combustion - 0.4%

Briggs & Stratton Corp.#	49,356	993,536

Enterprise Software/Service - 0.4%

JDA Software Group, Inc.†	34,454	1,016,393

Finance-Investment Banker/Broker - 1.3%

Investment Technology Group, Inc.†	84,740	1,622,771
Knight Capital Group, Inc., Class A†	96,540	1,352,525
SWS Group, Inc.	33,430	180,188

		3,155,484

Finance-Mortgage Loan/Banker - 0.1%

Deerfield Capital Corp.†#(3)	31,828	205,927

Food-Canned - 0.6%

Del Monte Foods Co.	56,900	1,077,117
Seneca Foods Corp., Class A†#	13,414	377,336

		1,454,453

Food-Misc. - 0.8%

Corn Products International, Inc.	23,125	1,128,962
Snyders-Lance, Inc.	38,404	699,721

		1,828,683

Food-Retail - 0.3%

Winn-Dixie Stores, Inc.†#	94,131	657,034

Food-Wholesale/Distribution - 0.4%

Nash Finch Co.	21,200	855,844

Footwear & Related Apparel - 0.7%

Skechers U.S.A., Inc., Class A†	24,719	513,661
Wolverine World Wide, Inc.	31,350	1,152,426

		1,666,087

Funeral Services & Related Items - 0.9%

Hillenbrand, Inc.	98,192	2,135,676

Gas-Distribution - 0.4%

Vectren Corp.	37,100	976,472

Gold Mining - 1.9%

Aurizon Mines, Ltd.†#	98,772	709,183
Gammon Gold, Inc.†#	125,451	1,111,496
New Gold, Inc.†	120,032	1,153,508
Royal Gold, Inc.	28,633	1,420,769

		4,394,956

Home Furnishings - 0.6%

Furniture Brands International, Inc.†#	75,496	330,673
La-Z-Boy, Inc.†	116,136	1,166,005

		1,496,678

Human Resources - 1.3%

AMN Healthcare Services, Inc.†#	118,580	885,793
Heidrick & Struggles International, Inc.	82,492	2,246,257

		3,132,050

Insurance-Life/Health - 0.5%

Protective Life Corp.	40,650	1,155,680

Insurance-Multi-line - 0.2%

Fortegra Financial Corp.†	33,370	380,418

Insurance-Property/Casualty - 1.1%

Hanover Insurance Group, Inc.	21,900	1,017,693
Stewart Information Services Corp.#	131,452	1,465,690

		2,483,383

Insurance-Reinsurance - 1.7%

Argo Group International Holdings, Ltd.	27,375	1,042,714
Aspen Insurance Holdings, Ltd.#	32,600	963,330
Platinum Underwriters Holdings, Ltd.	20,350	848,595
Validus Holdings, Ltd.#	37,533	1,161,646

		4,016,285

Internet Application Software - 0.4%

S1 Corp.†	126,419	825,516

Investment Companies - 0.8%

Apollo Investment Corp.	88,000	1,088,560
Kohlberg Capital Corp.#	86,221	719,945

		1,808,505

Investment Management/Advisor Services - 0.9%

Waddell & Reed Financial, Inc., Class A	29,425	1,188,181
Westwood Holdings Group, Inc.#(3)	25,677	963,658

		2,151,839

Machinery-Electrical - 0.5%

Franklin Electric Co., Inc.	27,399	1,164,458

Machinery-General Industrial - 1.4%

Kadant, Inc.†	122,089	3,176,756

Medical Products - 0.7%

Haemonetics Corp.†	3,419	210,782
Teleflex, Inc.	18,075	1,055,399
West Pharmaceutical Services, Inc.	8,994	369,743

		1,635,924

Medical Sterilization Products - 0.4%

STERIS Corp.	28,325	958,801

Medical-Biomedical/Gene - 0.8%

Cambrex Corp.†	137,757	754,908
Charles River Laboratories International, Inc.†	29,250	1,065,870

		1,820,778

Medical-Drugs - 0.4%

Lannett Co., Inc.†	84,778	480,691
PharMerica Corp.†#	29,425	345,744

		826,435

Medical-Generic Drugs - 0.1%

Par Pharmaceutical Cos., Inc.†	8,419	259,979

Medical-HMO - 0.6%

Healthspring, Inc.†	36,500	1,373,860

Medical-Hospitals - 0.4%

LifePoint Hospitals, Inc.†	26,900	1,048,562

Medical-Outpatient/Home Medical - 1.0%

Amedisys, Inc.†	34,078	1,224,082
Amsurg Corp.†	47,500	1,122,425

		2,346,507

Metal Processors & Fabrication - 2.8%

Mueller Industries, Inc.	196,025	6,660,929

Miscellaneous Manufacturing - 0.0%

John Bean Technologies Corp.	5,292	100,389

Networking Products - 1.1%

ADPT Corp.†	477,479	1,422,887
Anixter International, Inc.#	15,472	1,108,105

		2,530,992

Non-Ferrous Metals - 0.4%

Thompson Creek Metals Co., Inc.†	76,100	1,002,998

Office Supplies & Forms - 0.6%

ACCO Brands Corp.†#	163,752	1,400,080

Oil & Gas Drilling - 1.3%

Atwood Oceanics, Inc.†	66,046	3,006,414

Oil Companies-Exploration & Production - 3.4%

Bill Barrett Corp.†#	16,006	622,313
Comstock Resources, Inc.†#	81,174	2,155,170
Contango Oil & Gas Co.†	19,975	1,224,068
Stone Energy Corp.†	67,989	2,058,707
Swift Energy Co.†	12,638	542,802
W&T Offshore, Inc.	52,314	1,335,576

		7,938,636

Oil Field Machinery & Equipment - 0.2%

Complete Production Services, Inc.†	18,635	536,874

Oil Refining & Marketing - 0.4%

Tesoro Corp.†	43,607	1,036,974

Oil-Field Services - 1.8%

Cal Dive International, Inc.†	342,490	2,356,331
Superior Energy Services, Inc.†	32,625	1,249,864
Willbros Group, Inc.†	48,773	554,061

		4,160,256

Paper & Related Products - 2.2%

Clearwater Paper Corp.†	11,954	947,952
Neenah Paper, Inc.	112,636	2,193,023
P.H. Glatfelter Co.	59,191	728,641
Schweitzer-Mauduit International, Inc.	14,164	776,612
Wausau Paper Corp.	56,223	451,471

		5,097,699

Physicians Practice Management - 0.5%

Mednax, Inc.†	16,600	1,077,838

Precious Metals - 0.3%

Minefinders Corp.†	55,414	638,369

Printing-Commercial - 0.1%

Cenveo, Inc.†#	22,686	126,815

Private Corrections - 0.4%

Geo Group, Inc.†	36,914	938,723

Publishing-Books - 0.3%

Courier Corp.#	56,679	808,809

Publishing-Newspapers - 0.4%

AH Belo Corp.† Class A	134,380	966,192

Publishing-Periodicals - 0.1%

Dex One Corp.†#	22,519	118,675

Racetracks - 0.4%

International Speedway Corp., Class A	31,500	873,180

Real Estate Investment Trusts - 3.0%

Anworth Mortgage Asset Corp.	123,000	878,220
CBL & Associates Properties, Inc.#	57,700	1,029,945
CommonWealth REIT	36,643	1,052,021
Hospitality Properties Trust	41,625	957,375
Medical Properties Trust, Inc.	84,717	993,730
Omega Healthcare Investors, Inc.	47,075	1,128,388
Pennsylvania Real Estate Investment Trust	69,325	1,001,053

		7,040,732

Recreational Centers - 0.3%

Life Time Fitness, Inc.†#	15,255	585,029

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.#	43,875	1,032,818

Retail-Apparel/Shoe - 1.9%

Christopher & Banks Corp.	67,091	409,926
Genesco, Inc.†	47,295	1,869,099
Kenneth Cole Productions, Inc., Class A†	89,234	1,160,042
Men’s Wearhouse, Inc.#	33,336	890,071

		4,329,138

Retail-Arts & Crafts - 0.1%

A.C. Moore Arts & Crafts, Inc.†	48,163	154,844

Retail-Convenience Store - 0.6%

Casey’s General Stores, Inc.	33,778	1,387,262

Retail-Hair Salons - 0.4%

Regis Corp.#	58,375	1,023,314

Retail-Jewelry - 0.1%

Zale Corp.†#	32,496	133,884

Retail-Restaurants - 1.9%

Brinker International, Inc.	46,950	1,109,898
Denny’s Corp.†	386,334	1,502,839
Sonic Corp.†	103,568	919,684
Wendy’s/Arby’s Group, Inc., Class A	188,098	895,347

		4,427,768

Rubber-Tires - 0.4%

Cooper Tire & Rubber Co.	42,225	990,599

Rubber/Plastic Products - 0.1%

Plastec Technologies, Ltd.†	19,280	134,960

Savings & Loans/Thrifts - 0.6%

Provident New York Bancorp.#	37,988	360,126
Washington Federal, Inc.	58,125	1,032,881

		1,393,007

Semiconductor Components-Integrated Circuits - 0.5%

Exar Corp.†	194,650	1,259,386

Semiconductor Equipment - 0.8%

ATMI, Inc.†	98,212	1,791,387

Telecom Services - 0.2%

Aviat Networks, Inc.†	65,902	402,661

Telecommunication Equipment - 0.8%

Arris Group, Inc.†	75,238	993,142
Plantronics, Inc.	28,025	977,792

		1,970,934

Textile-Products - 0.2%

Dixie Group, Inc.†#(3)	92,309	444,929

Tobacco - 0.4%

Universal Corp.#	21,259	889,051
Vector Group, Ltd.#	8,682	146,639

		1,035,690

Toys - 0.4%

Jakks Pacific, Inc.†#	47,475	884,934

Transactional Software - 0.6%

ACI Worldwide, Inc†	44,205	1,384,059

Transport-Equipment & Leasing - 0.7%

Aircastle, Ltd.	54,454	657,804
GATX Corp.#	29,500	1,023,355

		1,681,159

Transport-Marine - 1.3%

Diana Containerships, Inc.†	1,642	19,704
Diana Shipping, Inc.†	82,675	1,030,130
Frontline, Ltd.#	33,025	891,345
Horizon Lines, Inc., Class A#	85,152	389,145
Tidewater, Inc.#	10,481	652,023

		2,982,347

Transport-Services - 0.4%

Ryder System, Inc.	20,300	970,949

Transport-Truck - 0.5%

Arkansas Best Corp.#	52,501	1,245,324

Web Portals/ISP - 0.8%

EarthLink, Inc.	227,629	1,873,387

Wire & Cable Products - 0.5%

General Cable Corp.†#	29,275	1,271,121

Total Common Stock (cost $202,939,810)		225,719,363

CONVERTIBLE BONDS & NOTES - 0.1%
Computers-Memory Devices - 0.1%

Quantum Corp. Senior Sub. Notes 3.50% due 11/15/15* (cost $98,000)	$98,000	92,904

WARRANTS† - 0.0%
Rubber/Plastic Products - 0.0%

Plastec Technologies, Ltd. Expires 11/18/14 (strike price $11.50) (cost $0)	19,280	4,242

Total Long-Term Investment Securities (cost $203,037,810)		225,816,509

SHORT-TERM INVESTMENT SECURITIES - 15.5%
Collective Investment Pool - 12.1%

Securities Lending Quality Trust(1)	28,467,503	28,402,176

Time Deposits - 3.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	7,830,000	7,830,000

Total Short-Term Investment Securities (cost $36,297,503)		36,232,176

TOTAL INVESTMENTS (cost $239,335,313) (2)	112.1%	262,048,685
Liabilities in excess of other assets	(12.1)	(28,209,183)

NET ASSETS	100.0%	$233,839,502

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2011, the aggregate value of these securities was $92,904 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Illiquid security. At February 28, 2011, the aggregate value of these securities was $2,400,337 representing 1.0% of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$17,768,134	$—	$—	$17,768,134
Electric-Integrated	12,198,184	—	—	12,198,184
Other Industries*	195,753,045	—	—	195,753,045
Convertible Bonds & Notes	—	92,904	—	92,904
Warrants	4,242	—	—	4,242
Short-Term Investment Securities:
Collective Investment Pool	—	28,402,176	—	28,402,176
Time Deposits	—	7,830,000	—	7,830,000

Total	$225,723,605	$36,325,080	$—	$262,048,685

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobervable inputs were used to determine in fair value:

Common Stock
Balance as of 5/31/2010	$205,165
Accrued discounts/premiums	—
Realized gain(loss)	(867,523)
Change in unrealized appreciation(depreciation)(1)	779,635
Net purchases(sales)	(117,277)
Transfers in and/or out of Level 3	—

Balance as of 2/28/2011	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2011 includes:

Common Stock
$—

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.0%
Advanced Materials - 1.4%

Hexcel Corp.†#	43,814	812,750
STR Holdings, Inc.†#	42,500	769,675

		1,582,425

Aerospace/Defense-Equipment - 0.8%

BE Aerospace, Inc.†	29,200	984,624

Agricultural Chemicals - 1.5%

Intrepid Potash, Inc.†#	43,762	1,689,213

Applications Software - 0.3%

RealPage, Inc.†#	11,901	295,145

Audio/Video Products - 0.5%

DTS, Inc.†	11,700	530,595

Auto-Heavy Duty Trucks - 0.9%

Navistar International Corp.†#	17,600	1,090,848

Auto/Truck Parts & Equipment-Original - 0.6%

Titan International, Inc.#	26,700	641,334

B2B/E-Commerce - 0.2%

SPS Commerce, Inc.†#	18,400	285,200

Banks-Commercial - 2.0%

SVB Financial Group†#	20,300	1,099,854
Texas Capital Bancshares, Inc.†#	23,200	585,568
Wintrust Financial Corp.	19,000	638,020

		2,323,442

Batteries/Battery Systems - 0.7%

EnerSys†	23,800	844,900

Building & Construction Products-Misc. - 0.4%

Interline Brands, Inc.†	23,555	516,090

Casino Services - 0.5%

Shuffle Master, Inc.†	56,200	528,842

Cellular Telecom - 0.9%

NII Holdings, Inc.†	26,050	1,067,008

Chemicals-Diversified - 0.8%

Rockwood Holdings, Inc.†	19,570	910,984

Chemicals-Specialty - 0.6%

Cytec Industries, Inc.	13,000	738,790

Commercial Services - 1.1%

HMS Holdings Corp.†	8,300	627,148
Steiner Leisure, Ltd.†	14,000	660,240

		1,287,388

Commercial Services-Finance - 1.8%

Dollar Financial Corp.†#	38,116	815,301
Moody’s Corp.#	40,650	1,296,735

		2,112,036

Communications Software - 1.1%

SolarWinds, Inc.†#	58,850	1,321,182

Computer Aided Design - 1.1%

ANSYS, Inc.†#	22,350	1,258,752

Computer Services - 1.2%

LivePerson, Inc.†#	40,870	409,926
Syntel, Inc.#	19,850	1,045,103

		1,455,029

Computers-Integrated Systems - 0.4%

Radiant Systems, Inc.†	27,800	476,770

Computers-Memory Devices - 0.1%

Quantum Corp.†#	37,900	98,161

Consumer Products-Misc. - 0.2%

SodaStream International, Ltd.†	6,300	278,649

Cosmetics & Toiletries - 0.7%

Elizabeth Arden, Inc.†	27,800	808,702

Data Processing/Management - 0.5%

Pegasystems, Inc.#	15,450	622,326

Dental Supplies & Equipment - 1.0%

Sirona Dental Systems, Inc.†#	22,250	1,122,735

Diversified Manufacturing Operations - 0.6%

Barnes Group, Inc.#	31,700	674,576

Drug Delivery Systems - 0.4%

Nektar Therapeutics†#	47,700	457,443

E-Commerce/Services - 0.4%

NetFlix, Inc.†#	2,300	475,341

E-Marketing/Info - 1.6%

comScore, Inc.†#	31,947	879,501
Constant Contact, Inc.†#	33,229	961,315

		1,840,816

Electronic Components-Semiconductors - 3.7%

Cavium Networks, Inc.†	38,300	1,653,794
Inphi Corp.†	22,648	543,326
Mellanox Technologies, Ltd.†	19,400	510,220
Netlogic Microsystems, Inc.†#	14,800	612,572
Silicon Image, Inc.†	48,300	388,332
Volterra Semiconductor Corp.†#	26,100	658,503

		4,366,747

Electronic Measurement Instruments - 1.0%

National Instruments Corp.	38,025	1,183,718

Engines-Internal Combustion - 0.8%

Briggs & Stratton Corp.#	47,500	956,175

Enterprise Software/Service - 2.1%

Concur Technologies, Inc.†#	13,900	723,217
Taleo Corp., Class A†	30,800	994,532
Ultimate Software Group†#	13,451	718,821

		2,436,570

Filtration/Separation Products - 0.7%

Polypore International, Inc.†#	13,006	760,071

Finance-Consumer Loans - 0.7%

Portfolio Recovery Associates, Inc.†#	9,900	825,165

Finance-Investment Banker/Broker - 1.3%

Evercore Partners, Inc., Class A	18,700	644,776
Stifel Financial Corp.†#	11,753	843,160

		1,487,936

Finance-Other Services - 0.5%

Higher One Holdings, Inc.†#	20,100	377,679
MarketAxess Holdings, Inc.	7,000	149,730

		527,409

Food-Misc. - 1.4%

Diamond Foods, Inc.#	32,450	1,653,327

Footwear & Related Apparel - 2.1%

CROCS, Inc.†#	63,600	1,122,540
Deckers Outdoor Corp.†	6,900	608,718
Iconix Brand Group, Inc.†#	32,400	716,040

		2,447,298

Gambling (Non-Hotel) - 0.5%

Pinnacle Entertainment, Inc.†#	45,500	597,415

Home Furnishings - 1.0%

Tempur-Pedic International, Inc.†#	24,850	1,166,459

Hotels/Motels - 1.7%

Gaylord Entertainment Co.†	16,300	587,289
Intercontinental Hotels Group PLC ADR#	61,300	1,370,668

		1,957,957

Human Resources - 0.9%

TrueBlue, Inc.†#	61,950	1,000,493

Industrial Automated/Robotic - 0.3%

Cognex Corp.#	12,950	361,435

Instruments-Controls - 1.0%

Sensata Technologies Holding NV†	34,850	1,153,535

Internet Application Software - 0.7%

Lionbridge Technologies, Inc.†#	81,700	300,656
Vocus, Inc.†	22,532	547,528

		848,184

Internet Connectivity Services - 0.5%

Cogent Communications Group, Inc.†#	35,600	524,744

Internet Content-Information/News - 0.2%

Dice Hloldings, Inc.†#	19,800	271,854

Internet Infrastructure Software - 1.0%

F5 Networks, Inc.†#	5,100	601,851
support.com, Inc.†#	90,591	505,498

		1,107,349

Internet Security - 0.2%

Sourcefire, Inc.†#	9,700	262,870

Intimate Apparel - 0.6%

Warnaco Group, Inc.†	11,800	692,778

Lasers-System/Components - 1.0%

Rofin-Sinar Technologies, Inc.†#	31,100	1,206,058

Machine Tools & Related Products - 0.9%

Kennametal, Inc.#	27,350	1,051,881

Machinery-Farming - 1.1%

AGCO Corp.†#	23,800	1,303,764

Machinery-General Industrial - 1.1%

Roper Industries, Inc.#	14,700	1,236,711

Medical Instruments - 2.6%

Dexcom, Inc.†#	50,410	737,498
Edwards Lifesciences Corp.†	6,900	586,776
Natus Medical, Inc.†	31,783	504,079
NuVasive, Inc.†	20,800	555,984
Volcano Corp.†	24,200	635,008

		3,019,345

Medical Labs & Testing Services - 1.0%

Covance, Inc.†#	20,800	1,173,744

Medical Products - 2.5%

American Medical Systems Holdings, Inc.†#	22,800	499,548
Cooper Cos., Inc.#	9,500	587,290
Cyberonics, Inc.†#	32,750	1,081,732
Zoll Medical Corp.†#	16,500	763,620

		2,932,190

Medical-Biomedical/Gene - 3.4%

Alexion Pharmaceuticals, Inc.†#	21,300	2,050,764
Exact Sciences Corp.†#	52,900	287,247
Incyte Corp., Ltd.†#	34,800	476,064
United Therapeutics Corp.†#	16,450	1,109,223

		3,923,298

Medical-Drugs - 0.2%

Pharmasset, Inc.†#	5,500	275,000

Medical-Generic Drugs - 0.8%

Par Pharmaceutical Cos., Inc.†	28,350	875,448

Medical-HMO - 0.5%

Coventry Health Care, Inc.†	18,500	558,700

Metal Processors & Fabrication - 0.5%

RBC Bearings, Inc.†#	15,800	571,802

Networking Products - 0.8%

Acme Packet, Inc.†#	7,600	571,824
LogMeIn, Inc.†#	10,400	373,256

		945,080

Non-Ferrous Metals - 0.7%

Materion Corp.	18,252	798,890

Office Furnishings-Original - 1.1%

Interface, Inc., Class A#	40,200	670,134
Steelcase, Inc., Class A	60,700	589,397

		1,259,531

Oil Companies-Exploration & Production - 4.4%

Berry Petroleum Co., Class A#	25,250	1,312,747
Georesources, Inc.†#	16,400	516,108
Goodrich Petroleum Corp.†#	42,900	872,586
Newfield Exploration Co.†	9,600	698,784
Petrohawk Energy Corp.†#	22,400	483,840
Whiting Petroleum Corp.†	19,200	1,254,528

		5,138,593

Oil Field Machinery & Equipment - 0.9%

Dril-Quip, Inc.†	14,350	1,100,645

Oil-Field Services - 0.9%

Matrix Service Co.†#	45,290	632,248
Willbros Group, Inc.†	38,997	443,006

		1,075,254

Pharmacy Services - 1.5%

Catalyst Health Solutions, Inc.†#	25,400	1,148,334
SXC Health Solutions Corp.†	11,600	572,460

		1,720,794

Physicians Practice Management - 0.5%

IPC The Hospitalist Co., Inc.†#	14,600	595,680

Platinum - 1.0%

Stillwater Mining Co.†#	48,600	1,160,082

Printing-Commercial - 1.5%

Consolidated Graphics, Inc.†	11,200	610,848
VistaPrint NV†#	22,500	1,152,225

		1,763,073

Retail-Apparel/Shoe - 3.9%

Children’s Place Retail Stores, Inc.†#	11,700	534,690
DSW, Inc., Class A†#	43,950	1,784,809
Genesco, Inc.†#	12,500	494,000
Lululemon Athletica, Inc.†#	7,850	609,082
Urban Outfitters, Inc.†	30,450	1,168,671

		4,591,252

Retail-Catalog Shopping - 0.8%

MSC Industrial Direct Co., Class A	15,100	954,169

Retail-Perfume & Cosmetics - 0.5%

Ulta Salon Cosmetics & Fragrance, Inc.†#	14,400	600,912

Retail-Petroleum Products - 0.9%

World Fuel Services Corp.#	25,504	1,056,886

Retail-Restaurants - 1.5%

Buffalo Wild Wings, Inc.†	21,500	1,139,285
Texas Roadhouse, Inc.#	34,200	580,716

		1,720,001

Retail-Sporting Goods - 0.5%

Hibbett Sports, Inc.†#	19,200	603,072

Retail-Video Rentals - 0.2%

Coinstar, Inc.†#	6,800	290,224

Schools - 0.3%

K12, Inc.†	8,900	299,396

Seismic Data Collection - 1.2%

ION Geophysical Corp.†#	110,100	1,411,482

Semiconductor Components-Integrated Circuits - 1.6%

Power Integrations, Inc.#	47,050	1,874,472

Semiconductor Equipment - 1.0%

Varian Semiconductor Equipment Associates, Inc.†	23,900	1,140,269

Steel-Producers - 0.3%

Carpenter Technology Corp.#	9,200	382,536

Telecom Equipment-Fiber Optics - 1.6%

Ciena Corp.†#	25,700	708,549
Finisar Corp.†	27,250	1,117,795

		1,826,344

Telecommunication Equipment - 0.5%

ADTRAN, Inc.#	13,700	623,076

Theaters - 0.6%

National CineMedia, Inc.#	35,657	673,561

Therapeutics - 0.1%

Theravance, Inc.†	5,900	134,402

Transactional Software - 0.5%

Innerworkings, Inc.†#	73,013	596,516

Transport-Rail - 1.1%

Kansas City Southern†#	22,900	1,232,936

Transport-Truck - 0.7%

Forward Air Corp.#	15,789	467,828
Knight Transportation, Inc.#	21,700	403,837

		871,665

Virtual Reality Products - 0.4%

RealD, Inc.†#	18,300	410,835

Vitamins & Nutrition Products - 0.5%

Vitamin Shoppe, Inc.†#	17,846	620,862

Web Hosting/Design - 1.2%

Equinix, Inc.†#	8,400	726,096
NIC, Inc.#	70,673	716,624

		1,442,720

Wire & Cable Products - 0.5%

General Cable Corp.†	12,650	549,263

Wireless Equipment - 0.5%

Aruba Networks, Inc.†	20,200	615,090

Total Common Stock
(cost $88,776,555)		113,116,339

EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 2000 Growth Index Fund	19,085	1,754,866

(cost $1,669,782)
Total Long-Term Investment Securities
(cost $90,446,337)		114,871,205

SHORT-TERM INVESTMENT SECURITIES - 13.2%
Collective Investment Pool - 12.2%

Securities Lending Quality Trust(1)(3)	14,328,075	14,300,606

Time Deposits - 1.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/11	$1,131,000	1,131,000

Total Short-Term Investment Securities
(cost $15,459,074)		15,431,606

REPURCHASE AGREEMENT - 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/2011, to be repurchased 03/01/11 in the amount of $514,000 and collateralized by $525,000 of United State Treasury Bills, bearing interest at 0.04%, due 05/26/11 and having an approximate value of $524,738

(cost $514,000)	514,000	514,000

TOTAL INVESTMENTS
(cost $106,419,411)(2)	112.2%	130,816,811
Liabilities in excess of other assets	(12.2)	(14,228,392)

NET ASSETS	100.0%	$116,588,419

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At February 28, 2011, the Fund had loaned securities with a total value of $14,367,035. This was secured by collateral of $14,328,075, which was received in cash and subsequently invested in short-term investments currently valued at $14,300,606 as reported in the portfolio of investments. The remaining collateral of $370,266 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon	Maturity Date

U.S. Treasury Notes/Bonds	2.63%	01/31/18

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$113,116,339	$—	$—	$113,116,339
Exchange Traded Funds	1,754,866	—	—	1,754,866
Short-Term Investment Securities
Collective Investment Pool	—	14,300,606	—	14,300,606
Time Deposits	—	1,131,000	—	1,131,000
Repurchase Agreement	—	514,000	—	514,000

Total	$114,871,205	$15,945,606	$—	$130,816,811

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.4%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	142,500	$1,881,000
Omnicom Group, Inc.	87,800	4,469,020

		6,350,020

Aerospace/Defense - 1.3%

Boeing Co.	213,900	15,402,939
General Dynamics Corp.	110,100	8,380,812
Lockheed Martin Corp.	86,100	6,815,676
Northrop Grumman Corp.	85,100	5,674,468
Raytheon Co.	106,300	5,443,623
Rockwell Collins, Inc.#	45,700	2,944,908

		44,662,426

Aerospace/Defense-Equipment - 0.7%

Goodrich Corp.	36,600	3,156,018
United Technologies Corp.	269,200	22,488,968

		25,644,986

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	20,700	2,924,496
Monsanto Co.	156,400	11,243,596

		14,168,092

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	186,300	6,926,634

Airlines - 0.1%

Southwest Airlines Co.	217,800	2,576,574

Apparel Manufacturers - 0.3%

Coach, Inc.	86,400	4,745,088
Polo Ralph Lauren Corp.	18,800	2,382,148
VF Corp.	25,300	2,420,451

		9,547,687

Appliances - 0.1%

Whirlpool Corp.#	22,200	1,831,500

Applications Software - 2.1%

Citrix Systems, Inc.†	54,700	3,837,752
Compuware Corp.†	63,900	719,514
Intuit, Inc.†	81,500	4,285,270
Microsoft Corp.	2,195,000	58,343,100
Red Hat, Inc.†	55,600	2,295,168
Salesforce.com, Inc.†#	34,500	4,563,315

		74,044,119

Athletic Footwear - 0.3%

NIKE, Inc., Class B#	111,500	9,926,845

Audio/Video Products - 0.0%

Harman International Industries, Inc.	20,300	987,392

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.†	1,092,300	16,439,115

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	106,300	5,328,819

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	196,600	8,021,280

Banks-Commercial - 0.4%

BB&T Corp.	202,300	5,583,480
First Horizon National Corp.#	76,100	875,150
M&T Bank Corp.#	34,800	3,064,140
Marshall & Ilsley Corp.	153,900	1,195,803
Regions Financial Corp.	366,200	2,797,768
Zions Bancorporation#	51,900	1,212,384

		14,728,725

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	361,700	10,992,063
Northern Trust Corp.#	70,600	3,640,842
State Street Corp.	146,400	6,547,008

		21,179,913

Banks-Super Regional - 2.7%

Capital One Financial Corp.	133,200	6,629,364
Comerica, Inc.#	51,500	2,003,350
Fifth Third Bancorp	267,600	3,906,960
Huntington Bancshares, Inc.	251,700	1,721,628
KeyCorp	256,700	2,346,238
PNC Financial Services Group, Inc.	153,300	9,458,610
SunTrust Banks, Inc.#	145,800	4,398,786
US Bancorp	559,300	15,509,389
Wells Fargo & Co.	1,530,300	49,367,478

		95,341,803

Beverages-Non-alcoholic - 2.2%

Coca-Cola Co.	677,000	43,273,840
Coca-Cola Enterprises, Inc.	98,800	2,598,440
Dr Pepper Snapple Group, Inc.	66,200	2,387,172
PepsiCo, Inc.	462,100	29,306,382

		77,565,834

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	30,300	2,095,245
Constellation Brands, Inc., Class A†	52,000	1,056,640

		3,151,885

Brewery - 0.1%

Molson Coors Brewing Co., Class B	46,100	2,108,153

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	82,900	3,573,819
Scripps Networks Interactive Inc., Class A#	26,300	1,366,022

		4,939,841

Building Products-Wood - 0.0%

Masco Corp.#	104,500	1,420,155

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	81,800	968,512
Lennar Corp., Class A#	46,400	935,424
Pulte Group, Inc.†#	98,100	676,890

		2,580,826

Cable/Satellite TV - 1.2%

Cablevision Systems Corp., Class A	70,000	2,579,500
Comcast Corp., Class A	813,500	20,955,760
DIRECTV, Class A†	243,100	11,175,307
Time Warner Cable, Inc.	103,700	7,485,066

		42,195,633

Casino Hotels - 0.1%

Wynn Resorts, Ltd.	22,000	2,704,460

Casino Services - 0.0%

International Game Technology#	86,900	1,430,374

Cellular Telecom - 0.1%

MetroPCS Communications, Inc.†	76,500	1,101,600

Sprint Nextel Corp.†#	870,900	3,805,833

		4,907,433

Chemicals-Diversified - 0.9%

Dow Chemical Co.	338,400	12,574,944
E.I. du Pont de Nemours & Co.	266,200	14,606,394
FMC Corp.	21,100	1,633,984
PPG Industries, Inc.	47,500	4,198,050

		33,013,372

Chemicals-Specialty - 0.2%

Eastman Chemical Co.#	21,000	1,961,610
Ecolab, Inc.	67,700	3,292,928
International Flavors & Fragrances, Inc.	23,300	1,326,935
Sigma-Aldrich Corp.#	35,400	2,261,706

		8,843,179

Coal - 0.3%

Consol Energy, Inc.	65,800	3,336,718
Massey Energy Co.	29,800	1,887,234
Peabody Energy Corp.	78,600	5,147,514

		10,371,466

Coatings/Paint - 0.1%

Sherwin-Williams Co.	26,100	2,143,332

Commercial Services - 0.1%

Iron Mountain, Inc.#	58,300	1,515,800
Quanta Services, Inc.†#	62,800	1,432,468

		2,948,268

Commercial Services-Finance - 1.0%

Automatic Data Processing, Inc.	143,800	7,190,000
Equifax, Inc.	36,000	1,287,000
H&R Block, Inc.#	89,900	1,365,581
Mastercard, Inc., Class A	28,200	6,783,792
Moody’s Corp.#	59,400	1,894,860
Paychex, Inc.	93,800	3,154,494
Total System Services, Inc.#	47,600	844,900
Visa, Inc., Class A	142,100	10,380,405
Western Union Co.	191,200	4,204,488

		37,105,520

Computer Aided Design - 0.1%

Autodesk, Inc.†	66,300	2,787,915

Computer Services - 1.9%

Cognizant Technology Solutions Corp., Class A†	88,500	6,802,995
Computer Sciences Corp.	45,000	2,165,850
International Business Machines Corp.	362,200	58,632,936

		67,601,781

Computers - 3.7%

Apple, Inc.†	267,400	94,448,354
Dell, Inc.†	489,600	7,750,368
Hewlett-Packard Co.	661,200	28,848,156

		131,046,878

Computers-Integrated Systems - 0.1%

Teradata Corp.†	48,800	2,333,616

Computers-Memory Devices - 0.8%

EMC Corp.†	600,700	16,345,047
NetApp, Inc.†	105,400	5,444,964
SanDisk Corp.†	68,400	3,392,640
Western Digital Corp.†	67,000	2,048,860

		27,231,511

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†	22,900	859,437

Consulting Services - 0.0%

SAIC, Inc.†#	85,600	1,398,704

Consumer Products-Misc. - 0.4%

Clorox Co.#	40,700	2,757,832
Fortune Brands, Inc.	44,500	2,752,770
Kimberly-Clark Corp.	118,900	7,835,510

		13,346,112

Containers-Metal/Glass - 0.1%

Ball Corp.	51,400	1,855,540
Owens-Illinois, Inc.†	47,700	1,454,373

		3,309,913

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	31,500	1,034,775
Sealed Air Corp.	46,600	1,282,432

		2,317,207

Cosmetics & Toiletries - 1.9%

Avon Products, Inc.	125,100	3,479,031
Colgate-Palmolive Co.	140,700	11,047,764
Estee Lauder Cos., Inc., Class A	33,100	3,124,971
Procter & Gamble Co.	816,100	51,455,105

		69,106,871

Cruise Lines - 0.1%

Carnival Corp.	125,600	5,359,352

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.	14,500	1,171,600
Fidelity National Information Services, Inc.	77,200	2,500,508
Fiserv, Inc.†	43,400	2,745,918

		6,418,026

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	41,400	1,547,118
Patterson Cos., Inc.	28,200	941,316

		2,488,434

Dialysis Centers - 0.1%

DaVita, Inc.†	28,300	2,246,171

Disposable Medical Products - 0.1%

C.R. Bard, Inc.#	27,100	2,649,296

Distribution/Wholesale - 0.2%

Fastenal Co.	43,000	2,671,590
Genuine Parts Co.	45,900	2,418,471
WW Grainger, Inc.#	16,900	2,251,249

		7,341,310

Diversified Banking Institutions - 4.9%

Bank of America Corp.	2,940,300	42,016,887
Citigroup, Inc.†	8,469,500	39,637,260
Goldman Sachs Group, Inc.	149,100	24,419,598

JPMorgan Chase & Co.	1,139,700	53,212,593
Morgan Stanley	441,100	13,091,848

		172,378,186

Diversified Manufacturing Operations - 4.0%

3M Co.	208,400	19,220,732
Danaher Corp.	156,300	7,908,780
Dover Corp.	54,500	3,501,625
Eaton Corp.	49,100	5,439,298
General Electric Co.	3,106,400	64,985,888
Honeywell International, Inc.	227,500	13,174,525
Illinois Tool Works, Inc.	144,600	7,822,860
Ingersoll-Rand PLC	94,500	4,280,850
ITT Corp.	53,500	3,099,255
Leggett & Platt, Inc.	42,700	984,662
Parker Hannifin Corp.	47,000	4,191,460
Textron, Inc.#	80,100	2,169,909
Tyco International, Ltd.	142,700	6,470,018

		143,249,862

Diversified Operations - 0.1%

Leucadia National Corp.#	57,500	1,904,975

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	103,400	17,918,186

E-Commerce/Services - 0.6%

eBay, Inc.†	334,500	11,207,422
Expedia, Inc.#	59,000	1,171,740
NetFlix, Inc.†#	12,600	2,604,042
priceline.com, Inc.†	14,300	6,490,484

		21,473,688

Electric Products-Misc. - 0.4%

Emerson Electric Co.	219,400	13,089,404
Molex, Inc.#	40,300	1,125,579

		14,214,983

Electric-Generation - 0.1%

AES Corp.†	193,000	2,387,410

Electric-Integrated - 2.8%

Ameren Corp.#	69,900	1,954,404
American Electric Power Co., Inc.	140,000	5,009,200
CMS Energy Corp.#	71,300	1,373,238
Consolidated Edison, Inc.#	84,700	4,233,306
Constellation Energy Group, Inc.	58,300	1,811,381
Dominion Resources, Inc.	169,200	7,720,596
DTE Energy Co.	49,300	2,321,044
Duke Energy Corp.	386,200	6,947,738
Edison International	95,000	3,526,400
Entergy Corp.	52,700	3,752,240
Exelon Corp.	192,800	8,051,328
FirstEnergy Corp.#	121,916	4,669,383
Integrys Energy Group, Inc.#	22,600	1,106,722
NextEra Energy, Inc.	121,200	6,722,964
Northeast Utilities	51,400	1,749,656
Pepco Holdings, Inc.	65,500	1,226,815
PG&E Corp.	114,300	5,264,658
Pinnacle West Capital Corp.	31,700	1,338,691
PPL Corp.	140,900	3,583,087
Progress Energy, Inc.	85,400	3,903,634
Public Service Enterprise Group, Inc.	147,500	4,823,250
SCANA Corp.#	33,000	1,335,840
Southern Co.	244,500	9,317,895
TECO Energy, Inc.	62,600	1,133,686
Wisconsin Energy Corp.	34,100	2,018,720
Xcel Energy, Inc.	134,100	3,210,354

		98,106,230

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc.	57,200	1,225,796

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†#	167,000	1,538,070
Altera Corp.	91,100	3,813,446
Broadcom Corp., Class A	132,800	5,474,016
Intel Corp.	1,626,300	34,916,661
LSI Corp.†	179,800	1,130,942
MEMC Electronic Materials, Inc.†	66,300	899,691
Microchip Technology, Inc.#	54,500	2,011,595
Micron Technology, Inc.†#	249,800	2,780,274
National Semiconductor Corp.	69,800	1,081,900
NVIDIA Corp.†	169,400	3,838,604
Texas Instruments, Inc.	342,300	12,189,303
Xilinx, Inc.#	75,500	2,510,375

		72,184,877

Electronic Connectors - 0.1%

Amphenol Corp., Class A	50,900	2,925,732

Electronic Forms - 0.1%

Adobe Systems, Inc.†	148,300	5,116,350

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.†	101,000	4,250,080
FLIR Systems, Inc.#	46,200	1,492,260

		5,742,340

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	33,000	2,616,570

Energy-Alternate Sources - 0.1%

First Solar, Inc.†#	15,700	2,314,023

Engineering/R&D Services - 0.2%

Fluor Corp.	52,100	3,686,596
Jacobs Engineering Group, Inc.†	36,800	1,842,208

		5,528,804

Engines-Internal Combustion - 0.2%

Cummins, Inc.	57,700	5,834,624

Enterprise Software/Service - 1.2%

BMC Software, Inc.†	51,800	2,564,100
CA, Inc.	111,900	2,772,882
Novell, Inc.†	102,500	602,700
Oracle Corp.	1,128,500	37,127,650

		43,067,332

Entertainment Software - 0.1%

Electronic Arts, Inc.†	96,700	1,817,960

Filtration/Separation Products - 0.1%

Pall Corp.	33,600	1,826,496

Finance-Consumer Loans - 0.1%

SLM Corp.†	141,600	2,098,512

Finance-Credit Card - 0.5%

American Express Co.	305,300	13,301,921
Discover Financial Services	158,800	3,453,900

		16,755,821

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	289,100	5,484,227
E*Trade Financial Corp.†	64,300	1,027,514

		6,511,741

Finance-Other Services - 0.4%

CME Group, Inc.	19,500	6,069,960
IntercontinentalExchange, Inc.†	21,300	2,730,660
NASDAQ OMX Group, Inc.†#	43,400	1,241,674
NYSE Euronext	76,100	2,815,700

		12,857,994

Food-Confectionery - 0.1%

Hershey Co.	45,100	2,359,632
J.M. Smucker Co.	34,800	2,395,632

		4,755,264

Food-Dairy Products - 0.0%

Dean Foods Co.†	53,100	560,736

Food-Meat Products - 0.1%

Hormel Foods Corp.#	40,400	1,106,960
Tyson Foods, Inc., Class A	86,900	1,618,947

		2,725,907

Food-Misc. - 1.2%

Campbell Soup Co.#	55,800	1,878,228
ConAgra Foods, Inc.	128,200	2,969,112
General Mills, Inc.	186,700	6,934,038
H.J. Heinz Co.#	93,500	4,695,570
Kellogg Co.	74,100	3,968,796
Kraft Foods, Inc., Class A	509,300	16,216,112
McCormick & Co., Inc.#	38,800	1,848,820
Sara Lee Corp.	186,400	3,191,168

		41,701,844

Food-Retail - 0.3%

Kroger Co.	185,900	4,257,110
Safeway, Inc.#	108,700	2,371,834
SUPERVALU, Inc.#	61,900	534,197
Whole Foods Market, Inc.#	42,900	2,512,224

		9,675,365

Food-Wholesale/Distribution - 0.1%

Sysco Corp.#	170,600	4,740,974

Gas-Distribution - 0.2%

CenterPoint Energy, Inc.	123,400	1,957,124
Nicor, Inc.#	13,300	701,442
NiSource, Inc.#	81,100	1,553,876
Sempra Energy	70,000	3,726,100

		7,938,542

Gold Mining - 0.2%

Newmont Mining Corp.	143,800	7,947,826

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	24,900	2,151,858

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	84,600	1,636,164

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	83,900	3,289,719
Starwood Hotels & Resorts Worldwide, Inc.	55,600	3,397,160
Wyndham Worldwide Corp.#	51,000	1,595,280

		8,282,159

Human Resources - 0.1%

Monster Worldwide, Inc.†#	37,900	649,985
Robert Half International, Inc.#	42,900	1,368,510

		2,018,495

Independent Power Producers - 0.0%

NRG Energy, Inc.†#	72,100	1,441,279

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	41,300	3,623,249

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	62,500	5,750,000
Airgas, Inc.	21,800	1,364,244
Praxair, Inc.	89,300	8,874,634

		15,988,878

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	34,400	911,600
Thermo Fisher Scientific, Inc.†	115,900	6,469,538
Waters Corp.†	26,600	2,209,130

		9,590,268

Insurance Brokers - 0.3%

AON Corp.	96,200	5,063,968
Marsh & McLennan Cos., Inc.	158,400	4,821,696

		9,885,664

Insurance-Life/Health - 0.8%

Aflac, Inc.	137,400	8,087,364
Lincoln National Corp.	92,400	2,930,928
Principal Financial Group, Inc.	93,400	3,199,884
Prudential Financial, Inc.	141,500	9,314,945
Torchmark Corp.	23,300	1,520,325
Unum Group	92,500	2,454,025

		27,507,471

Insurance-Multi-line - 1.1%

ACE, Ltd.	98,900	6,255,425
Allstate Corp.	156,900	4,986,282
American International Group, Inc.†#(1)	41,900	1,552,814
Assurant, Inc.	31,100	1,263,593
Cincinnati Financial Corp.#	47,400	1,613,970
Genworth Financial, Inc., Class A†	142,700	1,887,921
Hartford Financial Services Group, Inc.	129,600	3,836,160
Loews Corp.	92,200	3,987,650
MetLife, Inc.	264,200	12,512,512
XL Group PLC#	94,200	2,199,570

		40,095,897

Insurance-Property/Casualty - 0.5%

Chubb Corp.	88,900	5,394,452
Progressive Corp.	193,400	4,028,522
Travelers Cos., Inc.	126,700	7,593,131

		17,016,105

Insurance-Reinsurance - 1.2%

Berkshire Hathaway, Inc., Class B†	504,500	44,032,760

Internet Infrastructure Software - 0.1%

Akamai Technologies, Inc.†#	53,200	1,996,596
F5 Networks, Inc.†#	23,600	2,785,036

		4,781,632

Internet Security - 0.2%

McAfee, Inc.†	44,900	2,152,955
Symantec Corp.†	226,300	4,080,189
VeriSign, Inc.#	50,100	1,768,029

		8,001,173

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	72,300	4,578,036
Federated Investors, Inc., Class B#	26,700	735,852
Franklin Resources, Inc.	42,400	5,326,288
Invesco, Ltd.	134,700	3,615,348
Janus Capital Group, Inc.#	53,600	719,848
Legg Mason, Inc.	44,600	1,616,750
T. Rowe Price Group, Inc.#	74,800	5,010,104

		21,602,226

Linen Supply & Related Items - 0.0%

Cintas Corp.#	36,900	1,037,628

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	185,000	19,042,050
Joy Global, Inc.	30,100	2,931,138

		21,973,188

Machinery-Farming - 0.3%

Deere & Co.	123,600	11,142,540

Machinery-General Industrial - 0.1%

Roper Industries, Inc.#	27,600	2,321,988

Machinery-Pumps - 0.1%

Flowserve Corp.	16,300	2,037,011

Medical Information Systems - 0.1%

Cerner Corp.†#	20,800	2,089,360

Medical Instruments - 0.7%

Boston Scientific Corp.†	443,200	3,173,312
Intuitive Surgical, Inc.†	11,500	3,771,425
Medtronic, Inc.	314,800	12,566,816
St. Jude Medical, Inc.†	100,000	4,788,000

		24,299,553

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†#	29,700	2,676,861
Quest Diagnostics, Inc.	45,200	2,565,100

		5,241,961

Medical Products - 2.5%

Baxter International, Inc.	169,900	9,030,185
Becton, Dickinson and Co.	67,000	5,360,000
CareFusion Corp.†	65,000	1,775,800
Covidien PLC	146,200	7,521,990
Hospira, Inc.†	48,700	2,573,795
Johnson & Johnson	800,700	49,195,008
Stryker Corp.	99,600	6,300,696
Varian Medical Systems, Inc.†#	34,700	2,404,016
Zimmer Holdings, Inc.†	57,600	3,590,784

		87,752,274

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.†	275,500	14,141,415
Biogen Idec, Inc.†	69,500	4,753,800
Celgene Corp.†	137,200	7,285,320
Genzyme Corp.†	75,500	5,696,475
Gilead Sciences, Inc.†	236,700	9,226,566
Life Technologies Corp.†	54,400	2,903,328

		44,006,904

Medical-Drugs - 3.6%

Abbott Laboratories	450,700	21,678,670
Allergan, Inc.	89,700	6,653,049
Bristol-Myers Squibb Co.	499,000	12,879,190
Cephalon, Inc.†#	21,900	1,233,189
Eli Lilly & Co.	295,900	10,226,304
Forest Laboratories, Inc.†	83,300	2,698,920
Merck & Co., Inc.	898,200	29,254,374
Pfizer, Inc.	2,335,300	44,931,172

		129,554,868

Medical-Generic Drugs - 0.1%

Mylan, Inc.†	126,900	2,902,203
Watson Pharmaceuticals, Inc.†	36,500	2,043,635

		4,945,838

Medical-HMO - 0.9%

Aetna, Inc.	116,600	4,356,176
CIGNA Corp.	79,000	3,323,530
Coventry Health Care, Inc.†	43,300	1,307,660
Humana, Inc.†	49,100	3,191,991
UnitedHealth Group, Inc.	320,700	13,655,406
WellPoint, Inc.	114,800	7,630,756

		33,465,519

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	141,600	1,016,688

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	80,600	3,055,546
Cardinal Health, Inc.	101,700	4,234,788
McKesson Corp.	73,800	5,850,864

		13,141,198

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	41,600	5,896,800

Metal-Aluminum - 0.1%

Alcoa, Inc.	297,800	5,017,930

Metal-Copper - 0.4%

Freeport-McMoRan Copper & Gold, Inc.	274,600	14,540,070

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.	39,500	3,834,265

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.#	68,700	2,804,334

Multimedia - 1.7%

McGraw-Hill Cos., Inc.	89,500	3,461,860
News Corp., Class A	665,800	11,564,946
Time Warner, Inc.	323,400	12,353,880
Viacom, Inc., Class B	176,300	7,873,558

Walt Disney Co.	552,100	24,148,854

		59,403,098

Networking Products - 1.0%

Cisco Systems, Inc.†	1,616,000	29,992,960
Juniper Networks, Inc.†	152,500	6,710,000

		36,702,960

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.†#	26,300	499,437

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	89,600	2,653,056
Waste Management, Inc.#	138,700	5,140,222

		7,793,278

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.#	59,300	1,493,174
Xerox Corp.	404,400	4,347,300

		5,840,474

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	31,500	1,257,480

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.#	20,300	1,588,069
Helmerich & Payne, Inc.	30,900	2,008,191
Nabors Industries, Ltd.†	83,200	2,368,704
Noble Corp.#	74,600	3,335,366
Rowan Cos., Inc.†#	36,800	1,570,256

		10,870,586

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	144,500	11,824,435
Apache Corp.	111,400	13,882,668
Cabot Oil & Gas Corp.#	30,300	1,383,498
Chesapeake Energy Corp.	190,600	6,787,266
Denbury Resources, Inc.†	116,500	2,822,795
Devon Energy Corp.	125,900	11,512,296
EOG Resources, Inc.	74,100	8,322,171
EQT Corp.	43,500	2,144,550
Newfield Exploration Co.†	39,000	2,838,810
Noble Energy, Inc.	51,000	4,725,660
Occidental Petroleum Corp.	236,900	24,156,693
Pioneer Natural Resources Co.#	33,800	3,459,092
QEP Resources, Inc.	51,200	2,024,960
Range Resources Corp.#	46,700	2,535,810
Southwestern Energy Co.†	101,100	3,991,428

		102,412,132

Oil Companies-Integrated - 6.8%

Chevron Corp.	586,700	60,870,125
ConocoPhillips	428,300	33,351,721
Exxon Mobil Corp.	1,470,100	125,737,653
Hess Corp.	87,500	7,615,125
Marathon Oil Corp.	207,000	10,267,200
Murphy Oil Corp.	56,100	4,125,033

		241,966,857

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†	70,700	4,180,491
FMC Technologies, Inc.†	34,900	3,282,345

National Oilwell Varco, Inc.	122,300	9,731,411

		17,194,247

Oil Refining & Marketing - 0.2%

Sunoco, Inc.	35,200	1,473,472
Tesoro Corp.†#	41,700	991,626
Valero Energy Corp.	165,100	4,652,518

		7,117,616

Oil-Field Services - 1.6%

Baker Hughes, Inc.	125,700	8,930,985
Halliburton Co.	265,200	12,448,488
Schlumberger, Ltd.	397,800	37,162,476

		58,541,949

Paper & Related Products - 0.1%

International Paper Co.	127,500	3,541,950
MeadWestvaco Corp.	49,100	1,441,085

		4,983,035

Pharmacy Services - 0.5%

Express Scripts, Inc.†	153,700	8,641,014
Medco Health Solutions, Inc.†	123,700	7,624,868

		16,265,882

Pipelines - 0.4%

El Paso Corp.	205,300	3,818,580
Oneok, Inc.	31,000	2,001,670
Spectra Energy Corp.	189,000	5,055,750
Williams Cos., Inc.	170,500	5,176,380

		16,052,380

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.#	60,100	1,119,062

Publishing-Newspapers - 0.1%

Washington Post Co., Class B#	1,600	692,944
Gannett Co., Inc.#	69,700	1,150,747

		1,843,691

Quarrying - 0.0%

Vulcan Materials Co.#	37,400	1,714,790

Real Estate Investment Trusts - 1.5%

Apartment Investment & Management Co., Class A#	34,100	874,665
AvalonBay Communities, Inc.#	24,900	3,013,647
Boston Properties, Inc.	40,800	3,913,536
Equity Residential	82,900	4,568,619
HCP, Inc.	106,200	4,035,600
Health Care REIT, Inc.	42,300	2,208,906
Host Hotels & Resorts, Inc.	194,200	3,573,280
Kimco Realty Corp.	118,400	2,294,592
Plum Creek Timber Co., Inc.#	47,100	1,976,316
ProLogis	165,900	2,697,534
Public Storage	40,700	4,568,575
Simon Property Group, Inc.	85,400	9,397,416
Ventas, Inc.	45,800	2,538,236
Vornado Realty Trust	47,400	4,423,842
Weyerhaeuser Co.#	156,300	3,815,283

		53,900,047

Real Estate Management/Services - 0.1%

CB Richard Ellis Group, Inc., Class A†#	84,700	2,120,888

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A#	25,600	1,468,672
Gap, Inc.	128,100	2,886,093
Limited Brands, Inc.	77,100	2,468,742
Ross Stores, Inc.	35,100	2,528,604
Urban Outfitters, Inc.†	37,500	1,439,250

		10,791,361

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	7,900	2,037,805
O’Reilly Automotive, Inc.†	40,700	2,262,106

		4,299,911

Retail-Automobile - 0.1%

AutoNation, Inc.†#	18,600	625,704
CarMax, Inc.†#	65,600	2,320,272

		2,945,976

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	75,500	3,635,325

Retail-Building Products - 0.8%

Home Depot, Inc.	477,800	17,903,166
Lowe’s Cos., Inc.	402,300	10,528,191

		28,431,357

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A†#	44,100	879,795

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	96,300	3,104,712
RadioShack Corp.	33,200	491,360

		3,596,072

Retail-Discount - 1.5%

Big Lots, Inc.†	22,000	902,660
Costco Wholesale Corp.	126,000	9,423,540
Family Dollar Stores, Inc.#	36,700	1,837,936
Target Corp.	206,400	10,846,320
Wal-Mart Stores, Inc.	571,200	29,690,976

		52,701,432

Retail-Drug Store - 0.7%

CVS Caremark Corp.	396,200	13,098,372
Walgreen Co.	269,900	11,697,466

		24,795,838

Retail-Jewelry - 0.1%

Tiffany & Co.	36,900	2,271,195

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.	68,900	2,408,744
Nordstrom, Inc.	49,100	2,222,266
Sears Holdings Corp.†#	12,800	1,066,368
TJX Cos., Inc.	115,400	5,754,998

		11,452,376

Retail-Office Supplies - 0.1%

Staples, Inc.	210,800	4,490,040

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.	85,200	4,591,428
Macy’s, Inc.	123,500	2,951,650

		7,543,078

Retail-Restaurants - 1.1%

Darden Restaurants, Inc.	40,400	1,904,052
McDonald’s Corp.	308,000	23,309,440
Starbucks Corp.	216,100	7,126,978
Yum! Brands, Inc.	136,600	6,875,078

		39,215,548

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	70,800	1,003,944

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.#	153,500	1,765,250
People’s United Financial, Inc.	107,600	1,418,168

		3,183,418

Schools - 0.1%

Apollo Group, Inc., Class A†	37,100	1,679,146
DeVry, Inc.	18,200	987,350

		2,666,496

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	87,100	3,473,548
Linear Technology Corp.#	65,700	2,270,592

		5,744,140

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	389,500	6,399,485
KLA-Tencor Corp.	48,700	2,377,534
Novellus Systems, Inc.†	26,300	1,050,948
Teradyne, Inc.†#	52,900	985,527

		10,813,494

Steel-Producers - 0.2%

AK Steel Holding Corp.#	32,100	512,958
Nucor Corp.	92,100	4,417,116
United States Steel Corp.	41,900	2,408,831

		7,338,905

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.#	28,700	1,925,196

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	455,700	10,508,442
JDS Uniphase Corp.†	64,900	1,601,083

		12,109,525

Telecommunication Equipment - 0.1%

Harris Corp.	37,400	1,745,084
Tellabs, Inc.	107,600	579,964

		2,325,048

Telephone-Integrated - 2.6%

AT&T, Inc.	1,723,000	48,898,740
CenturyLink, Inc.#	88,400	3,640,312
Frontier Communications Corp.#	289,800	2,460,402
Qwest Communications International, Inc.	508,100	3,465,242
Verizon Communications, Inc.	824,100	30,425,772
Windstream Corp.#	141,000	1,768,140

		90,658,608

Television - 0.1%

CBS Corp., Class B	198,500	4,736,210

Tobacco - 1.6%

Altria Group, Inc.	608,700	15,442,719

Lorillard, Inc.#	43,600	3,347,172
Philip Morris International, Inc.	529,000	33,210,620
Reynolds American, Inc.	98,600	3,383,952

		55,384,463

Tools-Hand Held - 0.1%

Snap-On, Inc.	17,000	976,310
Stanley Black & Decker, Inc.	48,400	3,670,172

		4,646,482

Toys - 0.1%

Hasbro, Inc.#	39,700	1,782,530
Mattel, Inc.	104,600	2,621,276

		4,403,806

Transport-Rail - 0.8%

CSX Corp.	109,100	8,145,406
Norfolk Southern Corp.	105,900	6,944,922
Union Pacific Corp.	143,800	13,719,958

		28,810,286

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.#	48,400	3,503,676
Expeditors International of Washington, Inc.	61,900	2,958,820
FedEx Corp.	91,700	8,254,834
Ryder System, Inc.	15,100	722,233
United Parcel Service, Inc., Class B	288,300	21,276,540

		36,716,103

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	59,600	3,567,060

Web Portals/ISP - 1.4%

Google, Inc., Class A†	72,700	44,594,180
Yahoo!, Inc.†	380,000	6,232,000

		50,826,180

Wireless Equipment - 1.1%

American Tower Corp., Class A†	116,400	6,280,944
Motorola Mobility Holdings, Inc.†#	85,600	2,585,120
Motorola Solutions, Inc.†	97,900	3,782,856
QUALCOMM, Inc.	471,600	28,097,928

		40,746,848

Total Common Stock
(cost $2,666,652,322)		3,529,113,745

WARRANTS - 0.0%
Insurance-Property/Casualty - 0.0%

American International Group, Inc. Expires 01/19/21 (strike price $45.00)†#(1) (cost $17)	1	12

Total Long-Term Investment Securities
(cost $2,666,652,339)		3,529,113,757

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Collective Investment Pool - 5.1%

Securities Lending Quality Trust(2)(3)	182,890,160	182,350,639

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.14% due 03/17/11(4)	$3,200,000	3,199,801

Total Short-Term Investment Securities
(cost $186,089,961)		185,550,440

REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co. Joint Repurchase Agreement(5)
(cost $24,139,000)	24,139,000	24,139,000

TOTAL INVESTMENTS
(cost $2,876,881,300)(6)	105.3%	3,738,803,197
Liabilities in excess of other assets	(5.3)	(186,660,788)

NET ASSETS	100.0%	$3,552,142,409

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 4
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	At February 28, 2011, the Fund had loaned securities with a total value of $182,333,710. This was secured by collateral of $182,890,160, which was received in cash and subsequently invested in short-term investments currently value at $182,350,639 as reported in the portfolio of investments. The remaining collateral of $3,396,016 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range

Federal Home Loan Bank	0.35% to 0.80%	11/28/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.35% to 1.00%	12/28/12 to 01/10/13
U.S. Treasury Inflation Index Notes/Bonds	0.50%	04/15/15
U.S. Treasury Notes/Bonds	0.88% to 4.50%	04/30/11 to 11/15/40

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2011	Unrealized Appreciation (Depreciation)
414	Long	S&P 500 E Mini Index	March 2011	$27,041,079	$27,450,270	$409,191

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Oil Companies - Integrated	$241,966,857	$—	$—	$241,966,857
Other Industries*	3,287,146,888	—	—	3,287,146,888
Warrants	12	—	—	12
Short-Term Investment Securities:
Collective Investment Pool	—	182,350,639	—	182,350,639
U.S. Government Treasuries	—	3,199,801	—	3,199,801
Repurchase Agreement	—	24,139,000	—	24,139,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	409,191	—	—	409,191

Total	$3,529,522,948	$209,689,440	$—	$3,739,212,388

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2011 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.8%
Airlines - 1.2%

United Continental Holdings, Inc.†	77,350	1,859,494

Applications Software - 1.9%

Microsoft Corp.	106,020	2,818,012

Auto/Truck Parts & Equipment-Original - 1.8%

Lear Corp.	26,070	2,758,206

Banks-Commercial - 3.5%

CIT Group, Inc.†	59,770	2,589,236
M&T Bank Corp.	30,810	2,712,821

		5,302,057

Banks-Fiduciary - 2.2%

State Street Corp.	74,970	3,352,658

Banks-Super Regional - 6.2%

PNC Financial Services Group, Inc.	34,440	2,124,948
US Bancorp	87,390	2,423,325
Wells Fargo & Co.	146,710	4,732,864

		9,281,137

Beverages-Non-alcoholic - 2.6%

Coca-Cola Co.	60,030	3,837,118

Cable/Satellite TV - 3.6%

Comcast Corp., Class A	120,570	3,105,883
Time Warner Cable, Inc.	31,659	2,285,147

		5,391,030

Cellular Telecom - 1.0%

Vodafone Group PLC ADR	51,040	1,460,765

Chemicals-Diversified - 4.8%

Celanese Corp., Series A	73,890	3,062,740
LyondellBasell Industries NV, Class A†	108,160	4,118,733

		7,181,473

Containers-Paper/Plastic - 1.1%

Rock-Tenn Co., Class A	24,680	1,694,282

Diversified Banking Institutions - 5.1%

Goldman Sachs Group, Inc.	8,590	1,406,870
JPMorgan Chase & Co.	134,083	6,260,335

		7,667,205

Diversified Manufacturing Operations - 4.2%

Cooper Industries PLC	36,260	2,333,331
Ingersoll-Rand PLC	89,020	4,032,606

		6,365,937

Electric-Integrated - 5.4%

American Electric Power Co., Inc.	37,970	1,358,567
Edison International	85,220	3,163,366
Entergy Corp.	49,540	3,527,248

		8,049,181

Electronic Components-Semiconductors - 1.0%

Xilinx, Inc.	46,590	1,549,118

Finance-Investment Banker/Broker - 0.5%

E*Trade Financial Corp.†	45,450	726,291

Gas-Distribution - 0.4%

NiSource, Inc.	34,140	654,122

Insurance-Life/Health - 0.9%

Prudential Financial, Inc.	20,690	1,362,023

Insurance-Multi-line - 5.0%

ACE, Ltd.	46,570	2,945,553
MetLife, Inc.	96,062	4,549,496

		7,495,049

Machinery-General Industrial - 1.1%

Babcock & Wilcox Co.†	50,930	1,719,906

Medical-Biomedical/Gene - 4.9%

Amgen, Inc.†	77,350	3,970,375
Gilead Sciences, Inc.†	87,970	3,429,071

		7,399,446

Medical-Drugs - 3.0%

Pfizer, Inc.	232,525	4,473,781

Medical-Generic Drugs - 1.0%

Teva Pharmaceutical Industries, Ltd. ADR	29,000	1,452,900

Medical-HMO - 4.1%

Humana, Inc.†	47,680	3,099,677
WellPoint, Inc.	45,890	3,050,308

		6,149,985

Multimedia - 2.6%

Viacom, Inc., Class B	87,350	3,901,051

Office Automation & Equipment - 1.0%

Xerox Corp.	138,040	1,483,930

Oil Companies-Exploration & Production - 2.1%

Apache Corp.	12,620	1,572,704
Penn West Petroleum, Ltd.	55,510	1,604,239

		3,176,943

Oil Companies-Integrated - 9.3%

Chevron Corp.	69,997	7,262,189
Exxon Mobil Corp.	37,724	3,226,534
Royal Dutch Shell PLC ADR	47,510	3,432,597

		13,921,320

Oil-Field Services - 3.5%

Halliburton Co.	112,540	5,282,628

Retail-Apparel/Shoe - 0.6%

Talbots, Inc.†	147,080	919,250

Retail-Discount - 1.3%

Target Corp.	36,720	1,929,636

Retail-Drug Store - 1.4%

Walgreen Co.	50,172	2,174,454

Retail-Misc./Diversified - 1.0%

AerCap Holdings NV†	108,200	1,468,274

Soap & Cleaning Preparation - 2.0%

Church & Dwight Co., Inc.	40,680	3,068,899

Steel-Specialty - 1.2%

Allegheny Technologies, Inc.	26,680	1,789,694

Telecommunication Equipment - 1.0%

Harris Corp.	31,800	1,483,788

Telephone-Integrated - 2.4%

AT&T, Inc.	124,770	3,540,973

Textile-Home Furnishings - 1.9%

Mohawk Industries, Inc.†	47,770	2,775,915

Total Long-Term Investment Securities
(cost $126,014,866)		146,917,931

REPURCHASE AGREEMENT - 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/28/2011, to be repurchased 03/01/11 in the amount of $3,740,001 and collateralized by $3,820,000 of United State Treasury Bills, bearing interest at 0.02% due 05/26/11 and having an approximate value of $3,818,090 (cost $3,740,000)	$3,740,000	3,740,000

TOTAL INVESTMENTS
(cost $129,754,866) (1)	100.3%	150,657,931
Liabilities in excess of other assets	(0.3)	(410,839)

NET ASSETS	100.0%	$150,247,092

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2011 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$9,281,137	$—	$—	$9,281,137
Diversified Banking Institutions	7,667,205	—	—	7,667,205
Electric-Integrated	8,049,181	—	—	8,049,181
Insurance-Multi-line	7,495,049	—	—	7,495,049
Oil Companies-Integrated	13,921,320	—	—	13,921,320
Other Industries*	100,504,039	—	—	100,504,039
Repurchase Agreement	—	3,740,000	—	3,740,000

Total	$146,917,931	$3,740,000	$—	$150,657,931

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of February 28, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2 — Derivative Instruments

The following tables present the value of derivatives held as of February 28, 2011, by their primary underlying risk exposure.

For a detailed presentation of derivatives held as of February 28, 2011, please refer to the Portfolio of Investments.

Asset Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$11,315	$—
Interest rate contracts
Future contracts (variation margin) (4)	—	—

	$11,315	$—

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $789,760
(3) The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $34,030 as reported in the Portfolio of Investments.
(4) The average value outstanding for interest rate futures contract was $97,514

Global Equity Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$87,972	$279,323

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for forward foreign currency contracts was $71,754,430

	Global Social Awareness Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$51,100	$—

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $10,325,663
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $442,650 as reported in the Portfolio of Investments.

	Global Strategy Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$2,807,136	$1,436,072

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for forward foreign currency contracts was $135,533,401

	Growth Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$823

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for forward foreign currency contracts was $1,450,113

	Health Sciences Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)	$—	$2,700,531

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for equity written options contracts was $4,249,704

	International Government Bond Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$7,764

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average notional amount outstanding for forward foreign currency contracts was $995,257

	International Equities Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$335,494	$—

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $30,238,354
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $881,420 as reported in the Portfolio of Investments.

	Mid Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$88,200	$—

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $23,729,167
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $1,431,303 as reported in the Portfolio of Investments.

	Nasdaq®-100 Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$11,732	$—

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $4,228,782
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $149,458 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$11,962	$—

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $17,869,649
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $957,210 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$183,670	$—

(1)    The Fund’s derivative contracts held during the period ended February 28, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2) The average value outstanding for equity futures contracts was $23,272,911
(3) The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $409,191 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the period ended February 28, 2011, the Global Equity Fund, Growth Fund and International Government Bond Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of February 28, 2011, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund, Growth Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended February 28, 2011, the Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq®-100 Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets. As of February 28, 2011, the following Funds had open futures contracts: Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended February 28, 2011, the Health Sciences Fund used options contracts to generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of February 28, 2011, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

During the period ended February 28, 2011 the following Funds had options written:

	Written Options
	Health Sciences Fund
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2010	8,742	$4,937,051
Options Written	8,676	4,475,872
Options terminated in closing purchase transactions	(4,462)	(2,339,228)
Options exercised	(1,746)	(1,342,417)
Options expired	(5,133)	(2,300,154)

Options Outstanding as of February 28, 2011	6,077	$3,431,124

Note 3 — Repurchase Agreements

As of February 28, 2011, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.88%	$1,912,000
Government Securities	6.95%	15,058,000
Growth & Income	0.74%	1,607,000
Large Capital Growth	1.77%	3,837,000
Mid Cap Index	7.03%	15,246,000
Nasdaq-100® Index	2.27%	4,909,000
Small Cap Index	7.35%	15,933,000
Stock Index	11.14%	24,139,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated February 28, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $216,731,000, a repurchase price of $216,731,060, and maturity date of March 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.13%	04/30/17	$211,975,000	$221,068,341

As of February 28, 2011, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	34.60%	$51,906,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated February 28, 2011, bearing interest at a rate of 0.17% per annum, with a principal amount of $150,000,000, a repurchase price of 150,000,708 and maturity date of March 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.13%	01/15/12	$151,861,100	$153,000,058

Note 4 — Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended February 28, 2011, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/10	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/11
Stock Index	American International Group, Inc. Common Stock	$373,048	$1,432,890	$185,475	$113,599	$(827,090)	$875,138	$1,552,814
	American International Group, Inc. Warrants	—	—	373,048	350,643	(22,388)	(5)	12
Global Equity	AIA Group, Ltd.	—	—	1,047,954	1,046,613	(1,341)	—	—
International Growth I	AIA Group, Ltd.	—	—	307,198	339,860	32,662	—	—

Note 5 — Federal Income Taxes

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 28, 2011.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$130,696,462	$13,685,150	$(3,173,860)	$10,511,290
Blue Chip Growth	318,461,396	126,027,492	(4,799,691)	121,227,801
Broad Cap Value Income	23,293,916	4,498,969	(1,141,520)	3,357,449
Capital Conservation	141,316,227	3,796,911	(1,832,611)	1,964,300
Core Equity	235,999,600	39,068,916	(10,659,712)	28,409,204
Dividend Value	142,854,093	26,059,347	(5,981,545)	20,077,802
Foreign Value	966,884,589	159,768,621	(55,724,943)	104,043,678
Global Equity	243,639,308	32,933,528	(4,512,904)	28,420,624
Global Real Estate	256,457,752	54,899,763	(19,676,660)	35,223,103
Global Social Awareness	282,247,444	38,436,666	(20,449,320)	17,987,346
Global Strategy	497,592,204	68,689,513	(24,091,783)	44,597,730
Government Securities	134,868,789	2,640,718	(2,285,054)	355,664
Growth	706,051,977	158,515,361	(19,824,060)	138,691,301
Growth & Income	88,222,173	10,931,533	(2,789,541)	8,141,992
Health Sciences	165,211,221	48,881,599	(13,864,292)	35,017,307
Inflation Protected	246,037,098	15,769,952	(1,705,957)	14,063,995
International Equities	1,047,959,401	132,219,604	(69,502,784)	62,716,820
International Government Bond*	156,963,149	7,898,227	(2,850,764)	5,047,463
International Growth I	575,833,069	107,060,497	(17,966,998)	89,093,499
Large Cap Core	120,412,844	32,189,912	(1,995,028)	30,194,884
Large Capital Growth	350,024,108	76,051,690	(4,626,146)	71,425,544
Mid Cap Index	2,561,267,880	586,849,724	(187,725,012)	399,124,712
Mid Cap Strategic Growth	306,147,339	66,178,681	(10,624,878)	55,553,803
Money Market I	483,329,414	—	—	—
NASDAQ-100 Index	92,167,543	51,399,840	(5,539,607)	45,860,233
Science & Technology	798,682,117	202,921,499	(42,293,078)	160,628,421
Small Cap Aggressive Growth	85,253,950	18,656,024	(6,081,578)	12,574,446
Small Cap	304,850,215	99,465,345	(12,705,322)	86,760,023
Small Cap Index	981,331,605	243,799,511	(134,853,452)	108,946,059
Small Cap Special Values	243,140,684	35,926,148	(17,018,147)	18,908,001
Small -Mid Growth	107,943,853	25,549,378	(2,676,420)	22,872,958
Stock Index	2,959,116,371	1,119,544,110	(339,857,284)	779,686,826
Value	133,503,584	21,904,920	(4,750,573)	17,154,347

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2010.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	April 28, 2011

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 28, 2011